    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 25, 2014.

                                                              FILE NO. 333-66935

                                                                       811-07622

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                   / /
POST-EFFECTIVE AMENDMENT NO. 26                               /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 300                                             /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                              SEPARATE ACCOUNT TEN

                           (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-8335

              (Depositor's Telephone Number, Including Area Code)

                                   LISA PROCH
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2014, pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
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
                                     PART A

PUTNAM HARTFORD CAPITAL MANAGER EDGE


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT TEN (EST. 3/1/93)
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TEN (EST. 6/22/87)
PO BOX 14293
LEXINGTON, KY 40512-4293



TELEPHONE:      1-800-862-6668 (CONTRACT OWNERS)
                1-800-862-7155 (REGISTERED REPRESENTATIVES)
WWW.HARTFORDINVESTOR.COM
("OUR WEBSITE")



                                                             [THE HARTFORD LOGO]

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--------------------------------------------------------------------------------


This prospectus describes the following contracts: Series I and Series IR and Series II of the Putnam Hartford Capital Manager Edge variable annuity.



The variable annuity product(s) described in this prospectus are no longer for sale. In 2013, We announced that The Hartford would no longer be selling or issuing annuity products and part of the company's long-term strategy is to reduce the liabilities associated with in-force annuity contracts. However, we continue to administer the in force annuity contracts. You should read the terms of your annuity contract, including any riders, as your contract contains the specific terms of the benefits, limitations, restrictions, costs and obligations regarding your annuity.



This variable annuity prospectus describes a contract between each Owner and joint Owner ("you") and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company ("us," "we" or "our") where you agreed to make at least one Premium Payment to us and we agreed to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:


X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.


At the time you purchased your Contract, you allocated your Net Premium Payment, which is any purchase payment less the sales charge and any premium taxes, to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds described in this prospectus are part of the following Portfolio companies: AIM Variable Insurance Trust, Hartford Series Funds, and Putnam Variable Trust.



At the time you purchased your Contract you were able to allocate some or all of your Premium Payment to the "Fixed Accumulation Feature," which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Amounts allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.



You should keep this prospectus for your records. You can also call us at 1-800-521-0538 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, the Statement of Additional Information is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.


Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

-   A bank deposit or obligation

-   Federally insured


-   Endorsed by any bank or governmental agency


--------------------------------------------------------------------------------


PROSPECTUS DATED: MAY 1, 2014



STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2014

2

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TABLE OF CONTENTS


                                                                         PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                    3
FEE TABLES                                                                     5
HIGHLIGHTS                                                                     9
GENERAL CONTRACT INFORMATION                                                  10
  The Company                                                                 10
  The Separate Account                                                        11
  The Funds                                                                   11
PERFORMANCE RELATED INFORMATION                                               13
FIXED ACCUMULATION FEATURE                                                    13
THE CONTRACT                                                                  14
  Purchases and Contract Value                                                14
  Charges and Fees                                                            19
  The Hartford's Principal First                                              20
  Death Benefit                                                               22
  Surrenders                                                                  26
ANNUITY PAYOUTS                                                               28
OTHER PROGRAMS AVAILABLE                                                      30
OTHER INFORMATION                                                             31
  Legal Matters                                                               34
  More Information                                                            34
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      35
APPENDIX TAX -- FEDERAL TAX CONSIDERATIONS/INFORMATION REGARDING       APP TAX-1
TAX-QUALIFIED RETIREMENT PLANS
APPENDIX I -- THE FUNDS                                                  APP I-1
APPENDIX II -- DEATH BENEFIT -- EXAMPLES                                APP II-1
APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES             APP III-1
APPENDIX IV -- ACCUMULATION UNIT VALUES                                 APP IV-1

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DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE: Our overnight mailing address is: Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company, 745 West New Circle Road Building 200, 1st Floor, Lexington, KY 40511. Our standard mailing address is:
Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company, PO Box 14293, Lexington, KY 40512-4293.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and withdrawals.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUITANT: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.


ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90.


ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner, joint Contract Owner or Annuitant.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under The Hartford's Principal First. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

4

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DEATH BENEFIT: The amount payable if the Contract Owner, Joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature. The assets in the General Account are available to the creditors of Hartford.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and withdrawals, prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NET PREMIUM PAYMENT: This is your premium payment minus any sales charge and premium tax, or any other fee that we take prior to allocating payments according to your instructions.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.


OUR WEBSITE: Our current website, www.hartfordinvestor.com, will be changing to www.thehartford/annuities prior to December 31, 2014.


PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.


PREMIUM TAX: The amount of tax, if any, charged by federal, state, or other governmental entity on Premium Payments or Contract Values. On any contract subject to a Premium Tax, we may deduct the tax on a pro-rata basis from the Sub-Accounts at the time we pay the tax to the applicable taxing authorities, at the time the Contract is surrendered, at the time death benefits are paid or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently the maximum rate charged by any state is 3.5% and 1.0% in Puerto Rico.


REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.


THE HARTFORD'S PRINCIPAL FIRST: An option that was available at an additional charge where, if elected you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount is different if you elected this benefit after you purchased your Contract. This benefit is called the Guaranteed Income Benefit in your Contract. This rider/option can no longer be elected or added after you purchase your Contract.


VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

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                                   FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Sales Charge Imposed on Purchases (as a percentage of Premium Payments):                      5.5%
Range of Sales Charges Imposed on Purchases (as a percentage of PremiumPayments) (1):
CUMULATIVE PREMIUM PAYMENT                                                                             SALES
                                                                                                       CHARGE
  Up to $49,999.99                                                                                        5.5%
  $50,000 to $99,999.99                                                                                   4.5%
  $100,000 to $249,999.99                                                                                 3.5%
  $250,000 to $499,999.99                                                                                 2.5%
  $500,000 to $999,999.99                                                                                 2.0%
  $1,000,000 and over                                                                                     1.0%

(1) Hartford may waive any Sales Charge for Contract Owners who take part in asset-based or fee-based brokerage accounts or other groups who meet certain aggregate Premium Payment levels.

CONTRACT OWNER PERIODIC EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (2)                                                                               $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-AccountValue)
  Mortality and Expense Risk Charge                                                                       0.80%
  Administrative Charge                                                                                   0.15%
  Total Separate Account Annual Expenses                                                                  0.95%
OPTIONAL CHARGES (as a percentage of average daily Sub-Account Value)
  The Hartford's Principal First Charge (3)                                                               0.75%
  Optional Death Benefit Charge                                                                           0.15%
  Earnings Protection Benefit Charge                                                                      0.20%
  Total Separate Account Annual Expenses with all optional charges                                        2.05%

(2) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

(3) While the maximum charge for The Hartford's Principal First is 0.75%, the current charge for this benefit is 0.50%. This charge may increase on or after the 5th anniversary of election. See "The Contract" section for additional information.

THIS TABLE ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING UNDERLYING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


Series I/IR:



                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.46%              1.27%
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)

6

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Series II:



                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.71%              1.52%
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.

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EXAMPLE


THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. IF YOU DID NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.


THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


PUTNAM HARTFORD CAPITAL MANAGER EDGE SERIES I/IR:



(1)  If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $829
3 years                                                                   $1,402
5 years                                                                   $1,997
10 years                                                                  $3,584



(2)  If you annuitize at the end of the applicable time period:



1 year                                                                      $799
3 years                                                                     $822
5 years                                                                   $1,417
10 years                                                                  $3,004



(3)  If you do not Surrender your Contract:



1 year                                                                      $829
3 years                                                                   $1,402
5 years                                                                   $1,997
10 years                                                                  $3,584

8

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PUTNAM HARTFORD CAPITAL MANAGER EDGE SERIES II:



(1)  If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $926
3 years                                                                   $1,688
5 years                                                                   $2,465
10 years                                                                  $4,473



(2)  If you annuitize at the end of the applicable time period:



1 year                                                                      $823
3 years                                                                   $1,034
5 years                                                                   $1,809
10 years                                                                  $3,813



(3)  If you do not Surrender your Contract:



1 year                                                                      $926
3 years                                                                   $1,688
5 years                                                                   $2,465
10 years                                                                  $4,473


CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?" Please refer to Appendix IV for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-521-0538.

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HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?


This Contract is closed to new investors. In addition, effective October 4, 2013, we no longer allow Contract Owners to reinstate their Contracts when a Contract Owner requests a Surrender (either Full or Partial). Subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase(R) Program or are part of certain retirement plans.



WHAT TYPE OF SALES CHARGES APPLY?



You pay a sales charge when you purchased your Contract and when you make additional Premium Payments to your Contract. The percent of the sales charge depends on the size of your Premium Payment to date. The bigger your Premium Payment to date, the lower the percentage of your sales charge:


               CUMULATIVE
            PREMIUM PAYMENT               SALES CHARGE
------------------------------------------------------
 Up to $49,999.99                             5.5%
 $50,000 to $99,999.99                        4.5%
 $100,000 to $249,999.99                      3.5%
 $250,000 to $499,999.99                      2.5%
 $500,000 to $999,999.99                      2.0%
 $1,000,000 and over                          1.0%


We may include certain other investment products along with your Premium Payments when we determine your sales charge for this Contract under a program that we call "RIGHTS OF ACCUMULATION." Ask your broker or call us to see if your other investment products qualify.


IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is deducted daily and is equal to an annual charge of 0.80% of your Contract Value invested in the Sub-Accounts.

- ADMINISTRATIVE CHARGE -- This charge is for administration. It is deducted daily and is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Account.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the underlying Funds. See the Funds' prospectuses for more complete information.


- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- This rider/option can no longer be elected or added after you purchase your Contract. If you elected this benefit upon purchase, you can take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. If you elected The Hartford's Principal First, we deduct an additional charge on a daily basis based on your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we continue to deduct the charge until we begin to make Annuity Payouts.



- OPTIONAL DEATH BENEFIT CHARGE -- If you elected the Optional Death Benefit, we deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts. The Optional Death Benefit must be elected at the time you send your initial Premium Payment.



- EARNINGS PROTECTION BENEFIT CHARGE -- If you elected the Earnings Protection Benefit, we deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts.


Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Accounts (particularly in Contracts with lower Contract Value).

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Payout Options, but only if you selected the variable dollar amount Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay a federal income tax penalty.

WILL HARTFORD PAY A DEATH BENEFIT?


There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant, if applicable, die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts and Fixed Accumulation Feature according to your last instructions and will fluctuate with the performance of the underlying Funds.


If death occurs before the Annuity Commencement date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

-   The Contract Value of your Contract, or

-   Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium

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Payments and partial Surrenders. We will calculate an Anniversary Value for each
Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.


If you purchased your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:


- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.


If you purchased your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:


- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.


OPTIONAL DEATH BENEFIT -- If you elected the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:


- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;
-     The Contract Value of your Contract;
-     Your Maximum Anniversary Value; or
- Your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.


If you elected the Optional Death Benefit, you cannot cancel it.



EARNINGS PROTECTION BENEFIT -- You may have elected the Earnings Protection Benefit at an additional charge. If you elected the Earnings Protection Benefit, you cannot cancel it.


If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

-   The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract, plus any Sales Charges deducted on or before the date the Earnings Protection Benefit was added to your Contract, plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain, and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.


You must begin to take payouts by the Annuity Commencement Date, which is by the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later. Effective October 4, 2013, we no longer allow Contract Owners to extend their Annuity Commencement Date even though we may have granted extensions in the past to you or other similarly situated investors. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option.


Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

-   fixed dollar amount Automatic Annuity Payouts,

-   variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

GENERAL CONTRACT INFORMATION

THE COMPANY


We are a stock life insurance company. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in all states of the United States except New York and the District of


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Columbia and Puerto Rico. Hartford Life and Annuity Insurance Company was
originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut. Not all Contracts are available from each issuing company. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the Commission of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for the benefit of you and other Contract Owners, and the persons entitled to the payments described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account which holds assets of other variable annuity contracts offered by the Separate Account which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to other income, gains or losses of Hartford.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Charges for Optional Benefits (if applicable), may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

THE FUNDS


The Funds available for investment are described in Appendix I. These are not the same mutual funds that you can buy through your stockbroker even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution fees and operating expenses. "Master-feeder" or "fund of funds" ("feeder funds") invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Please contact us to obtain a copy of the prospectuses for each Fund (or for any feeder funds). Read these prospectuses carefully before investing. We do not guarantee the investment results of any Fund. Certain Funds may not be available in all states and in all variations of this Contract.


We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the Funds' prospectus, and the Fund's Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

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-   Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.


FEES AND PAYMENTS WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial fees and payments with respect to the Funds that are offered through your Contract (sometimes referred to as "revenue sharing" payments). We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds on the overall menu make payments to Hartford or an affiliate. We receive these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Funds in amounts up to 0.55% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under distribution and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of payment compensation to broker-dealers, financial institutions and other persons for selling the Contracts.



The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance. As of December 31, 2013, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities):



AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, BlackRock Advisors, LLC, American Century Investment Services Inc., BlackRock Investment, LLC, Columbia Management Distributors, Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, Hartford Funds Management Company, LLC, The Huntington Funds, Invesco Advisors Inc., Invesco Distributors Inc., Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, JPMorgan Investment Advisors, Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pacific Investment Management Company, LLC, Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, Sterling Capital Variable Insurance Funds, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.



We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the HLS Funds) based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.



Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on the Funds you select. Revenue sharing payments and Rule 12b-1 fees did not exceed 0.40% and 0.35%, respectively, in 2013, and are not expected to exceed 0.40% and 0.35%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of


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$10,000, we would collect a total of $75 from that Fund). For the fiscal year ended December 31, 2013, revenue sharing payments and Rule 12b-1 fees did not collectively exceed approximately $95.7 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Separate Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the inception of the Separate Account's one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses, Separate Account Annual Expenses without any optional charge deductions, the lowest Sales Charge and do not include deduction for the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

In most states, we guarantee that we will credit interest at an annual effective rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. In some states, the minimum guaranteed interest rate is lower. If your Contract was issued before May 1, 2003, the minimum guaranteed interest rate is 3%. We reserve the right to change the rate subject only to applicable state insurance law.


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We may credit interest at a rate in excess of the minimum guaranteed interest rate per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion. If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Accumulation Feature during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.


DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- Effective October 4, 2013, the DCA Plus program is no longer available and we are no longer accepting subsequent Premium Payments into the program. Contract Owners who have commenced either a 12-month or 6-month Transfer Program prior to October 4, 2013 can complete their current program, but will not be allowed to elect a new program.



THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?


This Contract is no longer available for sale. The Contract is an individual or group tax-deferred variable annuity contract. It was designed for retirement planning purposes and was available for may be purchase by any individual, group or trust, including:


- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.


The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts were able to purchase Contracts that were not part of a tax qualified retirement plan. These are known as non-qualified Contracts.



If you purchased the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.


This prospectus describes two versions of the Contract. Series I of the Contract was sold before May 1, 2002. Series IR of the Contract is sold on or after May 1, 2002, or the date your state approved Series IR for sale, if later.

HOW DO I PURCHASE A CONTRACT?


The Contract was only available for purchase through a Financial Intermediary.



Premium Payments sent to us must be made payable in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred.


Premium Payments may not exceed $1 million without our prior approval. We reserve the right to impose special conditions on anyone who seeks our approval to exceed this limit.


If you purchased your Contract in Alabama, we will accept subsequent Premium Payments only during the first Contract Year. If you purchase your Contract in Oregon, we will accept subsequent Premium Payments only during the first three Contract Years. If you purchase your Contract in Massachusetts, we will accept subsequent Premium Payments only until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later.



It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state and may result in you not receiving important notices about your Contract.


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HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?


If we receive a subsequent Premium Payment before the close of the New York Stock Exchange, your Net Premium Payment will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, your Net Premium Payment will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the Net Premium Payment will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Net Premium Payment based on your last allocation instructions on record. We will send you a confirmation when we invest your Net Premium Payment.



DESCRIPTION OF RIGHT TO CANCEL PROVISION YOU HAD WHEN YOU PURCHASED YOUR
CONTRACT?


If, for any reason, you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Date we receive your request to cancel and will refund any sales or contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Net Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Net Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Net Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by

- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

- Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?


You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures. In addition, there may be investment restrictions applicable to your Contract in conjunction with certain riders as described in this prospectus.


WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it received is in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?

Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners' "transfer-in" requests.

In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or

16

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our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer;" however, you cannot transfer the same Contract Value more than once a Valuation Day.

EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                                 PERMISSIBLE?
--------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth           Yes
Sub-Account
Transfer $10,000 from a money market Sub-Account to any number         Yes
of other Sub-Accounts (dividing the $10,000 among the other
Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts to          Yes
any number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth            No
Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an
international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET OR TELEPHONE. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

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                                                                          17

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THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

ABUSIVE TRANSFER POLICY (EFFECTIVE UNTIL JULY 1, 2007):

Regardless of the number of Sub-Account transfers you have done under the Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy.

We rely on the Funds to identify a pattern or frequency of Sub-Account transfers that the Fund wants us to investigate. Most often, the Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once a Fund contacts us, we run a report that identifies all Contract Owners who transferred in or out of that Fund's Sub-Account on the day or days identified by the Fund. We may share tax identification numbers and other shareholder identifying information contained in our records with Funds. We then review the Contracts on that list to determine whether transfer activity of each identified Contract violates our written Abusive Transfer Policy. We don't reveal the precise details of our analysis to help make it more difficult for abusive traders to adjust their behavior to escape detection.

We consider some or all of the following factors:

-   the dollar amount of the transfer;

-   the total assets of the Funds involved in the transfer;

-   the number of transfers completed in the current calendar quarter;

- whether the transfer is part of a pattern of transfers designed to take advantage of short-term market fluctuations or market inefficiencies; or

-   the frequent trading policies and procedures of a potentially affected Fund.

If you violate the Abusive Trading Policy, we will terminate your Sub-Account transfer privileges until your next Contract Anniversary. We do not differentiate between Contract Owners when enforcing this policy.

FUND TRADING POLICIES (EFFECTIVE AFTER JULY 1, 2007)

You are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information.

Fund trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company- sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

18

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-   These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- Each Contract Year, you may transfer the greater of:

- 30% of the greatest Contract Value in the Fixed Accumulation Feature as of any Contract Anniversary or Contract issue date. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. The 30% does not include Contract Value in any DCA Plus Program; or

- An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.

You must wait 6 months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- You can make transfers by contacting us.

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange on the day you make the transfer request.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.


POWER OF ATTORNEY -- You may authorize another person to conduct financial and other transactions on your behalf by

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submitting a copy of a power of attorney (POA) executed by you that meets the requirements of your resident state law. Once we have the POA on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated agent (attorney-in-fact). We reserve the right to request an affidavit or certification from the agent that the POA is in effect when the agent makes such transactions. You may instruct us to discontinue honoring the POA at any time.


CHARGES AND FEES

The following charges and fees are associated with the Contract:

SALES CHARGE

The purpose of the sales charge is to cover expenses relating to the sale and distribution of the Contracts, including commissions paid to distributing organizations and their sales personnel, the cost of preparing sales literature and other promotional activities. If the sales charge is not sufficient to cover sales and distribution expenses, we pay them from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.

You pay a sales charge when you purchase your Contract and when you make additional Premium Payments to your Contract. The amount of the sales charge depends on the size of your Premium Payment. The bigger your Premium Payments, the lower the percentage of your sales charge:

               CUMULATIVE
            PREMIUM PAYMENT               SALES CHARGE
------------------------------------------------------
Up to $49,999.99                              5.5%
$50,000 to $99,999.99                         4.5%
$100,000 to $249,999.99                       3.5%
$250,000 to $499,999.99                       2.5%
$500,000 to $999,999.99                       2.0%
$1,000,000 and over                           1.0%

We may include certain other investment products when we determine your sales charge for this Contract under a program that we call "RIGHTS OF ACCUMULATION." Under this Program, we may include the asset values of investment products that we call "Eligible Investments" along with your Premium Payments when we determine your sales charge for the Contract. Your other investment products must be ones that we allow as Eligible Investments at the time of your Premium Payment to be considered part of this Program. If you purchased your Contract on or after November 1, 2005, Eligible Investments are:

- Any other individual variable annuity contract issued by Hartford or one of its affiliates that has a front-end sales charge; and

- Class A shares of any retail mutual fund of a fund family that is available as an investment option in this Contract.

If you purchased your Contract before November 1, 2005, Eligible Investments are any individual annuity contract or variable life insurance policy issued by Hartford or its affiliates, and shares of any mutual fund or 529 plan that Hartford has approved for the Program.

Ask your broker or call us to see if your other investment products qualify. You must identify your Eligible Investments to your broker at the time you complete your application or Request for Annuity, and each time you make subsequent Premium Payments. If you send us your Premium Payment directly instead of through your broker's firm, or if you send us Premium Payments through our InvestEase Program or other automatic investment programs, your sales charge will be determined based on your most recent sales charge level on record under the Rights of Accumulation Program, if applicable, or your Cumulative Premium Payments, whichever results in a lower sales charge.

OTHER IMPORTANT PROGRAM RULES:

- If you purchased your Contract on or after November 1, 2005, you must be the owner or joint owner of the Eligible Investments in order for them to be included under the Program. Additionally, your broker's firm must be the broker of record for the Eligible Investments in order for them to be included under the Program.

- If you purchased your Contract before November 1, 2005, Eligible Investments owned by you, your spouse or any immediate family member may be included under the Program.


We may discontinue, modify or amend this Program at any time.


Hartford reserves the right to waive any Sales Charge for Contract Owners who take part in asset-based or fee-based brokerage accounts or other groups who met certain aggregate premium payment levels.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 0.80% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Net Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Net Premium Payments are accumulating, we may experience a loss resulting from the death of an Annuitant or Contract Owner before commencement of Annuity payments in periods of declining value. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

20

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-   EXPENSE RISK -- We also bear an expense risk that the Sales Charge and
    Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.

ADMINISTRATIVE CHARGE

For Administration, we apply a daily charge at the rate of 0.15% per year against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

You should refer to the Trust prospectus for a description of deductions and expenses paid out of the assets of the Trust's portfolios.

PREMIUM TAXES


The amount of tax, if any, charged by federal, state, or other governmental entity on Premium Payments or Contract Values. On any contract subject to a Premium Tax, we may deduct the tax on a pro-rata basis from the Sub-Accounts at the time we pay the tax to the applicable taxing authorities, at the time the Contract is surrendered, at the time death benefits are paid or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently the maximum rate charged by any state is 3.5% and 1.0% in Puerto Rico.


CHARGES AGAINST THE FUNDS

ANNUAL FUND OPERATING EXPENSES -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects management fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.

THE HARTFORD'S PRINCIPAL FIRST CHARGE


We deduct this charge on a daily basis that is based on your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. You may elect the annuitization option at any time. You will be subject to fee increases if you elect to step-up the Benefit Amount.


OPTIONAL DEATH BENEFIT CHARGE


If you elected the Optional Death Benefit, we deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


EARNINGS PROTECTION BENEFIT CHARGE


If you elected the Earnings Protection Benefit, we deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we continue to deduct the charge until we begin to make Annuity Payouts.


REDUCED FEES AND CHARGES

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, THE ADMINISTRATIVE CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

THE HARTFORD'S PRINCIPAL FIRST


This rider/option can no longer be elected or added after you purchase your Contract. If you elected this benefit, you cannot

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cancel it and we continue to deduct the charge until we begin to make Annuity
Payouts. We reserve the right to treat all Contracts issued to you by Hartford or one of its affiliates within a calendar year as one Contract for purposes of The Hartford's Principal First. This means that if you purchased two Contracts from us in any twelve month period and elect The Hartford's Principal First on both Contracts, withdrawals from one Contract will be treated as withdrawals from the other Contract. If you elected The Hartford's Principal First, a company-sponsored exchange will not be considered to be a revocation or termination of the benefit.



If you elected The Hartford's Principal First when you purchased your Contract, your initial Premium Payment is equal to the maximum payouts (the "Benefit Amount"). If you elected this option at a later date, your Contract Value on the date we added the benefit to your Contract is equal to the initial Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as you take withdrawals. The Hartford's Principal First operates as a guarantee of the Benefit Amount. Benefit Payments under The Hartford's Principal First are treated as partial Surrenders and are deducted from your Contract Value.


Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish The Hartford's Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

IF, IN ONE YEAR, YOUR SURRENDERS TOTAL MORE THAN YOUR BENEFIT PAYMENT OUT OF YOUR CONTRACT WE WILL RE-CALCULATE YOUR BENEFIT AMOUNT AND YOUR BENEFIT PAYMENT MAY BE LOWER IN THE FUTURE. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.


Any additional Premium Payments made to your Contract will cause the Benefit Amount to be increased on a dollar-for-dollar basis. The Benefit Payment will equal the prior Benefit Payment plus 7% of the additional Premium Payment for The Hartford's Principal First.


If you change the ownership or assign this Contract to someone other than your spouse anytime after one year of electing The Hartford's Principal First, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.

The Benefit Amount will be recalculated to equal the lesser of:

- The Benefit Amount immediately prior to the ownership change or assignment, or

-   The Contract Value at the time of the ownership change or assignment.

Any time after the 5th year The Hartford's Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been in force.

We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up", we may be charging more for The Hartford's Principal First. Regardless of when you bought your Contract, upon "step up" we will charge you the current charge. Before you decide to "step up", you should request a current prospectus which will describe the current charge for this Benefit. This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect "step-ups" that reset your Benefit Amount to the then prevailing Contract Value.

22

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You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier). These dates are called "election dates" in this section. Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

- We will accept requests for a step-up in writing, verbally or electronically, if available.

- Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuineness of any election.

- We will not accept any written election request received more than 30 days prior to an election date.

- We will not accept any Internet (if available) or telephone election requests received prior to the election date. You may not post-date your election.

- If an election form is received in good order within the 30 days prior to an election date, the "step-up" will automatically occur on the rider anniversary (or if the rider anniversary in a Non-Valuation Day then the next following Valuation Day). If an election form is received in good order on or after an election date, the "step-up" will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.

- We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

- Your election is irrevocable. This means that if your Contract Value increases after your step-up, you cannot ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.

Each surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount.

You can Surrender your Contract any time, even if you have The Hartford's Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under The Hartford's Principal First. If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through an Annuity Payout option called The Hartford's Principal First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose from another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.

If you, the joint Contract Owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, causing a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For qualified Contracts, The Hartford's Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.

For examples on how The Hartford's Principal First is calculated, please see "Appendix III."

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, joint Contract Owner, or the Annuitant dies before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the

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Accumulation Units for each Sub-Account and the dollar amount for the Fixed
Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

-   The Contract Value of your Contract; or

-   The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.


If you purchased your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:


- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.


If you purchased your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:


- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.


OPTIONAL DEATH BENEFIT -- You may have elected the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.


The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

-   Plus any Premium Payments made after the Optional Death Benefit is added;

-   Minus any partial Surrenders after the Optional Death Benefit is added;

-   Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II".


If you elected the Optional Death Benefit, you cannot cancel it.



EARNINGS PROTECTION BENEFIT -- You may have elected the Earnings Protection Benefit at an additional charge. If you elected the Earnings Protection Benefit, you cannot cancel it.


If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

-   The Maximum Anniversary Value; or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any NetPremium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract, plus any Sales Charges deducted on or before the date the Earnings Protection Benefit was added to your Contract, plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant is age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

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FOR EXAMPLE: Assuming that:

- The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   After the deduction of Sales Charges, your Net Premium Payment is $96,500,

-   You took no partial Surrenders,

-   The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death equals $400,000,

- minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $96,500 = $303,500.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($96,500),

- plus Sales Charges deducted on or before the date the Earnings Protection Benefit was added to your Contract ($3,500),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0).

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

ADDITIONAL INFORMATION ABOUT THE DEATH BENEFITS


For more information on how these optional benefits may affect your taxes, please see Appendix Tax the section entitled, "Federal Tax Considerations," under the sub-section entitled "Taxation of Annuities -- General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans."


The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

-   The aggregate Premium Payments minus any Surrenders;

-   The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

-   The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?


The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. When payment is taken in one lump sum, payment will be made within seven days of our receipt of complete instructions, except when we are permitted to defer such payment under the Investment Company Act of 1940. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.



If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our "Safe Haven Program." Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed by the claims paying ability of the Company; however, it is not a bank account and is not insured by Federal Deposit Insurance Corporation (FDIC), nor is it backed by any federal or state government agency. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. We will credit interest at a rate determined periodically in our sole discretion. THE INTEREST RATE IS BASED UPON THE ANALYSIS OF INTEREST RATES


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CREDITED TO FUNDS LEFT ON DEPOSIT WITH OTHER INSURANCE COMPANIES UNDER PROGRAMS
SIMILAR TO THE HARTFORD'S SAFE HAVEN PROGRAM. IN DETERMINING THE INTEREST RATE, WE ALSO FACTOR IN THE IMPACT OF OUR PROFITABILITY, GENERAL ECONOMIC TRENDS, COMPETITIVE FACTORS AND ADMINISTRATIVE EXPENSES. THE INTEREST RATE CREDIT IS NOT THE SAME RATE EARNED ON ASSETS IN THE FIXED ACCUMULATION FEATURE AND IS NOT SUBJECT TO MINIMUM INTEREST RATES PRESCRIBED BY STATE NON-FORFEITURE LAWS. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.


The Beneficiary may elect under the Annuity Payout Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can make Sub-Account transfers.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the Contract Owner, receive the Death Benefit in one lump sum payment or elect an Annuity Payout Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit or the Optional Death Benefit, if the spouse had elected to receive the Death Benefit amount. This spousal contract continuation is available only once for each contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.


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IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving joint       The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Designated Beneficiary receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Contract Owner's estate
                                 Contract Owner and the           deceased                         receives the Death Benefit.
                                 Beneficiary predeceases the
                                 Contract Owner
Annuitant                        The Contract Owner is living     There is no named Contingent     The Contract Owner becomes the
                                                                  Annuitant                        Contingent Annuitant and the
                                                                                                   Contract continues.
Annuitants                       The Contract Owner is living     The Contingent Annuitant is      Contingent Annuitant becomes
                                                                  living                           the Annuitant, and the Contract
                                                                                                   continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
Contract Owner                            The Annuitant is living                   Designated Beneficiary becomes the
                                                                                    Contract Owner
Annuitant                                 The Contract Owner is living              Contract Owner receives a payout at
                                                                                    death, if any.
Annuitant                                 The Annuitant is also the Contract Owner  Designated Beneficiary a payout at death, if any.


THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. FOR MORE INFORMATION ON ANNUITY PAYOUT OPTIONS, INCLUDING THOSE THAT MAY NOT RESULT IN A PAYOUT AT DEATH, PLEASE SEE THE SECTION ENTITLED "ANNUITY PAYOUTS" AND THE "DEATH BENEFIT" SECTION OF YOUR CONTRACT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.


SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date.

There are two restrictions on partial Surrenders before the Annuity Commencement
Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.


Under certain circumstances Hartford had permitted certain Contract Owners to reinstate their Contracts (and certain riders) when a Contract Owner had requested a Surrender (either full or Partial) and returned the forms in good order to Hartford. Effective October 4, 2013, we no longer allow Contract Owners to reinstate their Contracts when a Contract Owner requests a Surrender (either full or Partial).


FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payments for a Period Certain variable dollar amount Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain or the Payments for a Period Certain Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of

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the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?


Requests for full Surrenders terminating your Contract must be in writing. Requests for partial Surrenders can be made in writing, by telephone or via the internet. We will send your money within seven days of receiving complete instructions. However, we may postpone payment whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.



We may also postpone payment of Surrenders with respect to a money market Fund if the board of directors of the underlying money market Fund suspends redemptions from the Fund in connection with the Fund's plan of liquidation, in compliance with rules of the SEC or an order of the SEC.



We may defer payment of any amounts from the Fixed Accumulation for up to six months from the date of the request to Surrender. If we defer payment for more than thirty days, we will pay interest of at least 3% per annum on the amount deferred.



WRITTEN REQUESTS -- Complete a Surrender form or send us a letter, signed by you, stating:



- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,



-   your tax withholding amount or percentage, if any, and



-   your disbursement instructions, including your mailing address.



You may submit this form via mail, fax or a request via the internet.



Unless you specify otherwise, we will provide the dollar amount you want to receive after applicable taxes and charges as the default option.



If there are joint Owners, both must authorize these transactions. For a partial Surrender, specify the Sub-Accounts that you want your Surrender to come from (this may be limited to pro-rata Surrenders if optional benefits are elected); otherwise, the Surrender will be taken in proportion to the value in each Sub-Account.



TELEPHONE OR INTERNET REQUESTS -- To request a partial Surrender by telephone or internet, we must have received your completed Internet Partial Withdrawal/Telephone Redemption Authorization Form. If there are joint Owners, both must sign the form. By signing the form, you authorize us to accept telephone or internet instructions for partial Surrenders from either Owner. Telephone or Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Owner, we discontinue the program, or you are no longer the Owner of the Contract. Please call us with any questions regarding restrictions on telephone or internet Surrenders.



We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE AND/OR INTERNET REDEMPTIONS AT ANY TIME.



Telephone and internet Surrender instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.



COMPLETING A POWER OF ATTORNEY FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE AND INTERNET.


WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made

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after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed,
(c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want to receive Annuity Payouts?

-   What is the Assumed Investment Return?

-   Do you want fixed dollar amount or variable dollar amount Annuity Payouts?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.


Effective October 4, 2013 we no longer allow Contract Owners to extend their Annuity Commencement Date even though we may have granted extensions in the past to you or other similarly situated investors.



PROOF OF SURVIVAL



The payment of any annuity benefit will be subject to evidence that the Annuitant is alive on the date such payment is otherwise due.


1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?


You selected an Annuity Commencement Date when you purchased your Contract or it can be selected at any time before you begin receiving Annuity Payouts. If the annuity reaches the maximum Annuity Commencement Date, which is the later of the 10th Contract Anniversary or the date the annuitant reaches age 90, the Contract will automatically be annuitized. If this Contract was issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.


The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. The Hartford's Principal First Payout Option is available only to Contract Holders who elect The Hartford's Principal First rider. The Hartford's Principal First Preferred Payout Option is available only to Contract Holders who elect The Hartford's Principal First Preferred rider. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value at the time of Annuitization minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts; either fixed, variable, or a combination of fixed and variable, after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

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                                                                          29

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-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We make Annuity Payouts during the lifetime of the Annuitant and a Joint Annuitant, and we guarantee to make those Annuity Payouts for a time period you select which is not less than 5 years and no more than 100 years minus your younger Annuitant's age. If both the Annuitant and your Joint Annuitant die before the time period selected is over, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units, for fixed dollar amount Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 5 years. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

THE HARTFORD'S PRINCIPAL FIRST PAYOUT OPTION


If you elected The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.


IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION.

- For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3.    HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semi-annually, or

-   annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the second monthly Annuity Payout is the same as the first, the Sub-Accounts earned exactly the same return as the AIR. If the second monthly Annuity Payout is more than the

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30

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first, the Sub-Accounts earned more than the AIR. If the second Annuity Payout is less than the first, the Sub-Account earned less than the AIR.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of the variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable), and,

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table

-   the Assumed Investment Return

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 3% AIR is 0.999919%. The Annuity Unit Factor for a 5% AIR is 0.999866%. The Annuity Unit Factor for a 6% AIR is 0.999840%.

COMBINATION ANNUITY PAYOUT -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled "Can I transfer from one Sub-Account to another?" under the section entitled "The Contract."

OTHER PROGRAMS AVAILABLE

We may discontinue, modify or amend any of these Programs or any other Programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program. There is no additional charge for these programs. If you are enrolled in any of these programs while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us; your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.

INVESTEASE(R) PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract excluding the DCA Plus Programs.


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AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender a percentage of your total Premium Payments each Contract Year. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. Amounts taken under this Program if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Please see Appendix Tax for more information regarding the tax consequences associated with your Contract.


AUTOMATIC REBALANCING PROGRAM -- Automatic Rebalancing is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers static model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Automatic Rebalancing Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can only participate in one model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Sub-Account into a different Sub-Account. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from a Sub-Account into a different Sub-Account. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment. Dollar Cost Averaging Programs do not guarantee a profit or protect against investment losses.

OTHER PROGRAM CONSIDERATIONS

- You may terminate your enrollment in any Program (other than Dollar Cost Averaging Programs) at any time.

- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund -- then your allocations will be directed to the surviving Fund;

       - any Fund is liquidated -- then your allocations will be directed to any available money market Fund; or

       - any Fund closes to new investments -- then your allocations to that Fund will be pro-rated among remaining available Funds.

     You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

-   These Programs may be adversely affected by Fund trading policies.

OTHER INFORMATION

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.


SPECULATIVE INVESTING -- Do not purchase this Contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatification, or any other type of collective investment scheme. When you purchased this Contract you represented and warranted that you would not use this Contract, or any of its riders, for speculation, arbitrage, viatification, or any other type of collective investment scheme.


CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- We have entered into a distribution agreement with our affiliate Hartford Securities

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Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us.



HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. The aggregate dollar amount of underwriting commissions paid to HSD in its role as principal underwriter for the fiscal year ended December 31, 2013. Contracts were sold by individuals who were appointed by us as insurance agents and who were registered representatives of Financial Intermediaries ("Registered Representatives").



The Core (the version of this Contract that we call "Core" has no specific marketing name) and Edge Contracts may have been sold directly to the following individuals free of any sales commission: (1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent and affiliates; and (2) employees and Registered Representatives (and their families) of Financial Intermediaries. If applicable, we credited the Contract with a one-time only credit of 5.0% of the initial Premium Payment. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.



We list below types of arrangements that helped to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.


Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediary's internal compensation practices.

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS

Upfront commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.

Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

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                                                                          33

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ADDITIONAL PAYMENTS


Subject to FINRA, Financial Intermediary and insurance rules, we (or our affiliates) also pay the following types of promotional fees to, among other things, encourage the sale of this Contract and/or to provide inforce Contract Owner support. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit. In addition, some Financial Intermediaries may make a profit from fees received for inforce Contract Owner support.



ADDITIONAL
PAYMENT TYPE                                                     WHAT IT'S USED FOR
-------------------------------------------------------------------------------------------------------------------------------
Access                Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits.
Gifts &               Occasional meals and entertainment, tickets to sporting events and nominal gifts.
Entertainment
Marketing             Joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of
                      Financial Intermediary sales contests and/or promotions in which participants (including Registered
                      Representatives) receive prizes such as travel awards, merchandise and recognition.
Marketing Expense     Pay Fund-related parties for wholesaler support, training and marketing activities for certain Funds.
Allowances
Inforce Contract      Support for such things as providing hardware and software, operational and systems integration, links to
Owner Support         our website from a Financial Intermediary's websites; shareholder services.
Training              Educational, sales or training seminars, conferences and programs, sales and service desk training.
Volume                Pay for the overall volume of their sales or the amount of money investing in our products.



As of December 31, 2013, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities:



AIG Advisors Group, Inc., (FSC Securities Corporation, Royal Alliance Assoc., Inc., Sagepoint Financial), Allen & Company of Florida, Inc., Bancwest Investment Services, Inc., BBVA Compass Inv. Solutions, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research Inc., Capital Analyst Inc., Centaurus Financial, Inc., Cetera Financial Group (Cetera Financial Specialists, LLC, Cetera Investment Services, LLC, Cetera Advisors, LLC, Cetera Advisor Networks,
LLC), CCO Investment Services Corp., Citigroup Global Markets, Inc., Comerica Securities, Inc., Commonwealth Financial Network, Crown Capital Securities, LLP, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP, Edward D. Jones & Co., LLP, Fifth Third Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, Inc., First Tennessee Brokerage Inc., Frost Brokerage Services, Inc., H. Beck, Inc., H.D. Vest Investment Services, Harbour Investments, Inc., Heim, Young & Associates, Inc., Huntington Investment Company, Infinex Investment, Inc., ING Financial Partners, Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, W.L. Lyons LLC, Janney Montgomery Scott, Inc., Key Investment Services, Lincoln Financial Advisors Corp., Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corporation, M&T Securities, Inc., Merrill Lynch Pierce Fenner & Smith, MML Investor Services Inc., Morgan Stanley Smith Barney, LLC, (various divisions and affiliates), Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James & Associates, Inc., Raymond James Financial Services, RBC Capital Markets., Robert W. Baird & Co. Inc., Rogan & Associates, Securities America, Inc., Sigma Financial Corporation, Sorrento Pacific Financial LLC, Summit Brokerage Services Inc., TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Transamerica Financial Advisors, Triad Advisors, Inc., U.S. Bancorp Investments, Inc., Unionbanc Investment Services, UBS Financial Services, Inc., Vanderbilt Securities, LLC, Wells Fargo Advisors LLC (various divisions), Woodbury Financial Services, Inc.



Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their investment professional is or should be included in any such listing.



As of December 31, 2013, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: American Variable Insurance Series & Capital Research and Management Company & Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.



For the fiscal year ended December 31, 2013, Additional Payments did not in the aggregate exceed approximately $21 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.04% of


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34

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average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $0.2 million or approximately 0.15% of the Premium Payments invested in a particular Fund during this period.


LEGAL MATTERS

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life Insurance Company/Hartford Life and
Annuity Insurance Company
PO Box 14293
Lexington, KY 40512-4293.

Telephone: (800) 521 0538

FINANCIAL STATEMENTS


You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.



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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
ACCUMULATION UNIT VALUES
FINANCIAL STATEMENTS


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                                                                   APP TAX-1

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APPENDIX TAX



FEDERAL TAX CONSIDERATIONS


A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to Your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide You with a copy of what was reported. This copy is not intended to supplant Your own records. It is Your responsibility to ensure that what You report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on Your books and records. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if You find any discrepancies in case corrections have to be made.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including

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APP TAX-2

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assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES - GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

For tax years beginning after December 31, 2012, estates and trusts with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the estate's or trust's adjusted gross income for the taxable year.

    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982. For tax years beginning after December 31, 2012, individuals with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the individual's modified adjusted gross income for the taxable year.

       a.   AMOUNTS RECEIVED AS AN ANNUITY

Contract payments made periodically at regular intervals over a period of more than one full year, such that the total amount payable is determinable from the start ("amounts received as an annuity") are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the allocable "investment in the contract" to the total amount of the payments to be made after the start of the payments (the "exclusion ratio") under Section 72 of the Code. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract." The start of the payments may be the Annuity Commencement Date, or may be an annuity starting date assigned should any portion less than the full Contract be converted to periodic payments from the Contract (Annuity Payouts).

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the allocated investment in the contract for the Annuity Payout, any additional payments (including surrenders) will be entirely includable in gross income.

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                                                                   APP TAX-3

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ii.  To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract". It is unclear what value should be used in determining the "income on the contract." We believe that the "income on the contract" does not include some measure of the value of certain future cash-value type benefits, but the IRS could take a contrary position and include such value in determining the "income on the contract".

iii. Under Section 72(a)(2) of the Code, if any amount is received as an annuity (i.e., as one of a series of periodic payments at regular intervals over more than one full year) for a period of 10 or more years, or during one or more lives, under any portion of an annuity, endowment, or life insurance contract, then that portion of the contract shall be treated as a separate contract with its own annuity starting date (otherwise referred to as a partial annuitization of the contract). This assigned annuity starting date for the new separate contract can be different from the original Annuity Commencement Date for the Contract. Also, for purposes of applying the exclusion ratio for the amounts received under the partial annuitization, the investment in the contract before receiving any such amounts shall be allocated pro rata between the portion of the Contract from which such amounts are received as an annuity and the portion of the Contract from which amounts are not received as an annuity. These provisions apply to payments received in taxable years beginning after December 31, 2010.


      APPLIES TO CONTRACTS THAT OFFER THE PERSONAL PENSION ACCOUNT (THERE MAY BE NO CONTRACTS THAT OFFER PPA DESCRIBED IN THIS PROSPECTUS)


      We believe that Personal Pension Account Payouts are partial annuitizations of the Contract, and that an equitable allocation of the investment in the contract would be in proportion to the estimated fair market values of the portions of the Contract.


      When annuitization of the Personal Pension Account has occurred, your Benefit Balance will be calculated by using an actuarial present value formula.


       b.  AMOUNTS NOT RECEIVED AS AN ANNUITY

i. To the extent that the "cash value" of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

ii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender), which is non-periodic and not part of a partial annuitization, is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" is computed by reference to the aggregation rule described in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract," and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

iii. Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date (or after the assigned annuity starting date for a partial annuitization) are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph 2.c. may apply).

iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.

       c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the

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APP TAX-4

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contracts will be added together to determine the taxation under subparagraph
2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code
Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

       d. 10% PENALTY TAX - APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

       1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

       2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

       3.   Distributions attributable to a recipient becoming disabled.

       4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

       5. Distributions made under certain annuities issued in connection with structured settlement agreements.

       6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

       7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

       e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

       f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

       1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

       2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

       3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the

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                                                                   APP TAX-5

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           Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This Spousal Contract continuation shall apply only once for this Contract.

iv.  Civil Union or Domestic Partner

      Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner pursuant to a civil union or domestic partnership recognized under state law, then such designated beneficiary's right to continue the Contract as the succeeding Contract Owner will be contingent, among other things, upon the treatment of such designated beneficiary as the spouse of the Contract Owner under Code
      Section 72(s) (or any successor provision). Currently, Federal tax law only recognizes spouses if they are married individuals of the opposite sex. Consequently, such designated beneficiary who is not recognized as a "spouse" under Federal tax law will not be able to continue the Contract and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election.

       g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

       h.  PARTIAL EXCHANGES.

The IRS, in Rev. Rul. 2003-76, confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange").

The IRS issued additional guidance, Rev. Proc. 2011-38, that addresses partial exchanges. Rev. Proc. 2011-38 modifies and supersedes Rev. Proc. 2008-24 and applies to the direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies and is effective for transfers that are completed on or after October 24, 2011. The Rev. Proc. does not apply to transactions to which the rules for partial annuitization under Code Section 72(a)(2) apply.

Under Rev. Proc. 2011-38, a transfer within the scope of the Rev. Proc. will be treated as a tax-free exchange under Section 1035 if no amount, other than an amount received as an annuity for a period of 10 years or more or during one or more lives, is received under either the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, the date the contract is placed in-force). A subsequent direct transfer of all or a portion of either contract is not taken into account for purposes of this characterization if the subsequent transfer qualifies (or is intended to qualify) as a tax-free exchange under Code Section 1035.

If a transfer falls within the scope of the Rev. Proc. but is not described above (for example - if a distribution is made from either contract within the 180 day period), the transfer will be characterized in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. The IRS will not require aggregation (under Code Section 72(e)(12)) of an original, pre-existing contract with a second contract that is the subject of a tax-free exchange, even if both contracts are issued by the same insurance company, but will instead treat the contracts as separate annuity contracts. The applicability of the IRS's partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange or split of annuity contracts.

    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

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APP TAX-6

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The Treasury Department's diversification regulations under Code Section 817(h)
require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.


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5.   CERTAIN TAX CONSIDERATIONS FOR FULL OR PARTIAL SETTLEMENT PAYMENTS FROM THE
     PERSONAL PENSION ACCOUNT


APPLIES TO CONTRACTS THAT OFFER THE PERSONAL PENSION ACCOUNT (THERE MAY BE NO CONTRACTS THAT OFFER THE PPA DESCRIBED IN THIS PROSPECTUS)


The recent enactment of new Section 72(a)(2) of the Code for partial annuitizations provides direction on how Personal Pension Account Payouts should be treated for tax purposes, effective for payments received in taxable years beginning after December 31, 2010 (regardless of when the annuity was purchased). However, because there is yet to be guidance on the new provisions from the IRS, there is still some uncertainty as to how the partial annuitization provisions will be applied and we advise you to consult with a qualified tax adviser concerning such tax treatment before you deposit amounts into the Personal Pension Account or take a settlement for a Personal Pension Account Payout.

With respect to the Personal Pension Account, the Company plans to report any periodic payments under a settlement of the Personal Pension Account (Personal Pension Account Payouts) as amounts received as an annuity and a partial annuitization of the Contract, resulting in that portion of the Contract being treated as a separate contract for which an annuity starting date is assigned, a portion of the investment in the contract is allocated and an exclusion ratio is determined (discussed in subparagraph 2.a. above). Likewise, after December 31, 2010, the Company plans to report any continuing periodic settlement payments from the Personal Pension Account as amounts received as an annuity under a separate contract with an annuity starting date of January 1, 2010, for which a portion of the investment in the contract should be allocated and an exclusion ratio should be determined consistent with new Section 72(a)(2) of the Code (and discussed in subparagraph 2.a. above).

D.  FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

    1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

    2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee's total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled "Information Regarding Tax-Qualified Retirement Plans" for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse

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APP TAX-8

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beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code
Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.

H. TAX DISCLOSURE OBLIGATIONS

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by Hartford The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.

INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE WITH REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A CONTRACT THROUGH A QUALIFIED PLAN, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

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                                                                   APP TAX-9

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1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) may elect to provide for a separate account or annuity contract that accepts after-tax employee contributions and is treated as a "Deemed IRA" under Code Section 408(q), which is generally subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a.   TRADITIONAL IRAS

Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant).

IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b.  SEP IRAS

Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer contributions, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c.   SIMPLE IRAS

The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow

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APP TAX-10

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each eligible participant to have the balance in his SIMPLE IRA held by the
Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d.  ROTH IRAS

Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.

A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

    a.   after the employee reaches age 59 1/2;

    b.  upon the employee's separation from service;

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                                                                  APP TAX-11

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    c.   upon the employee's death or disability;

    d. in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

    e. as a qualified reservist distribution upon certain calls to active duty.

An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.

Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).

Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. Section 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. In addition, the same Regulation provides corresponding rules for a transfer from one TSA to another TSA under a different TSA Plan (e.g., for a different eligible employer). We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")

Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $15,000 for 2006 and thereafter ($17,500 for 2013). The Plan may provide for additional "catch-up" contributions . In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).

Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

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APP TAX-12

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5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

Except under certain circumstances in the case of Roth IRAs or Roth accounts in certain Qualified Plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

  a. PENALTY TAXES ON PREMATURE DISTRIBUTIONS

Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

    (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

    (iii) part of a series of substantially equal periodic payments (not less frequently than annually - "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

    (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year;

    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;

    (viii) made an account of an IRS levy on the Qualified Plan under Code
           Section 72(t)(2)(A)(vii); or

    (ix) made as a "direct rollover" or other timely rollover to an Eligible Retirement Plan, as described below.

  In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

    (x) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions in Code Section 72(t)(2)(D) are met;

    (xi) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

    (xii) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

                                                                  APP TAX-13

-------------------------------------------------------------------------------

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death, disability or a method change allowed by Rev. Rul. 2002-62), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

  b. RMDS AND 50% PENALTY TAX

If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of -

    (i)  the calendar year in which the individual attains age 70 1/2, or

    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

A special rule applies to individuals who attained age 70 1/2 in 2009. Such individuals should consult with a qualified tax adviser before taking RMDs in 2010.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over -

    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a qualifying designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If the individual's surviving spouse is the sole designated beneficiary, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

APP TAX-14

-------------------------------------------------------------------------------

Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transfer or Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.

Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either -

    a.   an RMD amount;

    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

    c.   any distribution made upon hardship of the employee.

Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a

                                                                  APP TAX-15

-------------------------------------------------------------------------------

"conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a non-spouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be re-contributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken. Other rules and exceptions may apply, so please consult with a qualified tax adviser.

9. CERTAIN TAX CONSIDERATIONS WITH THE PERSONAL PENSION ACCOUNT IN QUALIFIED
PLANS


APPLIES TO CONTRACTS THAT OFFER THE PERSONAL PENSION ACCOUNT (THERE MAY BE NO CONTRACTS THAT OFFER THE PPA DESCRIBED IN THIS PROSPECTUS)


Because the IRS has published no guidance on the tax treatment of arrangements resembling the Personal Pension Account, there is necessarily some uncertainty as to how an annuity contract with a Personal Pension Account will be treated in different types of Qualified Plans, and we advise you to consult with a qualified tax adviser concerning such treatment before you deposit any amount into a Personal Pension Account that is held in any Qualified Plan.

Among such tax issues for you to consider with a qualified tax adviser in such a case are the following:

a. Any amounts received by you (or your payee) prior to your attaining age 59 1/2 are generally subject to the penalty tax on premature distributions described above, unless such an amount received can qualify for an exception from such a penalty tax, e.g., scheduled payments that qualify for the SEPP Exception. In addition, any modification in payments qualifying for the SEPP Exception (e.g., by commutation) can have adverse penalty tax consequences, as described above.

b. The tax rules for satisfying RMD requirements vary according to both the form of Qualified Plan (e.g., NonRoth or Roth IRA) and the form of payment (e.g., periodic annuity payout or non-periodic distribution from an account value). As a result, such variations should be considered when RMD amounts need to be taken (e.g., after age 70 1/2 or death). In addition, any modification in the form or amount of such payments (e.g., by commutation) could have adverse tax consequences, if such a modification does not satisfy an IRS-recognized RMD exception (e.g., for an acceleration or other change in periodic payments under Reg. Section 1.401(a) (9)-6, Q&A-1 and Q&A-14).

c. Any attempt to transfer an amount from the Benefit Balance to Sub-Accounts or the Fixed Accumulation Feature (if available) that exceeds the threshold for such a transfer will be treated by us as a form of annuitization distribution from the Personal Pension Account, and thus may not qualify as a tax-free direct transfer. Instead, such an attempted excess transfer could be treated for tax purposes as a potentially taxable distribution out of the entire annuity contract, followed by a contribution back into the same contract. While such a distribution from an IRA may qualify for 60-day rollover treatment (if it is not needed to satisfy RMD requirements), only one such tax-free 60-day rollover is allowed for any 365-day period for any individual from all of such individual's IRAs. Failing such tax-free rollover treatment, such a distribution could be subject to both income and penalty tax, and any deemed contribution back into the contract may be subject to an excise tax on excess contributions, particularly after age 70 1/2. IN ADDITION, ANY SUCH DISTRIBUTION FROM A NON-IRA FORM OF QUALIFIED PLAN MAY BE SUBJECT TO THE 20% MANDATORY WITHHOLDING TAX, UNLESS SUCH DISTRIBUTION IS AN RMD OR OTHERWISE AVOIDS CLASSIFICATION AS AN "ELIGIBLE ROLLOVER DISTRIBUTION," AS DESCRIBED ABOVE.

                                                                     APP I-1

-------------------------------------------------------------------------------


APPENDIX I -- THE FUNDS



I.   Series I and IR of Putnam Hartford Capital Manager Edge



FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
 Putnam VT American Government Income    High current income with preservation of     Putnam Investment Management, LLC
  Fund -- Class IA                       capital as its secondary objective
 Putnam VT Capital Opportunities Fund    Long term growth of capital                  Putnam Investment Management, LLC
  -- Class IA
 Putnam VT Diversified Income Fund --    As high a level of current income as Putnam  Putnam Investment Management, LLC
  Class IA                               Investment Management, LLC believes is
                                         consistent with preservation of capital
 Putnam VT Equity Income Fund -- Class   Capital growth and current income            Putnam Investment Management, LLC
  IA
 Putnam VT George Putnam Balanced Fund   A balanced investment composed of a well     Putnam Investment Management, LLC
  -- Class IA                            diversified portfolio of stocks and bonds
                                         which produce both capital growth and
                                         current income
 Putnam VT Global Asset Allocation Fund  Long-term return consistent with             Putnam Investment Management, LLC
  -- Class IA                            preservation of capital                      Sub-advised by Putnam Advisory Company, LLC
 Putnam VT Global Equity Fund -- Class   Capital appreciation                         Putnam Investment Management, LLC
  IA                                                                                  Sub-advised by Putnam Advisory Company, LLC
 Putnam VT Global Health Care Fund --    Capital appreciation                         Putnam Investment Management, LLC
  Class IA+                                                                           Sub-advised by Putnam Advisory Company, LLC
 Putnam VT Global Utilities Fund --      Capital growth and current income            Putnam Investment Management, LLC
  Class IA+                                                                           Sub-advised by Putnam Advisory Company, LLC
 Putnam VT Growth and Income Fund --     Capital growth and current income            Putnam Investment Management, LLC
  Class IA
 Putnam VT Growth Opportunities Fund --  Capital appreciation                         Putnam Investment Management, LLC
  Class IA
 Putnam VT High Yield Fund -- Class IA   High current income. Capital growth is a     Putnam Investment Management, LLC
                                         secondary goal when consistent with
                                         achieving high current income
 Putnam VT Income Fund -- Class IA       High current income consistent with what     Putnam Investment Management, LLC
                                         Putnam Investment Management, LLC believes
                                         to be prudent risk
 Putnam VT International Equity Fund --  Capital appreciation                         Putnam Investment Management, LLC
  Class IA                                                                            Sub-advised by Putnam Advisory Company, LLC
 Putnam VT International Growth Fund --  Long-term capital appreciation               Putnam Investment Management, LLC
  Class IA                                                                            Sub-advised by Putnam Advisory Company, LLC
 Putnam VT International Value Fund --   Capital growth. Current income is a          Putnam Investment Management, LLC
  Class IA                               secondary objective                          Sub-advised by Putnam Advisory Company, LLC

APP I-2

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Putnam VT Investors Fund -- Class IA    Long-term growth of capital and any          Putnam Investment Management, LLC
                                         increased income that results from this
                                         growth
 Putnam VT Money Market Fund -- Class    As high a rate of current income as Putnam   Putnam Investment Management, LLC
  IA*                                    Investment Management, LLC believes is
                                         consistent with preservation of capital and
                                         maintenance of liquidity
 Putnam VT Multi-Cap Growth Fund --      Long-term capital appreciation               Putnam Investment Management, LLC
  Class IA
 Putnam VT Multi-Cap Value Fund --       Capital appreciation and, as a secondary     Putnam Investment Management, LLC
  Class IA                               objective, current income
 Putnam VT Research Fund -- Class IA     Capital appreciation                         Putnam Investment Management, LLC
                                                                                      Sub-advised by Putnam Advisory Company, LLC
 Putnam VT Small Cap Value Fund --       Capital appreciation                         Putnam Investment Management, LLC
  Class IA
 Putnam VT Voyager Fund -- Class IA      Capital appreciation                         Putnam Investment Management, LLC
 Fixed Accumulation Feature**            Preservation of capital                      N/A



+    Closed to new and subsequent Premium Payments and transfers of Contract
     Value.
* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.
** The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.




Series II of Putnam Hartford Capital Manager Edge



FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
 Putnam VT American Government Income    High current income with preservation of     Putnam Investment Management, LLC
  Fund -- Class IB                       capital as its secondary objective
 Putnam VT Capital Opportunities Fund    Long term growth of capital                  Putnam Investment Management, LLC
  -- Class IB
 Putnam VT Diversified Income Fund --    As high a level of current income as Putnam  Putnam Investment Management, LLC
  Class IB                               Investment Management, LLC believes is
                                         consistent with preservation of capital
 Putnam VT Equity Income Fund -- Class   Capital growth and current income            Putnam Investment Management, LLC
  IB
 Putnam VT George Putnam Balanced Fund   A balanced investment composed of a well     Putnam Investment Management, LLC
  -- Class IB                            diversified portfolio of stocks and bonds
                                         which produce both capital growth and
                                         current income
 Putnam VT Global Asset Allocation Fund  Long-term return consistent with             Putnam Investment Management, LLC
  -- Class IB                            preservation of capital                      Sub-advised by Putnam Advisory Company, LLC
 Putnam VT Global Equity Fund -- Class   Capital appreciation                         Putnam Investment Management, LLC
  IB                                                                                  Sub-advised by Putnam Advisory Company, LLC

                                                                     APP I-3

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Putnam VT Global Health Care Fund --    Capital appreciation                         Putnam Investment Management, LLC
  Class IB+                                                                           Sub-advised by Putnam Advisory Company, LLC
 Putnam VT Global Utilities Fund --      Capital growth and current income            Putnam Investment Management, LLC
  Class IB                                                                            Sub-advised by Putnam Advisory Company, LLC
 Putnam VT Growth and Income Fund --     Capital growth and current income            Putnam Investment Management, LLC
  Class IB
 Putnam VT Growth Opportunities Fund --  Capital appreciation                         Putnam Investment Management, LLC
  Class IB
 Putnam VT High Yield Fund -- Class IB   High current income. Capital growth is a     Putnam Investment Management, LLC
                                         secondary goal when consistent with
                                         achieving high current income
 Putnam VT Income Fund -- Class IB       High current income consistent with what     Putnam Investment Management, LLC
                                         Putnam Investment Management, LLC believes
                                         to be prudent risk
 Putnam VT International Equity Fund --  Capital appreciation                         Putnam Investment Management, LLC
  Class IB                                                                            Sub-advised by Putnam Advisory Company, LLC
 Putnam VT International Growth Fund --  Long-term capital appreciation               Putnam Investment Management, LLC
  Class IB                                                                            Sub-advised by Putnam Advisory Company, LLC
 Putnam VT International Value Fund --   Capital growth. Current income is a          Putnam Investment Management, LLC
  Class IB                               secondary objective                          Sub-advised by Putnam Advisory Company, LLC
 Putnam VT Investors Fund -- Class IB    Long-term growth of capital and any          Putnam Investment Management, LLC
                                         increased income that results from this
                                         growth
 Putnam VT Money Market Fund -- Class    As high a rate of current income as Putnam   Putnam Investment Management, LLC
  IB*                                    Investment Management, LLC believes is
                                         consistent with preservation of capital and
                                         maintenance of liquidity
 Putnam VT Multi-Cap Growth Fund --      Long-term capital appreciation               Putnam Investment Management, LLC
  Class IB
 Putnam VT Multi-Cap Value Fund --       Capital appreciation and, as a secondary     Putnam Investment Management, LLC
  Class IB                               objective, current income
 Putnam VT Research Fund -- Class IB     Capital appreciation                         Putnam Investment Management, LLC
                                                                                      Sub-advised by Putnam Advisory Company, LLC
 Putnam VT Small Cap Value Fund --       Capital appreciation                         Putnam Investment Management, LLC
  Class IB
 Putnam VT Voyager Fund -- Class IB      Capital appreciation                         Putnam Investment Management, LLC
 Fixed Accumulation Feature**            Preservation of capital                      N/A



+    Closed to new and subsequent Premium Payments and transfers of Contract
     Value.
* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.
** The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.

                                                                    APP II-1

-------------------------------------------------------------------------------

APPENDIX II -- DEATH BENEFIT -- EXAMPLES


EXAMPLE 1:



Assume you make a Premium Payment of $90,000. Assume your Maximum Anniversary Value is $95,000. Then your Contract Value on due proof of death is $102,000.



Your Maximum death benefit payable is the greatest of Total Premium Payments (adjusted for partial surrenders), Maximum Anniversary Value and Contract Value on due proof of death is $102,000.



EXAMPLE 2:



Assume you make a Premium Payment of $90,000. Assume your Maximum Anniversary Value is $105,000. Then your Contract Value on due proof of death is $102,000.



Your Maximum death benefit payable is the greatest of Total Premium Payments (adjusted for partial surrenders), Maximum Anniversary Value and Contract Value on due proof of death is $105,000.



EXAMPLE 3:



Your Contract DOES NOT have the 2002 Amendatory rider. Assume you make a Premium Payment of $90,000. Assume your Maximum Anniversary Value is $105,000 on the second anniversary. During the third contract year you take a partial Surrender of $20,000.



Your Total Premium Payment is reduced by the amount of the partial surrender and is $70,000. Your Maximum Anniversary Value is reduced by the amount of the partial surrender and is $85,000.



You die prior to the third anniversary and your Contract Value on due proof of death is $82,000.



Your Maximum death benefit payable is the greatest of Total Premium Payouts (adjusted for withdrawals), Maximum Anniversary Value and Contract Value on due proof of death is $85,000.



EXAMPLE 4:



Your Contract DOES have the 2002 Amendatory rider. Assume you make a Premium Payment of $90,000. Assume your Maximum Anniversary Value is $105,000 on the second anniversary. During the third contract year you take a partial Surrender of $20,000. The Contract Value prior to the partial Surrender is $100,00.0



Your Total Premium Payment is reduced by the amount of the partial surrender and is $70,000.



Due to the 2002 Amendatory Rider the Maximum Anniversary Value is adjusted proportionally for the partial surrender. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Maximum Anniversary Value prior to the Surrender. To determine the new Maximum Anniversary Value, that total is then subtracted from the Maximum Anniversary Value prior to the Surrender.



    $ 20,000  partial Surrender divided by
   $ 100,000  Contract Value prior to Surrender equals
         .02  multiplied by
   $ 105,000  Maximum Anniversary Value for a total of
    $ 21,000 to be deducted from the Interest Accumulation Value equals $ 84,000 the new Maximum Anniversary Value




You die prior to the third anniversary and your Contract Value on due proof of death is $82,000.



Your Maximum death benefit payable is the greatest of Total Premium Payouts (adjusted for withdrawals), Maximum Anniversary Value and Contract Value on due proof of death is $84,000.



EXAMPLE 5



YOU ELECTED THE OPTIONAL DEATH BENEFIT RIDER



Your Contract DOES NOT have the 2002 Amendatory rider. Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.



   $ 100,000  Premium Payment
     $ 5,000  Interest of 5%
   $ 105,000  Interest Accumulation Value

APP II-2

-------------------------------------------------------------------------------


If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.



    $ 10,000  partial Surrender divided by
   $ 108,000  Contract Value prior to Surrender equals
      .09259  multiplied by
   $ 105,000  Interest Accumulation Value for a total of
     $ 9,722  to be deducted from the Interest Accumulation Value equals
    $ 95,278  the new Interest Accumulation Value



The adjusted Maximum Anniversary Value $108,000 minus $10,000 which equals $98,000.



The adjusted Total Premium Payments is $100,000 minus $10,000 which equals $90,000.



Your maximum death benefit is $98,000.



EXAMPLE 6



YOU HAVE ELECTED THE OPTIONAL DEATH BENEFIT



Your Contract DOES NOT have the 2002 Amendatory rider. Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.



   $ 100,000  Premium Payment
     $ 5,000  Interest of 5%
   $ 105,000  Interest Accumulation Value




If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.



    $ 10,000  partial Surrender divided by
    $ 92,000  Contract Value prior to Surrender equals
      .10870  multiplied by
   $ 105,000  Interest Accumulation Value for a total of
    $ 11,413 to be deducted from the Interest Accumulation Value equals $ 93,587 the New Interest Accumulation Value




The adjusted Maximum Anniversary Value $92,000 minus $10,000 which equals
$82,000.



The adjusted Total Premium Payments is $100,000 minus $10,000 which equals $90,000.



Your maximum death benefit is $93,587.

                                                                   APP III-1

-------------------------------------------------------------------------------

APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

                                                                    APP IV-1

-------------------------------------------------------------------------------

APPENDIX IV -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Values, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-521-0538.


HARTFORD LIFE INSURANCE COMPANY



IA SHARES



                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.443        $19.213        $18.113        $17.358        $14.441
  Accumulation Unit Value at end of
   period                                $19.223        $19.443        $19.213        $18.113        $17.358
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2              2
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.756        $13.743        $13.099        $12.692        $10.676
  Accumulation Unit Value at end of
   period                                $13.451        $13.756        $13.743        $13.099        $12.692
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1              1              1
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $21.708        $19.108        $20.496        $15.937        $11.022
  Accumulation Unit Value at end of
   period                                $28.897        $21.708        $19.108        $20.496        $15.937
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              4              3
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.042        $13.387        $14.518        $11.413         $7.980
  Accumulation Unit Value at end of
   period                                $19.804        $15.042        $13.387        $14.518        $11.413
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.784        $17.864        $18.597        $16.611        $10.831
  Accumulation Unit Value at end of
   period                                $21.181        $19.784        $17.864        $18.597        $16.611
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              7              7              7              7
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.685        $12.493        $13.149        $11.875         $7.829
  Accumulation Unit Value at end of
   period                                $14.490        $13.685        $12.493        $13.149        $11.875
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.501        $13.476        $13.144        $13.053        $12.813
  Accumulation Unit Value at end of
   period                                $14.441        $14.501        $13.476        $13.144        $13.053
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2             22             88             61
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.123        $19.057        $16.664        $15.228        $12.979
  Accumulation Unit Value at end of
   period                                $11.022        $17.123        $19.057        $16.664        $15.228
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              3              3             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.846        $15.354        $14.540        $14.213        $13.094
  Accumulation Unit Value at end of
   period                                $10.831        $15.846        $15.354        $14.540        $14.213
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              6              8             20             15
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-2

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.741        $16.661        $16.478        $14.744        $11.636
  Accumulation Unit Value at end of
   period                                $25.954        $19.741        $16.661        $16.478        $14.744
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              1             32             33
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.808        $12.636        $12.636        $11.431         $9.121
  Accumulation Unit Value at end of
   period                                $19.256        $14.808        $12.636        $12.636        $11.431
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GEORGE PUTNAM BALANCED FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.257        $11.868        $11.646        $10.573         $8.480
  Accumulation Unit Value at end of
   period                                $15.557        $13.257        $11.868        $11.646        $10.573
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.334         $9.353         $9.280         $8.518         $6.907
  Accumulation Unit Value at end of
   period                                $11.994        $10.334         $9.353         $9.280         $8.518
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.789        $13.039        $13.188        $11.575         $8.632
  Accumulation Unit Value at end of
   period                                $17.546        $14.789        $13.039        $13.188        $11.575
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.518        $12.050        $12.322        $10.935         $8.245
  Accumulation Unit Value at end of
   period                                $15.863        $13.518        $12.050        $12.322        $10.935
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.639         $8.072         $8.558         $7.838         $6.079
  Accumulation Unit Value at end of
   period                                $12.629         $9.639         $8.072         $8.558         $7.838
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.629        $10.693        $11.463        $10.615         $8.324
  Accumulation Unit Value at end of
   period                                $16.367        $12.629        $10.693        $11.463        $10.615
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.030        $16.617        $14.079        $13.445        $12.104
  Accumulation Unit Value at end of
   period                                $11.636        $17.030        $16.617        $14.079        $13.445
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              6             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GEORGE PUTNAM BALANCED FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.381        $14.354        $12.912        $12.508        $11.640
  Accumulation Unit Value at end of
   period                                 $8.480        $14.381        $14.354        $12.912        $12.508
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              2              2              2
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.038        $12.759        $11.395        $10.731         $9.916
  Accumulation Unit Value at end of
   period                                 $8.632        $13.038        $12.759        $11.395        $10.731
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --              1              2
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.208        $10.346         $8.457         $7.826         $6.935
  Accumulation Unit Value at end of
   period                                 $6.079        $11.208        $10.346         $8.457         $7.826
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                    APP IV-3

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.644        $13.708        $13.964        $13.730        $10.961
  Accumulation Unit Value at end of
   period                                $23.407        $16.644        $13.708        $13.964        $13.730
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              3              5
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.642        $11.360        $11.700        $11.631         $9.388
  Accumulation Unit Value at end of
   period                                $18.976        $13.642        $11.360        $11.700        $11.631
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL UTILITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.794        $11.302        $12.035        $11.900        $11.158
  Accumulation Unit Value at end of
   period                                $13.321        $11.794        $11.302        $12.035        $11.900
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              3
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.927        $12.525        $13.485        $13.480        $12.781
  Accumulation Unit Value at end of
   period                                $14.441        $12.927        $12.525        $13.485        $13.480
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.907        $10.910        $11.526        $10.143         $7.867
  Accumulation Unit Value at end of
   period                                $17.389        $12.907        $10.910        $11.526        $10.143
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             15             15             15             16
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.223         $9.591        $10.245         $9.116         $7.149
  Accumulation Unit Value at end of
   period                                $14.955        $11.223         $9.591        $10.245         $9.116
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GROWTH OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.891         $5.046         $5.299         $4.550         $3.252
  Accumulation Unit Value at end of
   period                                 $7.968         $5.891         $5.046         $5.299         $4.550
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.986        $10.381        $11.022         $9.568         $6.914
  Accumulation Unit Value at end of
   period                                $16.035        $11.986        $10.381        $11.022         $9.568
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.315        $13.492        $13.216        $11.755        $11.060
  Accumulation Unit Value at end of
   period                                $10.961        $13.315        $13.492        $13.216        $11.755
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5             10             13              8
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL UTILITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.169        $13.575        $10.765         $9.975         $8.263
  Accumulation Unit Value at end of
   period                                $11.158        $16.169        $13.575        $10.765         $9.975
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              3             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.929        $13.855        $12.038        $11.519        $10.442
  Accumulation Unit Value at end of
   period                                 $7.867        $12.929        $13.855        $12.038        $11.519
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             19             24             37             35
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GROWTH OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.264         $5.021         $4.662         $4.510         $4.461
  Accumulation Unit Value at end of
   period                                 $3.252         $5.264         $5.021         $4.662         $4.510
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-4

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $21.746        $18.870        $18.704        $16.486        $11.072
  Accumulation Unit Value at end of
   period                                $23.286        $21.746        $18.870        $18.704        $16.486
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --              1              1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.469        $14.448        $14.480        $12.904         $8.762
  Accumulation Unit Value at end of
   period                                $17.442        $16.469        $14.448        $14.480        $12.904
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $20.064        $18.238        $17.509        $16.037        $10.996
  Accumulation Unit Value at end of
   period                                $20.298        $20.064        $18.238        $17.509        $16.037
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             12             12              1              1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.275        $13.119        $12.734        $11.793         $8.176
  Accumulation Unit Value at end of
   period                                $14.284        $14.275        $13.119        $12.734        $11.793
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.837        $10.604        $12.854        $11.768         $9.504
  Accumulation Unit Value at end of
   period                                $16.333        $12.837        $10.604        $12.854        $11.768
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3             18             13
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.009        $10.029        $12.291        $11.377         $9.291
  Accumulation Unit Value at end of
   period                                $15.111        $12.009        $10.029        $12.291        $11.377
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.816         $9.840        $12.062        $10.826         $7.876
  Accumulation Unit Value at end of
   period                                $14.361        $11.816         $9.840        $12.062        $10.826
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              7              1              1              1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.540        $12.241        $15.173        $13.768        $10.127
  Accumulation Unit Value at end of
   period                                $17.478        $14.540        $12.241        $15.173        $13.768
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.107        $14.763        $13.476        $13.148        $11.960
  Accumulation Unit Value at end of
   period                                $11.072        $15.107        $14.763        $13.476        $13.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              6              7              8              7
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.566        $13.945        $13.430        $13.215        $12.740
  Accumulation Unit Value at end of
   period                                $10.996        $14.566        $13.945        $13.430        $13.215
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              5              4
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.086        $15.881        $12.521        $11.241         $9.742
  Accumulation Unit Value at end of
   period                                 $9.504        $17.086        $15.881        $12.521        $11.241
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39             41             38             51             45
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.796        $12.269         $9.797         $8.337         $7.407
  Accumulation Unit Value at end of
   period                                 $7.876        $13.796        $12.269         $9.797         $8.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              2              1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                    APP IV-5

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.363        $11.076        $12.929        $12.151         $9.706
  Accumulation Unit Value at end of
   period                                $16.233        $13.363        $11.076        $12.929        $12.151
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              5
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.295        $10.303        $12.160        $11.555         $9.332
  Accumulation Unit Value at end of
   period                                $14.772        $12.295        $10.303        $12.160        $11.555
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.350         $8.064         $8.118         $7.174         $5.521
  Accumulation Unit Value at end of
   period                                $12.552         $9.350         $8.064         $8.118         $7.174
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2              6
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.877        $10.356        $10.540         $9.417         $7.328
  Accumulation Unit Value at end of
   period                                $15.768        $11.877        $10.356        $10.540         $9.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.184         $1.195         $1.206         $1.217         $1.225
  Accumulation Unit Value at end of
   period                                 $1.173         $1.184         $1.195         $1.206         $1.217
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                255            506            733            505            521
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.789         $9.991        $10.197        $10.404        $10.583
  Accumulation Unit Value at end of
   period                                 $9.592         $9.789         $9.991        $10.197        $10.404
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MULTI-CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.434         $8.134         $8.633         $7.271         $5.540
  Accumulation Unit Value at end of
   period                                $12.779         $9.434         $8.134         $8.633         $7.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             25             26             29              9
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.680        $11.054        $11.862        $10.100         $7.781
  Accumulation Unit Value at end of
   period                                $16.988        $12.680        $11.054        $11.862        $10.100
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.095        $17.026        $13.468        $11.892         $9.896
  Accumulation Unit Value at end of
   period                                 $9.706        $18.095        $17.026        $13.468        $11.892
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              5              5              3
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.203         $9.771         $8.635         $7.995         $7.138
  Accumulation Unit Value at end of
   period                                 $5.521         $9.203         $9.771         $8.635         $7.995
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              7             10             16             17
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.203         $1.155         $1.115         $1.095         $1.095
  Accumulation Unit Value at end of
   period                                 $1.225         $1.203         $1.155         $1.115         $1.095
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                521            614            717          1,070          1,162
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MULTI-CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.112         $8.677         $8.050         $7.366         $6.725
  Accumulation Unit Value at end of
   period                                 $5.540         $9.112         $8.677         $8.050         $7.366
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              5              4             23
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-6

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.910        $17.253        $18.309        $14.867        $10.770
  Accumulation Unit Value at end of
   period                                $28.090        $19.910        $17.253        $18.309        $14.867
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --              1              2
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.027        $12.289        $13.186        $10.825         $7.929
  Accumulation Unit Value at end of
   period                                $19.573        $14.027        $12.289        $13.186        $10.825
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT RESEARCH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.692         $9.979        $10.219         $8.847         $6.688
  Accumulation Unit Value at end of
   period                                $15.473        $11.692         $9.979        $10.219         $8.847
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             10             10             10             10
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.883        $10.255        $10.618         $9.294         $7.103
  Accumulation Unit Value at end of
   period                                $15.555        $11.883        $10.255        $10.618         $9.294
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $27.683        $23.726        $25.091        $20.055        $15.357
  Accumulation Unit Value at end of
   period                                $38.390        $27.683        $23.726        $25.091        $20.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              5              1              1              1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.997        $11.262        $12.042         $9.732         $7.534
  Accumulation Unit Value at end of
   period                                $17.827        $12.997        $11.262        $12.042         $9.732
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.896         $9.607        $11.776         $9.819         $6.033
  Accumulation Unit Value at end of
   period                                $15.553        $10.896         $9.607        $11.776         $9.819
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             22             22             35             33
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.296        $10.961        $13.585        $11.452         $7.115
  Accumulation Unit Value at end of
   period                                $17.359        $12.296        $10.961        $13.585        $11.452
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT MULTI-CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.974        $18.782        $16.442        $14.728        $12.846
  Accumulation Unit Value at end of
   period                                $10.770        $18.974        $18.782        $16.442        $14.728
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              5              5              1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT RESEARCH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.965        $10.979         $9.929         $9.523         $8.919
  Accumulation Unit Value at end of
   period                                 $6.688        $10.965        $10.979         $9.929         $9.523
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             10             10             12             11
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $25.513        $29.430        $25.269        $23.775        $18.968
  Accumulation Unit Value at end of
   period                                $15.357        $25.513        $29.430        $25.269        $23.775
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              6              5
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.648         $9.208         $8.794         $8.380         $8.032
  Accumulation Unit Value at end of
   period                                 $6.033         $9.648         $9.208         $8.794         $8.380
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33             39             22             28             41
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                    APP IV-7

-------------------------------------------------------------------------------


IB SHARES



                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.607        $18.442        $17.434        $16.736        $13.964
  Accumulation Unit Value at end of
   period                                $18.343        $18.607        $18.442        $17.434        $16.736
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.417        $15.450        $14.766        $14.333        $12.091
  Accumulation Unit Value at end of
   period                                $15.032        $15.417        $15.450        $14.766        $14.333
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $21.159        $18.677        $20.082        $15.651        $10.850
  Accumulation Unit Value at end of
   period                                $28.105        $21.159        $18.677        $20.082        $15.651
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.024        $16.978        $18.457        $14.544        $10.194
  Accumulation Unit Value at end of
   period                                $24.993        $19.024        $16.978        $18.457        $14.544
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              3
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $23.394        $21.177        $22.079        $19.783        $12.855
  Accumulation Unit Value at end of
   period                                $24.984        $23.394        $21.177        $22.079        $19.783
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.775        $15.353        $16.184        $14.661         $9.632
  Accumulation Unit Value at end of
   period                                $17.719        $16.775        $15.353        $16.184        $14.661
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4              4              4              4
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.270        $16.306        $16.152        $14.480        $11.470
  Accumulation Unit Value at end of
   period                                $25.276        $19.270        $16.306        $16.152        $14.480
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              1              1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.326        $14.823        $14.845        $13.456        $10.777
  Accumulation Unit Value at end of
   period                                $22.477        $17.326        $14.823        $14.845        $13.456
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              1              3              3              7

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.055        $13.094        $12.807        $12.756        $12.545
  Accumulation Unit Value at end of
   period                                $13.964        $14.055        $13.094        $12.807        $12.756
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.900        $18.863        $16.528        $15.148        $12.946
  Accumulation Unit Value at end of
   period                                $10.850        $16.900        $18.863        $16.528        $15.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.758        $18.186        $17.273        $16.922        $15.644
  Accumulation Unit Value at end of
   period                                $12.855        $18.758        $18.186        $17.273        $16.922
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.816        $16.452        $13.976        $13.373        $12.074
  Accumulation Unit Value at end of
   period                                $11.470        $16.816        $16.452        $13.976        $13.373
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-8

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.519        $11.231        $11.033        $10.050         $8.076
  Accumulation Unit Value at end of
   period                                $14.645        $12.519        $11.231        $11.033        $10.050
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.805         $9.801         $9.734         $8.965         $7.284
  Accumulation Unit Value at end of
   period                                $12.502        $10.805         $9.801         $9.734         $8.965
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $42.890        $37.916        $38.439        $33.835        $25.264
  Accumulation Unit Value at end of
   period                                $50.766        $42.890        $37.916        $38.439        $33.835
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.153        $10.863        $11.134         $9.909         $7.481
  Accumulation Unit Value at end of
   period                                $14.228        $12.153        $10.863        $11.134         $9.909
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $25.917        $21.771        $23.124        $21.255        $16.509
  Accumulation Unit Value at end of
   period                                $33.882        $25.917        $21.771        $23.124        $21.255
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.200         $6.115         $6.567         $6.103         $4.793
  Accumulation Unit Value at end of
   period                                 $9.310         $7.200         $6.115         $6.567         $6.103
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL HEALTH CARE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.099        $12.467        $12.736        $12.548        $10.054
  Accumulation Unit Value at end of
   period                                $21.188        $15.099        $12.467        $12.736        $12.548
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.744         $8.134         $8.401         $8.369         $6.779
  Accumulation Unit Value at end of
   period                                $13.523         $9.744         $8.134         $8.401         $8.369
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.754        $13.755        $12.407        $12.044        $11.236
  Accumulation Unit Value at end of
   period                                 $8.076        $13.754        $13.755        $12.407        $12.044
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $38.252        $37.514        $33.558        $31.670        $29.303
  Accumulation Unit Value at end of
   period                                $25.264        $38.252        $37.514        $33.558        $31.670
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $30.496        $28.239        $23.137        $21.472        $19.068
  Accumulation Unit Value at end of
   period                                $16.509        $30.496        $28.239        $23.137        $21.472
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL HEALTH CARE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.239        $12.431        $12.208        $10.888        $10.261
  Accumulation Unit Value at end of
   period                                $10.054        $12.239        $12.431        $12.208        $10.888
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                    APP IV-9

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $25.587        $24.592        $26.246        $26.019        $24.468
  Accumulation Unit Value at end of
   period                                $28.847        $25.587        $24.592        $26.246        $26.019
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.097         $8.840         $9.539         $9.561         $9.090
  Accumulation Unit Value at end of
   period                                $10.144         $9.097         $8.840         $9.539         $9.561
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $54.607        $46.273        $48.989        $43.239        $33.627
  Accumulation Unit Value at end of
   period                                $73.389        $54.607        $46.273        $48.989        $43.239
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.600         $9.082         $9.721         $8.675         $6.821
  Accumulation Unit Value at end of
   period                                $14.090        $10.600         $9.082         $9.721         $8.675
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              3              3
PUTNAM VT GROWTH OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.638         $4.841         $5.098         $4.387         $3.144
  Accumulation Unit Value at end of
   period                                 $7.602         $5.638         $4.841         $5.098         $4.387
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.158         $4.479         $4.768         $4.148         $3.006
  Accumulation Unit Value at end of
   period                                 $6.880         $5.158         $4.479         $4.768         $4.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $49.799        $43.336        $42.996        $38.062        $25.585
  Accumulation Unit Value at end of
   period                                $53.203        $49.799        $43.336        $42.996        $38.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.754        $16.501        $16.552        $14.815        $10.069
  Accumulation Unit Value at end of
   period                                $19.817        $18.754        $16.501        $16.552        $14.815
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $35.537        $29.911        $23.770        $22.102        $18.350
  Accumulation Unit Value at end of
   period                                $24.468        $35.537        $29.911        $23.770        $22.102
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $55.378        $59.500        $51.822        $49.717        $45.173
  Accumulation Unit Value at end of
   period                                $33.627        $55.378        $59.500        $51.822        $49.717
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GROWTH OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.093         $4.878         $4.537         $4.399         $4.365
  Accumulation Unit Value at end of
   period                                 $3.144         $5.093         $4.878         $4.537         $4.399
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $34.937        $34.312        $31.341        $30.690        $28.028
  Accumulation Unit Value at end of
   period                                $25.585        $34.937        $34.312        $31.341        $30.690
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-10

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $39.152        $35.691        $34.316        $31.531        $21.706
  Accumulation Unit Value at end of
   period                                $39.508        $39.152        $35.691        $34.316        $31.531
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.246        $14.974        $14.556        $13.523         $9.412
  Accumulation Unit Value at end of
   period                                $16.214        $16.246        $14.974        $14.556        $13.523
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              5              6              6
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.681        $16.297        $19.807        $18.174        $14.721
  Accumulation Unit Value at end of
   period                                $24.967        $19.681        $16.297        $19.807        $18.174
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.514         $7.965         $9.788         $9.080         $7.436
  Accumulation Unit Value at end of
   period                                $11.937         $9.514         $7.965         $9.788         $9.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              4              5              5
PUTNAM VT INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.732        $13.959        $17.165        $15.444        $11.268
  Accumulation Unit Value at end of
   period                                $20.281        $16.732        $13.959        $17.165        $15.444
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.732         $8.209        $10.206         $9.284         $6.849
  Accumulation Unit Value at end of
   period                                $11.668         $9.732         $8.209        $10.206         $9.284
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.964        $15.731        $18.420        $17.359        $13.887
  Accumulation Unit Value at end of
   period                                $22.957        $18.964        $15.731        $18.420        $17.359
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.469         $9.619        $11.388        $10.850         $8.777
  Accumulation Unit Value at end of
   period                                $13.732        $11.469         $9.619        $11.388        $10.850
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $28.805        $27.636        $26.693        $26.327        $25.450
  Accumulation Unit Value at end of
   period                                $21.706        $28.805        $27.636        $26.693        $26.327
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $26.516        $24.702        $19.526        $17.569        $15.264
  Accumulation Unit Value at end of
   period                                $14.721        $26.516        $24.702        $19.526        $17.569
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.777        $17.636        $14.116        $12.039        $10.723
  Accumulation Unit Value at end of
   period                                $11.268        $19.777        $17.636        $14.116        $12.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $25.973        $24.504        $19.444        $17.204        $14.356
  Accumulation Unit Value at end of
   period                                $13.887        $25.973        $24.504        $19.444        $17.204
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                   APP IV-11

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.558         $9.123         $9.206         $8.159         $6.296
  Accumulation Unit Value at end of
   period                                $14.131        $10.558         $9.123         $9.206         $8.159
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.075         $6.181         $6.307         $5.651         $4.409
  Accumulation Unit Value at end of
   period                                 $9.366         $7.075         $6.181         $6.307         $5.651
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              6              6              6
PUTNAM VT MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.798         $1.815         $1.832         $1.849         $1.863
  Accumulation Unit Value at end of
   period                                 $1.782         $1.798         $1.815         $1.832         $1.849
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23             23             41             43             44
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.967         $0.987         $1.007         $1.027         $1.047
  Accumulation Unit Value at end of
   period                                 $0.947         $0.967         $0.987         $1.007         $1.027
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MULTI-CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $25.565        $22.105        $23.511        $19.852        $15.168
  Accumulation Unit Value at end of
   period                                $34.552        $25.565        $22.105        $23.511        $19.852
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.833         $5.099         $5.483         $4.681         $3.616
  Accumulation Unit Value at end of
   period                                 $7.797         $5.833         $5.099         $5.483         $4.681
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MULTI-CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.451        $16.891        $17.973        $14.625        $10.622
  Accumulation Unit Value at end of
   period                                $27.373        $19.451        $16.891        $17.973        $14.625
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.489        $15.354        $16.519        $13.591         $9.980
  Accumulation Unit Value at end of
   period                                $24.342        $17.489        $15.354        $16.519        $13.591
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              2              2              2              3

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.514        $11.193         $9.918         $9.202         $8.247
  Accumulation Unit Value at end of
   period                                 $6.296        $10.514        $11.193         $9.918         $9.202
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.834         $1.766         $1.709         $1.682         $1.687
  Accumulation Unit Value at end of
   period                                 $1.863         $1.834         $1.766         $1.709         $1.682
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 44             53             55             71             40
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MULTI-CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $24.998        $23.867        $22.195        $20.370        $18.642
  Accumulation Unit Value at end of
   period                                $15.168        $24.998        $23.867        $22.195        $20.370
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MULTI-CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.757        $18.621        $16.338        $14.669        $12.827
  Accumulation Unit Value at end of
   period                                $10.622        $18.757        $18.621        $16.338        $14.669
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-12

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.837        $12.702        $13.052        $11.322         $8.582
  Accumulation Unit Value at end of
   period                                $19.600        $14.837        $12.702        $13.052        $11.322
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.619         $7.461         $7.751         $6.798         $5.210
  Accumulation Unit Value at end of
   period                                $11.262         $8.619         $7.461         $7.751         $6.798
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $25.002        $21.484        $22.765        $18.242        $14.001
  Accumulation Unit Value at end of
   period                                $34.575        $25.002        $21.484        $22.765        $18.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.947        $17.330        $18.566        $15.042        $11.673
  Accumulation Unit Value at end of
   period                                $27.283        $19.947        $17.330        $18.566        $15.042
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $64.689        $57.171        $70.258        $58.716        $36.167
  Accumulation Unit Value at end of
   period                                $92.095        $64.689        $57.171        $70.258        $58.716
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.311         $6.533         $8.117         $6.858         $4.271
  Accumulation Unit Value at end of
   period                                $10.294         $7.311         $6.533         $8.117         $6.858
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4              4              4              4

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT RESEARCH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.098        $14.154        $12.837        $12.341        $11.583
  Accumulation Unit Value at end of
   period                                 $8.582        $14.098        $14.154        $12.837        $12.341
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $23.310        $26.962        $23.206        $21.889        $17.508
  Accumulation Unit Value at end of
   period                                $14.001        $23.310        $26.962        $23.206        $21.889
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $57.986        $55.477        $53.119        $50.738        $48.768
  Accumulation Unit Value at end of
   period                                $36.167        $57.986        $55.477        $53.119        $50.738
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --



HARTFORD LIFE AND ANNNUITY INSURANCE COMPANY



IA SHARES



                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.443        $19.213        $18.113        $17.358        $14.441
  Accumulation Unit Value at end of
   period                                $19.223        $19.443        $19.213        $18.113        $17.358
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              5              5              5              5
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.756        $13.743        $13.099        $12.692        $10.676
  Accumulation Unit Value at end of
   period                                $13.451        $13.756        $13.743        $13.099        $12.692
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.501        $13.476        $13.144        $13.053        $12.813
  Accumulation Unit Value at end of
   period                                $14.441        $14.501        $13.476        $13.144        $13.053
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              5              4              7              9
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                   APP IV-13

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $21.708        $19.108        $20.496        $15.937        $11.022
  Accumulation Unit Value at end of
   period                                $28.897        $21.708        $19.108        $20.496        $15.937
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.042        $13.387        $14.518        $11.413         $7.980
  Accumulation Unit Value at end of
   period                                $19.804        $15.042        $13.387        $14.518        $11.413
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.784        $17.864        $18.597        $16.611        $10.831
  Accumulation Unit Value at end of
   period                                $21.181        $19.784        $17.864        $18.597        $16.611
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              4              4              6              8
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.685        $12.493        $13.149        $11.875         $7.829
  Accumulation Unit Value at end of
   period                                $14.490        $13.685        $12.493        $13.149        $11.875
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.741        $16.661        $16.478        $14.744        $11.636
  Accumulation Unit Value at end of
   period                                $25.954        $19.741        $16.661        $16.478        $14.744
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             20             25             36             44
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.808        $12.636        $12.636        $11.431         $9.121
  Accumulation Unit Value at end of
   period                                $19.256        $14.808        $12.636        $12.636        $11.431
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GEORGE PUTNAM BALANCED FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.257        $11.868        $11.646        $10.573         $8.480
  Accumulation Unit Value at end of
   period                                $15.557        $13.257        $11.868        $11.646        $10.573
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             23             19             27             34
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.334         $9.353         $9.280         $8.518         $6.907
  Accumulation Unit Value at end of
   period                                $11.994        $10.334         $9.353         $9.280         $8.518
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.123        $19.057        $16.664        $15.228        $12.979
  Accumulation Unit Value at end of
   period                                $11.022        $17.123        $19.057        $16.664        $15.228
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              4              4              5
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.846        $15.354        $14.540        $14.213        $13.094
  Accumulation Unit Value at end of
   period                                $10.831        $15.846        $15.354        $14.540        $14.213
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             19             21             18             23
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.030        $16.617        $14.079        $13.445        $12.104
  Accumulation Unit Value at end of
   period                                $11.636        $17.030        $16.617        $14.079        $13.445
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 40             34             44             39             26
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GEORGE PUTNAM BALANCED FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.381        $14.354        $12.912        $12.508        $11.640
  Accumulation Unit Value at end of
   period                                 $8.480        $14.381        $14.354        $12.912        $12.508
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 53             78            106            166            201
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-14

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.789        $13.039        $13.188        $11.575         $8.632
  Accumulation Unit Value at end of
   period                                $17.546        $14.789        $13.039        $13.188        $11.575
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              3              5
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.518        $12.050        $12.322        $10.935         $8.245
  Accumulation Unit Value at end of
   period                                $15.863        $13.518        $12.050        $12.322        $10.935
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.639         $8.072         $8.558         $7.838         $6.079
  Accumulation Unit Value at end of
   period                                $12.629         $9.639         $8.072         $8.558         $7.838
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             11             15             15             17
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.629        $10.693        $11.463        $10.615         $8.324
  Accumulation Unit Value at end of
   period                                $16.367        $12.629        $10.693        $11.463        $10.615
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL HEALTH CARE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.644        $13.708        $13.964        $13.730        $10.961
  Accumulation Unit Value at end of
   period                                $23.407        $16.644        $13.708        $13.964        $13.730
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4              5              6              8
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.642        $11.360        $11.700        $11.631         $9.388
  Accumulation Unit Value at end of
   period                                $18.976        $13.642        $11.360        $11.700        $11.631
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL UTILITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.794        $11.302        $12.035        $11.900        $11.158
  Accumulation Unit Value at end of
   period                                $13.321        $11.794        $11.302        $12.035        $11.900
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              2              3              3              4
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.927        $12.525        $13.485        $13.480        $12.781
  Accumulation Unit Value at end of
   period                                $14.441        $12.927        $12.525        $13.485        $13.480
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.038        $12.759        $11.395        $10.731         $9.916
  Accumulation Unit Value at end of
   period                                 $8.632        $13.038        $12.759        $11.395        $10.731
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             20             21             24             21
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.208        $10.346         $8.457         $7.826         $6.935
  Accumulation Unit Value at end of
   period                                 $6.079        $11.208        $10.346         $8.457         $7.826
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23             37             50             56             75
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL HEALTH CARE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.315        $13.492        $13.216        $11.755        $11.060
  Accumulation Unit Value at end of
   period                                $10.961        $13.315        $13.492        $13.216        $11.755
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             25             36             50             63
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL UTILITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.169        $13.575        $10.765         $9.975         $8.263
  Accumulation Unit Value at end of
   period                                $11.158        $16.169        $13.575        $10.765         $9.975
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7             11             10             10             12
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                   APP IV-15

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.907        $10.910        $11.526        $10.143         $7.867
  Accumulation Unit Value at end of
   period                                $17.389        $12.907        $10.910        $11.526        $10.143
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 54             63             76             99            124
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.223         $9.591        $10.245         $9.116         $7.149
  Accumulation Unit Value at end of
   period                                $14.955        $11.223         $9.591        $10.245         $9.116
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GROWTH OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.891         $5.046         $5.299         $4.550         $3.252
  Accumulation Unit Value at end of
   period                                 $7.968         $5.891         $5.046         $5.299         $4.550
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              4              7              7             10
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.986        $10.381        $11.022         $9.568         $6.914
  Accumulation Unit Value at end of
   period                                $16.035        $11.986        $10.381        $11.022         $9.568
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $21.746        $18.870        $18.704        $16.486        $11.072
  Accumulation Unit Value at end of
   period                                $23.286        $21.746        $18.870        $18.704        $16.486
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              5              9             16             21
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.469        $14.448        $14.480        $12.904         $8.762
  Accumulation Unit Value at end of
   period                                $17.442        $16.469        $14.448        $14.480        $12.904
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $20.064        $18.238        $17.509        $16.037        $10.996
  Accumulation Unit Value at end of
   period                                $20.298        $20.064        $18.238        $17.509        $16.037
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              5              6             13             16
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.275        $13.119        $12.734        $11.793         $8.176
  Accumulation Unit Value at end of
   period                                $14.284        $14.275        $13.119        $12.734        $11.793
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.929        $13.855        $12.038        $11.519        $10.442
  Accumulation Unit Value at end of
   period                                 $7.867        $12.929        $13.855        $12.038        $11.519
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                168            275            392            507            614
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GROWTH OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.264         $5.021         $4.662         $4.510         $4.461
  Accumulation Unit Value at end of
   period                                 $3.252         $5.264         $5.021         $4.662         $4.510
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             12             17             22             30
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.107        $14.763        $13.476        $13.148        $11.960
  Accumulation Unit Value at end of
   period                                $11.072        $15.107        $14.763        $13.476        $13.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             31             36             45             64
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.566        $13.945        $13.430        $13.215        $12.740
  Accumulation Unit Value at end of
   period                                $10.996        $14.566        $13.945        $13.430        $13.215
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             21             22             31             41
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-16

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.837        $10.604        $12.854        $11.768         $9.504
  Accumulation Unit Value at end of
   period                                $16.333        $12.837        $10.604        $12.854        $11.768
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             26             28             31             29
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.009        $10.029        $12.291        $11.377         $9.291
  Accumulation Unit Value at end of
   period                                $15.111        $12.009        $10.029        $12.291        $11.377
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.816         $9.840        $12.062        $10.826         $7.876
  Accumulation Unit Value at end of
   period                                $14.361        $11.816         $9.840        $12.062        $10.826
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              4              4              5
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.540        $12.241        $15.173        $13.768        $10.127
  Accumulation Unit Value at end of
   period                                $17.478        $14.540        $12.241        $15.173        $13.768
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.363        $11.076        $12.929        $12.151         $9.706
  Accumulation Unit Value at end of
   period                                $16.233        $13.363        $11.076        $12.929        $12.151
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             18             22             26             32
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.295        $10.303        $12.160        $11.555         $9.332
  Accumulation Unit Value at end of
   period                                $14.772        $12.295        $10.303        $12.160        $11.555
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.350         $8.064         $8.118         $7.174         $5.521
  Accumulation Unit Value at end of
   period                                $12.552         $9.350         $8.064         $8.118         $7.174
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             19             24             34             41
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.877        $10.356        $10.540         $9.417         $7.328
  Accumulation Unit Value at end of
   period                                $15.768        $11.877        $10.356        $10.540         $9.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.086        $15.881        $12.521        $11.241         $9.742
  Accumulation Unit Value at end of
   period                                 $9.504        $17.086        $15.881        $12.521        $11.241
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39             58             69             75             76
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.796        $12.269         $9.797         $8.337         $7.407
  Accumulation Unit Value at end of
   period                                 $7.876        $13.796        $12.269         $9.797         $8.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              9             12             14             19
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.095        $17.026        $13.468        $11.892         $9.896
  Accumulation Unit Value at end of
   period                                 $9.706        $18.095        $17.026        $13.468        $11.892
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 56             76             87             92            103
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.203         $9.771         $8.635         $7.995         $7.138
  Accumulation Unit Value at end of
   period                                 $5.521         $9.203         $9.771         $8.635         $7.995
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 62            100            132            152            198
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                   APP IV-17

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.184         $1.195         $1.206         $1.217         $1.225
  Accumulation Unit Value at end of
   period                                 $1.173         $1.184         $1.195         $1.206         $1.217
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 45            119            130             66            221
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.789         $9.991        $10.197        $10.404        $10.583
  Accumulation Unit Value at end of
   period                                 $9.592         $9.789         $9.991        $10.197        $10.404
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MULTI-CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.434         $8.134         $8.633         $7.271         $5.540
  Accumulation Unit Value at end of
   period                                $12.779         $9.434         $8.134         $8.633         $7.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             22             29             32             18
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.680        $11.054        $11.862        $10.100         $7.781
  Accumulation Unit Value at end of
   period                                $16.988        $12.680        $11.054        $11.862        $10.100
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MULTI-CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.910        $17.253        $18.309        $14.867        $10.770
  Accumulation Unit Value at end of
   period                                $28.090        $19.910        $17.253        $18.309        $14.867
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --              1              1              2
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.027        $12.289        $13.186        $10.825         $7.929
  Accumulation Unit Value at end of
   period                                $19.573        $14.027        $12.289        $13.186        $10.825
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT RESEARCH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.692         $9.979        $10.219         $8.847         $6.688
  Accumulation Unit Value at end of
   period                                $15.473        $11.692         $9.979        $10.219         $8.847
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              4              7             10
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.883        $10.255        $10.618         $9.294         $7.103
  Accumulation Unit Value at end of
   period                                $15.555        $11.883        $10.255        $10.618         $9.294
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.203         $1.155         $1.115         $1.095         $1.095
  Accumulation Unit Value at end of
   period                                 $1.225         $1.203         $1.155         $1.115         $1.095
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                191             93            184            119            115
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MULTI-CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.112         $8.677         $8.050         $7.366         $6.725
  Accumulation Unit Value at end of
   period                                 $5.540         $9.112         $8.677         $8.050         $7.366
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             34             45             55             91
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MULTI-CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.974        $18.782        $16.442        $14.728        $12.846
  Accumulation Unit Value at end of
   period                                $10.770        $18.974        $18.782        $16.442        $14.728
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              3              3              4              4
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT RESEARCH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.965        $10.979         $9.929         $9.523         $8.919
  Accumulation Unit Value at end of
   period                                 $6.688        $10.965        $10.979         $9.929         $9.523
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             17             31             45             64
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-18

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $27.683        $23.726        $25.091        $20.055        $15.357
  Accumulation Unit Value at end of
   period                                $38.390        $27.683        $23.726        $25.091        $20.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              5              6              6              7
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.997        $11.262        $12.042         $9.732         $7.534
  Accumulation Unit Value at end of
   period                                $17.827        $12.997        $11.262        $12.042         $9.732
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.896         $9.607        $11.776         $9.819         $6.033
  Accumulation Unit Value at end of
   period                                $15.553        $10.896         $9.607        $11.776         $9.819
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 30             33             34             47             59
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.296        $10.961        $13.585        $11.452         $7.115
  Accumulation Unit Value at end of
   period                                $17.359        $12.296        $10.961        $13.585        $11.452
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $25.513        $29.430        $25.269        $23.775        $18.968
  Accumulation Unit Value at end of
   period                                $15.357        $25.513        $29.430        $25.269        $23.775
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             10             15             16             19
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.648         $9.208         $8.794         $8.380         $8.032
  Accumulation Unit Value at end of
   period                                 $6.033         $9.648         $9.208         $8.794         $8.380
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 72            111            144            193            286
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --



IB SHARES



                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.607        $18.442        $17.434        $16.736        $13.964
  Accumulation Unit Value at end of
   period                                $18.343        $18.607        $18.442        $17.434        $16.736
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              2              4              5
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.417        $15.450        $14.766        $14.333        $12.091
  Accumulation Unit Value at end of
   period                                $15.032        $15.417        $15.450        $14.766        $14.333
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $21.159        $18.677        $20.082        $15.651        $10.850
  Accumulation Unit Value at end of
   period                                $28.105        $21.159        $18.677        $20.082        $15.651
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.024        $16.978        $18.457        $14.544        $10.194
  Accumulation Unit Value at end of
   period                                $24.993        $19.024        $16.978        $18.457        $14.544
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              3             12             14

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.055        $13.094        $12.807        $12.756        $12.545
  Accumulation Unit Value at end of
   period                                $13.964        $14.055        $13.094        $12.807        $12.756
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3             --             --             --              1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.900        $18.863        $16.528        $15.148        $12.946
  Accumulation Unit Value at end of
   period                                $10.850        $16.900        $18.863        $16.528        $15.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              6              6              7              9
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                   APP IV-19

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $23.394        $21.177        $22.079        $19.783        $12.855
  Accumulation Unit Value at end of
   period                                $24.984        $23.394        $21.177        $22.079        $19.783
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             13             15             16             19
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.775        $15.353        $16.184        $14.661         $9.632
  Accumulation Unit Value at end of
   period                                $17.719        $16.775        $15.353        $16.184        $14.661
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              5
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.270        $16.306        $16.152        $14.480        $11.470
  Accumulation Unit Value at end of
   period                                $25.276        $19.270        $16.306        $16.152        $14.480
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23             25             39             44             52
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.326        $14.823        $14.845        $13.456        $10.777
  Accumulation Unit Value at end of
   period                                $22.477        $17.326        $14.823        $14.845        $13.456
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             12             22             47             52
PUTNAM VT GEORGE PUTNAM BALANCED FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.519        $11.231        $11.033        $10.050         $8.076
  Accumulation Unit Value at end of
   period                                $14.645        $12.519        $11.231        $11.033        $10.050
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34             38             40             47             53
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.805         $9.801         $9.734         $8.965         $7.284
  Accumulation Unit Value at end of
   period                                $12.502        $10.805         $9.801         $9.734         $8.965
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $42.890        $37.916        $38.439        $33.835        $25.264
  Accumulation Unit Value at end of
   period                                $50.766        $42.890        $37.916        $38.439        $33.835
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              3              4              4
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.153        $10.863        $11.134         $9.909         $7.481
  Accumulation Unit Value at end of
   period                                $14.228        $12.153        $10.863        $11.134         $9.909
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --              1              5

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.758        $18.186        $17.273        $16.922        $15.644
  Accumulation Unit Value at end of
   period                                $12.855        $18.758        $18.186        $17.273        $16.922
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             17             22             24             21
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.816        $16.452        $13.976        $13.373        $12.074
  Accumulation Unit Value at end of
   period                                $11.470        $16.816        $16.452        $13.976        $13.373
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 58             69             83             97             94
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GEORGE PUTNAM BALANCED FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.754        $13.755        $12.407        $12.044        $11.236
  Accumulation Unit Value at end of
   period                                 $8.076        $13.754        $13.755        $12.407        $12.044
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 84            126            162            175            174
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $38.252        $37.514        $33.558        $31.670        $29.303
  Accumulation Unit Value at end of
   period                                $25.264        $38.252        $37.514        $33.558        $31.670
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              5              6              5              3
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-20

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $25.917        $21.771        $23.124        $21.255        $16.509
  Accumulation Unit Value at end of
   period                                $33.882        $25.917        $21.771        $23.124        $21.255
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              2
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.200         $6.115         $6.567         $6.103         $4.793
  Accumulation Unit Value at end of
   period                                 $9.310         $7.200         $6.115         $6.567         $6.103
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL HEALTH CARE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.099        $12.467        $12.736        $12.548        $10.054
  Accumulation Unit Value at end of
   period                                $21.188        $15.099        $12.467        $12.736        $12.548
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --              1              2
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.744         $8.134         $8.401         $8.369         $6.779
  Accumulation Unit Value at end of
   period                                $13.523         $9.744         $8.134         $8.401         $8.369
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL UTILITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $25.587        $24.592        $26.246        $26.019        $24.468
  Accumulation Unit Value at end of
   period                                $28.847        $25.587        $24.592        $26.246        $26.019
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.097         $8.840         $9.539         $9.561         $9.090
  Accumulation Unit Value at end of
   period                                $10.144         $9.097         $8.840         $9.539         $9.561
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --              1              2
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $54.607        $46.273        $48.989        $43.239        $33.627
  Accumulation Unit Value at end of
   period                                $73.389        $54.607        $46.273        $48.989        $43.239
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             10             12             14             17
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.600         $9.082         $9.721         $8.675         $6.821
  Accumulation Unit Value at end of
   period                                $14.090        $10.600         $9.082         $9.721         $8.675
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --              1              5

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $30.496        $28.239        $23.137        $21.472        $19.068
  Accumulation Unit Value at end of
   period                                $16.509        $30.496        $28.239        $23.137        $21.472
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              2              2              1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL HEALTH CARE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.239        $12.431        $12.208        $10.888        $10.261
  Accumulation Unit Value at end of
   period                                $10.054        $12.239        $12.431        $12.208        $10.888
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              4              4              3
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL UTILITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $35.537        $29.911        $23.770        $22.102        $18.350
  Accumulation Unit Value at end of
   period                                $24.468        $35.537        $29.911        $23.770        $22.102
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $55.378        $59.500        $51.822        $49.717        $45.173
  Accumulation Unit Value at end of
   period                                $33.627        $55.378        $59.500        $51.822        $49.717
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             35             42             47             45
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                   APP IV-21

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.638         $4.841         $5.098         $4.387         $3.144
  Accumulation Unit Value at end of
   period                                 $7.602         $5.638         $4.841         $5.098         $4.387
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              7              7
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.158         $4.479         $4.768         $4.148         $3.006
  Accumulation Unit Value at end of
   period                                 $6.880         $5.158         $4.479         $4.768         $4.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $49.799        $43.336        $42.996        $38.062        $25.585
  Accumulation Unit Value at end of
   period                                $53.203        $49.799        $43.336        $42.996        $38.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              5              5              6              7
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.754        $16.501        $16.552        $14.815        $10.069
  Accumulation Unit Value at end of
   period                                $19.817        $18.754        $16.501        $16.552        $14.815
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --              1              2
PUTNAM VT INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $39.152        $35.691        $34.316        $31.531        $21.706
  Accumulation Unit Value at end of
   period                                $39.508        $39.152        $35.691        $34.316        $31.531
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             12             14             16             18
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.246        $14.974        $14.556        $13.523         $9.412
  Accumulation Unit Value at end of
   period                                $16.214        $16.246        $14.974        $14.556        $13.523
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              6
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.681        $16.297        $19.807        $18.174        $14.721
  Accumulation Unit Value at end of
   period                                $24.967        $19.681        $16.297        $19.807        $18.174
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              8              9              9
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.514         $7.965         $9.788         $9.080         $7.436
  Accumulation Unit Value at end of
   period                                $11.937         $9.514         $7.965         $9.788         $9.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT GROWTH OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.093         $4.878         $4.537         $4.399         $4.365
  Accumulation Unit Value at end of
   period                                 $3.144         $5.093         $4.878         $4.537         $4.399
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             10             11              9              7
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $34.937        $34.312        $31.341        $30.690        $28.028
  Accumulation Unit Value at end of
   period                                $25.585        $34.937        $34.312        $31.341        $30.690
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9             11             14             14
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $28.805        $27.636        $26.693        $26.327        $25.450
  Accumulation Unit Value at end of
   period                                $21.706        $28.805        $27.636        $26.693        $26.327
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             25             30             33             32
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $26.516        $24.702        $19.526        $17.569        $15.264
  Accumulation Unit Value at end of
   period                                $14.721        $26.516        $24.702        $19.526        $17.569
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             30             35             39             38
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-22

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.732        $13.959        $17.165        $15.444        $11.268
  Accumulation Unit Value at end of
   period                                $20.281        $16.732        $13.959        $17.165        $15.444
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.732         $8.209        $10.206         $9.284         $6.849
  Accumulation Unit Value at end of
   period                                $11.668         $9.732         $8.209        $10.206         $9.284
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.964        $15.731        $18.420        $17.359        $13.887
  Accumulation Unit Value at end of
   period                                $22.957        $18.964        $15.731        $18.420        $17.359
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              4              4              5              6
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.469         $9.619        $11.388        $10.850         $8.777
  Accumulation Unit Value at end of
   period                                $13.732        $11.469         $9.619        $11.388        $10.850
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.558         $9.123         $9.206         $8.159         $6.296
  Accumulation Unit Value at end of
   period                                $14.131        $10.558         $9.123         $9.206         $8.159
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             10             15             16             21
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.075         $6.181         $6.307         $5.651         $4.409
  Accumulation Unit Value at end of
   period                                 $9.366         $7.075         $6.181         $6.307         $5.651
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.798         $1.815         $1.832         $1.849         $1.863
  Accumulation Unit Value at end of
   period                                 $1.782         $1.798         $1.815         $1.832         $1.849
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             62             71             71
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.967         $0.987         $1.007         $1.027         $1.047
  Accumulation Unit Value at end of
   period                                 $0.947         $0.967         $0.987         $1.007         $1.027
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             34

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.777        $17.636        $14.116        $12.039        $10.723
  Accumulation Unit Value at end of
   period                                $11.268        $19.777        $17.636        $14.116        $12.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1              1              2              1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $25.973        $24.504        $19.444        $17.204        $14.356
  Accumulation Unit Value at end of
   period                                $13.887        $25.973        $24.504        $19.444        $17.204
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             17             18             19             11
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.514        $11.193         $9.918         $9.202         $8.247
  Accumulation Unit Value at end of
   period                                 $6.296        $10.514        $11.193         $9.918         $9.202
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             49             55             52             41
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.834         $1.766         $1.709         $1.682         $1.687
  Accumulation Unit Value at end of
   period                                 $1.863         $1.834         $1.766         $1.709         $1.682
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                130            114              3              3              3
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                   APP IV-23

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $25.565        $22.105        $23.511        $19.852        $15.168
  Accumulation Unit Value at end of
   period                                $34.552        $25.565        $22.105        $23.511        $19.852
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              7              9             12              6
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.833         $5.099         $5.483         $4.681         $3.616
  Accumulation Unit Value at end of
   period                                 $7.797         $5.833         $5.099         $5.483         $4.681
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MULTI-CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.451        $16.891        $17.973        $14.625        $10.622
  Accumulation Unit Value at end of
   period                                $27.373        $19.451        $16.891        $17.973        $14.625
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              5              6              7
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.489        $15.354        $16.519        $13.591         $9.980
  Accumulation Unit Value at end of
   period                                $24.342        $17.489        $15.354        $16.519        $13.591
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              5             18             21
PUTNAM VT RESEARCH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.837        $12.702        $13.052        $11.322         $8.582
  Accumulation Unit Value at end of
   period                                $19.600        $14.837        $12.702        $13.052        $11.322
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.619         $7.461         $7.751         $6.798         $5.210
  Accumulation Unit Value at end of
   period                                $11.262         $8.619         $7.461         $7.751         $6.798
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $25.002        $21.484        $22.765        $18.242        $14.001
  Accumulation Unit Value at end of
   period                                $34.575        $25.002        $21.484        $22.765        $18.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              2              3              2
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.947        $17.330        $18.566        $15.042        $11.673
  Accumulation Unit Value at end of
   period                                $27.283        $19.947        $17.330        $18.566        $15.042
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $24.998        $23.867        $22.195        $20.370        $18.642
  Accumulation Unit Value at end of
   period                                $15.168        $24.998        $23.867        $22.195        $20.370
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             10             16             16             17
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MULTI-CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.757        $18.621        $16.338        $14.669        $12.827
  Accumulation Unit Value at end of
   period                                $10.622        $18.757        $18.621        $16.338        $14.669
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              8             11              9              6
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT RESEARCH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.098        $14.154        $12.837        $12.341        $11.583
  Accumulation Unit Value at end of
   period                                 $8.582        $14.098        $14.154        $12.837        $12.341
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              6              6              6              6
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $23.310        $26.962        $23.206        $21.889        $17.508
  Accumulation Unit Value at end of
   period                                $14.001        $23.310        $26.962        $23.206        $21.889
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              4              5              5              3
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-24

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $64.689        $57.171        $70.258        $58.716        $36.167
  Accumulation Unit Value at end of
   period                                $92.095        $64.689        $57.171        $70.258        $58.716
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              7              8              9
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.311         $6.533         $8.117         $6.858         $4.271
  Accumulation Unit Value at end of
   period                                $10.294         $7.311         $6.533         $8.117         $6.858
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $57.986        $55.477        $53.119        $50.738        $48.768
  Accumulation Unit Value at end of
   period                                $36.167        $57.986        $55.477        $53.119        $50.738
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             18             25             30             29
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

To obtain a Statement of Additional Information, please complete the form below and mail to:

     Hartford Life Insurance Company/Hartford Life and
     Annuity Insurance Company
     PO Box 14293
     Lexington, KY 40512-4293

Please send a Statement of Additional Information to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

Contract Name
Issue Date

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              SEPARATE ACCOUNT TEN


                      PUTNAM HARTFORD CAPITAL MANAGER EDGE


This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293.


Date of Prospectus: May 1, 2014
Date of Statement of Additional Information: May 1, 2014


TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
PERFORMANCE RELATED INFORMATION                                                2
  Total Return for all Sub-Accounts                                            2
  Yield for Sub-Accounts                                                       3
  Money Market Sub-Accounts                                                    3
  Additional Materials                                                         3
  Performance Comparisons                                                      3
ACCUMULATION UNIT VALUES                                                       4
FINANCIAL STATEMENTS                                                        SA-1

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The statutory-basis financial statements of Hartford Life and Annuity Insurance Company as of December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report (which report expresses an unmodified opinion in accordance with accounting practices prescribed and permitted by the Insurance Department of the State of Connecticut), and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Ten as of December 31, 2013, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which reports are both included in the Statement of Additional Information which is part of the registration statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2013: $1,447,848; 2012: $1,373,478; and 2011: $1,397,394.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible sales charge, any applicable administrative charge and the Annual Maintenance Fee.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

-------------------------------------------------------------------------------

The formula Hartford uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that non-standardized total return includes the impact of a minimum 1% sales charge, and the Annual Maintenance Fee is not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula Hartford uses to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.


IA SHARES



                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.443        $19.213        $18.113        $17.358        $14.441
  Accumulation Unit Value at end of
   period                                $19.223        $19.443        $19.213        $18.113        $17.358
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              5              5              5              5
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $19.070        $18.873        $17.819        $17.102        $14.249
  Accumulation Unit Value at end of
   period                                $18.826        $19.070        $18.873        $17.819        $17.102
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.985        $18.798        $17.757        $17.051        $14.214
  Accumulation Unit Value at end of
   period                                $18.732        $18.985        $18.798        $17.757        $17.051
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.621        $18.465        $17.469        $16.799        $14.025
  Accumulation Unit Value at end of
   period                                $18.345        $18.621        $18.465        $17.469        $16.799
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.621        $18.465        $17.469        $16.799        $14.025
  Accumulation Unit Value at end of
   period                                $18.345        $18.621        $18.465        $17.469        $16.799
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.332        $18.206        $17.250        $16.614        $13.891
  Accumulation Unit Value at end of
   period                                $18.034        $18.332        $18.206        $17.250        $16.614
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.332        $18.206        $17.250        $16.614        $13.891
  Accumulation Unit Value at end of
   period                                $18.034        $18.332        $18.206        $17.250        $16.614
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.237        $18.121        $17.177        $16.552        $13.846
  Accumulation Unit Value at end of
   period                                $17.931        $18.237        $18.121        $17.177        $16.552
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.914        $17.817        $16.906        $16.307        $13.655
  Accumulation Unit Value at end of
   period                                $17.596        $17.914        $17.817        $16.906        $16.307
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              5              9             12

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.501        $13.476        $13.144        $13.053        $12.813
  Accumulation Unit Value at end of
   period                                $14.441        $14.501        $13.476        $13.144        $13.053
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              5              4              7              9
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.330        $13.337        $13.027        $12.958        $12.738
  Accumulation Unit Value at end of
   period                                $14.249        $14.330        $13.337        $13.027        $12.958
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.301        $13.317        $13.015        $12.951        $12.738
  Accumulation Unit Value at end of
   period                                $14.214        $14.301        $13.317        $13.015        $12.951
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.133        $13.180        $12.900        $12.856        $12.664
  Accumulation Unit Value at end of
   period                                $14.025        $14.133        $13.180        $12.900        $12.856
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.133        $13.180        $12.900        $12.856        $12.664
  Accumulation Unit Value at end of
   period                                $14.025        $14.133        $13.180        $12.900        $12.856
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.018        $13.093        $12.834        $12.810        $12.716
  Accumulation Unit Value at end of
   period                                $13.891        $14.018        $13.093        $12.834        $12.810
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.018        $13.093        $12.834        $12.810        $12.637
  Accumulation Unit Value at end of
   period                                $13.891        $14.018        $13.093        $12.834        $12.810
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.980        $13.064        $12.812        $12.794        $12.628
  Accumulation Unit Value at end of
   period                                $13.846        $13.980        $13.064        $12.812        $12.794
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.801        $12.909        $12.673        $12.668        $12.592
  Accumulation Unit Value at end of
   period                                $13.655        $13.801        $12.909        $12.673        $12.668
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13              4              4              4              2

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $17.954        $17.867        $16.962        $16.369        $13.714
  Accumulation Unit Value at end of
   period                                $17.627        $17.954        $17.867        $16.962        $16.369
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.954        $17.867        $16.962        $16.369        $13.714
  Accumulation Unit Value at end of
   period                                $17.627        $17.954        $17.867        $16.962        $16.369
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.196        $14.133        $13.424        $12.962        $10.864
  Accumulation Unit Value at end of
   period                                $13.930        $14.196        $14.133        $13.424        $12.962
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.491        $17.432        $16.574        $16.018        $13.440
  Accumulation Unit Value at end of
   period                                $17.146        $17.491        $17.432        $16.574        $16.018
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.720        $13.680        $13.013        $12.584        $10.563
  Accumulation Unit Value at end of
   period                                $13.443        $13.720        $13.680        $13.013        $12.584
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $17.298        $17.256        $16.423        $15.889        $13.345
  Accumulation Unit Value at end of
   period                                $16.940        $17.298        $17.256        $16.423        $15.889
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              4              4             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.756        $13.743        $13.099        $12.692        $10.676
  Accumulation Unit Value at end of
   period                                $13.451        $13.756        $13.743        $13.099        $12.692
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $21.708        $19.108        $20.496        $15.937        $11.022
  Accumulation Unit Value at end of
   period                                $28.897        $21.708        $19.108        $20.496        $15.937
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $21.395        $18.861        $20.262        $15.779        $10.928
  Accumulation Unit Value at end of
   period                                $28.438        $21.395        $18.861        $20.262        $15.779
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $21.292        $18.780        $20.185        $15.726        $10.897
  Accumulation Unit Value at end of
   period                                $28.287        $21.292        $18.780        $20.185        $15.726
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.867        $12.977        $12.746        $12.748        $12.678
  Accumulation Unit Value at end of
   period                                $13.714        $13.867        $12.977        $12.746        $12.748
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.867        $12.977        $12.746        $12.748        $12.601
  Accumulation Unit Value at end of
   period                                $13.714        $13.867        $12.977        $12.746        $12.748
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.611        $12.757        $12.549        $12.569        $12.517
  Accumulation Unit Value at end of
   period                                $13.440        $13.611        $12.757        $12.549        $12.569
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.123        $19.057        $16.664        $15.228        $12.979
  Accumulation Unit Value at end of
   period                                $11.022        $17.123        $19.057        $16.664        $15.228
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              4              4              5
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.003        $18.953        $16.598        $15.190        $12.966
  Accumulation Unit Value at end of
   period                                $10.928        $17.003        $18.953        $16.598        $15.190
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.964        $18.918        $16.576        $15.177        $12.962
  Accumulation Unit Value at end of
   period                                $10.897        $16.964        $18.918        $16.576        $15.177
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

6                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.985        $18.537        $19.954        $15.569        $10.805
  Accumulation Unit Value at end of
   period                                $27.838        $20.985        $18.537        $19.954        $15.569
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $20.985        $18.537        $19.954        $15.569        $10.805
  Accumulation Unit Value at end of
   period                                $27.838        $20.985        $18.537        $19.954        $15.569
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.683        $18.297        $19.726        $15.414        $10.714
  Accumulation Unit Value at end of
   period                                $27.396        $20.683        $18.297        $19.726        $15.414
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.683        $18.297        $19.726        $15.414        $10.714
  Accumulation Unit Value at end of
   period                                $27.396        $20.683        $18.297        $19.726        $15.414
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $20.584        $18.218        $19.650        $15.363        $10.683
  Accumulation Unit Value at end of
   period                                $27.250        $20.584        $18.218        $19.650        $15.363
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.386        $18.061        $19.500        $15.261        $10.623
  Accumulation Unit Value at end of
   period                                $26.961        $20.386        $18.061        $19.500        $15.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              2              4              3
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $20.287        $17.983        $19.425        $15.210        $10.593
  Accumulation Unit Value at end of
   period                                $26.818        $20.287        $17.983        $19.425        $15.210
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.287        $17.983        $19.425        $15.210        $10.593
  Accumulation Unit Value at end of
   period                                $26.818        $20.287        $17.983        $19.425        $15.210
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.523        $13.767        $14.879        $11.656         $8.122
  Accumulation Unit Value at end of
   period                                $20.510        $15.523        $13.767        $14.879        $11.656
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.002        $17.757        $19.210        $15.064        $10.507
  Accumulation Unit Value at end of
   period                                $26.401        $20.002        $17.757        $19.210        $15.064
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.845        $18.814        $16.510        $15.140        $12.949
  Accumulation Unit Value at end of
   period                                $10.805        $16.845        $18.814        $16.510        $15.140
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.845        $18.814        $16.510        $15.140        $12.949
  Accumulation Unit Value at end of
   period                                $10.805        $16.845        $18.814        $16.510        $15.140
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.728        $18.711        $16.444        $15.102        $13.356
  Accumulation Unit Value at end of
   period                                $10.714        $16.728        $18.711        $16.444        $15.102
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.728        $18.711        $16.444        $15.102        $12.936
  Accumulation Unit Value at end of
   period                                $10.714        $16.728        $18.711        $16.444        $15.102
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.689        $18.677        $16.422        $15.089        $12.931
  Accumulation Unit Value at end of
   period                                $10.683        $16.689        $18.677        $16.422        $15.089
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.611        $18.608        $16.378        $15.064        $13.341
  Accumulation Unit Value at end of
   period                                $10.623        $16.611        $18.608        $16.378        $15.064
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              3              3              1
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.572        $18.574        $16.356        $15.051        $13.336
  Accumulation Unit Value at end of
   period                                $10.593        $16.572        $18.574        $16.356        $15.051
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.572        $18.574        $16.356        $15.051        $12.919
  Accumulation Unit Value at end of
   period                                $10.593        $16.572        $18.574        $16.356        $15.051
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.462        $18.479        $16.296        $15.019        $13.326
  Accumulation Unit Value at end of
   period                                $10.507        $16.462        $18.479        $16.296        $15.019
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                7

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.294        $18.025        $19.510        $15.307        $10.681
  Accumulation Unit Value at end of
   period                                $26.773        $20.294        $18.025        $19.510        $15.307
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $19.803        $17.597        $19.057        $14.959        $10.444
  Accumulation Unit Value at end of
   period                                $26.112        $19.803        $17.597        $19.057        $14.959
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.042        $13.387        $14.518        $11.413         $7.980
  Accumulation Unit Value at end of
   period                                $19.804        $15.042        $13.387        $14.518        $11.413
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.784        $17.864        $18.597        $16.611        $10.831
  Accumulation Unit Value at end of
   period                                $21.181        $19.784        $17.864        $18.597        $16.611
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              4              4              6              8
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $19.396        $17.539        $18.287        $16.359        $10.683
  Accumulation Unit Value at end of
   period                                $20.734        $19.396        $17.539        $18.287        $16.359
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $19.318        $17.478        $18.231        $16.318        $10.661
  Accumulation Unit Value at end of
   period                                $20.641        $19.318        $17.478        $18.231        $16.318
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --              2              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.940        $17.161        $17.927        $16.070        $10.515
  Accumulation Unit Value at end of
   period                                $20.206        $18.940        $17.161        $17.927        $16.070
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.940        $17.161        $17.927        $16.070        $10.515
  Accumulation Unit Value at end of
   period                                $20.206        $18.940        $17.161        $17.927        $16.070
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.646        $16.920        $17.703        $15.892        $10.414
  Accumulation Unit Value at end of
   period                                $19.862        $18.646        $16.920        $17.703        $15.892
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.646        $16.920        $17.703        $15.892        $10.414
  Accumulation Unit Value at end of
   period                                $19.862        $18.646        $16.920        $17.703        $15.892
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.846        $15.354        $14.540        $14.213        $13.094
  Accumulation Unit Value at end of
   period                                $10.831        $15.846        $15.354        $14.540        $14.213
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             19             21             18             23
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.652        $15.189        $14.405        $14.103        $13.012
  Accumulation Unit Value at end of
   period                                $10.683        $15.652        $15.189        $14.405        $14.103
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              2              3              3
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.629        $15.173        $14.398        $14.102        $13.018
  Accumulation Unit Value at end of
   period                                $10.661        $15.629        $15.173        $14.398        $14.102
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              3              5              5
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.437        $15.010        $14.264        $13.993        $12.936
  Accumulation Unit Value at end of
   period                                $10.515        $15.437        $15.010        $14.264        $13.993
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              1
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.437        $15.010        $14.264        $13.993        $12.936
  Accumulation Unit Value at end of
   period                                $10.515        $15.437        $15.010        $14.264        $13.993
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.312        $14.911        $14.192        $13.942        $13.128
  Accumulation Unit Value at end of
   period                                $10.414        $15.312        $14.911        $14.192        $13.942
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.312        $14.911        $14.192        $13.942        $12.909
  Accumulation Unit Value at end of
   period                                $10.414        $15.312        $14.911        $14.192        $13.942
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

8                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.549        $16.840        $17.628        $15.833        $10.381
  Accumulation Unit Value at end of
   period                                $19.749        $18.549        $16.840        $17.628        $15.833
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.282        $20.250        $21.219        $19.077        $12.520
  Accumulation Unit Value at end of
   period                                $23.701        $22.282        $20.250        $21.219        $19.077
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              3              3              3
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.261        $16.604        $17.407        $15.658        $10.281
  Accumulation Unit Value at end of
   period                                $19.414        $18.261        $16.604        $17.407        $15.658
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.261        $16.604        $17.407        $15.658        $10.281
  Accumulation Unit Value at end of
   period                                $19.414        $18.261        $16.604        $17.407        $15.658
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.123        $12.847        $13.475        $12.127         $7.967
  Accumulation Unit Value at end of
   period                                $15.006        $14.123        $12.847        $13.475        $12.127
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.732        $19.790        $20.778        $18.718        $12.309
  Accumulation Unit Value at end of
   period                                $23.069        $21.732        $19.790        $20.778        $18.718
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.394        $16.758        $17.603        $15.866        $10.439
  Accumulation Unit Value at end of
   period                                $19.515        $18.394        $16.758        $17.603        $15.866
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $21.492        $19.591        $20.589        $18.566        $12.221
  Accumulation Unit Value at end of
   period                                $22.791        $21.492        $19.591        $20.589        $18.566
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              3              4              5
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.685        $12.493        $13.149        $11.875         $7.829
  Accumulation Unit Value at end of
   period                                $14.490        $13.685        $12.493        $13.149        $11.875
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.271        $14.878        $14.167        $13.925        $12.899
  Accumulation Unit Value at end of
   period                                $10.381        $15.271        $14.878        $14.167        $13.925
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.436        $17.980        $17.138        $16.862        $15.900
  Accumulation Unit Value at end of
   period                                $12.520        $18.436        $17.980        $17.138        $16.862
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4              4              4              3
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.147        $14.780        $14.095        $13.875        $13.089
  Accumulation Unit Value at end of
   period                                $10.281        $15.147        $14.780        $14.095        $13.875
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.147        $14.780        $14.095        $13.875        $12.872
  Accumulation Unit Value at end of
   period                                $10.281        $15.147        $14.780        $14.095        $13.875
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.162        $17.748        $16.951        $16.711        $15.787
  Accumulation Unit Value at end of
   period                                $12.309        $18.162        $17.748        $16.951        $16.711
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                9

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.741        $16.661        $16.478        $14.744        $11.636
  Accumulation Unit Value at end of
   period                                $25.954        $19.741        $16.661        $16.478        $14.744
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             20             25             36             44
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $19.457        $16.446        $16.290        $14.598        $11.538
  Accumulation Unit Value at end of
   period                                $25.542        $19.457        $16.446        $16.290        $14.598
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              6              6
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $19.363        $16.374        $16.228        $14.549        $11.505
  Accumulation Unit Value at end of
   period                                $25.406        $19.363        $16.374        $16.228        $14.549
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              2              2              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.084        $16.163        $16.042        $14.404        $11.408
  Accumulation Unit Value at end of
   period                                $25.003        $19.084        $16.163        $16.042        $14.404
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $19.084        $16.163        $16.042        $14.404        $11.408
  Accumulation Unit Value at end of
   period                                $25.003        $19.084        $16.163        $16.042        $14.404
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.810        $15.954        $15.859        $14.261        $11.311
  Accumulation Unit Value at end of
   period                                $24.606        $18.810        $15.954        $15.859        $14.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.810        $15.954        $15.859        $14.261        $11.311
  Accumulation Unit Value at end of
   period                                $24.606        $18.810        $15.954        $15.859        $14.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.719        $15.885        $15.798        $14.213        $11.279
  Accumulation Unit Value at end of
   period                                $24.475        $18.719        $15.885        $15.798        $14.213
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.539        $15.748        $15.677        $14.119        $11.215
  Accumulation Unit Value at end of
   period                                $24.215        $18.539        $15.748        $15.677        $14.119
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              7              8             18             18
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.449        $15.680        $15.617        $14.072        $11.184
  Accumulation Unit Value at end of
   period                                $24.087        $18.449        $15.680        $15.617        $14.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.030        $16.617        $14.079        $13.445        $12.104
  Accumulation Unit Value at end of
   period                                $11.636        $17.030        $16.617        $14.079        $13.445
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 40             34             44             39             26
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.911        $16.526        $14.023        $13.411        $12.092
  Accumulation Unit Value at end of
   period                                $11.538        $16.911        $16.526        $14.023        $13.411
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              7              7              7              7
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.872        $16.495        $14.004        $13.400        $12.088
  Accumulation Unit Value at end of
   period                                $11.505        $16.872        $16.495        $14.004        $13.400
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              2             11             11             11
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.754        $16.405        $13.948        $13.367        $12.076
  Accumulation Unit Value at end of
   period                                $11.408        $16.754        $16.405        $13.948        $13.367
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.754        $16.405        $13.948        $13.367        $12.076
  Accumulation Unit Value at end of
   period                                $11.408        $16.754        $16.405        $13.948        $13.367
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.637        $16.315        $13.892        $13.333        $12.149
  Accumulation Unit Value at end of
   period                                $11.311        $16.637        $16.315        $13.892        $13.333
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.637        $16.315        $13.892        $13.333        $12.064
  Accumulation Unit Value at end of
   period                                $11.311        $16.637        $16.315        $13.892        $13.333
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.598        $16.285        $13.874        $13.322        $12.060
  Accumulation Unit Value at end of
   period                                $11.279        $16.598        $16.285        $13.874        $13.322
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.521        $16.226        $13.837        $13.300        $12.135
  Accumulation Unit Value at end of
   period                                $11.215        $16.521        $16.226        $13.837        $13.300
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              7             10              8             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.483        $16.196        $13.818        $13.289        $12.131
  Accumulation Unit Value at end of
   period                                $11.184        $16.483        $16.196        $13.818        $13.289
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

10                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.449        $15.680        $15.617        $14.072        $11.184
  Accumulation Unit Value at end of
   period                                $24.087        $18.449        $15.680        $15.617        $14.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.282        $12.995        $12.949        $11.674         $9.282
  Accumulation Unit Value at end of
   period                                $19.942        $15.282        $12.995        $12.949        $11.674
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.190        $15.482        $15.444        $13.936        $11.093
  Accumulation Unit Value at end of
   period                                $23.712        $18.190        $15.482        $15.444        $13.936
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.074        $14.540        $14.511        $13.101        $10.433
  Accumulation Unit Value at end of
   period                                $22.246        $17.074        $14.540        $14.511        $13.101
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.009        $15.344        $15.321        $13.839        $11.026
  Accumulation Unit Value at end of
   period                                $23.453        $18.009        $15.344        $15.321        $13.839
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              7              7              7              8
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.808        $12.636        $12.636        $11.431         $9.121
  Accumulation Unit Value at end of
   period                                $19.256        $14.808        $12.636        $12.636        $11.431
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GEORGE PUTNAM BALANCED FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.257        $11.868        $11.646        $10.573         $8.480
  Accumulation Unit Value at end of
   period                                $15.557        $13.257        $11.868        $11.646        $10.573
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             23             19             27             34
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.997        $11.652        $11.452        $10.413         $8.363
  Accumulation Unit Value at end of
   period                                $15.228        $12.997        $11.652        $11.452        $10.413
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              6              6              9              9
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.945        $11.611        $11.417        $10.386         $8.347
  Accumulation Unit Value at end of
   period                                $15.160        $12.945        $11.611        $11.417        $10.386
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              3              3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.691        $11.401        $11.227        $10.228         $8.232
  Accumulation Unit Value at end of
   period                                $14.840        $12.691        $11.401        $11.227        $10.228
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              5              5              5

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.483        $16.196        $13.818        $13.289        $12.048
  Accumulation Unit Value at end of
   period                                $11.184        $16.483        $16.196        $13.818        $13.289
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.373        $16.112        $13.768        $13.260        $12.121
  Accumulation Unit Value at end of
   period                                $11.093        $16.373        $16.112        $13.768        $13.260
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GEORGE PUTNAM BALANCED FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.381        $14.354        $12.912        $12.508        $11.640
  Accumulation Unit Value at end of
   period                                 $8.480        $14.381        $14.354        $12.912        $12.508
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 53             78            106            166            201
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.205        $14.200        $12.792        $12.411        $11.567
  Accumulation Unit Value at end of
   period                                 $8.363        $14.205        $14.200        $12.792        $12.411
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             13             17             19             19
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.183        $14.185        $12.786        $12.410        $11.572
  Accumulation Unit Value at end of
   period                                 $8.347        $14.183        $14.185        $12.786        $12.410
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              8              8             10             13
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.009        $14.032        $12.667        $12.314        $11.500
  Accumulation Unit Value at end of
   period                                 $8.232        $14.009        $14.032        $12.667        $12.314
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              7              7              7              5

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               11

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.691        $11.401        $11.227        $10.228         $8.232
  Accumulation Unit Value at end of
   period                                $14.840        $12.691        $11.401        $11.227        $10.228
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              5              5              5
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.494        $11.241        $11.086        $10.115         $8.153
  Accumulation Unit Value at end of
   period                                $14.588        $12.494        $11.241        $11.086        $10.115
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.494        $11.241        $11.086        $10.115         $8.153
  Accumulation Unit Value at end of
   period                                $14.588        $12.494        $11.241        $11.086        $10.115
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.429        $11.188        $11.039        $10.078         $8.127
  Accumulation Unit Value at end of
   period                                $14.505        $12.429        $11.188        $11.039        $10.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.063        $10.869        $10.735         $9.810         $7.919
  Accumulation Unit Value at end of
   period                                $14.063        $12.063        $10.869        $10.735         $9.810
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              7              9             11             11
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.237        $11.031        $10.901         $9.966         $8.049
  Accumulation Unit Value at end of
   period                                $14.259        $12.237        $11.031        $10.901         $9.966
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.237        $11.031        $10.901         $9.966         $8.049
  Accumulation Unit Value at end of
   period                                $14.259        $12.237        $11.031        $10.901         $9.966
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.665         $9.619         $9.510         $8.699         $7.029
  Accumulation Unit Value at end of
   period                                $12.421        $10.665         $9.619         $9.510         $8.699
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.765        $10.622        $10.512         $9.625         $7.785
  Accumulation Unit Value at end of
   period                                $13.688        $11.765        $10.622        $10.512         $9.625
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.625        $14.114        $13.975        $12.803        $10.361
  Accumulation Unit Value at end of
   period                                $18.171        $15.625        $14.114        $13.975        $12.803
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.009        $14.032        $12.667        $12.314        $11.500
  Accumulation Unit Value at end of
   period                                 $8.232        $14.009        $14.032        $12.667        $12.314
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              7              7              7              5
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.896        $13.940        $12.602        $12.269        $11.598
  Accumulation Unit Value at end of
   period                                 $8.153        $13.896        $13.940        $12.602        $12.269
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.896        $13.940        $12.602        $12.269        $11.475
  Accumulation Unit Value at end of
   period                                 $8.153        $13.896        $13.940        $12.602        $12.269
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.858        $13.909        $12.581        $12.254        $11.467
  Accumulation Unit Value at end of
   period                                 $8.127        $13.858        $13.909        $12.581        $12.254
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.517        $13.580        $12.295        $11.988        $11.348
  Accumulation Unit Value at end of
   period                                 $7.919        $13.517        $13.580        $12.295        $11.988
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             24             28             40             43
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.746        $13.817        $12.516        $12.210        $11.563
  Accumulation Unit Value at end of
   period                                 $8.049        $13.746        $13.817        $12.516        $12.210
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.746        $13.817        $12.516        $12.210        $11.443
  Accumulation Unit Value at end of
   period                                 $8.049        $13.746        $13.817        $12.516        $12.210
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.316        $13.404        $12.161        $11.881        $11.267
  Accumulation Unit Value at end of
   period                                 $7.785        $13.316        $13.404        $12.161        $11.881
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

12                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.635        $10.514        $10.416         $9.547         $7.730
  Accumulation Unit Value at end of
   period                                $13.523        $11.635        $10.514        $10.416         $9.547
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              3              4
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.334         $9.353         $9.280         $8.518         $6.907
  Accumulation Unit Value at end of
   period                                $11.994        $10.334         $9.353         $9.280         $8.518
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.789        $13.039        $13.188        $11.575         $8.632
  Accumulation Unit Value at end of
   period                                $17.546        $14.789        $13.039        $13.188        $11.575
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              3              5
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.498        $12.802        $12.968        $11.398         $8.514
  Accumulation Unit Value at end of
   period                                $17.176        $14.498        $12.802        $12.968        $11.398
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.440        $12.757        $12.928        $11.370         $8.497
  Accumulation Unit Value at end of
   period                                $17.099        $14.440        $12.757        $12.928        $11.370
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.157        $12.526        $12.713        $11.197         $8.380
  Accumulation Unit Value at end of
   period                                $16.738        $14.157        $12.526        $12.713        $11.197
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.157        $12.526        $12.713        $11.197         $8.380
  Accumulation Unit Value at end of
   period                                $16.738        $14.157        $12.526        $12.713        $11.197
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.937        $12.350        $12.553        $11.073         $8.300
  Accumulation Unit Value at end of
   period                                $16.454        $13.937        $12.350        $12.553        $11.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.937        $12.350        $12.553        $11.073         $8.300
  Accumulation Unit Value at end of
   period                                $16.454        $13.937        $12.350        $12.553        $11.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.865        $12.292        $12.501        $11.032         $8.273
  Accumulation Unit Value at end of
   period                                $16.360        $13.865        $12.292        $12.501        $11.032
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.038        $12.759        $11.395        $10.731         $9.916
  Accumulation Unit Value at end of
   period                                 $8.632        $13.038        $12.759        $11.395        $10.731
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             20             21             24             21
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.879        $12.622        $11.290        $10.648         $9.854
  Accumulation Unit Value at end of
   period                                 $8.514        $12.879        $12.622        $11.290        $10.648
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              8             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.859        $12.609        $11.284        $10.648         $9.858
  Accumulation Unit Value at end of
   period                                 $8.497        $12.859        $12.609        $11.284        $10.648
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.702        $12.473        $11.179        $10.565         $9.796
  Accumulation Unit Value at end of
   period                                 $8.380        $12.702        $12.473        $11.179        $10.565
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.702        $12.473        $11.179        $10.565         $9.796
  Accumulation Unit Value at end of
   period                                 $8.380        $12.702        $12.473        $11.179        $10.565
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.599        $12.391        $11.122        $10.526         $9.895
  Accumulation Unit Value at end of
   period                                 $8.300        $12.599        $12.391        $11.122        $10.526
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.599        $12.391        $11.122        $10.526         $9.775
  Accumulation Unit Value at end of
   period                                 $8.300        $12.599        $12.391        $11.122        $10.526
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.565        $12.364        $11.103        $10.514         $9.768
  Accumulation Unit Value at end of
   period                                 $8.273        $12.565        $12.364        $11.103        $10.514
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               13

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $41.124        $36.495        $37.151        $32.819        $24.636
  Accumulation Unit Value at end of
   period                                $48.476        $41.124        $36.495        $37.151        $32.819
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              6              6              9              9
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.650        $12.120        $12.344        $10.910         $8.194
  Accumulation Unit Value at end of
   period                                $16.082        $13.650        $12.120        $12.344        $10.910
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.650        $12.120        $12.344        $10.910         $8.194
  Accumulation Unit Value at end of
   period                                $16.082        $13.650        $12.120        $12.344        $10.910
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.950        $12.393        $12.628        $11.167         $8.391
  Accumulation Unit Value at end of
   period                                $16.428        $13.950        $12.393        $12.628        $11.167
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $40.108        $35.665        $36.379        $32.202        $24.221
  Accumulation Unit Value at end of
   period                                $47.185        $40.108        $35.665        $36.379        $32.202
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.276        $15.370        $15.685        $13.891        $10.454
  Accumulation Unit Value at end of
   period                                $20.314        $17.276        $15.370        $15.685        $13.891
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $39.665        $35.306        $36.049        $31.941        $24.049
  Accumulation Unit Value at end of
   period                                $46.616        $39.665        $35.306        $36.049        $31.941
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2              2
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.518        $12.050        $12.322        $10.935         $8.245
  Accumulation Unit Value at end of
   period                                $15.863        $13.518        $12.050        $12.322        $10.935
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.639         $8.072         $8.558         $7.838         $6.079
  Accumulation Unit Value at end of
   period                                $12.629         $9.639         $8.072         $8.558         $7.838
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             11             15             15             17
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.449         $7.925         $8.415         $7.719         $5.996
  Accumulation Unit Value at end of
   period                                $12.362         $9.449         $7.925         $8.415         $7.719
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $37.454        $36.891        $33.162        $31.434        $29.588
  Accumulation Unit Value at end of
   period                                $24.636        $37.454        $36.891        $33.162        $31.434
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              8              8              9             10
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.463        $12.282        $11.046        $10.476         $9.865
  Accumulation Unit Value at end of
   period                                 $8.194        $12.463        $12.282        $11.046        $10.476
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.463        $12.282        $11.046        $10.476         $9.748
  Accumulation Unit Value at end of
   period                                 $8.194        $12.463        $12.282        $11.046        $10.476
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $36.896        $36.415        $32.800        $31.153        $29.377
  Accumulation Unit Value at end of
   period                                $24.221        $36.896        $36.415        $32.800        $31.153
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.208        $10.346         $8.457         $7.826         $6.935
  Accumulation Unit Value at end of
   period                                 $6.079        $11.208        $10.346         $8.457         $7.826
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23             37             50             56             75
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.071        $10.235         $8.379         $7.765         $6.891
  Accumulation Unit Value at end of
   period                                 $5.996        $11.071        $10.235         $8.379         $7.765
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              1             --

14                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.411         $7.897         $8.390         $7.700         $5.984
  Accumulation Unit Value at end of
   period                                $12.307         $9.411         $7.897         $8.390         $7.700
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              2              2              2              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.227         $7.754         $8.250         $7.582         $5.902
  Accumulation Unit Value at end of
   period                                $12.047         $9.227         $7.754         $8.250         $7.582
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.227         $7.754         $8.250         $7.582         $5.902
  Accumulation Unit Value at end of
   period                                $12.047         $9.227         $7.754         $8.250         $7.582
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.084         $7.645         $8.146         $7.498         $5.845
  Accumulation Unit Value at end of
   period                                $11.842         $9.084         $7.645         $8.146         $7.498
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.084         $7.645         $8.146         $7.498         $5.845
  Accumulation Unit Value at end of
   period                                $11.842         $9.084         $7.645         $8.146         $7.498
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.036         $7.609         $8.112         $7.471         $5.826
  Accumulation Unit Value at end of
   period                                $11.775         $9.036         $7.609         $8.112         $7.471
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $24.954        $21.034        $22.446        $20.692        $16.154
  Accumulation Unit Value at end of
   period                                $32.484        $24.954        $21.034        $22.446        $20.692
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              9             10             11             11
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $8.896         $7.502         $8.010         $7.388         $5.771
  Accumulation Unit Value at end of
   period                                $11.575         $8.896         $7.502         $8.010         $7.388
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.896         $7.502         $8.010         $7.388         $5.771
  Accumulation Unit Value at end of
   period                                $11.575         $8.896         $7.502         $8.010         $7.388
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.034        $10.997        $11.747        $10.840         $8.471
  Accumulation Unit Value at end of
   period                                $16.950        $13.034        $10.997        $11.747        $10.840
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.054        $10.224         $8.374         $7.765         $6.894
  Accumulation Unit Value at end of
   period                                 $5.984        $11.054        $10.224         $8.374         $7.765
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              3              3              3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.919        $10.114         $8.297         $7.705         $6.851
  Accumulation Unit Value at end of
   period                                 $5.902        $10.919        $10.114         $8.297         $7.705
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              3              3
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.919        $10.114         $8.297         $7.705         $6.851
  Accumulation Unit Value at end of
   period                                 $5.902        $10.919        $10.114         $8.297         $7.705
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              3              3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.830        $10.048         $8.254         $7.677         $6.983
  Accumulation Unit Value at end of
   period                                 $5.845        $10.830        $10.048         $8.254         $7.677
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.830        $10.048         $8.254         $7.677         $6.836
  Accumulation Unit Value at end of
   period                                 $5.845        $10.830        $10.048         $8.254         $7.677
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.801        $10.025         $8.240         $7.667         $6.831
  Accumulation Unit Value at end of
   period                                 $5.826        $10.801        $10.025         $8.240         $7.667
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $29.977        $27.852        $22.915        $21.344        $19.441
  Accumulation Unit Value at end of
   period                                $16.154        $29.977        $27.852        $22.915        $21.344
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             12             13             12             17
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.714         $9.959         $8.198         $7.640         $6.962
  Accumulation Unit Value at end of
   period                                 $5.771        $10.714         $9.959         $8.198         $7.640
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.714         $9.959         $8.198         $7.640         $6.817
  Accumulation Unit Value at end of
   period                                 $5.771        $10.714         $9.959         $8.198         $7.640
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               15

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $24.338        $20.555        $21.979        $20.303        $15.882
  Accumulation Unit Value at end of
   period                                $31.618        $24.338        $20.555        $21.979        $20.303
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.136        $13.635        $14.587        $13.481        $10.550
  Accumulation Unit Value at end of
   period                                $20.952        $16.136        $13.635        $14.587        $13.481
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $24.068        $20.348        $21.779        $20.138        $15.769
  Accumulation Unit Value at end of
   period                                $31.237        $24.068        $20.348        $21.779        $20.138
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.629        $10.693        $11.463        $10.615         $8.324
  Accumulation Unit Value at end of
   period                                $16.367        $12.629        $10.693        $11.463        $10.615
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL HEALTH CARE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.644        $13.708        $13.964        $13.730        $10.961
  Accumulation Unit Value at end of
   period                                $23.407        $16.644        $13.708        $13.964        $13.730
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4              5              6              8
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.317        $13.460        $13.731        $13.521        $10.810
  Accumulation Unit Value at end of
   period                                $22.914        $16.317        $13.460        $13.731        $13.521
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.251        $13.412        $13.690        $13.487        $10.789
  Accumulation Unit Value at end of
   period                                $22.810        $16.251        $13.412        $13.690        $13.487
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.933        $13.169        $13.461        $13.282        $10.640
  Accumulation Unit Value at end of
   period                                $22.329        $15.933        $13.169        $13.461        $13.282
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.933        $13.169        $13.461        $13.282        $10.640
  Accumulation Unit Value at end of
   period                                $22.329        $15.933        $13.169        $13.461        $13.282
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.685        $12.984        $13.292        $13.135        $10.538
  Accumulation Unit Value at end of
   period                                $21.950        $15.685        $12.984        $13.292        $13.135
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $29.530        $27.492        $22.664        $21.153        $19.302
  Accumulation Unit Value at end of
   period                                $15.882        $29.530        $27.492        $22.664        $21.153
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL HEALTH CARE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.315        $13.492        $13.216        $11.755        $11.060
  Accumulation Unit Value at end of
   period                                $10.961        $13.315        $13.492        $13.216        $11.755
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             25             36             50             63
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.152        $13.347        $13.093        $11.664        $10.990
  Accumulation Unit Value at end of
   period                                $10.810        $13.152        $13.347        $13.093        $11.664
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --              1              1
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.132        $13.333        $13.086        $11.663        $10.995
  Accumulation Unit Value at end of
   period                                $10.789        $13.132        $13.333        $13.086        $11.663
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.972        $13.189        $12.965        $11.573        $10.926
  Accumulation Unit Value at end of
   period                                $10.640        $12.972        $13.189        $12.965        $11.573
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.972        $13.189        $12.965        $11.573        $10.926
  Accumulation Unit Value at end of
   period                                $10.640        $12.972        $13.189        $12.965        $11.573
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.867        $13.102        $12.898        $11.531        $11.136
  Accumulation Unit Value at end of
   period                                $10.538        $12.867        $13.102        $12.898        $11.531
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

16                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.685        $12.984        $13.292        $13.135        $10.538
  Accumulation Unit Value at end of
   period                                $21.950        $15.685        $12.984        $13.292        $13.135
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.604        $12.923        $13.236        $13.086        $10.505
  Accumulation Unit Value at end of
   period                                $21.825        $15.604        $12.923        $13.236        $13.086
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.553        $12.065        $12.370        $12.242         $9.837
  Accumulation Unit Value at end of
   period                                $20.335        $14.553        $12.065        $12.370        $12.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              7              8              8
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.362        $12.742        $13.070        $12.942        $10.404
  Accumulation Unit Value at end of
   period                                $21.454        $15.362        $12.742        $13.070        $12.942
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.362        $12.742        $13.070        $12.942        $10.404
  Accumulation Unit Value at end of
   period                                $21.454        $15.362        $12.742        $13.070        $12.942
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.079        $11.683        $11.990        $11.878         $9.554
  Accumulation Unit Value at end of
   period                                $19.652        $14.079        $11.683        $11.990        $11.878
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.194        $11.791        $12.113        $12.012         $9.671
  Accumulation Unit Value at end of
   period                                $19.794        $14.194        $11.791        $12.113        $12.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.575        $12.944        $13.305        $13.200        $10.633
  Accumulation Unit Value at end of
   period                                $21.709        $15.575        $12.944        $13.305        $13.200
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.037        $11.672        $12.003        $11.914         $9.602
  Accumulation Unit Value at end of
   period                                $19.555        $14.037        $11.672        $12.003        $11.914
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              7              8              8
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.642        $11.360        $11.700        $11.631         $9.388
  Accumulation Unit Value at end of
   period                                $18.976        $13.642        $11.360        $11.700        $11.631
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.867        $13.102        $12.898        $11.531        $10.903
  Accumulation Unit Value at end of
   period                                $10.538        $12.867        $13.102        $12.898        $11.531
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.832        $13.073        $12.876        $11.517        $10.895
  Accumulation Unit Value at end of
   period                                $10.505        $12.832        $13.073        $12.876        $11.517
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.028        $12.267        $12.094        $10.828        $10.472
  Accumulation Unit Value at end of
   period                                 $9.837        $12.028        $12.267        $12.094        $10.828
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             11             17             18             22
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.728        $12.987        $12.810        $11.475        $11.103
  Accumulation Unit Value at end of
   period                                $10.404        $12.728        $12.987        $12.810        $11.475
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.728        $12.987        $12.810        $11.475        $10.872
  Accumulation Unit Value at end of
   period                                $10.404        $12.728        $12.987        $12.810        $11.475
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.849        $12.108        $11.962        $10.731        $10.397
  Accumulation Unit Value at end of
   period                                 $9.671        $11.849        $12.108        $11.962        $10.731
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               17

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.794        $11.302        $12.035        $11.900        $11.158
  Accumulation Unit Value at end of
   period                                $13.321        $11.794        $11.302        $12.035        $11.900
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              2              3              3              4
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.563        $11.097        $11.834        $11.719        $11.005
  Accumulation Unit Value at end of
   period                                $13.040        $11.563        $11.097        $11.834        $11.719
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.516        $11.058        $11.799        $11.689        $10.983
  Accumulation Unit Value at end of
   period                                $12.981        $11.516        $11.058        $11.799        $11.689
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.290        $10.858        $11.602        $11.511        $10.832
  Accumulation Unit Value at end of
   period                                $12.708        $11.290        $10.858        $11.602        $11.511
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.290        $10.858        $11.602        $11.511        $10.832
  Accumulation Unit Value at end of
   period                                $12.708        $11.290        $10.858        $11.602        $11.511
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.115        $10.705        $11.456        $11.384        $10.729
  Accumulation Unit Value at end of
   period                                $12.492        $11.115        $10.705        $11.456        $11.384
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.115        $10.705        $11.456        $11.384        $10.729
  Accumulation Unit Value at end of
   period                                $12.492        $11.115        $10.705        $11.456        $11.384
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.058        $10.655        $11.408        $11.342        $10.694
  Accumulation Unit Value at end of
   period                                $12.421        $11.058        $10.655        $11.408        $11.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $24.681        $23.806        $25.515        $25.392        $23.966
  Accumulation Unit Value at end of
   period                                $27.696        $24.681        $23.806        $25.515        $25.392
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              5              4
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.886        $10.505        $11.265        $11.216        $10.592
  Accumulation Unit Value at end of
   period                                $12.210        $10.886        $10.505        $11.265        $11.216
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.169        $13.575        $10.765         $9.975         $8.263
  Accumulation Unit Value at end of
   period                                $11.158        $16.169        $13.575        $10.765         $9.975
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7             11             10             10             12
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.971        $13.429        $10.665         $9.898         $8.211
  Accumulation Unit Value at end of
   period                                $11.005        $15.971        $13.429        $10.665         $9.898
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.947        $13.415        $10.659         $9.897         $8.215
  Accumulation Unit Value at end of
   period                                $10.983        $15.947        $13.415        $10.659         $9.897
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.752        $13.271        $10.560         $9.820         $8.163
  Accumulation Unit Value at end of
   period                                $10.832        $15.752        $13.271        $10.560         $9.820
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.752        $13.271        $10.560         $9.820         $8.163
  Accumulation Unit Value at end of
   period                                $10.832        $15.752        $13.271        $10.560         $9.820
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.624        $13.183        $10.506         $9.785         $8.286
  Accumulation Unit Value at end of
   period                                $10.729        $15.624        $13.183        $10.506         $9.785
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.624        $13.183        $10.506         $9.785         $8.146
  Accumulation Unit Value at end of
   period                                $10.729        $15.624        $13.183        $10.506         $9.785
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.582        $13.154        $10.488         $9.773         $8.140
  Accumulation Unit Value at end of
   period                                $10.694        $15.582        $13.154        $10.488         $9.773
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $34.954        $29.538        $23.575        $21.989        $18.646
  Accumulation Unit Value at end of
   period                                $23.966        $34.954        $29.538        $23.575        $21.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              8              8              8              8
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.456        $13.067        $10.435         $9.737         $8.261
  Accumulation Unit Value at end of
   period                                $10.592        $15.456        $13.067        $10.435         $9.737
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

18                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.886        $10.505        $11.265        $11.216        $10.592
  Accumulation Unit Value at end of
   period                                $12.210        $10.886        $10.505        $11.265        $11.216
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.341        $12.881        $13.819        $13.767        $13.006
  Accumulation Unit Value at end of
   period                                $14.956        $13.341        $12.881        $13.819        $13.767
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $24.072        $23.265        $24.985        $24.914        $23.562
  Accumulation Unit Value at end of
   period                                $26.958        $24.072        $23.265        $24.985        $24.914
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.366        $10.024        $10.770        $10.745        $10.167
  Accumulation Unit Value at end of
   period                                $11.603        $10.366        $10.024        $10.770        $10.745
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $23.806        $23.031        $24.758        $24.713        $23.395
  Accumulation Unit Value at end of
   period                                $26.633        $23.806        $23.031        $24.758        $24.713
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              3              3              4
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.927        $12.525        $13.485        $13.480        $12.781
  Accumulation Unit Value at end of
   period                                $14.441        $12.927        $12.525        $13.485        $13.480
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.907        $10.910        $11.526        $10.143         $7.867
  Accumulation Unit Value at end of
   period                                $17.389        $12.907        $10.910        $11.526        $10.143
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 54             63             76             99            124
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.653        $10.712        $11.334         $9.989         $7.759
  Accumulation Unit Value at end of
   period                                $17.022        $12.653        $10.712        $11.334         $9.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              3              3
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.603        $10.674        $11.299         $9.964         $7.744
  Accumulation Unit Value at end of
   period                                $16.946        $12.603        $10.674        $11.299         $9.964
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              7              8             13             14
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.355        $10.480        $11.111         $9.812         $7.637
  Accumulation Unit Value at end of
   period                                $16.588        $12.355        $10.480        $11.111         $9.812
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              6              6              6

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.456        $13.067        $10.435         $9.737         $8.123
  Accumulation Unit Value at end of
   period                                $10.592        $15.456        $13.067        $10.435         $9.737
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $34.434        $29.156        $23.318        $21.792        $18.513
  Accumulation Unit Value at end of
   period                                $23.562        $34.434        $29.156        $23.318        $21.792
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.929        $13.855        $12.038        $11.519        $10.442
  Accumulation Unit Value at end of
   period                                 $7.867        $12.929        $13.855        $12.038        $11.519
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                168            275            392            507            614
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.770        $13.706        $11.926        $11.430        $10.377
  Accumulation Unit Value at end of
   period                                 $7.759        $12.770        $13.706        $11.926        $11.430
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6             11             18             25             32
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.751        $13.692        $11.920        $11.429        $10.381
  Accumulation Unit Value at end of
   period                                 $7.744        $12.751        $13.692        $11.920        $11.429
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             18             23             24             27
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.595        $13.544        $11.809        $11.340        $10.316
  Accumulation Unit Value at end of
   period                                 $7.637        $12.595        $13.544        $11.809        $11.340
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              7              7              9              8

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               19

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.355        $10.480        $11.111         $9.812         $7.637
  Accumulation Unit Value at end of
   period                                $16.588        $12.355        $10.480        $11.111         $9.812
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              6              6              6
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.164        $10.333        $10.971         $9.704         $7.564
  Accumulation Unit Value at end of
   period                                $16.306        $12.164        $10.333        $10.971         $9.704
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.164        $10.333        $10.971         $9.704         $7.564
  Accumulation Unit Value at end of
   period                                $16.306        $12.164        $10.333        $10.971         $9.704
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.100        $10.285        $10.925         $9.668         $7.540
  Accumulation Unit Value at end of
   period                                $16.214        $12.100        $10.285        $10.925         $9.668
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $52.623        $44.771        $47.608        $42.170        $32.921
  Accumulation Unit Value at end of
   period                                $70.440        $52.623        $44.771        $47.608        $42.170
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             10             13             15             16
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.913        $10.140        $10.788         $9.561         $7.467
  Accumulation Unit Value at end of
   period                                $15.938        $11.913        $10.140        $10.788         $9.561
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.913        $10.140        $10.788         $9.561         $7.467
  Accumulation Unit Value at end of
   period                                $15.938        $11.913        $10.140        $10.788         $9.561
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.582         $9.864        $10.499         $9.310         $7.275
  Accumulation Unit Value at end of
   period                                $15.488        $11.582         $9.864        $10.499         $9.310
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $51.324        $43.753        $46.619        $41.377        $32.366
  Accumulation Unit Value at end of
   period                                $68.564        $51.324        $43.753        $46.619        $41.377
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.234        $13.846        $14.760        $13.107        $10.258
  Accumulation Unit Value at end of
   period                                $21.676        $16.234        $13.846        $14.760        $13.107
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.595        $13.544        $11.809        $11.340        $10.316
  Accumulation Unit Value at end of
   period                                 $7.637        $12.595        $13.544        $11.809        $11.340
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              7              7              9              8
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.493        $13.455        $11.749        $11.299        $10.449
  Accumulation Unit Value at end of
   period                                 $7.564        $12.493        $13.455        $11.749        $11.299
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.493        $13.455        $11.749        $11.299        $10.294
  Accumulation Unit Value at end of
   period                                 $7.564        $12.493        $13.455        $11.749        $11.299
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.459        $13.425        $11.729        $11.286        $10.287
  Accumulation Unit Value at end of
   period                                 $7.540        $12.459        $13.425        $11.729        $11.286
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $54.454        $58.736        $51.366        $49.473        $45.814
  Accumulation Unit Value at end of
   period                                $32.921        $54.454        $58.736        $51.366        $49.473
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             27             33             37             39
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.358        $13.337        $11.669        $11.245        $10.418
  Accumulation Unit Value at end of
   period                                 $7.467        $12.358        $13.337        $11.669        $11.245
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.358        $13.337        $11.669        $11.245        $10.265
  Accumulation Unit Value at end of
   period                                 $7.467        $12.358        $13.337        $11.669        $11.245
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $53.643        $57.978        $50.804        $49.030        $45.487
  Accumulation Unit Value at end of
   period                                $32.366        $53.643        $57.978        $50.804        $49.030
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

20                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $50.756        $43.312        $46.195        $41.042        $32.136
  Accumulation Unit Value at end of
   period                                $67.737        $50.756        $43.312        $46.195        $41.042
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              3              3
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.223         $9.591        $10.245         $9.116         $7.149
  Accumulation Unit Value at end of
   period                                $14.955        $11.223         $9.591        $10.245         $9.116
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GROWTH OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.891         $5.046         $5.299         $4.550         $3.252
  Accumulation Unit Value at end of
   period                                 $7.968         $5.891         $5.046         $5.299         $4.550
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              4              7              7             10
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.778         $4.957         $5.213         $4.483         $3.208
  Accumulation Unit Value at end of
   period                                 $7.803         $5.778         $4.957         $5.213         $4.483
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.752         $4.937         $5.195         $4.469         $3.200
  Accumulation Unit Value at end of
   period                                 $7.764         $5.752         $4.937         $5.195         $4.469
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1              1              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.642         $4.850         $5.110         $4.403         $3.158
  Accumulation Unit Value at end of
   period                                 $7.604         $5.642         $4.850         $5.110         $4.403
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.642         $4.850         $5.110         $4.403         $3.158
  Accumulation Unit Value at end of
   period                                 $7.604         $5.642         $4.850         $5.110         $4.403
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.554         $4.782         $5.046         $4.355         $3.128
  Accumulation Unit Value at end of
   period                                 $7.475         $5.554         $4.782         $5.046         $4.355
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.554         $4.782         $5.046         $4.355         $3.128
  Accumulation Unit Value at end of
   period                                 $7.475         $5.554         $4.782         $5.046         $4.355
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $5.525         $4.759         $5.025         $4.338         $3.118
  Accumulation Unit Value at end of
   period                                 $7.432         $5.525         $4.759         $5.025         $4.338
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GROWTH OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.264         $5.021         $4.662         $4.510         $4.461
  Accumulation Unit Value at end of
   period                                 $3.252         $5.264         $5.021         $4.662         $4.510
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             12             17             22             30
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.201         $4.970         $4.620         $4.477         $4.435
  Accumulation Unit Value at end of
   period                                 $3.208         $5.201         $4.970         $4.620         $4.477
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              1              1
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.191         $4.962         $4.616         $4.475         $4.435
  Accumulation Unit Value at end of
   period                                 $3.200         $5.191         $4.962         $4.616         $4.475
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.130         $4.911         $4.575         $4.442         $4.409
  Accumulation Unit Value at end of
   period                                 $3.158         $5.130         $4.911         $4.575         $4.442
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.130         $4.911         $4.575         $4.442         $4.409
  Accumulation Unit Value at end of
   period                                 $3.158         $5.130         $4.911         $4.575         $4.442
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.088         $4.879         $4.552         $4.426         $4.461
  Accumulation Unit Value at end of
   period                                 $3.128         $5.088         $4.879         $4.552         $4.426
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.088         $4.879         $4.552         $4.426         $4.399
  Accumulation Unit Value at end of
   period                                 $3.128         $5.088         $4.879         $4.552         $4.426
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $5.075         $4.868         $4.544         $4.421         $4.396
  Accumulation Unit Value at end of
   period                                 $3.118         $5.075         $4.868         $4.544         $4.421
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               21

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.427         $4.679         $4.946         $4.274         $3.074
  Accumulation Unit Value at end of
   period                                 $7.293         $5.427         $4.679         $4.946         $4.274
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              9             12             13
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $5.440         $4.692         $4.962         $4.290         $3.088
  Accumulation Unit Value at end of
   period                                 $7.306         $5.440         $4.692         $4.962         $4.290
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.440         $4.692         $4.962         $4.290         $3.088
  Accumulation Unit Value at end of
   period                                 $7.306         $5.440         $4.692         $4.962         $4.290
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.370        $10.676        $11.295         $9.772         $7.036
  Accumulation Unit Value at end of
   period                                $16.607        $12.370        $10.676        $11.295         $9.772
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.299         $4.578         $4.848         $4.198         $3.026
  Accumulation Unit Value at end of
   period                                 $7.107         $5.299         $4.578         $4.848         $4.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.122        $15.664        $16.597        $14.380        $10.370
  Accumulation Unit Value at end of
   period                                $24.293        $18.122        $15.664        $16.597        $14.380
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                              $5.240         $4.532         $4.804         $4.164         $3.005
  Accumulation Unit Value at end of
   period                                 $7.021         $5.240         $4.532         $4.804         $4.164
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.986        $10.381        $11.022         $9.568         $6.914
  Accumulation Unit Value at end of
   period                                $16.035        $11.986        $10.381        $11.022         $9.568
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $21.746        $18.870        $18.704        $16.486        $11.072
  Accumulation Unit Value at end of
   period                                $23.286        $21.746        $18.870        $18.704        $16.486
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              5              9             16             21
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $21.319        $18.527        $18.392        $16.235        $10.920
  Accumulation Unit Value at end of
   period                                $22.795        $21.319        $18.527        $18.392        $16.235
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.009         $4.810         $4.495         $4.377         $4.417
  Accumulation Unit Value at end of
   period                                 $3.074         $5.009         $4.810         $4.495         $4.377
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             10             16             28             25
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $5.034         $4.836         $4.521         $4.405         $4.447
  Accumulation Unit Value at end of
   period                                 $3.088         $5.034         $4.836         $4.521         $4.405
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.034         $4.836         $4.521         $4.405         $4.387
  Accumulation Unit Value at end of
   period                                 $3.088         $5.034         $4.836         $4.521         $4.405
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.940         $4.753         $4.450         $4.343         $4.391
  Accumulation Unit Value at end of
   period                                 $3.026         $4.940         $4.753         $4.450         $4.343
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.107        $14.763        $13.476        $13.148        $11.960
  Accumulation Unit Value at end of
   period                                $11.072        $15.107        $14.763        $13.476        $13.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             31             36             45             64
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.922        $14.604        $13.351        $13.046        $11.884
  Accumulation Unit Value at end of
   period                                $10.920        $14.922        $14.604        $13.351        $13.046
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              3              3              5

22                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $21.234        $18.462        $18.337        $16.194        $10.898
  Accumulation Unit Value at end of
   period                                $22.692        $21.234        $18.462        $18.337        $16.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.817        $18.127        $18.031        $15.948        $10.749
  Accumulation Unit Value at end of
   period                                $22.213        $20.817        $18.127        $18.031        $15.948
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $20.817        $18.127        $18.031        $15.948        $10.749
  Accumulation Unit Value at end of
   period                                $22.213        $20.817        $18.127        $18.031        $15.948
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.494        $17.873        $17.805        $15.772        $10.646
  Accumulation Unit Value at end of
   period                                $21.836        $20.494        $17.873        $17.805        $15.772
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.494        $17.873        $17.805        $15.772        $10.646
  Accumulation Unit Value at end of
   period                                $21.836        $20.494        $17.873        $17.805        $15.772
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $20.388        $17.789        $17.730        $15.713        $10.612
  Accumulation Unit Value at end of
   period                                $21.712        $20.388        $17.789        $17.730        $15.713
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $47.971        $41.898        $41.802        $37.084        $25.068
  Accumulation Unit Value at end of
   period                                $51.036        $47.971        $41.898        $41.802        $37.084
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              2              2              2
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $20.072        $17.539        $17.508        $15.540        $10.510
  Accumulation Unit Value at end of
   period                                $21.343        $20.072        $17.539        $17.508        $15.540
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.072        $17.539        $17.508        $15.540        $10.510
  Accumulation Unit Value at end of
   period                                $21.343        $20.072        $17.539        $17.508        $15.540
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.996        $14.859        $14.839        $13.178         $8.917
  Accumulation Unit Value at end of
   period                                $18.063        $16.996        $14.859        $14.839        $13.178
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.900        $14.589        $13.344        $13.046        $11.890
  Accumulation Unit Value at end of
   period                                $10.898        $14.900        $14.589        $13.344        $13.046
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              2              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.717        $14.432        $13.220        $12.944        $11.815
  Accumulation Unit Value at end of
   period                                $10.749        $14.717        $14.432        $13.220        $12.944
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              1
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.717        $14.432        $13.220        $12.944        $11.815
  Accumulation Unit Value at end of
   period                                $10.749        $14.717        $14.432        $13.220        $12.944
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.598        $14.337        $13.152        $12.897        $11.998
  Accumulation Unit Value at end of
   period                                $10.646        $14.598        $14.337        $13.152        $12.897
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.598        $14.337        $13.152        $12.897        $11.790
  Accumulation Unit Value at end of
   period                                $10.646        $14.598        $14.337        $13.152        $12.897
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.559        $14.305        $13.130        $12.882        $11.782
  Accumulation Unit Value at end of
   period                                $10.612        $14.559        $14.305        $13.130        $12.882
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $34.427        $33.862        $31.111        $30.553        $28.461
  Accumulation Unit Value at end of
   period                                $25.068        $34.427        $33.862        $31.111        $30.553
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              4              3              4              4
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.441        $14.211        $13.063        $12.835        $11.962
  Accumulation Unit Value at end of
   period                                $10.510        $14.441        $14.211        $13.063        $12.835
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.441        $14.211        $13.063        $12.835        $11.756
  Accumulation Unit Value at end of
   period                                $10.510        $14.441        $14.211        $13.063        $12.835
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               23

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $46.788        $40.946        $40.933        $36.386        $24.646
  Accumulation Unit Value at end of
   period                                $49.677        $46.788        $40.946        $40.933        $36.386
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.779        $17.318        $17.322        $15.405        $10.440
  Accumulation Unit Value at end of
   period                                $20.990        $19.779        $17.318        $17.322        $15.405
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $46.270        $40.533        $40.562        $36.092        $24.471
  Accumulation Unit Value at end of
   period                                $49.078        $46.270        $40.533        $40.562        $36.092
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.469        $14.448        $14.480        $12.904         $8.762
  Accumulation Unit Value at end of
   period                                $17.442        $16.469        $14.448        $14.480        $12.904
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $20.064        $18.238        $17.509        $16.037        $10.996
  Accumulation Unit Value at end of
   period                                $20.298        $20.064        $18.238        $17.509        $16.037
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              5              6             13             16
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $19.670        $17.907        $17.217        $15.793        $10.846
  Accumulation Unit Value at end of
   period                                $19.870        $19.670        $17.907        $17.217        $15.793
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              3              3
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $19.591        $17.844        $17.165        $15.753        $10.824
  Accumulation Unit Value at end of
   period                                $19.780        $19.591        $17.844        $17.165        $15.753
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1              8              8
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.207        $17.520        $16.879        $15.514        $10.675
  Accumulation Unit Value at end of
   period                                $19.363        $19.207        $17.520        $16.879        $15.514
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $19.207        $17.520        $16.879        $15.514        $10.675
  Accumulation Unit Value at end of
   period                                $19.363        $19.207        $17.520        $16.879        $15.514
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.909        $17.274        $16.667        $15.342        $10.573
  Accumulation Unit Value at end of
   period                                $19.034        $18.909        $17.274        $16.667        $15.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $33.915        $33.425        $30.771        $30.280        $28.258
  Accumulation Unit Value at end of
   period                                $24.646        $33.915        $33.425        $30.771        $30.280
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.566        $13.945        $13.430        $13.215        $12.740
  Accumulation Unit Value at end of
   period                                $10.996        $14.566        $13.945        $13.430        $13.215
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             21             22             31             41
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.387        $13.795        $13.305        $13.112        $12.659
  Accumulation Unit Value at end of
   period                                $10.846        $14.387        $13.795        $13.305        $13.112
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              6              9              9              6
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.366        $13.781        $13.299        $13.112        $12.665
  Accumulation Unit Value at end of
   period                                $10.824        $14.366        $13.781        $13.299        $13.112
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              8              8              8              8
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.190        $13.633        $13.175        $13.010        $12.586
  Accumulation Unit Value at end of
   period                                $10.675        $14.190        $13.633        $13.175        $13.010
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              2
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.190        $13.633        $13.175        $13.010        $12.586
  Accumulation Unit Value at end of
   period                                $10.675        $14.190        $13.633        $13.175        $13.010
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.075        $13.543        $13.108        $12.963        $12.690
  Accumulation Unit Value at end of
   period                                $10.573        $14.075        $13.543        $13.108        $12.963
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

24                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.909        $17.274        $16.667        $15.342        $10.573
  Accumulation Unit Value at end of
   period                                $19.034        $18.909        $17.274        $16.667        $15.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.811        $17.193        $16.597        $15.285        $10.539
  Accumulation Unit Value at end of
   period                                $18.926        $18.811        $17.193        $16.597        $15.285
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $37.761        $34.547        $33.383        $30.775        $21.240
  Accumulation Unit Value at end of
   period                                $37.953        $37.761        $34.547        $33.383        $30.775
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              9             12             13             13
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.519        $16.952        $16.389        $15.116        $10.438
  Accumulation Unit Value at end of
   period                                $18.604        $18.519        $16.952        $16.389        $15.116
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.519        $16.952        $16.389        $15.116        $10.438
  Accumulation Unit Value at end of
   period                                $18.604        $18.519        $16.952        $16.389        $15.116
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.732        $13.492        $13.050        $12.043         $8.320
  Accumulation Unit Value at end of
   period                                $14.793        $14.732        $13.492        $13.050        $12.043
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $36.829        $33.762        $32.689        $30.196        $20.882
  Accumulation Unit Value at end of
   period                                $36.943        $36.829        $33.762        $32.689        $30.196
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.536        $17.001        $16.469        $15.220        $10.531
  Accumulation Unit Value at end of
   period                                $18.584        $18.536        $17.001        $16.469        $15.220
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $36.421        $33.422        $32.392        $29.952        $20.734
  Accumulation Unit Value at end of
   period                                $36.497        $36.421        $33.422        $32.392        $29.952
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              2              2              2
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.275        $13.119        $12.734        $11.793         $8.176
  Accumulation Unit Value at end of
   period                                $14.284        $14.275        $13.119        $12.734        $11.793
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.075        $13.543        $13.108        $12.963        $12.559
  Accumulation Unit Value at end of
   period                                $10.573        $14.075        $13.543        $13.108        $12.963
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.037        $13.513        $13.085        $12.947        $12.550
  Accumulation Unit Value at end of
   period                                $10.539        $14.037        $13.513        $13.085        $12.947
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $28.318        $27.288        $26.452        $26.198        $25.682
  Accumulation Unit Value at end of
   period                                $21.240        $28.318        $27.288        $26.452        $26.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             15             14             13             14
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.923        $13.423        $13.018        $12.900        $12.652
  Accumulation Unit Value at end of
   period                                $10.438        $13.923        $13.423        $13.018        $12.900
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.923        $13.423        $13.018        $12.900        $12.523
  Accumulation Unit Value at end of
   period                                $10.438        $13.923        $13.423        $13.018        $12.900
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $27.897        $26.936        $26.163        $25.963        $25.499
  Accumulation Unit Value at end of
   period                                $20.882        $27.897        $26.936        $26.163        $25.963
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               25

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.837        $10.604        $12.854        $11.768         $9.504
  Accumulation Unit Value at end of
   period                                $16.333        $12.837        $10.604        $12.854        $11.768
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             26             28             31             29
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.585        $10.412        $12.639        $11.589         $9.374
  Accumulation Unit Value at end of
   period                                $15.988        $12.585        $10.412        $12.639        $11.589
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.535        $10.375        $12.601        $11.560         $9.355
  Accumulation Unit Value at end of
   period                                $15.916        $12.535        $10.375        $12.601        $11.560
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.289        $10.187        $12.391        $11.384         $9.226
  Accumulation Unit Value at end of
   period                                $15.580        $12.289        $10.187        $12.391        $11.384
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.289        $10.187        $12.391        $11.384         $9.226
  Accumulation Unit Value at end of
   period                                $15.580        $12.289        $10.187        $12.391        $11.384
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.098        $10.044        $12.235        $11.258         $9.138
  Accumulation Unit Value at end of
   period                                $15.316        $12.098        $10.044        $12.235        $11.258
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.098        $10.044        $12.235        $11.258         $9.138
  Accumulation Unit Value at end of
   period                                $15.316        $12.098        $10.044        $12.235        $11.258
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.035         $9.997        $12.184        $11.216         $9.109
  Accumulation Unit Value at end of
   period                                $15.228        $12.035         $9.997        $12.184        $11.216
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.945        $15.752        $19.218        $17.709        $14.396
  Accumulation Unit Value at end of
   period                                $23.948        $18.945        $15.752        $19.218        $17.709
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              9              9             10
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.849         $9.856        $12.031        $11.092         $9.021
  Accumulation Unit Value at end of
   period                                $14.970        $11.849         $9.856        $12.031        $11.092
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.849         $9.856        $12.031        $11.092         $9.021
  Accumulation Unit Value at end of
   period                                $14.970        $11.849         $9.856        $12.031        $11.092
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.086        $15.881        $12.521        $11.241         $9.742
  Accumulation Unit Value at end of
   period                                 $9.504        $17.086        $15.881        $12.521        $11.241
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39             58             69             75             76
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.876        $15.710        $12.405        $11.153         $9.681
  Accumulation Unit Value at end of
   period                                 $9.374        $16.876        $15.710        $12.405        $11.153
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              6             11             11             14
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.851        $15.694        $12.399        $11.153         $9.685
  Accumulation Unit Value at end of
   period                                 $9.355        $16.851        $15.694        $12.399        $11.153
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.644        $15.525        $12.284        $11.066         $9.624
  Accumulation Unit Value at end of
   period                                 $9.226        $16.644        $15.525        $12.284        $11.066
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.644        $15.525        $12.284        $11.066         $9.624
  Accumulation Unit Value at end of
   period                                 $9.226        $16.644        $15.525        $12.284        $11.066
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.510        $15.423        $12.221        $11.026         $9.763
  Accumulation Unit Value at end of
   period                                 $9.138        $16.510        $15.423        $12.221        $11.026
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.510        $15.423        $12.221        $11.026         $9.604
  Accumulation Unit Value at end of
   period                                 $9.138        $16.510        $15.423        $12.221        $11.026
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.465        $15.389        $12.200        $11.013         $9.597
  Accumulation Unit Value at end of
   period                                 $9.109        $16.465        $15.389        $12.200        $11.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $26.049        $24.370        $19.340        $17.475        $15.495
  Accumulation Unit Value at end of
   period                                $14.396        $26.049        $24.370        $19.340        $17.475
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             18             20             20             15
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.332        $15.287        $12.138        $10.973         $9.734
  Accumulation Unit Value at end of
   period                                 $9.021        $16.332        $15.287        $12.138        $10.973
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.332        $15.287        $12.138        $10.973         $9.577
  Accumulation Unit Value at end of
   period                                 $9.021        $16.332        $15.287        $12.138        $10.973
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

26                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.393        $10.314        $12.596        $11.619         $9.455
  Accumulation Unit Value at end of
   period                                $15.650        $12.393        $10.314        $12.596        $11.619
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.478        $15.394        $18.818        $17.376        $14.153
  Accumulation Unit Value at end of
   period                                $23.310        $18.478        $15.394        $18.818        $17.376
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.923        $11.605        $14.194        $13.112        $10.686
  Accumulation Unit Value at end of
   period                                $17.556        $13.923        $11.605        $14.194        $13.112
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.273        $15.239        $18.647        $17.235        $14.053
  Accumulation Unit Value at end of
   period                                $23.029        $18.273        $15.239        $18.647        $17.235
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              2
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.009        $10.029        $12.291        $11.377         $9.291
  Accumulation Unit Value at end of
   period                                $15.111        $12.009        $10.029        $12.291        $11.377
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.816         $9.840        $12.062        $10.826         $7.876
  Accumulation Unit Value at end of
   period                                $14.361        $11.816         $9.840        $12.062        $10.826
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              4              4              5
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.584         $9.661        $11.861        $10.661         $7.768
  Accumulation Unit Value at end of
   period                                $14.058        $11.584         $9.661        $11.861        $10.661
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.538         $9.627        $11.825        $10.634         $7.752
  Accumulation Unit Value at end of
   period                                $13.995        $11.538         $9.627        $11.825        $10.634
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.311         $9.452        $11.628        $10.472         $7.646
  Accumulation Unit Value at end of
   period                                $13.699        $11.311         $9.452        $11.628        $10.472
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.311         $9.452        $11.628        $10.472         $7.646
  Accumulation Unit Value at end of
   period                                $13.699        $11.311         $9.452        $11.628        $10.472
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $25.661        $24.056        $19.128        $17.319        $15.384
  Accumulation Unit Value at end of
   period                                $14.153        $25.661        $24.056        $19.128        $17.319
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.796        $12.269         $9.797         $8.337         $7.407
  Accumulation Unit Value at end of
   period                                 $7.876        $13.796        $12.269         $9.797         $8.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              9             12             14             19
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.628        $12.137         $9.707         $8.272         $7.360
  Accumulation Unit Value at end of
   period                                 $7.768        $13.628        $12.137         $9.707         $8.272
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.607        $12.125         $9.701         $8.272         $7.364
  Accumulation Unit Value at end of
   period                                 $7.752        $13.607        $12.125         $9.701         $8.272
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.440        $11.994         $9.611         $8.207         $7.317
  Accumulation Unit Value at end of
   period                                 $7.646        $13.440        $11.994         $9.611         $8.207
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.440        $11.994         $9.611         $8.207         $7.317
  Accumulation Unit Value at end of
   period                                 $7.646        $13.440        $11.994         $9.611         $8.207
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               27

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.136         $9.319        $11.482        $10.356         $7.573
  Accumulation Unit Value at end of
   period                                $13.467        $11.136         $9.319        $11.482        $10.356
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.136         $9.319        $11.482        $10.356         $7.573
  Accumulation Unit Value at end of
   period                                $13.467        $11.136         $9.319        $11.482        $10.356
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.078         $9.276        $11.434        $10.318         $7.548
  Accumulation Unit Value at end of
   period                                $13.390        $11.078         $9.276        $11.434        $10.318
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.133        $13.521        $16.684        $15.071        $11.036
  Accumulation Unit Value at end of
   period                                $19.480        $16.133        $13.521        $16.684        $15.071
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              2              4              2
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.906         $9.145        $11.290        $10.204         $7.476
  Accumulation Unit Value at end of
   period                                $13.163        $10.906         $9.145        $11.290        $10.204
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.906         $9.145        $11.290        $10.204         $7.476
  Accumulation Unit Value at end of
   period                                $13.163        $10.906         $9.145        $11.290        $10.204
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.005        $12.589        $15.549        $14.060        $10.306
  Accumulation Unit Value at end of
   period                                $18.101        $15.005        $12.589        $15.549        $14.060
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.734        $13.214        $16.337        $14.787        $10.850
  Accumulation Unit Value at end of
   period                                $18.961        $15.734        $13.214        $16.337        $14.787
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.510        $13.032        $16.120        $14.598        $10.717
  Accumulation Unit Value at end of
   period                                $18.681        $15.510        $13.032        $16.120        $14.598
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.560        $13.081        $16.189        $14.668        $10.773
  Accumulation Unit Value at end of
   period                                $18.733        $15.560        $13.081        $16.189        $14.668
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.331        $11.915         $9.562         $8.177         $7.352
  Accumulation Unit Value at end of
   period                                 $7.573        $13.331        $11.915         $9.562         $8.177
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.331        $11.915         $9.562         $8.177         $7.302
  Accumulation Unit Value at end of
   period                                 $7.573        $13.331        $11.915         $9.562         $8.177
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.295        $11.889         $9.546         $8.167         $7.296
  Accumulation Unit Value at end of
   period                                 $7.548        $13.295        $11.889         $9.546         $8.167
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.459        $17.417        $13.999        $11.989        $10.794
  Accumulation Unit Value at end of
   period                                $11.036        $19.459        $17.417        $13.999        $11.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              2              2              3
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.188        $11.810         $9.497         $8.138         $7.330
  Accumulation Unit Value at end of
   period                                 $7.476        $13.188        $11.810         $9.497         $8.138
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.188        $11.810         $9.497         $8.138         $7.281
  Accumulation Unit Value at end of
   period                                 $7.476        $13.188        $11.810         $9.497         $8.138
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.169        $17.192        $13.846        $11.882        $10.717
  Accumulation Unit Value at end of
   period                                $10.850        $19.169        $17.192        $13.846        $11.882
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

28                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.540        $12.241        $15.173        $13.768        $10.127
  Accumulation Unit Value at end of
   period                                $17.478        $14.540        $12.241        $15.173        $13.768
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.363        $11.076        $12.929        $12.151         $9.706
  Accumulation Unit Value at end of
   period                                $16.233        $13.363        $11.076        $12.929        $12.151
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             18             22             26             32
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.101        $10.875        $12.714        $11.966         $9.573
  Accumulation Unit Value at end of
   period                                $15.890        $13.101        $10.875        $12.714        $11.966
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              2              2              2
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.048        $10.836        $12.675        $11.936         $9.553
  Accumulation Unit Value at end of
   period                                $15.818        $13.048        $10.836        $12.675        $11.936
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.792        $10.640        $12.464        $11.755         $9.422
  Accumulation Unit Value at end of
   period                                $15.485        $12.792        $10.640        $12.464        $11.755
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.792        $10.640        $12.464        $11.755         $9.422
  Accumulation Unit Value at end of
   period                                $15.485        $12.792        $10.640        $12.464        $11.755
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.593        $10.490        $12.307        $11.625         $9.332
  Accumulation Unit Value at end of
   period                                $15.222        $12.593        $10.490        $12.307        $11.625
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.593        $10.490        $12.307        $11.625         $9.332
  Accumulation Unit Value at end of
   period                                $15.222        $12.593        $10.490        $12.307        $11.625
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.528        $10.441        $12.256        $11.582         $9.302
  Accumulation Unit Value at end of
   period                                $15.135        $12.528        $10.441        $12.256        $11.582
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.255        $15.229        $17.894        $16.927        $13.609
  Accumulation Unit Value at end of
   period                                $22.032        $18.255        $15.229        $17.894        $16.927
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              9             10             12             12

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.095        $17.026        $13.468        $11.892         $9.896
  Accumulation Unit Value at end of
   period                                 $9.706        $18.095        $17.026        $13.468        $11.892
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 56             76             87             92            103
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.873        $16.843        $13.343        $11.799         $9.834
  Accumulation Unit Value at end of
   period                                 $9.573        $17.873        $16.843        $13.343        $11.799
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              4              6              6              5
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.846        $16.826        $13.336        $11.799         $9.838
  Accumulation Unit Value at end of
   period                                 $9.553        $17.846        $16.826        $13.336        $11.799
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              2              2              1              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.627        $16.644        $13.212        $11.707         $9.776
  Accumulation Unit Value at end of
   period                                 $9.422        $17.627        $16.644        $13.212        $11.707
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.627        $16.644        $13.212        $11.707         $9.776
  Accumulation Unit Value at end of
   period                                 $9.422        $17.627        $16.644        $13.212        $11.707
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.485        $16.535        $13.144        $11.664         $9.907
  Accumulation Unit Value at end of
   period                                 $9.332        $17.485        $16.535        $13.144        $11.664
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.485        $16.535        $13.144        $11.664         $9.755
  Accumulation Unit Value at end of
   period                                 $9.332        $17.485        $16.535        $13.144        $11.664
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $17.438        $16.498        $13.122        $11.650         $9.749
  Accumulation Unit Value at end of
   period                                 $9.302        $17.438        $16.498        $13.122        $11.650
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $25.537        $24.185        $19.255        $17.113        $14.555
  Accumulation Unit Value at end of
   period                                $13.609        $25.537        $24.185        $19.255        $17.113
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             15             14             11             10

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               29

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.334        $10.294        $12.102        $11.453         $9.213
  Accumulation Unit Value at end of
   period                                $14.878        $12.334        $10.294        $12.102        $11.453
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.334        $10.294        $12.102        $11.453         $9.213
  Accumulation Unit Value at end of
   period                                $14.878        $12.334        $10.294        $12.102        $11.453
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.688        $10.596        $12.462        $11.800         $9.497
  Accumulation Unit Value at end of
   period                                $15.298        $12.688        $10.596        $12.462        $11.800
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.805        $14.883        $17.522        $16.608        $13.380
  Accumulation Unit Value at end of
   period                                $21.445        $17.805        $14.883        $17.522        $16.608
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.289        $11.951        $14.077        $13.349        $10.759
  Accumulation Unit Value at end of
   period                                $17.203        $14.289        $11.951        $14.077        $13.349
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $17.608        $14.733        $17.363        $16.474        $13.285
  Accumulation Unit Value at end of
   period                                $21.187        $17.608        $14.733        $17.363        $16.474
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              2
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.295        $10.303        $12.160        $11.555         $9.332
  Accumulation Unit Value at end of
   period                                $14.772        $12.295        $10.303        $12.160        $11.555
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.350         $8.064         $8.118         $7.174         $5.521
  Accumulation Unit Value at end of
   period                                $12.552         $9.350         $8.064         $8.118         $7.174
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             19             24             34             41
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.917         $0.792         $0.798         $0.706         $0.544
  Accumulation Unit Value at end of
   period                                 $1.229         $0.917         $0.792         $0.798         $0.706
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             32             32             35             35
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.130         $7.890         $7.958         $7.047         $5.434
  Accumulation Unit Value at end of
   period                                $12.231         $9.130         $7.890         $7.958         $7.047
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --              3              3

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $17.296        $16.389        $13.055        $11.608         $9.877
  Accumulation Unit Value at end of
   period                                 $9.213        $17.296        $16.389        $13.055        $11.608
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.296        $16.389        $13.055        $11.608         $9.728
  Accumulation Unit Value at end of
   period                                 $9.213        $17.296        $16.389        $13.055        $11.608
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $25.157        $23.873        $19.045        $16.960        $14.451
  Accumulation Unit Value at end of
   period                                $13.380        $25.157        $23.873        $19.045        $16.960
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.203         $9.771         $8.635         $7.995         $7.138
  Accumulation Unit Value at end of
   period                                 $5.521         $9.203         $9.771         $8.635         $7.995
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 62            100            132            152            198
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.909         $0.967         $0.855         $0.793         $0.709
  Accumulation Unit Value at end of
   period                                 $0.544         $0.909         $0.967         $0.855         $0.793
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 52             70            106             97            101
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.077         $9.656         $8.550         $7.933         $7.097
  Accumulation Unit Value at end of
   period                                 $5.434         $9.077         $9.656         $8.550         $7.933
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              2             14

30                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.895         $0.775         $0.783         $0.694         $0.536
  Accumulation Unit Value at end of
   period                                 $1.197         $0.895         $0.775         $0.783         $0.694
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              6              6              6              6
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.895         $0.775         $0.783         $0.694         $0.536
  Accumulation Unit Value at end of
   period                                 $1.197         $0.895         $0.775         $0.783         $0.694
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              6              6              6              6
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.881         $0.764         $0.773         $0.686         $0.531
  Accumulation Unit Value at end of
   period                                 $1.177         $0.881         $0.764         $0.773         $0.686
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.881         $0.764         $0.773         $0.686         $0.531
  Accumulation Unit Value at end of
   period                                 $1.177         $0.881         $0.764         $0.773         $0.686
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.877         $0.760         $0.769         $0.684         $0.529
  Accumulation Unit Value at end of
   period                                 $1.170         $0.877         $0.760         $0.769         $0.684
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.169         $8.827         $8.944         $7.955         $6.162
  Accumulation Unit Value at end of
   period                                $13.563        $10.169         $8.827         $8.944         $7.955
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             16             21             23             25
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.863         $0.750         $0.760         $0.676         $0.524
  Accumulation Unit Value at end of
   period                                 $1.150         $0.863         $0.750         $0.760         $0.676
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.863         $0.750         $0.760         $0.676         $0.524
  Accumulation Unit Value at end of
   period                                 $1.150         $0.863         $0.750         $0.760         $0.676
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.257        $10.650        $10.802         $9.617         $7.457
  Accumulation Unit Value at end of
   period                                $16.330        $12.257        $10.650        $10.802         $9.617
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.918         $8.626         $8.758         $7.806         $6.058
  Accumulation Unit Value at end of
   period                                $13.201         $9.918         $8.626         $8.758         $7.806
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.897         $0.955         $0.847         $0.787         $0.705
  Accumulation Unit Value at end of
   period                                 $0.536         $0.897         $0.955         $0.847         $0.787
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.897         $0.955         $0.847         $0.787         $0.705
  Accumulation Unit Value at end of
   period                                 $0.536         $0.897         $0.955         $0.847         $0.787
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.889         $0.949         $0.843         $0.784         $0.719
  Accumulation Unit Value at end of
   period                                 $0.531         $0.889         $0.949         $0.843         $0.784
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.889         $0.949         $0.843         $0.784         $0.704
  Accumulation Unit Value at end of
   period                                 $0.531         $0.889         $0.949         $0.843         $0.784
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.887         $0.947         $0.841         $0.783         $0.703
  Accumulation Unit Value at end of
   period                                 $0.529         $0.887         $0.947         $0.841         $0.783
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.340        $11.049         $9.828         $9.160         $8.404
  Accumulation Unit Value at end of
   period                                 $6.162        $10.340        $11.049         $9.828         $9.160
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33             34             35             41             56
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.880         $0.940         $0.837         $0.780         $0.716
  Accumulation Unit Value at end of
   period                                 $0.524         $0.880         $0.940         $0.837         $0.780
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.880         $0.940         $0.837         $0.780         $0.702
  Accumulation Unit Value at end of
   period                                 $0.524         $0.880         $0.940         $0.837         $0.780
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.186        $10.906         $9.721         $9.077         $8.344
  Accumulation Unit Value at end of
   period                                 $6.058        $10.186        $10.906         $9.721         $9.077
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               31

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.643        $14.482        $14.711        $13.118        $10.186
  Accumulation Unit Value at end of
   period                                $22.140        $16.643        $14.482        $14.711        $13.118
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.808         $8.539         $8.679         $7.742         $6.015
  Accumulation Unit Value at end of
   period                                $13.042         $9.808         $8.539         $8.679         $7.742
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              6              5              6              7
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.877        $10.356        $10.540         $9.417         $7.328
  Accumulation Unit Value at end of
   period                                $15.768        $11.877        $10.356        $10.540         $9.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.184         $1.195         $1.206         $1.217         $1.225
  Accumulation Unit Value at end of
   period                                 $1.173         $1.184         $1.195         $1.206         $1.217
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 45            119            130             66            221
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.608        $11.735        $11.863        $11.990        $12.081
  Accumulation Unit Value at end of
   period                                $11.482        $11.608        $11.735        $11.863        $11.990
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.156         $1.169         $1.183         $1.196         $1.206
  Accumulation Unit Value at end of
   period                                 $1.143         $1.156         $1.169         $1.183         $1.196
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.334        $11.481        $11.630        $11.778        $11.891
  Accumulation Unit Value at end of
   period                                $11.189        $11.334        $11.481        $11.630        $11.778
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.334        $11.481        $11.630        $11.778        $11.891
  Accumulation Unit Value at end of
   period                                $11.189        $11.334        $11.481        $11.630        $11.778
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.158        $11.320        $11.484        $11.648        $11.777
  Accumulation Unit Value at end of
   period                                $10.999        $11.158        $11.320        $11.484        $11.648
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.158        $11.320        $11.484        $11.648        $11.777
  Accumulation Unit Value at end of
   period                                $10.999        $11.158        $11.320        $11.484        $11.648
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.203         $1.155         $1.115         $1.095         $1.095
  Accumulation Unit Value at end of
   period                                 $1.225         $1.203         $1.155         $1.115         $1.095
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                191             93            184            119            115
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.879        $11.430        $11.045        $10.864        $10.885
  Accumulation Unit Value at end of
   period                                $12.081        $11.879        $11.430        $11.045        $10.864
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.186         $1.142         $1.104         $1.086         $1.089
  Accumulation Unit Value at end of
   period                                 $1.206         $1.186         $1.142         $1.104         $1.086
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.715        $11.295        $10.937        $10.779        $10.822
  Accumulation Unit Value at end of
   period                                $11.891        $11.715        $11.295        $10.937        $10.779
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.715        $11.295        $10.937        $10.779        $10.822
  Accumulation Unit Value at end of
   period                                $11.891        $11.715        $11.295        $10.937        $10.779
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.620        $11.221        $10.881        $10.740        $10.792
  Accumulation Unit Value at end of
   period                                $11.777        $11.620        $11.221        $10.881        $10.740
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.620        $11.221        $10.881        $10.740        $10.799
  Accumulation Unit Value at end of
   period                                $11.777        $11.620        $11.221        $10.881        $10.740
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

32                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.100        $11.267        $11.436        $11.604        $11.739
  Accumulation Unit Value at end of
   period                                $10.936        $11.100        $11.267        $11.436        $11.604
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.719         $1.746         $1.774         $1.802         $1.825
  Accumulation Unit Value at end of
   period                                 $1.692         $1.719         $1.746         $1.774         $1.802
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              5              5              5              6
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.928        $11.109        $11.292        $11.476        $11.627
  Accumulation Unit Value at end of
   period                                $10.750        $10.928        $11.109        $11.292        $11.476
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.928        $11.109        $11.292        $11.476        $11.627
  Accumulation Unit Value at end of
   period                                $10.750        $10.928        $11.109        $11.292        $11.476
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.103        $10.275        $10.450        $10.625        $10.770
  Accumulation Unit Value at end of
   period                                 $9.933        $10.103        $10.275        $10.450        $10.625
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.676         $1.706         $1.737         $1.768         $1.794
  Accumulation Unit Value at end of
   period                                 $1.646         $1.676         $1.706         $1.737         $1.768
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.325         $9.498         $9.674         $9.851        $10.001
  Accumulation Unit Value at end of
   period                                 $9.155         $9.325         $9.498         $9.674         $9.851
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.658         $1.689         $1.721         $1.754         $1.781
  Accumulation Unit Value at end of
   period                                 $1.627         $1.658         $1.689         $1.721         $1.754
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              4
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.789         $9.991        $10.197        $10.404        $10.583
  Accumulation Unit Value at end of
   period                                 $9.592         $9.789         $9.991        $10.197        $10.404
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.589        $11.196        $10.862        $10.727        $10.791
  Accumulation Unit Value at end of
   period                                $11.739        $11.589        $11.196        $10.862        $10.727
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.803         $1.744         $1.694         $1.674         $1.685
  Accumulation Unit Value at end of
   period                                 $1.825         $1.803         $1.744         $1.694         $1.674
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 98             18             18             11             18
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.495        $11.122        $10.807        $10.689        $10.760
  Accumulation Unit Value at end of
   period                                $11.627        $11.495        $11.122        $10.807        $10.689
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.495        $11.122        $10.807        $10.689        $10.768
  Accumulation Unit Value at end of
   period                                $11.627        $11.495        $11.122        $10.807        $10.689
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.776         $1.721         $1.675         $1.659         $1.673
  Accumulation Unit Value at end of
   period                                 $1.794         $1.776         $1.721         $1.675         $1.659
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               33

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.434         $8.134         $8.633         $7.271         $5.540
  Accumulation Unit Value at end of
   period                                $12.779         $9.434         $8.134         $8.633         $7.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             22             29             32             18
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.249         $7.987         $8.489         $7.160         $5.464
  Accumulation Unit Value at end of
   period                                $12.509         $9.249         $7.987         $8.489         $7.160
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --              1              1
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.212         $7.959         $8.464         $7.142         $5.453
  Accumulation Unit Value at end of
   period                                $12.453         $9.212         $7.959         $8.464         $7.142
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              2              2              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.031         $7.814         $8.322         $7.033         $5.378
  Accumulation Unit Value at end of
   period                                $12.190         $9.031         $7.814         $8.322         $7.033
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.031         $7.814         $8.322         $7.033         $5.378
  Accumulation Unit Value at end of
   period                                $12.190         $9.031         $7.814         $8.322         $7.033
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.891         $7.704         $8.218         $6.956         $5.327
  Accumulation Unit Value at end of
   period                                $11.983         $8.891         $7.704         $8.218         $6.956
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.891         $7.704         $8.218         $6.956         $5.327
  Accumulation Unit Value at end of
   period                                $11.983         $8.891         $7.704         $8.218         $6.956
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $8.845         $7.668         $8.183         $6.930         $5.310
  Accumulation Unit Value at end of
   period                                $11.915         $8.845         $7.668         $8.183         $6.930
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $24.657        $21.399        $22.859        $19.377        $14.862
  Accumulation Unit Value at end of
   period                                $33.183        $24.657        $21.399        $22.859        $19.377
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              4              9              3
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $8.708         $7.561         $8.081         $6.853         $5.259
  Accumulation Unit Value at end of
   period                                $11.712         $8.708         $7.561         $8.081         $6.853
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.708         $7.561         $8.081         $6.853         $5.259
  Accumulation Unit Value at end of
   period                                $11.712         $8.708         $7.561         $8.081         $6.853
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.112         $8.677         $8.050         $7.366         $6.725
  Accumulation Unit Value at end of
   period                                 $5.540         $9.112         $8.677         $8.050         $7.366
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             34             45             55             91
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.001         $8.584         $7.975         $7.309         $6.683
  Accumulation Unit Value at end of
   period                                 $5.464         $9.001         $8.584         $7.975         $7.309
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              5              5              5
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.987         $8.575         $7.971         $7.308         $6.686
  Accumulation Unit Value at end of
   period                                 $5.453         $8.987         $8.575         $7.971         $7.308
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              3              3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.877         $8.483         $7.897         $7.251         $6.644
  Accumulation Unit Value at end of
   period                                 $5.378         $8.877         $8.483         $7.897         $7.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.877         $8.483         $7.897         $7.251         $6.644
  Accumulation Unit Value at end of
   period                                 $5.378         $8.877         $8.483         $7.897         $7.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.805         $8.427         $7.856         $7.225         $6.798
  Accumulation Unit Value at end of
   period                                 $5.327         $8.805         $8.427         $7.856         $7.225
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.805         $8.427         $7.856         $7.225         $6.630
  Accumulation Unit Value at end of
   period                                 $5.327         $8.805         $8.427         $7.856         $7.225
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $8.781         $8.408         $7.843         $7.216         $6.625
  Accumulation Unit Value at end of
   period                                 $5.310         $8.781         $8.408         $7.843         $7.216
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $24.603        $23.581        $22.018        $20.279        $19.107
  Accumulation Unit Value at end of
   period                                $14.862        $24.603        $23.581        $22.018        $20.279
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              4              5              7
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $8.710         $8.352         $7.803         $7.190         $6.778
  Accumulation Unit Value at end of
   period                                 $5.259         $8.710         $8.352         $7.803         $7.190
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.710         $8.352         $7.803         $7.190         $6.611
  Accumulation Unit Value at end of
   period                                 $5.259         $8.710         $8.352         $7.803         $7.190
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

34                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.086        $11.368        $12.156        $10.314         $7.919
  Accumulation Unit Value at end of
   period                                $17.593        $13.086        $11.368        $12.156        $10.314
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $24.048        $20.912        $22.384        $19.012        $14.611
  Accumulation Unit Value at end of
   period                                $32.299        $24.048        $20.912        $22.384        $19.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.043        $14.828        $15.879        $13.494        $10.376
  Accumulation Unit Value at end of
   period                                $22.879        $17.043        $14.828        $15.879        $13.494
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $23.782        $20.701        $22.180        $18.858        $14.507
  Accumulation Unit Value at end of
   period                                $31.909        $23.782        $20.701        $22.180        $18.858
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2              1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.680        $11.054        $11.862        $10.100         $7.781
  Accumulation Unit Value at end of
   period                                $16.988        $12.680        $11.054        $11.862        $10.100
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MULTI-CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.910        $17.253        $18.309        $14.867        $10.770
  Accumulation Unit Value at end of
   period                                $28.090        $19.910        $17.253        $18.309        $14.867
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --              1              1              2
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $19.623        $17.030        $18.099        $14.719        $10.679
  Accumulation Unit Value at end of
   period                                $27.644        $19.623        $17.030        $18.099        $14.719
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $19.529        $16.956        $18.030        $14.670        $10.649
  Accumulation Unit Value at end of
   period                                $27.497        $19.529        $16.956        $18.030        $14.670
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.248        $16.737        $17.824        $14.524        $10.559
  Accumulation Unit Value at end of
   period                                $27.060        $19.248        $16.737        $17.824        $14.524
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $19.248        $16.737        $17.824        $14.524        $10.559
  Accumulation Unit Value at end of
   period                                $27.060        $19.248        $16.737        $17.824        $14.524
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $24.237        $23.276        $21.777        $20.098        $18.971
  Accumulation Unit Value at end of
   period                                $14.611        $24.237        $23.276        $21.777        $20.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MULTI-CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.974        $18.782        $16.442        $14.728        $12.846
  Accumulation Unit Value at end of
   period                                $10.770        $18.974        $18.782        $16.442        $14.728
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              3              3              4              4
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.842        $18.679        $16.377        $14.691        $12.833
  Accumulation Unit Value at end of
   period                                $10.679        $18.842        $18.679        $16.377        $14.691
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.798        $18.645        $16.355        $14.679        $12.828
  Accumulation Unit Value at end of
   period                                $10.649        $18.798        $18.645        $16.355        $14.679
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.667        $18.543        $16.290        $14.642        $12.816
  Accumulation Unit Value at end of
   period                                $10.559        $18.667        $18.543        $16.290        $14.642
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.667        $18.543        $16.290        $14.642        $12.816
  Accumulation Unit Value at end of
   period                                $10.559        $18.667        $18.543        $16.290        $14.642
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               35

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.970        $16.521        $17.620        $14.380        $10.469
  Accumulation Unit Value at end of
   period                                $26.630        $18.970        $16.521        $17.620        $14.380
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.970        $16.521        $17.620        $14.380        $10.469
  Accumulation Unit Value at end of
   period                                $26.630        $18.970        $16.521        $17.620        $14.380
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.879        $16.450        $17.553        $14.332        $10.440
  Accumulation Unit Value at end of
   period                                $26.489        $18.879        $16.450        $17.553        $14.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.697        $16.307        $17.419        $14.237        $10.381
  Accumulation Unit Value at end of
   period                                $26.208        $18.697        $16.307        $17.419        $14.237
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              2              2              2
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.607        $16.237        $17.352        $14.189        $10.351
  Accumulation Unit Value at end of
   period                                $26.068        $18.607        $16.237        $17.352        $14.189
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.607        $16.237        $17.352        $14.189        $10.351
  Accumulation Unit Value at end of
   period                                $26.068        $18.607        $16.237        $17.352        $14.189
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.476        $12.638        $13.513        $11.055         $8.069
  Accumulation Unit Value at end of
   period                                $20.270        $14.476        $12.638        $13.513        $11.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.345        $16.033        $17.159        $14.053        $10.267
  Accumulation Unit Value at end of
   period                                $25.663        $18.345        $16.033        $17.159        $14.053
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.062        $16.667        $17.847        $14.623        $10.689
  Accumulation Unit Value at end of
   period                                $26.652        $19.062        $16.667        $17.847        $14.623
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.163        $15.889        $17.022        $13.954        $10.205
  Accumulation Unit Value at end of
   period                                $25.382        $18.163        $15.889        $17.022        $13.954
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              2

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.536        $18.441        $16.225        $14.605        $12.998
  Accumulation Unit Value at end of
   period                                $10.469        $18.536        $18.441        $16.225        $14.605
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.536        $18.441        $16.225        $14.605        $12.803
  Accumulation Unit Value at end of
   period                                $10.469        $18.536        $18.441        $16.225        $14.605
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.493        $18.407        $16.203        $14.593        $12.798
  Accumulation Unit Value at end of
   period                                $10.440        $18.493        $18.407        $16.203        $14.593
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.407        $18.340        $16.160        $14.569        $12.983
  Accumulation Unit Value at end of
   period                                $10.381        $18.407        $18.340        $16.160        $14.569
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              4              3              3              1
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.364        $18.307        $16.138        $14.557        $12.978
  Accumulation Unit Value at end of
   period                                $10.351        $18.364        $18.307        $16.138        $14.557
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.364        $18.307        $16.138        $14.557        $12.786
  Accumulation Unit Value at end of
   period                                $10.351        $18.364        $18.307        $16.138        $14.557
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.242        $18.212        $16.079        $14.525        $12.968
  Accumulation Unit Value at end of
   period                                $10.267        $18.242        $18.212        $16.079        $14.525
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

36                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.027        $12.289        $13.186        $10.825         $7.929
  Accumulation Unit Value at end of
   period                                $19.573        $14.027        $12.289        $13.186        $10.825
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT RESEARCH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.692         $9.979        $10.219         $8.847         $6.688
  Accumulation Unit Value at end of
   period                                $15.473        $11.692         $9.979        $10.219         $8.847
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              4              7             10
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.462         $9.798        $10.049         $8.713         $6.596
  Accumulation Unit Value at end of
   period                                $15.147        $11.462         $9.798        $10.049         $8.713
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              3              5              5
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.416         $9.764        $10.018         $8.691         $6.583
  Accumulation Unit Value at end of
   period                                $15.078        $11.416         $9.764        $10.018         $8.691
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --              1              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.192         $9.586         $9.851         $8.559         $6.493
  Accumulation Unit Value at end of
   period                                $14.760        $11.192         $9.586         $9.851         $8.559
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              4              4              4
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.192         $9.586         $9.851         $8.559         $6.493
  Accumulation Unit Value at end of
   period                                $14.760        $11.192         $9.586         $9.851         $8.559
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              4              4              4
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.019         $9.452         $9.728         $8.464         $6.430
  Accumulation Unit Value at end of
   period                                $14.509        $11.019         $9.452         $9.728         $8.464
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.019         $9.452         $9.728         $8.464         $6.430
  Accumulation Unit Value at end of
   period                                $14.509        $11.019         $9.452         $9.728         $8.464
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.961         $9.407         $9.687         $8.432         $6.410
  Accumulation Unit Value at end of
   period                                $14.427        $10.961         $9.407         $9.687         $8.432
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.300        $12.285        $12.662        $11.034         $8.395
  Accumulation Unit Value at end of
   period                                $18.802        $14.300        $12.285        $12.662        $11.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              3              6

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT RESEARCH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.965        $10.979         $9.929         $9.523         $8.919
  Accumulation Unit Value at end of
   period                                 $6.688        $10.965        $10.979         $9.929         $9.523
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             17             31             45             64
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.831        $10.861         $9.837         $9.449         $8.863
  Accumulation Unit Value at end of
   period                                 $6.596        $10.831        $10.861         $9.837         $9.449
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              9             10             11
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.814        $10.850         $9.832         $9.449         $8.867
  Accumulation Unit Value at end of
   period                                 $6.583        $10.814        $10.850         $9.832         $9.449
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              4              4              5              5
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.682        $10.733         $9.741         $9.375         $8.811
  Accumulation Unit Value at end of
   period                                 $6.493        $10.682        $10.733         $9.741         $9.375
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              4              4              4
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.682        $10.733         $9.741         $9.375         $8.811
  Accumulation Unit Value at end of
   period                                 $6.493        $10.682        $10.733         $9.741         $9.375
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              4              4              4
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.595        $10.662         $9.691         $9.341         $8.873
  Accumulation Unit Value at end of
   period                                 $6.430        $10.595        $10.662         $9.691         $9.341
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.595        $10.662         $9.691         $9.341         $8.793
  Accumulation Unit Value at end of
   period                                 $6.430        $10.595        $10.662         $9.691         $9.341
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.567        $10.638         $9.674         $9.330         $8.786
  Accumulation Unit Value at end of
   period                                 $6.410        $10.567        $10.638         $9.674         $9.330
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.854        $13.962        $12.709        $12.269        $11.670
  Accumulation Unit Value at end of
   period                                 $8.395        $13.854        $13.962        $12.709        $12.269
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              9             12             17             21

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               37

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.791         $9.275         $9.565         $8.339         $6.348
  Accumulation Unit Value at end of
   period                                $14.182        $10.791         $9.275         $9.565         $8.339
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.791         $9.275         $9.565         $8.339         $6.348
  Accumulation Unit Value at end of
   period                                $14.182        $10.791         $9.275         $9.565         $8.339
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.264        $10.546        $10.881         $9.491         $7.229
  Accumulation Unit Value at end of
   period                                $16.109        $12.264        $10.546        $10.881         $9.491
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.946        $12.005        $12.399        $10.826         $8.254
  Accumulation Unit Value at end of
   period                                $18.301        $13.946        $12.005        $12.399        $10.826
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.176        $14.792        $15.285        $13.352        $10.185
  Accumulation Unit Value at end of
   period                                $22.527        $17.176        $14.792        $15.285        $13.352
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.792        $11.884        $12.286        $10.738         $8.195
  Accumulation Unit Value at end of
   period                                $18.080        $13.792        $11.884        $12.286        $10.738
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.883        $10.255        $10.618         $9.294         $7.103
  Accumulation Unit Value at end of
   period                                $15.555        $11.883        $10.255        $10.618         $9.294
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $27.683        $23.726        $25.091        $20.055        $15.357
  Accumulation Unit Value at end of
   period                                $38.390        $27.683        $23.726        $25.091        $20.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              5              6              6              7
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $27.140        $23.295        $24.673        $19.750        $15.146
  Accumulation Unit Value at end of
   period                                $37.580        $27.140        $23.295        $24.673        $19.750
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $27.031        $23.213        $24.598        $19.700        $15.116
  Accumulation Unit Value at end of
   period                                $37.411        $27.031        $23.213        $24.598        $19.700
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              1              1

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.481        $10.568         $9.625         $9.296         $8.846
  Accumulation Unit Value at end of
   period                                 $6.348        $10.481        $10.568         $9.625         $9.296
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.481        $10.568         $9.625         $9.296         $8.768
  Accumulation Unit Value at end of
   period                                 $6.348        $10.481        $10.568         $9.625         $9.296
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.648        $13.782        $12.570        $12.159        $11.587
  Accumulation Unit Value at end of
   period                                 $8.254        $13.648        $13.782        $12.570        $12.159
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $25.513        $29.430        $25.269        $23.775        $18.968
  Accumulation Unit Value at end of
   period                                $15.357        $25.513        $29.430        $25.269        $23.775
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             10             15             16             19
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $25.200        $29.113        $25.035        $23.590        $18.848
  Accumulation Unit Value at end of
   period                                $15.146        $25.200        $29.113        $25.035        $23.590
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              1              1
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $25.162        $29.083        $25.022        $23.590        $18.857
  Accumulation Unit Value at end of
   period                                $15.116        $25.162        $29.083        $25.022        $23.590
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2              2

38                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $26.500        $22.791        $24.188        $19.401        $14.908
  Accumulation Unit Value at end of
   period                                $36.622        $26.500        $22.791        $24.188        $19.401
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $26.500        $22.791        $24.188        $19.401        $14.908
  Accumulation Unit Value at end of
   period                                $36.622        $26.500        $22.791        $24.188        $19.401
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $26.089        $22.472        $23.884        $19.186        $14.765
  Accumulation Unit Value at end of
   period                                $36.000        $26.089        $22.472        $23.884        $19.186
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $26.089        $22.472        $23.884        $19.186        $14.765
  Accumulation Unit Value at end of
   period                                $36.000        $26.089        $22.472        $23.884        $19.186
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $25.954        $22.366        $23.784        $19.115        $14.718
  Accumulation Unit Value at end of
   period                                $35.795        $25.954        $22.366        $23.784        $19.115
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $24.070        $20.764        $22.102        $17.781        $13.705
  Accumulation Unit Value at end of
   period                                $33.164        $24.070        $20.764        $22.102        $17.781
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              8              9             21             21
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $25.551        $22.052        $23.485        $18.903        $14.577
  Accumulation Unit Value at end of
   period                                $35.187        $25.551        $22.052        $23.485        $18.903
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $25.551        $22.052        $23.485        $18.903        $14.577
  Accumulation Unit Value at end of
   period                                $35.187        $25.551        $22.052        $23.485        $18.903
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.413        $11.582        $12.341         $9.938         $7.668
  Accumulation Unit Value at end of
   period                                $18.462        $13.413        $11.582        $12.341         $9.938
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.476        $20.291        $21.643        $17.446        $13.474
  Accumulation Unit Value at end of
   period                                $32.280        $23.476        $20.291        $21.643        $17.446
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $24.854        $28.770        $24.790        $23.406        $18.738
  Accumulation Unit Value at end of
   period                                $14.908        $24.854        $28.770        $24.790        $23.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $24.854        $28.770        $24.790        $23.406        $18.738
  Accumulation Unit Value at end of
   period                                $14.908        $24.854        $28.770        $24.790        $23.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $24.653        $28.580        $24.663        $23.321        $19.465
  Accumulation Unit Value at end of
   period                                $14.765        $24.653        $28.580        $24.663        $23.321
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $24.653        $28.580        $24.663        $23.321        $18.699
  Accumulation Unit Value at end of
   period                                $14.765        $24.653        $28.580        $24.663        $23.321
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $24.586        $28.517        $24.621        $23.293        $18.685
  Accumulation Unit Value at end of
   period                                $14.718        $24.586        $28.517        $24.621        $23.293
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.916        $26.607        $22.995        $21.776        $18.201
  Accumulation Unit Value at end of
   period                                $13.705        $22.916        $26.607        $22.995        $21.776
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             27             32             37             36
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $24.387        $28.329        $24.495        $23.209        $19.407
  Accumulation Unit Value at end of
   period                                $14.577        $24.387        $28.329        $24.495        $23.209
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $24.387        $28.329        $24.495        $23.209        $18.646
  Accumulation Unit Value at end of
   period                                $14.577        $24.387        $28.329        $24.495        $23.209
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.575        $26.263        $22.743        $21.581        $18.071
  Accumulation Unit Value at end of
   period                                $13.474        $22.575        $26.263        $22.743        $21.581
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               39

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.633        $16.114        $17.195        $13.868        $10.716
  Accumulation Unit Value at end of
   period                                $25.609        $18.633        $16.114        $17.195        $13.868
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $23.216        $20.087        $21.446        $17.305        $13.378
  Accumulation Unit Value at end of
   period                                $31.891        $23.216        $20.087        $21.446        $17.305
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              2
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.997        $11.262        $12.042         $9.732         $7.534
  Accumulation Unit Value at end of
   period                                $17.827        $12.997        $11.262        $12.042         $9.732
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.896         $9.607        $11.776         $9.819         $6.033
  Accumulation Unit Value at end of
   period                                $15.553        $10.896         $9.607        $11.776         $9.819
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 30             33             34             47             59
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.683         $9.432        $11.579         $9.669         $5.950
  Accumulation Unit Value at end of
   period                                $15.225        $10.683         $9.432        $11.579         $9.669
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2              2
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.640         $9.399        $11.544         $9.645         $5.938
  Accumulation Unit Value at end of
   period                                $15.156        $10.640         $9.399        $11.544         $9.645
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              4              4              4              4
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.431         $9.228        $11.352         $9.498         $5.857
  Accumulation Unit Value at end of
   period                                $14.836        $10.431         $9.228        $11.352         $9.498
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.431         $9.228        $11.352         $9.498         $5.857
  Accumulation Unit Value at end of
   period                                $14.836        $10.431         $9.228        $11.352         $9.498
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.269         $9.099        $11.209         $9.393         $5.801
  Accumulation Unit Value at end of
   period                                $14.584        $10.269         $9.099        $11.209         $9.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.269         $9.099        $11.209         $9.393         $5.801
  Accumulation Unit Value at end of
   period                                $14.584        $10.269         $9.099        $11.209         $9.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.648         $9.208         $8.794         $8.380         $8.032
  Accumulation Unit Value at end of
   period                                 $6.033         $9.648         $9.208         $8.794         $8.380
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 72            111            144            193            286
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.530         $9.109         $8.712         $8.315         $7.981
  Accumulation Unit Value at end of
   period                                 $5.950         $9.530         $9.109         $8.712         $8.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              7              7             14
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.516         $9.099         $8.708         $8.315         $7.985
  Accumulation Unit Value at end of
   period                                 $5.938         $9.516         $9.099         $8.708         $8.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              6             10             14             19
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.399         $9.001         $8.627         $8.250         $7.935
  Accumulation Unit Value at end of
   period                                 $5.857         $9.399         $9.001         $8.627         $8.250
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.399         $9.001         $8.627         $8.250         $7.935
  Accumulation Unit Value at end of
   period                                 $5.857         $9.399         $9.001         $8.627         $8.250
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.323         $8.942         $8.583         $8.220         $8.084
  Accumulation Unit Value at end of
   period                                 $5.801         $9.323         $8.942         $8.583         $8.220
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.323         $8.942         $8.583         $8.220         $7.918
  Accumulation Unit Value at end of
   period                                 $5.801         $9.323         $8.942         $8.583         $8.220
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

40                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.216         $9.056        $11.162         $9.358         $5.782
  Accumulation Unit Value at end of
   period                                $14.501        $10.216         $9.056        $11.162         $9.358
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $62.332        $55.313        $68.245        $57.273        $35.421
  Accumulation Unit Value at end of
   period                                $88.393        $62.332        $55.313        $68.245        $57.273
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4              5              6              7
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.057         $8.929        $11.022         $9.255         $5.727
  Accumulation Unit Value at end of
   period                                $14.255        $10.057         $8.929        $11.022         $9.255
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.057         $8.929        $11.022         $9.255         $5.727
  Accumulation Unit Value at end of
   period                                $14.255        $10.057         $8.929        $11.022         $9.255
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.690        $11.272        $13.922        $11.695         $7.240
  Accumulation Unit Value at end of
   period                                $17.978        $12.690        $11.272        $13.922        $11.695
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $60.793        $54.055        $66.826        $56.195        $34.824
  Accumulation Unit Value at end of
   period                                $86.038        $60.793        $54.055        $66.826        $56.195
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.319        $16.297        $20.157        $16.959        $10.515
  Accumulation Unit Value at end of
   period                                $25.914        $18.319        $16.297        $20.157        $16.959
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $60.120        $53.511        $66.219        $55.740        $34.577
  Accumulation Unit Value at end of
   period                                $85.001        $60.120        $53.511        $66.219        $55.740
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              2
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.296        $10.961        $13.585        $11.452         $7.115
  Accumulation Unit Value at end of
   period                                $17.359        $12.296        $10.961        $13.585        $11.452
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.298         $8.922         $8.568         $8.210         $7.912
  Accumulation Unit Value at end of
   period                                 $5.782         $9.298         $8.922         $8.568         $8.210
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $57.017        $54.767        $52.648        $50.499        $49.731
  Accumulation Unit Value at end of
   period                                $35.421        $57.017        $54.767        $52.648        $50.499
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              9             12             14             20
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.223         $8.863         $8.524         $8.180         $8.060
  Accumulation Unit Value at end of
   period                                 $5.727         $9.223         $8.863         $8.524         $8.180
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.223         $8.863         $8.524         $8.180         $7.895
  Accumulation Unit Value at end of
   period                                 $5.727         $9.223         $8.863         $8.524         $8.180
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $56.168        $54.060        $52.072        $50.046        $49.376
  Accumulation Unit Value at end of
   period                                $34.824        $56.168        $54.060        $52.072        $50.046
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               41

-------------------------------------------------------------------------------


IB SHARES



                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.607        $18.442        $17.434        $16.736        $13.964
  Accumulation Unit Value at end of
   period                                $18.343        $18.607        $18.442        $17.434        $16.736
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              2              4              5
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.318        $18.184        $17.215        $16.551        $13.830
  Accumulation Unit Value at end of
   period                                $18.031        $18.318        $18.184        $17.215        $16.551
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.223        $18.098        $17.143        $16.490        $13.786
  Accumulation Unit Value at end of
   period                                $17.928        $18.223        $18.098        $17.143        $16.490
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.941        $17.844        $16.928        $16.308        $13.654
  Accumulation Unit Value at end of
   period                                $17.624        $17.941        $17.844        $16.928        $16.308
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.941        $17.844        $16.928        $16.308        $13.654
  Accumulation Unit Value at end of
   period                                $17.624        $17.941        $17.844        $16.928        $16.308
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.662        $17.594        $16.715        $16.127        $13.523
  Accumulation Unit Value at end of
   period                                $17.325        $17.662        $17.594        $16.715        $16.127
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --              1              2
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.662        $17.594        $16.715        $16.127        $13.523
  Accumulation Unit Value at end of
   period                                $17.325        $17.662        $17.594        $16.715        $16.127
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --              1              2
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $17.571        $17.511        $16.645        $16.067        $13.480
  Accumulation Unit Value at end of
   period                                $17.226        $17.571        $17.511        $16.645        $16.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.388        $17.347        $16.505        $15.949        $13.394
  Accumulation Unit Value at end of
   period                                $17.031        $17.388        $17.347        $16.505        $15.949
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $17.028        $16.997        $16.180        $15.642        $13.142
  Accumulation Unit Value at end of
   period                                $16.670        $17.028        $16.997        $16.180        $15.642
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             27             31             43             46

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.055        $13.094        $12.807        $12.756        $12.545
  Accumulation Unit Value at end of
   period                                $13.964        $14.055        $13.094        $12.807        $12.756
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3             --             --             --              1
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.942        $13.008        $12.741        $12.710        $12.518
  Accumulation Unit Value at end of
   period                                $13.830        $13.942        $13.008        $12.741        $12.710
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.904        $12.979        $12.720        $12.695        $12.509
  Accumulation Unit Value at end of
   period                                $13.786        $13.904        $12.979        $12.720        $12.695
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.791        $12.893        $12.655        $12.649        $12.482
  Accumulation Unit Value at end of
   period                                $13.654        $13.791        $12.893        $12.655        $12.649
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              1              1              1              1
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.791        $12.893        $12.655        $12.649        $12.482
  Accumulation Unit Value at end of
   period                                $13.654        $13.791        $12.893        $12.655        $12.649
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              1              1              1              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.680        $12.808        $12.590        $12.603        $12.524
  Accumulation Unit Value at end of
   period                                $13.523        $13.680        $12.808        $12.590        $12.603
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              1
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.680        $12.808        $12.590        $12.603        $12.456
  Accumulation Unit Value at end of
   period                                $13.523        $13.680        $12.808        $12.590        $12.603
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              1
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.643        $12.780        $12.568        $12.588        $12.447
  Accumulation Unit Value at end of
   period                                $13.480        $13.643        $12.780        $12.568        $12.588
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              2              2
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.569        $12.723        $12.525        $12.557        $12.496
  Accumulation Unit Value at end of
   period                                $13.394        $13.569        $12.723        $12.525        $12.557
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.321        $12.498        $12.309        $12.347        $12.292
  Accumulation Unit Value at end of
   period                                $13.142        $13.321        $12.498        $12.309        $12.347
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 38             45             59             63             86

42                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.028        $16.997        $16.180        $15.642        $13.142
  Accumulation Unit Value at end of
   period                                $16.670        $17.028        $16.997        $16.180        $15.642
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             27             31             43             46
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.946        $16.923        $16.118        $15.590        $13.105
  Accumulation Unit Value at end of
   period                                $16.581        $16.946        $16.923        $16.118        $15.590
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             21             23             32             36
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.704        $16.698        $15.919        $15.413        $12.970
  Accumulation Unit Value at end of
   period                                $16.328        $16.704        $16.698        $15.919        $15.413
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             20             21             22             22
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.627        $16.629        $15.862        $15.365        $12.936
  Accumulation Unit Value at end of
   period                                $16.245        $16.627        $16.629        $15.862        $15.365
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             14             22             33             67
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.853        $16.864        $16.094        $15.598        $13.138
  Accumulation Unit Value at end of
   period                                $16.457        $16.853        $16.864        $16.094        $15.598
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 58             60             70             37             23
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.417        $15.450        $14.766        $14.333        $12.091
  Accumulation Unit Value at end of
   period                                $15.032        $15.417        $15.450        $14.766        $14.333
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $21.159        $18.677        $20.082        $15.651        $10.850
  Accumulation Unit Value at end of
   period                                $28.105        $21.159        $18.677        $20.082        $15.651
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $20.854        $18.436        $19.852        $15.495        $10.758
  Accumulation Unit Value at end of
   period                                $27.659        $20.854        $18.436        $19.852        $15.495
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $20.753        $18.356        $19.776        $15.443        $10.728
  Accumulation Unit Value at end of
   period                                $27.512        $20.753        $18.356        $19.776        $15.443
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.455        $18.119        $19.550        $15.290        $10.637
  Accumulation Unit Value at end of
   period                                $27.075        $20.455        $18.119        $19.550        $15.290
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              3              3

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.321        $12.498        $12.309        $12.347        $12.227
  Accumulation Unit Value at end of
   period                                $13.142        $13.321        $12.498        $12.309        $12.347
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 38             45             59             63             86
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.166        $12.370        $12.202        $12.258        $12.220
  Accumulation Unit Value at end of
   period                                $12.970        $13.166        $12.370        $12.202        $12.258
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22              1             11             10             16
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.900        $18.863        $16.528        $15.148        $12.946
  Accumulation Unit Value at end of
   period                                $10.850        $16.900        $18.863        $16.528        $15.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              6              6              7              9
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.782        $18.760        $16.462        $15.110        $12.933
  Accumulation Unit Value at end of
   period                                $10.758        $16.782        $18.760        $16.462        $15.110
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.743        $18.725        $16.440        $15.097        $12.929
  Accumulation Unit Value at end of
   period                                $10.728        $16.743        $18.725        $16.440        $15.097
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.627        $18.623        $16.375        $15.059        $12.916
  Accumulation Unit Value at end of
   period                                $10.637        $16.627        $18.623        $16.375        $15.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              5              7              7              8

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               43

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $20.455        $18.119        $19.550        $15.290        $10.637
  Accumulation Unit Value at end of
   period                                $27.075        $20.455        $18.119        $19.550        $15.290
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              3              3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.160        $17.885        $19.326        $15.137        $10.547
  Accumulation Unit Value at end of
   period                                $26.646        $20.160        $17.885        $19.326        $15.137
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              2              2              3
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.160        $17.885        $19.326        $15.137        $10.547
  Accumulation Unit Value at end of
   period                                $26.646        $20.160        $17.885        $19.326        $15.137
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              2              2              3
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $20.063        $17.807        $19.253        $15.087        $10.517
  Accumulation Unit Value at end of
   period                                $26.504        $20.063        $17.807        $19.253        $15.087
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.870        $17.654        $19.105        $14.987        $10.458
  Accumulation Unit Value at end of
   period                                $26.223        $19.870        $17.654        $19.105        $14.987
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              2             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $19.774        $17.577        $19.032        $14.937        $10.428
  Accumulation Unit Value at end of
   period                                $26.083        $19.774        $17.577        $19.032        $14.937
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              5             22              6              6
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.774        $17.577        $19.032        $14.937        $10.428
  Accumulation Unit Value at end of
   period                                $26.083        $19.774        $17.577        $19.032        $14.937
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              5             22              6              6
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.679        $17.501        $18.960        $14.887        $10.399
  Accumulation Unit Value at end of
   period                                $25.944        $19.679        $17.501        $18.960        $14.887
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             10             11             22             30
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.489        $17.350        $18.815        $14.788        $10.340
  Accumulation Unit Value at end of
   period                                $25.669        $19.489        $17.350        $18.815        $14.788
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.627        $18.623        $16.375        $15.059        $12.916
  Accumulation Unit Value at end of
   period                                $10.637        $16.627        $18.623        $16.375        $15.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              5              7              7              8
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.511        $18.520        $16.310        $15.022        $13.313
  Accumulation Unit Value at end of
   period                                $10.547        $16.511        $18.520        $16.310        $15.022
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              3              2
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.511        $18.520        $16.310        $15.022        $12.903
  Accumulation Unit Value at end of
   period                                $10.547        $16.511        $18.520        $16.310        $15.022
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              3              2
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.472        $18.486        $16.288        $15.009        $12.899
  Accumulation Unit Value at end of
   period                                $10.517        $16.472        $18.486        $16.288        $15.009
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              9             20             19
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.395        $18.419        $16.244        $14.984        $13.298
  Accumulation Unit Value at end of
   period                                $10.458        $16.395        $18.419        $16.244        $14.984
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.357        $18.385        $16.223        $14.972        $13.293
  Accumulation Unit Value at end of
   period                                $10.428        $16.357        $18.385        $16.223        $14.972
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9             12              7              7
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.357        $18.385        $16.223        $14.972        $12.886
  Accumulation Unit Value at end of
   period                                $10.428        $16.357        $18.385        $16.223        $14.972
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9             12              7              7
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.243        $18.284        $16.158        $14.934        $13.278
  Accumulation Unit Value at end of
   period                                $10.340        $16.243        $18.284        $16.158        $14.934
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

44                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.395        $17.275        $18.743        $14.739        $10.310
  Accumulation Unit Value at end of
   period                                $25.532        $19.395        $17.275        $18.743        $14.739
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              2              3
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $19.302        $17.201        $18.671        $14.690        $10.281
  Accumulation Unit Value at end of
   period                                $25.397        $19.302        $17.201        $18.671        $14.690
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              5              1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.024        $16.978        $18.457        $14.544        $10.194
  Accumulation Unit Value at end of
   period                                $24.993        $19.024        $16.978        $18.457        $14.544
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              3             12             14
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $23.394        $21.177        $22.079        $19.783        $12.855
  Accumulation Unit Value at end of
   period                                $24.984        $23.394        $21.177        $22.079        $19.783
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             13             15             16             19
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $23.032        $20.880        $21.802        $19.564        $12.732
  Accumulation Unit Value at end of
   period                                $24.559        $23.032        $20.880        $21.802        $19.564
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              3              3              3
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $22.912        $20.782        $21.710        $19.491        $12.691
  Accumulation Unit Value at end of
   period                                $24.420        $22.912        $20.782        $21.710        $19.491
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.557        $20.490        $21.438        $19.276        $12.570
  Accumulation Unit Value at end of
   period                                $24.005        $22.557        $20.490        $21.438        $19.276
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              7              7              8
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $22.557        $20.490        $21.438        $19.276        $12.570
  Accumulation Unit Value at end of
   period                                $24.005        $22.557        $20.490        $21.438        $19.276
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              7              7              8
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.207        $20.203        $21.169        $19.062        $12.449
  Accumulation Unit Value at end of
   period                                $23.598        $22.207        $20.203        $21.169        $19.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              1
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.207        $20.203        $21.169        $19.062        $12.449
  Accumulation Unit Value at end of
   period                                $23.598        $22.207        $20.203        $21.169        $19.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              1

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.758        $18.186        $17.273        $16.922        $15.644
  Accumulation Unit Value at end of
   period                                $12.855        $18.758        $18.186        $17.273        $16.922
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             17             22             24             21
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.607        $18.066        $17.184        $16.860        $15.611
  Accumulation Unit Value at end of
   period                                $12.732        $18.607        $18.066        $17.184        $16.860
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              3              3
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.556        $18.026        $17.155        $16.840        $15.599
  Accumulation Unit Value at end of
   period                                $12.691        $18.556        $18.026        $17.155        $16.840
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.406        $17.907        $17.067        $16.779        $15.566
  Accumulation Unit Value at end of
   period                                $12.570        $18.406        $17.907        $17.067        $16.779
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             19             20             27             35
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.406        $17.907        $17.067        $16.779        $15.566
  Accumulation Unit Value at end of
   period                                $12.570        $18.406        $17.907        $17.067        $16.779
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             19             20             27             35
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.257        $17.789        $16.980        $16.718        $15.767
  Accumulation Unit Value at end of
   period                                $12.449        $18.257        $17.789        $16.980        $16.718
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              8             11             11             10
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.257        $17.789        $16.980        $16.718        $15.533
  Accumulation Unit Value at end of
   period                                $12.449        $18.257        $17.789        $16.980        $16.718
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              8             11             11             10

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               45

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $22.092        $20.108        $21.080        $18.992        $12.409
  Accumulation Unit Value at end of
   period                                $23.463        $22.092        $20.108        $21.080        $18.992
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.863        $19.920        $20.903        $18.852        $12.330
  Accumulation Unit Value at end of
   period                                $23.197        $21.863        $19.920        $20.903        $18.852
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              2              2              3
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $17.199        $15.679        $16.461        $14.853         $9.719
  Accumulation Unit Value at end of
   period                                $18.240        $17.199        $15.679        $16.461        $14.853
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             16             24             29             74
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.199        $15.679        $16.461        $14.853         $9.719
  Accumulation Unit Value at end of
   period                                $18.240        $17.199        $15.679        $16.461        $14.853
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             16             24             29             74
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.117        $15.611        $16.398        $14.803         $9.692
  Accumulation Unit Value at end of
   period                                $18.143        $17.117        $15.611        $16.398        $14.803
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             37             52             74             93
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.872        $15.403        $16.196        $14.636         $9.592
  Accumulation Unit Value at end of
   period                                $17.866        $16.872        $15.403        $16.196        $14.636
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10              9              9             10             10
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.794        $15.340        $16.138        $14.590         $9.567
  Accumulation Unit Value at end of
   period                                $17.775        $16.794        $15.340        $16.138        $14.590
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7             12             18             33             37
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $21.190        $19.365        $20.382        $18.437        $12.095
  Accumulation Unit Value at end of
   period                                $22.416        $21.190        $19.365        $20.382        $18.437
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             10             11             19             26
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.775        $15.353        $16.184        $14.661         $9.632
  Accumulation Unit Value at end of
   period                                $17.719        $16.775        $15.353        $16.184        $14.661
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              5
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.270        $16.306        $16.152        $14.480        $11.470
  Accumulation Unit Value at end of
   period                                $25.276        $19.270        $16.306        $16.152        $14.480
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23             25             39             44             52

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.208        $17.750        $16.951        $16.698        $15.522
  Accumulation Unit Value at end of
   period                                $12.409        $18.208        $17.750        $16.951        $16.698
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.109        $17.671        $16.893        $16.658        $15.731
  Accumulation Unit Value at end of
   period                                $12.330        $18.109        $17.671        $16.893        $16.658
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              9              7              5              4
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.282        $13.944        $13.336        $13.157        $12.431
  Accumulation Unit Value at end of
   period                                 $9.719        $14.282        $13.944        $13.336        $13.157
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 38             64             71             74             90
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.282        $13.944        $13.336        $13.157        $12.249
  Accumulation Unit Value at end of
   period                                 $9.719        $14.282        $13.944        $13.336        $13.157
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 38             64             71             74             90
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.116        $13.802        $13.221        $13.062        $12.358
  Accumulation Unit Value at end of
   period                                 $9.592        $14.116        $13.802        $13.221        $13.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             17             15             19             21
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.816        $16.452        $13.976        $13.373        $12.074
  Accumulation Unit Value at end of
   period                                $11.470        $16.816        $16.452        $13.976        $13.373
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 58             69             83             97             94

46                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.993        $16.096        $15.967        $14.336        $11.373
  Accumulation Unit Value at end of
   period                                $24.874        $18.993        $16.096        $15.967        $14.336
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              2
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.901        $16.026        $15.906        $14.289        $11.341
  Accumulation Unit Value at end of
   period                                $24.742        $18.901        $16.026        $15.906        $14.289
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.629        $15.819        $15.724        $14.146        $11.245
  Accumulation Unit Value at end of
   period                                $24.349        $18.629        $15.819        $15.724        $14.146
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             24             33             49             56
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.629        $15.819        $15.724        $14.146        $11.245
  Accumulation Unit Value at end of
   period                                $24.349        $18.629        $15.819        $15.724        $14.146
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             24             33             49             56
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.361        $15.615        $15.544        $14.005        $11.149
  Accumulation Unit Value at end of
   period                                $23.963        $18.361        $15.615        $15.544        $14.005
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7             13             17             24             33
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.361        $15.615        $15.544        $14.005        $11.149
  Accumulation Unit Value at end of
   period                                $23.963        $18.361        $15.615        $15.544        $14.005
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7             13             17             24             33
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.272        $15.547        $15.485        $13.959        $11.118
  Accumulation Unit Value at end of
   period                                $23.835        $18.272        $15.547        $15.485        $13.959
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.097        $15.413        $15.366        $13.866        $11.055
  Accumulation Unit Value at end of
   period                                $23.582        $18.097        $15.413        $15.366        $13.866
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              3              5              5
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.009        $15.346        $15.308        $13.820        $11.024
  Accumulation Unit Value at end of
   period                                $23.457        $18.009        $15.346        $15.308        $13.820
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             33             37             53             70
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.009        $15.346        $15.308        $13.820        $11.024
  Accumulation Unit Value at end of
   period                                $23.457        $18.009        $15.346        $15.308        $13.820
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             33             37             53             70

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.699        $16.362        $13.920        $13.340        $12.062
  Accumulation Unit Value at end of
   period                                $11.373        $16.699        $16.362        $13.920        $13.340
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1             --             --              1
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.660        $16.332        $13.902        $13.329        $12.058
  Accumulation Unit Value at end of
   period                                $11.341        $16.660        $16.332        $13.902        $13.329
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.544        $16.243        $13.846        $13.295        $12.046
  Accumulation Unit Value at end of
   period                                $11.245        $16.544        $16.243        $13.846        $13.295
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 62             76             75             85            101
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.544        $16.243        $13.846        $13.295        $12.046
  Accumulation Unit Value at end of
   period                                $11.245        $16.544        $16.243        $13.846        $13.295
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 62             76             75             85            101
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.429        $16.154        $13.791        $13.262        $12.109
  Accumulation Unit Value at end of
   period                                $11.149        $16.429        $16.154        $13.791        $13.262
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             28             29             26             16
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.429        $16.154        $13.791        $13.262        $12.034
  Accumulation Unit Value at end of
   period                                $11.149        $16.429        $16.154        $13.791        $13.262
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             28             29             26             16
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.390        $16.124        $13.772        $13.251        $12.030
  Accumulation Unit Value at end of
   period                                $11.118        $16.390        $16.124        $13.772        $13.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              3             44             83             70
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.314        $16.065        $13.736        $13.229        $12.095
  Accumulation Unit Value at end of
   period                                $11.055        $16.314        $16.065        $13.736        $13.229
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              4              5              5              9
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.276        $16.036        $13.717        $13.218        $12.091
  Accumulation Unit Value at end of
   period                                $11.024        $16.276        $16.036        $13.717        $13.218
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 30             46             43             51             50
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.276        $16.036        $13.717        $13.218        $12.018
  Accumulation Unit Value at end of
   period                                $11.024        $16.276        $16.036        $13.717        $13.218
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 30             46             43             51             50

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               47

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.922        $15.280        $15.249        $13.774        $10.993
  Accumulation Unit Value at end of
   period                                $23.332        $17.922        $15.280        $15.249        $13.774
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 46             70             99            135            172
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.750        $15.148        $15.132        $13.682        $10.930
  Accumulation Unit Value at end of
   period                                $23.085        $17.750        $15.148        $15.132        $13.682
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              2              2              2
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.664        $15.082        $15.075        $13.637        $10.900
  Accumulation Unit Value at end of
   period                                $22.962        $17.664        $15.082        $15.075        $13.637
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 65             91            107            145            159
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $17.579        $15.017        $15.017        $13.591        $10.869
  Accumulation Unit Value at end of
   period                                $22.840        $17.579        $15.017        $15.017        $13.591
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7             11             14             19             24
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.326        $14.823        $14.845        $13.456        $10.777
  Accumulation Unit Value at end of
   period                                $22.477        $17.326        $14.823        $14.845        $13.456
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             12             22             47             52
PUTNAM VT GEORGE PUTNAM BALANCED FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.519        $11.231        $11.033        $10.050         $8.076
  Accumulation Unit Value at end of
   period                                $14.645        $12.519        $11.231        $11.033        $10.050
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34             38             40             47             53
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.325        $11.073        $10.894         $9.939         $7.999
  Accumulation Unit Value at end of
   period                                $14.396        $12.325        $11.073        $10.894         $9.939
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4              4              4              4
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.261        $11.021        $10.848         $9.902         $7.973
  Accumulation Unit Value at end of
   period                                $14.314        $12.261        $11.021        $10.848         $9.902
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.071        $10.867        $10.712         $9.792         $7.897
  Accumulation Unit Value at end of
   period                                $14.071        $12.071        $10.867        $10.712         $9.792
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             28             38             52             57
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.071        $10.867        $10.712         $9.792         $7.897
  Accumulation Unit Value at end of
   period                                $14.071        $12.071        $10.867        $10.712         $9.792
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             28             38             52             57

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.162        $15.948        $13.663        $13.185        $12.077
  Accumulation Unit Value at end of
   period                                $10.930        $16.162        $15.948        $13.663        $13.185
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              3              3              2
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GEORGE PUTNAM BALANCED FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.754        $13.755        $12.407        $12.044        $11.236
  Accumulation Unit Value at end of
   period                                 $8.076        $13.754        $13.755        $12.407        $12.044
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 84            126            162            175            174
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.643        $13.664        $12.343        $12.000        $11.212
  Accumulation Unit Value at end of
   period                                 $7.999        $13.643        $13.664        $12.343        $12.000
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              7              7              7              7
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.606        $13.634        $12.322        $11.985        $11.204
  Accumulation Unit Value at end of
   period                                 $7.973        $13.606        $13.634        $12.322        $11.985
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              3              3              6
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.496        $13.543        $12.259        $11.942        $11.181
  Accumulation Unit Value at end of
   period                                 $7.897        $13.496        $13.543        $12.259        $11.942
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 77            100            109            145            176
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.496        $13.543        $12.259        $11.942        $11.181
  Accumulation Unit Value at end of
   period                                 $7.897        $13.496        $13.543        $12.259        $11.942
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 77            100            109            145            176

48                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.884        $10.714        $10.578         $9.684         $7.821
  Accumulation Unit Value at end of
   period                                $13.832        $11.884        $10.714        $10.578         $9.684
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             27             28             35             46
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.884        $10.714        $10.578         $9.684         $7.821
  Accumulation Unit Value at end of
   period                                $13.832        $11.884        $10.714        $10.578         $9.684
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             27             28             35             46
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.822        $10.664        $10.533         $9.648         $7.796
  Accumulation Unit Value at end of
   period                                $13.753        $11.822        $10.664        $10.533         $9.648
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.699        $10.564        $10.445         $9.577         $7.746
  Accumulation Unit Value at end of
   period                                $13.597        $11.699        $10.564        $10.445         $9.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              4              4              4
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.424        $11.223        $11.103        $10.185         $8.242
  Accumulation Unit Value at end of
   period                                $14.432        $12.424        $11.223        $11.103        $10.185
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             43             51             60             70
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.424        $11.223        $11.103        $10.185         $8.242
  Accumulation Unit Value at end of
   period                                $14.432        $12.424        $11.223        $11.103        $10.185
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             43             51             60             70
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.364        $11.175        $11.060        $10.151         $8.219
  Accumulation Unit Value at end of
   period                                $14.355        $12.364        $11.175        $11.060        $10.151
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             28             29             40             66
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.187        $11.026        $10.924        $10.036         $8.134
  Accumulation Unit Value at end of
   period                                $14.135        $12.187        $11.026        $10.924        $10.036
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              5              5              4
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.131        $10.981        $10.885        $10.005         $8.113
  Accumulation Unit Value at end of
   period                                $14.063        $12.131        $10.981        $10.885        $10.005
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             37             41             55             71
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.339        $10.269        $10.184         $9.366         $7.598
  Accumulation Unit Value at end of
   period                                $13.139        $11.339        $10.269        $10.184         $9.366
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             15             17             19             24

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.387        $13.454        $12.197        $11.899        $11.277
  Accumulation Unit Value at end of
   period                                 $7.821        $13.387        $13.454        $12.197        $11.899
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 59             77             83             83             67
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.387        $13.454        $12.197        $11.899        $11.157
  Accumulation Unit Value at end of
   period                                 $7.821        $13.387        $13.454        $12.197        $11.899
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 59             77             83             83             67
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.351        $13.424        $12.176        $11.884        $11.149
  Accumulation Unit Value at end of
   period                                 $7.796        $13.351        $13.424        $12.176        $11.884
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              7
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.278        $13.365        $12.134        $11.856        $11.251
  Accumulation Unit Value at end of
   period                                 $7.746        $13.278        $13.365        $12.134        $11.856
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             15             24             27             25
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.136        $14.235        $12.931        $12.640        $12.001
  Accumulation Unit Value at end of
   period                                 $8.242        $14.136        $14.235        $12.931        $12.640
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 82            120            144            161            153
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.136        $14.235        $12.931        $12.640        $11.876
  Accumulation Unit Value at end of
   period                                 $8.242        $14.136        $14.235        $12.931        $12.640
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 82            120            144            161            153
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.971        $14.090        $12.818        $12.549        $11.931
  Accumulation Unit Value at end of
   period                                 $8.134        $13.971        $14.090        $12.818        $12.549
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5             12             13             13             13
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               49

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.805         $9.801         $9.734         $8.965         $7.284
  Accumulation Unit Value at end of
   period                                $12.502        $10.805         $9.801         $9.734         $8.965
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $42.890        $37.916        $38.439        $33.835        $25.264
  Accumulation Unit Value at end of
   period                                $50.766        $42.890        $37.916        $38.439        $33.835
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              3              4              4
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $42.225        $37.384        $37.957        $33.461        $25.022
  Accumulation Unit Value at end of
   period                                $49.904        $42.225        $37.384        $37.957        $33.461
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $42.006        $37.208        $37.797        $33.337        $24.942
  Accumulation Unit Value at end of
   period                                $49.620        $42.006        $37.208        $37.797        $33.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $41.354        $36.686        $37.323        $32.968        $24.703
  Accumulation Unit Value at end of
   period                                $48.777        $41.354        $36.686        $37.323        $32.968
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1              1              1
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $41.354        $36.686        $37.323        $32.968        $24.703
  Accumulation Unit Value at end of
   period                                $48.777        $41.354        $36.686        $37.323        $32.968
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1              1              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $40.713        $36.172        $36.855        $32.603        $24.466
  Accumulation Unit Value at end of
   period                                $47.949        $40.713        $36.172        $36.855        $32.603
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              1              1
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $40.713        $36.172        $36.855        $32.603        $24.466
  Accumulation Unit Value at end of
   period                                $47.949        $40.713        $36.172        $36.855        $32.603
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              1              1
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $40.502        $36.002        $36.700        $32.483        $24.388
  Accumulation Unit Value at end of
   period                                $47.676        $40.502        $36.002        $36.700        $32.483
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $40.082        $35.664        $36.392        $32.243        $24.232
  Accumulation Unit Value at end of
   period                                $47.135        $40.082        $35.664        $36.392        $32.243
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $38.252        $37.514        $33.558        $31.670        $29.303
  Accumulation Unit Value at end of
   period                                $25.264        $38.252        $37.514        $33.558        $31.670
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              5              6              5              3
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $37.942        $37.266        $33.386        $31.555        $29.241
  Accumulation Unit Value at end of
   period                                $25.022        $37.942        $37.266        $33.386        $31.555
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $37.839        $37.184        $33.329        $31.517        $29.220
  Accumulation Unit Value at end of
   period                                $24.942        $37.839        $37.184        $33.329        $31.517
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $37.533        $36.939        $33.159        $31.403        $29.158
  Accumulation Unit Value at end of
   period                                $24.703        $37.533        $36.939        $33.159        $31.403
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              5              4              4
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $37.533        $36.939        $33.159        $31.403        $29.158
  Accumulation Unit Value at end of
   period                                $24.703        $37.533        $36.939        $33.159        $31.403
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              5              4              4
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $37.229        $36.695        $32.989        $31.289        $29.450
  Accumulation Unit Value at end of
   period                                $24.466        $37.229        $36.695        $32.989        $31.289
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              3              2              1
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $37.229        $36.695        $32.989        $31.289        $29.096
  Accumulation Unit Value at end of
   period                                $24.466        $37.229        $36.695        $32.989        $31.289
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              3              2              1
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $37.129        $36.614        $32.933        $31.251        $29.075
  Accumulation Unit Value at end of
   period                                $24.388        $37.129        $36.614        $32.933        $31.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $36.928        $36.452        $32.820        $31.176        $29.384
  Accumulation Unit Value at end of
   period                                $24.232        $36.928        $36.452        $32.820        $31.176
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              3              3             --

50                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.187        $10.849        $11.076         $9.818         $7.383
  Accumulation Unit Value at end of
   period                                $14.325        $12.187        $10.849        $11.076         $9.818
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             11             14             19             27
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.187        $10.849        $11.076         $9.818         $7.383
  Accumulation Unit Value at end of
   period                                $14.325        $12.187        $10.849        $11.076         $9.818
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             11             14             19             27
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.128        $10.803        $11.034         $9.786         $7.362
  Accumulation Unit Value at end of
   period                                $14.248        $12.128        $10.803        $11.034         $9.786
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              8             11             24             41
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.955        $10.659        $10.898         $9.675         $7.286
  Accumulation Unit Value at end of
   period                                $14.031        $11.955        $10.659        $10.898         $9.675
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.900        $10.615        $10.859         $9.645         $7.267
  Accumulation Unit Value at end of
   period                                $13.959        $11.900        $10.615        $10.859         $9.645
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             25             35             36             45
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $38.848        $34.671        $35.485        $31.533        $23.769
  Accumulation Unit Value at end of
   period                                $45.548        $38.848        $34.671        $35.485        $31.533
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2             22
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.153        $10.863        $11.134         $9.909         $7.481
  Accumulation Unit Value at end of
   period                                $14.228        $12.153        $10.863        $11.134         $9.909
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --              1              5
PUTNAM VT GLOBAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $25.917        $21.771        $23.124        $21.255        $16.509
  Accumulation Unit Value at end of
   period                                $33.882        $25.917        $21.771        $23.124        $21.255
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              2
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $25.515        $21.466        $22.834        $21.019        $16.351
  Accumulation Unit Value at end of
   period                                $33.306        $25.515        $21.466        $22.834        $21.019
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $25.383        $21.365        $22.738        $20.941        $16.298
  Accumulation Unit Value at end of
   period                                $33.117        $25.383        $21.365        $22.738        $20.941
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.256        $11.117        $10.014         $9.517         $8.974
  Accumulation Unit Value at end of
   period                                 $7.383        $11.256        $11.117        $10.014         $9.517
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             32             31             32             30
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.256        $11.117        $10.014         $9.517         $8.868
  Accumulation Unit Value at end of
   period                                 $7.383        $11.256        $11.117        $10.014         $9.517
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             32             31             32             30
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.125        $11.004         $9.927         $9.449         $8.922
  Accumulation Unit Value at end of
   period                                 $7.286        $11.125        $11.004         $9.927         $9.449
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $30.496        $28.239        $23.137        $21.472        $19.068
  Accumulation Unit Value at end of
   period                                $16.509        $30.496        $28.239        $23.137        $21.472
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              2              2              1
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $30.249        $28.053        $23.019        $21.395        $19.028
  Accumulation Unit Value at end of
   period                                $16.351        $30.249        $28.053        $23.019        $21.395
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $30.167        $27.991        $22.980        $21.369        $19.014
  Accumulation Unit Value at end of
   period                                $16.298        $30.167        $27.991        $22.980        $21.369
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               51

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $24.989        $21.065        $22.453        $20.710        $16.142
  Accumulation Unit Value at end of
   period                                $32.554        $24.989        $21.065        $22.453        $20.710
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              2              2              2
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $24.989        $21.065        $22.453        $20.710        $16.142
  Accumulation Unit Value at end of
   period                                $32.554        $24.989        $21.065        $22.453        $20.710
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              2              2              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $24.602        $20.770        $22.171        $20.480        $15.987
  Accumulation Unit Value at end of
   period                                $32.001        $24.602        $20.770        $22.171        $20.480
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $24.602        $20.770        $22.171        $20.480        $15.987
  Accumulation Unit Value at end of
   period                                $32.001        $24.602        $20.770        $22.171        $20.480
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $24.474        $20.672        $22.078        $20.405        $15.936
  Accumulation Unit Value at end of
   period                                $31.819        $24.474        $20.672        $22.078        $20.405
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $24.220        $20.478        $21.893        $20.254        $15.834
  Accumulation Unit Value at end of
   period                                $31.458        $24.220        $20.478        $21.893        $20.254
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $5.603         $4.739         $5.069         $4.692         $3.670
  Accumulation Unit Value at end of
   period                                 $7.273         $5.603         $4.739         $5.069         $4.692
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 37             43            117             52             68
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.603         $4.739         $5.069         $4.692         $3.670
  Accumulation Unit Value at end of
   period                                 $7.273         $5.603         $4.739         $5.069         $4.692
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 37             43            117             52             68
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.576         $4.719         $5.050         $4.677         $3.660
  Accumulation Unit Value at end of
   period                                 $7.235         $5.576         $4.719         $5.050         $4.677
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             10             11             19             27
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.496         $4.656         $4.988         $4.623         $3.622
  Accumulation Unit Value at end of
   period                                 $7.124         $5.496         $4.656         $4.988         $4.623
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $29.923        $27.806        $22.862        $21.291        $18.974
  Accumulation Unit Value at end of
   period                                $16.142        $29.923        $27.806        $22.862        $21.291
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              4              2              3              3
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $29.923        $27.806        $22.862        $21.291        $18.974
  Accumulation Unit Value at end of
   period                                $16.142        $29.923        $27.806        $22.862        $21.291
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              4              2              3              3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $29.681        $27.622        $22.745        $21.214        $19.343
  Accumulation Unit Value at end of
   period                                $15.987        $29.681        $27.622        $22.745        $21.214
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $29.681        $27.622        $22.745        $21.214        $18.934
  Accumulation Unit Value at end of
   period                                $15.987        $29.681        $27.622        $22.745        $21.214
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $29.601        $27.561        $22.706        $21.189        $18.920
  Accumulation Unit Value at end of
   period                                $15.936        $29.601        $27.561        $22.706        $21.189
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $29.441        $27.440        $22.629        $21.137        $19.300
  Accumulation Unit Value at end of
   period                                $15.834        $29.441        $27.440        $22.629        $21.137
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $6.827         $6.367         $5.253         $4.909         $4.484
  Accumulation Unit Value at end of
   period                                 $3.670         $6.827         $6.367         $5.253         $4.909
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 84            163            136            131            157
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.827         $6.367         $5.253         $4.909         $4.390
  Accumulation Unit Value at end of
   period                                 $3.670         $6.827         $6.367         $5.253         $4.909
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 84            163            136            131            157
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.748         $6.302         $5.207         $4.874         $4.458
  Accumulation Unit Value at end of
   period                                 $3.622         $6.748         $6.302         $5.207         $4.874
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              4              9              9

52                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.471         $4.637         $4.970         $4.609         $3.612
  Accumulation Unit Value at end of
   period                                 $7.088         $5.471         $4.637         $4.970         $4.609
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             13             14              5              5
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $23.475        $19.907        $21.347        $19.808        $15.532
  Accumulation Unit Value at end of
   period                                $30.398        $23.475        $19.907        $21.347        $19.808
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1              3              3
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.200         $6.115         $6.567         $6.103         $4.793
  Accumulation Unit Value at end of
   period                                 $9.310         $7.200         $6.115         $6.567         $6.103
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL HEALTH CARE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.099        $12.467        $12.736        $12.548        $10.054
  Accumulation Unit Value at end of
   period                                $21.188        $15.099        $12.467        $12.736        $12.548
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --              1              2
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.865        $12.292        $12.576        $12.409         $9.957
  Accumulation Unit Value at end of
   period                                $20.828        $14.865        $12.292        $12.576        $12.409
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.788        $12.234        $12.523        $12.363         $9.925
  Accumulation Unit Value at end of
   period                                $20.709        $14.788        $12.234        $12.523        $12.363
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.558        $12.063        $12.366        $12.226         $9.830
  Accumulation Unit Value at end of
   period                                $20.358        $14.558        $12.063        $12.366        $12.226
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.558        $12.063        $12.366        $12.226         $9.830
  Accumulation Unit Value at end of
   period                                $20.358        $14.558        $12.063        $12.366        $12.226
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.333        $11.893        $12.211        $12.091         $9.736
  Accumulation Unit Value at end of
   period                                $20.012        $14.333        $11.893        $12.211        $12.091
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.333        $11.893        $12.211        $12.091         $9.736
  Accumulation Unit Value at end of
   period                                $20.012        $14.333        $11.893        $12.211        $12.091
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL HEALTH CARE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.239        $12.431        $12.208        $10.888        $10.261
  Accumulation Unit Value at end of
   period                                $10.054        $12.239        $12.431        $12.208        $10.888
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              4              4              3
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.140        $12.349        $12.146        $10.849        $10.239
  Accumulation Unit Value at end of
   period                                 $9.957        $12.140        $12.349        $12.146        $10.849
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.107        $12.321        $12.125        $10.835        $10.232
  Accumulation Unit Value at end of
   period                                 $9.925        $12.107        $12.321        $12.125        $10.835
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.009        $12.240        $12.063        $10.796        $10.210
  Accumulation Unit Value at end of
   period                                 $9.830        $12.009        $12.240        $12.063        $10.796
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              2              3              2
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.009        $12.240        $12.063        $10.796        $10.210
  Accumulation Unit Value at end of
   period                                 $9.830        $12.009        $12.240        $12.063        $10.796
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              2              3              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.912        $12.159        $12.001        $10.757        $10.408
  Accumulation Unit Value at end of
   period                                 $9.736        $11.912        $12.159        $12.001        $10.757
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.912        $12.159        $12.001        $10.757        $10.188
  Accumulation Unit Value at end of
   period                                 $9.736        $11.912        $12.159        $12.001        $10.757
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               53

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.258        $11.838        $12.160        $12.046         $9.705
  Accumulation Unit Value at end of
   period                                $19.898        $14.258        $11.838        $12.160        $12.046
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.110        $11.727        $12.058        $11.957         $9.643
  Accumulation Unit Value at end of
   period                                $19.672        $14.110        $11.727        $12.058        $11.957
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              2              3              2              2
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.182         $9.298         $9.565         $9.490         $7.657
  Accumulation Unit Value at end of
   period                                $15.582        $11.182         $9.298         $9.565         $9.490
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             14             15             19             22
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.182         $9.298         $9.565         $9.490         $7.657
  Accumulation Unit Value at end of
   period                                $15.582        $11.182         $9.298         $9.565         $9.490
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             14             15             19             22
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.128         $9.258         $9.529         $9.459         $7.635
  Accumulation Unit Value at end of
   period                                $15.499        $11.128         $9.258         $9.529         $9.459
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              5             10             15             16
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.969         $9.134         $9.411         $9.351         $7.556
  Accumulation Unit Value at end of
   period                                $15.262        $10.969         $9.134         $9.411         $9.351
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              3              4
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.919         $9.097         $9.377         $9.322         $7.537
  Accumulation Unit Value at end of
   period                                $15.185        $10.919         $9.097         $9.377         $9.322
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              9              9              9             10
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.676        $11.400        $11.757        $11.694         $9.459
  Accumulation Unit Value at end of
   period                                $19.010        $13.676        $11.400        $11.757        $11.694
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              6              7             10
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.744         $8.134         $8.401         $8.369         $6.779
  Accumulation Unit Value at end of
   period                                $13.523         $9.744         $8.134         $8.401         $8.369
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.880        $12.132        $11.981        $10.744        $10.181
  Accumulation Unit Value at end of
   period                                 $9.705        $11.880        $12.132        $11.981        $10.744
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.816        $12.079        $11.940        $10.718        $10.385
  Accumulation Unit Value at end of
   period                                 $9.643        $11.816        $12.079        $11.940        $10.718
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.387         $9.601         $9.496         $8.528         $8.267
  Accumulation Unit Value at end of
   period                                 $7.657         $9.387         $9.601         $9.496         $8.528
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             36             57             74             82
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.387         $9.601         $9.496         $8.528         $8.093
  Accumulation Unit Value at end of
   period                                 $7.657         $9.387         $9.601         $9.496         $8.528
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             36             57             74             82
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.278         $9.503         $9.413         $8.467         $8.218
  Accumulation Unit Value at end of
   period                                 $7.556         $9.278         $9.503         $9.413         $8.467
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              5              8             12
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

54                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $25.587        $24.592        $26.246        $26.019        $24.468
  Accumulation Unit Value at end of
   period                                $28.847        $25.587        $24.592        $26.246        $26.019
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $25.190        $24.247        $25.917        $25.732        $24.233
  Accumulation Unit Value at end of
   period                                $28.357        $25.190        $24.247        $25.917        $25.732
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $25.060        $24.133        $25.808        $25.636        $24.156
  Accumulation Unit Value at end of
   period                                $28.196        $25.060        $24.133        $25.808        $25.636
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $24.671        $23.795        $25.484        $25.353        $23.924
  Accumulation Unit Value at end of
   period                                $27.717        $24.671        $23.795        $25.484        $25.353
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1              1              1
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $24.671        $23.795        $25.484        $25.353        $23.924
  Accumulation Unit Value at end of
   period                                $27.717        $24.671        $23.795        $25.484        $25.353
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1              1              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $24.288        $23.461        $25.164        $25.072        $23.695
  Accumulation Unit Value at end of
   period                                $27.246        $24.288        $23.461        $25.164        $25.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $24.288        $23.461        $25.164        $25.072        $23.695
  Accumulation Unit Value at end of
   period                                $27.246        $24.288        $23.461        $25.164        $25.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $24.162        $23.351        $25.059        $24.979        $23.619
  Accumulation Unit Value at end of
   period                                $27.091        $24.162        $23.351        $25.059        $24.979
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.912        $23.132        $24.849        $24.795        $23.468
  Accumulation Unit Value at end of
   period                                $26.784        $23.912        $23.132        $24.849        $24.795
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.825        $10.477        $11.260        $11.241        $10.645
  Accumulation Unit Value at end of
   period                                $12.119        $10.825        $10.477        $11.260        $11.241
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             12             14             17             25
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.825        $10.477        $11.260        $11.241        $10.645
  Accumulation Unit Value at end of
   period                                $12.119        $10.825        $10.477        $11.260        $11.241
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             12             14             17             25

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $35.537        $29.911        $23.770        $22.102        $18.350
  Accumulation Unit Value at end of
   period                                $24.468        $35.537        $29.911        $23.770        $22.102
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $35.249        $29.713        $23.649        $22.022        $18.311
  Accumulation Unit Value at end of
   period                                $24.233        $35.249        $29.713        $23.649        $22.022
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $35.154        $29.648        $23.608        $21.995        $18.298
  Accumulation Unit Value at end of
   period                                $24.156        $35.154        $29.648        $23.608        $21.995
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $34.870        $29.452        $23.488        $21.916        $18.259
  Accumulation Unit Value at end of
   period                                $23.924        $34.870        $29.452        $23.488        $21.916
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              3              2              3
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $34.870        $29.452        $23.488        $21.916        $18.259
  Accumulation Unit Value at end of
   period                                $23.924        $34.870        $29.452        $23.488        $21.916
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              3              2              3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $34.587        $29.257        $23.368        $21.836        $18.534
  Accumulation Unit Value at end of
   period                                $23.695        $34.587        $29.257        $23.368        $21.836
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $34.587        $29.257        $23.368        $21.836        $18.220
  Accumulation Unit Value at end of
   period                                $23.695        $34.587        $29.257        $23.368        $21.836
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $34.494        $29.193        $23.328        $21.810        $18.207
  Accumulation Unit Value at end of
   period                                $23.619        $34.494        $29.193        $23.328        $21.810
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $34.308        $29.064        $23.248        $21.757        $18.492
  Accumulation Unit Value at end of
   period                                $23.468        $34.308        $29.064        $23.248        $21.757
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4              1              1              1
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.570        $13.197        $10.561         $9.889         $8.409
  Accumulation Unit Value at end of
   period                                $10.645        $15.570        $13.197        $10.561         $9.889
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33             33             42             46             47
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.570        $13.197        $10.561         $9.889         $8.268
  Accumulation Unit Value at end of
   period                                $10.645        $15.570        $13.197        $10.561         $9.889
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33             33             42             46             47

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               55

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.773        $10.432        $11.217        $11.204        $10.615
  Accumulation Unit Value at end of
   period                                $12.054        $10.773        $10.432        $11.217        $11.204
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              4              5              7              8
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.619        $10.293        $11.079        $11.077        $10.505
  Accumulation Unit Value at end of
   period                                $11.870        $10.619        $10.293        $11.079        $11.077
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.570        $10.251        $11.039        $11.043        $10.478
  Accumulation Unit Value at end of
   period                                $11.810        $10.570        $10.251        $11.039        $11.043
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4              4              5              5
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $23.176        $22.487        $24.229        $24.249        $23.021
  Accumulation Unit Value at end of
   period                                $25.882        $23.176        $22.487        $24.229        $24.249
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              2
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.097         $8.840         $9.539         $9.561         $9.090
  Accumulation Unit Value at end of
   period                                $10.144         $9.097         $8.840         $9.539         $9.561
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --              1              2
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $54.607        $46.273        $48.989        $43.239        $33.627
  Accumulation Unit Value at end of
   period                                $73.389        $54.607        $46.273        $48.989        $43.239
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             10             12             14             17
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $53.760        $45.624        $48.374        $42.760        $33.305
  Accumulation Unit Value at end of
   period                                $72.143        $53.760        $45.624        $48.374        $42.760
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $53.481        $45.409        $48.171        $42.602        $33.198
  Accumulation Unit Value at end of
   period                                $71.732        $53.481        $45.409        $48.171        $42.602
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $52.651        $44.772        $47.566        $42.131        $32.880
  Accumulation Unit Value at end of
   period                                $70.514        $52.651        $44.772        $47.566        $42.131
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             10             12             18             20
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $52.651        $44.772        $47.566        $42.131        $32.880
  Accumulation Unit Value at end of
   period                                $70.514        $52.651        $44.772        $47.566        $42.131
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             10             12             18             20

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.388        $13.062        $10.470         $9.818         $8.360
  Accumulation Unit Value at end of
   period                                $10.505        $15.388        $13.062        $10.470         $9.818
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             17             14             14             16
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $55.378        $59.500        $51.822        $49.717        $45.173
  Accumulation Unit Value at end of
   period                                $33.627        $55.378        $59.500        $51.822        $49.717
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             35             42             47             45
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $54.930        $59.107        $51.557        $49.537        $45.077
  Accumulation Unit Value at end of
   period                                $33.305        $54.930        $59.107        $51.557        $49.537
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              2              2              2
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $54.781        $58.976        $51.469        $49.478        $45.045
  Accumulation Unit Value at end of
   period                                $33.198        $54.781        $58.976        $51.469        $49.478
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              1              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $54.338        $58.587        $51.206        $49.298        $44.949
  Accumulation Unit Value at end of
   period                                $32.880        $54.338        $58.587        $51.206        $49.298
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             40             46             54             60
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $54.338        $58.587        $51.206        $49.298        $44.949
  Accumulation Unit Value at end of
   period                                $32.880        $54.338        $58.587        $51.206        $49.298
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             40             46             54             60

56                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $51.835        $44.144        $46.969        $41.664        $32.565
  Accumulation Unit Value at end of
   period                                $69.316        $51.835        $44.144        $46.969        $41.664
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              6              8              9             10
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $51.835        $44.144        $46.969        $41.664        $32.565
  Accumulation Unit Value at end of
   period                                $69.316        $51.835        $44.144        $46.969        $41.664
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              6              8              9             10
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $51.565        $43.936        $46.772        $41.510        $32.460
  Accumulation Unit Value at end of
   period                                $68.921        $51.565        $43.936        $46.772        $41.510
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $51.031        $43.524        $46.379        $41.203        $32.252
  Accumulation Unit Value at end of
   period                                $68.139        $51.031        $43.524        $46.379        $41.203
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.477        $10.647        $11.351        $10.089         $7.901
  Accumulation Unit Value at end of
   period                                $16.651        $12.477        $10.647        $11.351        $10.089
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 76            102            124            154            203
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.477        $10.647        $11.351        $10.089         $7.901
  Accumulation Unit Value at end of
   period                                $16.651        $12.477        $10.647        $11.351        $10.089
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 76            102            124            154            203
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.417        $10.601        $11.307        $10.055         $7.879
  Accumulation Unit Value at end of
   period                                $16.563        $12.417        $10.601        $11.307        $10.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 44             61             71             94            129
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.239        $10.460        $11.168         $9.941         $7.797
  Accumulation Unit Value at end of
   period                                $16.310        $12.239        $10.460        $11.168         $9.941
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             23             22             20             23
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.183        $10.417        $11.128         $9.911         $7.777
  Accumulation Unit Value at end of
   period                                $16.226        $12.183        $10.417        $11.128         $9.911
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 59             82            115            129            162
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $49.460        $42.311        $45.222        $40.296        $31.637
  Accumulation Unit Value at end of
   period                                $65.844        $49.460        $42.311        $45.222        $40.296
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              9             10             13             18

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $53.898        $58.200        $50.944        $49.120        $45.532
  Accumulation Unit Value at end of
   period                                $32.565        $53.898        $58.200        $50.944        $49.120
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             13             15             16             14
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $53.898        $58.200        $50.944        $49.120        $44.853
  Accumulation Unit Value at end of
   period                                $32.565        $53.898        $58.200        $50.944        $49.120
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             13             15             16             14
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $53.752        $58.071        $50.857        $49.061        $44.822
  Accumulation Unit Value at end of
   period                                $32.460        $53.752        $58.071        $50.857        $49.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              1
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $53.461        $57.815        $50.684        $48.942        $45.430
  Accumulation Unit Value at end of
   period                                $32.252        $53.461        $57.815        $50.684        $48.942
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              7              7              7
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.104        $14.178        $12.435        $12.014        $11.157
  Accumulation Unit Value at end of
   period                                 $7.901        $13.104        $14.178        $12.435        $12.014
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                238            323            416            460            528
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.104        $14.178        $12.435        $12.014        $10.992
  Accumulation Unit Value at end of
   period                                 $7.901        $13.104        $14.178        $12.435        $12.014
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                238            323            416            460            528
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.951        $14.034        $12.327        $11.928        $11.092
  Accumulation Unit Value at end of
   period                                 $7.797        $12.951        $14.034        $12.327        $11.928
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 43             64             79             86             97
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               57

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.600         $9.082         $9.721         $8.675         $6.821
  Accumulation Unit Value at end of
   period                                $14.090        $10.600         $9.082         $9.721         $8.675
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --              1              5
PUTNAM VT GROWTH OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.638         $4.841         $5.098         $4.387         $3.144
  Accumulation Unit Value at end of
   period                                 $7.602         $5.638         $4.841         $5.098         $4.387
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              7              7
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.550         $4.773         $5.034         $4.338         $3.114
  Accumulation Unit Value at end of
   period                                 $7.473         $5.550         $4.773         $5.034         $4.338
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.521         $4.751         $5.012         $4.322         $3.104
  Accumulation Unit Value at end of
   period                                 $7.431         $5.521         $4.751         $5.012         $4.322
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.436         $4.684         $4.949         $4.274         $3.074
  Accumulation Unit Value at end of
   period                                 $7.304         $5.436         $4.684         $4.949         $4.274
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              3              3              3              6
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.436         $4.684         $4.949         $4.274         $3.074
  Accumulation Unit Value at end of
   period                                 $7.304         $5.436         $4.684         $4.949         $4.274
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              3              3              3              6
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.351         $4.618         $4.887         $4.227         $3.045
  Accumulation Unit Value at end of
   period                                 $7.180         $5.351         $4.618         $4.887         $4.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.351         $4.618         $4.887         $4.227         $3.045
  Accumulation Unit Value at end of
   period                                 $7.180         $5.351         $4.618         $4.887         $4.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $5.324         $4.597         $4.867         $4.211         $3.035
  Accumulation Unit Value at end of
   period                                 $7.140         $5.324         $4.597         $4.867         $4.211
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.268         $4.553         $4.826         $4.180         $3.015
  Accumulation Unit Value at end of
   period                                 $7.058         $5.268         $4.553         $4.826         $4.180
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GROWTH OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.093         $4.878         $4.537         $4.399         $4.365
  Accumulation Unit Value at end of
   period                                 $3.144         $5.093         $4.878         $4.537         $4.399
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             10             11              9              7
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.052         $4.846         $4.514         $4.384         $4.356
  Accumulation Unit Value at end of
   period                                 $3.114         $5.052         $4.846         $4.514         $4.384
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.038         $4.835         $4.506         $4.378         $4.353
  Accumulation Unit Value at end of
   period                                 $3.104         $5.038         $4.835         $4.506         $4.378
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.998         $4.803         $4.483         $4.362         $4.344
  Accumulation Unit Value at end of
   period                                 $3.074         $4.998         $4.803         $4.483         $4.362
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              6              6              6              7
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $4.998         $4.803         $4.483         $4.362         $4.344
  Accumulation Unit Value at end of
   period                                 $3.074         $4.998         $4.803         $4.483         $4.362
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              6              6              6              7
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.957         $4.772         $4.460         $4.347         $4.395
  Accumulation Unit Value at end of
   period                                 $3.045         $4.957         $4.772         $4.460         $4.347
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.957         $4.772         $4.460         $4.347         $4.335
  Accumulation Unit Value at end of
   period                                 $3.045         $4.957         $4.772         $4.460         $4.347
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $4.944         $4.761         $4.452         $4.341         $4.331
  Accumulation Unit Value at end of
   period                                 $3.035         $4.944         $4.761         $4.452         $4.341
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.917         $4.740         $4.437         $4.331         $4.385
  Accumulation Unit Value at end of
   period                                 $3.015         $4.917         $4.740         $4.437         $4.331
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

58                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $4.733         $4.093         $4.340         $3.761         $2.714
  Accumulation Unit Value at end of
   period                                 $6.338         $4.733         $4.093         $4.340         $3.761
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             22             41             50             69
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.733         $4.093         $4.340         $3.761         $2.714
  Accumulation Unit Value at end of
   period                                 $6.338         $4.733         $4.093         $4.340         $3.761
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             22             41             50             69
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.710         $4.075         $4.323         $3.748         $2.707
  Accumulation Unit Value at end of
   period                                 $6.304         $4.710         $4.075         $4.323         $3.748
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              6              7             13             21
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.643         $4.021         $4.270         $3.706         $2.679
  Accumulation Unit Value at end of
   period                                 $6.208         $4.643         $4.021         $4.270         $3.706
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.621         $4.004         $4.255         $3.694         $2.672
  Accumulation Unit Value at end of
   period                                 $6.176         $4.621         $4.004         $4.255         $3.694
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              4              6
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                              $5.106         $4.427         $4.706         $4.088         $2.958
  Accumulation Unit Value at end of
   period                                 $6.821         $5.106         $4.427         $4.706         $4.088
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             12             13             30             51
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.158         $4.479         $4.768         $4.148         $3.006
  Accumulation Unit Value at end of
   period                                 $6.880         $5.158         $4.479         $4.768         $4.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $49.799        $43.336        $42.996        $38.062        $25.585
  Accumulation Unit Value at end of
   period                                $53.203        $49.799        $43.336        $42.996        $38.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              5              5              6              7
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $49.027        $42.729        $42.457        $37.641        $25.340
  Accumulation Unit Value at end of
   period                                $52.300        $49.027        $42.729        $42.457        $37.641
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $48.772        $42.528        $42.278        $37.501        $25.259
  Accumulation Unit Value at end of
   period                                $52.002        $48.772        $42.528        $42.278        $37.501
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $4.428         $4.271         $4.000         $3.906         $3.957
  Accumulation Unit Value at end of
   period                                 $2.714         $4.428         $4.271         $4.000         $3.906
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 73             93            106            120            136
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.428         $4.271         $4.000         $3.906         $3.903
  Accumulation Unit Value at end of
   period                                 $2.714         $4.428         $4.271         $4.000         $3.906
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 73             93            106            120            136
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.377         $4.228         $3.965         $3.878         $3.934
  Accumulation Unit Value at end of
   period                                 $2.679         $4.377         $4.228         $3.965         $3.878
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              7              8             18             18
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $34.937        $34.312        $31.341        $30.690        $28.028
  Accumulation Unit Value at end of
   period                                $25.585        $34.937        $34.312        $31.341        $30.690
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9             11             14             14
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $34.654        $34.085        $31.181        $30.579        $27.969
  Accumulation Unit Value at end of
   period                                $25.340        $34.654        $34.085        $31.181        $30.579
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $34.561        $34.010        $31.128        $30.542        $27.949
  Accumulation Unit Value at end of
   period                                $25.259        $34.561        $34.010        $31.128        $30.542
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               59

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $48.016        $41.932        $41.748        $37.086        $25.017
  Accumulation Unit Value at end of
   period                                $51.119        $48.016        $41.932        $41.748        $37.086
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              3              5              5
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $48.016        $41.932        $41.748        $37.086        $25.017
  Accumulation Unit Value at end of
   period                                $51.119        $48.016        $41.932        $41.748        $37.086
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              3              5              5
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $47.272        $41.343        $41.224        $36.676        $24.777
  Accumulation Unit Value at end of
   period                                $50.251        $47.272        $41.343        $41.224        $36.676
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              2              2              2
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $47.272        $41.343        $41.224        $36.676        $24.777
  Accumulation Unit Value at end of
   period                                $50.251        $47.272        $41.343        $41.224        $36.676
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              2              2              2
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $47.026        $41.149        $41.051        $36.540        $24.698
  Accumulation Unit Value at end of
   period                                $49.965        $47.026        $41.149        $41.051        $36.540
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $46.539        $40.764        $40.707        $36.270        $24.540
  Accumulation Unit Value at end of
   period                                $49.398        $46.539        $40.764        $40.707        $36.270
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.444        $16.163        $16.149        $14.396         $9.745
  Accumulation Unit Value at end of
   period                                $19.567        $18.444        $16.163        $16.149        $14.396
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             18             21             25             29
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.444        $16.163        $16.149        $14.396         $9.745
  Accumulation Unit Value at end of
   period                                $19.567        $18.444        $16.163        $16.149        $14.396
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             18             21             25             29
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.355        $16.093        $16.087        $14.348         $9.717
  Accumulation Unit Value at end of
   period                                $19.463        $18.355        $16.093        $16.087        $14.348
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             25             32             40             53
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.093        $15.879        $15.889        $14.185         $9.617
  Accumulation Unit Value at end of
   period                                $19.166        $18.093        $15.879        $15.889        $14.185
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              1              1

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $34.281        $33.786        $30.969        $30.432        $27.889
  Accumulation Unit Value at end of
   period                                $25.017        $34.281        $33.786        $30.969        $30.432
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             14             15             18             20
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $34.281        $33.786        $30.969        $30.432        $27.889
  Accumulation Unit Value at end of
   period                                $25.017        $34.281        $33.786        $30.969        $30.432
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             14             15             18             20
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $34.004        $33.562        $30.810        $30.322        $28.287
  Accumulation Unit Value at end of
   period                                $24.777        $34.004        $33.562        $30.810        $30.322
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              3              3              1
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $34.004        $33.562        $30.810        $30.322        $27.830
  Accumulation Unit Value at end of
   period                                $24.777        $34.004        $33.562        $30.810        $30.322
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              3              3              1
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $33.912        $33.488        $30.758        $30.285        $27.811
  Accumulation Unit Value at end of
   period                                $24.698        $33.912        $33.488        $30.758        $30.285
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --              2             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $33.728        $33.341        $30.653        $30.212        $28.224
  Accumulation Unit Value at end of
   period                                $24.540        $33.728        $33.341        $30.653        $30.212
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              1              2              5
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.400        $13.253        $12.190        $12.021        $11.235
  Accumulation Unit Value at end of
   period                                 $9.745        $13.400        $13.253        $12.190        $12.021
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             54             69             78             92
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.400        $13.253        $12.190        $12.021        $11.056
  Accumulation Unit Value at end of
   period                                 $9.745        $13.400        $13.253        $12.190        $12.021
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             54             69             78             92
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.244        $13.118        $12.085        $11.935        $11.170
  Accumulation Unit Value at end of
   period                                 $9.617        $13.244        $13.118        $12.085        $11.935
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             39             48             35             64

60                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.009        $15.814        $15.831        $14.141         $9.592
  Accumulation Unit Value at end of
   period                                $19.068        $18.009        $15.814        $15.831        $14.141
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             22             30             54             57
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $45.107        $39.628        $39.692        $35.472        $24.072
  Accumulation Unit Value at end of
   period                                $47.735        $45.107        $39.628        $39.692        $35.472
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              7              8              8
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.754        $16.501        $16.552        $14.815        $10.069
  Accumulation Unit Value at end of
   period                                $19.817        $18.754        $16.501        $16.552        $14.815
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --              1              2
PUTNAM VT INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $39.152        $35.691        $34.316        $31.531        $21.706
  Accumulation Unit Value at end of
   period                                $39.508        $39.152        $35.691        $34.316        $31.531
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             12             14             16             18
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $38.545        $35.191        $33.886        $31.183        $21.498
  Accumulation Unit Value at end of
   period                                $38.837        $38.545        $35.191        $33.886        $31.183
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --              1              1
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $38.345        $35.025        $33.743        $31.067        $21.429
  Accumulation Unit Value at end of
   period                                $38.616        $38.345        $35.025        $33.743        $31.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $37.750        $34.534        $33.320        $30.723        $21.223
  Accumulation Unit Value at end of
   period                                $37.960        $37.750        $34.534        $33.320        $30.723
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              4             11             18             21
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $37.750        $34.534        $33.320        $30.723        $21.223
  Accumulation Unit Value at end of
   period                                $37.960        $37.750        $34.534        $33.320        $30.723
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              4             11             18             21
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $37.165        $34.050        $32.902        $30.383        $21.020
  Accumulation Unit Value at end of
   period                                $37.316        $37.165        $34.050        $32.902        $30.383
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              3              4              5
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $37.165        $34.050        $32.902        $30.383        $21.020
  Accumulation Unit Value at end of
   period                                $37.316        $37.165        $34.050        $32.902        $30.383
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              3              4              5

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $28.805        $27.636        $26.693        $26.327        $25.450
  Accumulation Unit Value at end of
   period                                $21.706        $28.805        $27.636        $26.693        $26.327
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             25             30             33             32
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $28.572        $27.453        $26.557        $26.231        $25.396
  Accumulation Unit Value at end of
   period                                $21.498        $28.572        $27.453        $26.557        $26.231
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $28.494        $27.393        $26.511        $26.200        $25.378
  Accumulation Unit Value at end of
   period                                $21.429        $28.494        $27.393        $26.511        $26.200
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              1              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $28.264        $27.212        $26.376        $26.105        $25.324
  Accumulation Unit Value at end of
   period                                $21.223        $28.264        $27.212        $26.376        $26.105
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             39             44             53             62
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $28.264        $27.212        $26.376        $26.105        $25.324
  Accumulation Unit Value at end of
   period                                $21.223        $28.264        $27.212        $26.376        $26.105
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             39             44             53             62
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $28.035        $27.032        $26.241        $26.010        $25.515
  Accumulation Unit Value at end of
   period                                $21.020        $28.035        $27.032        $26.241        $26.010
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7             13             12             11              9
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $28.035        $27.032        $26.241        $26.010        $25.270
  Accumulation Unit Value at end of
   period                                $21.020        $28.035        $27.032        $26.241        $26.010
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7             13             12             11              9

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               61

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $36.972        $33.890        $32.764        $30.271        $20.953
  Accumulation Unit Value at end of
   period                                $37.103        $36.972        $33.890        $32.764        $30.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $36.589        $33.572        $32.489        $30.047        $20.819
  Accumulation Unit Value at end of
   period                                $36.682        $36.589        $33.572        $32.489        $30.047
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $17.574        $16.133        $15.620        $14.454        $10.019
  Accumulation Unit Value at end of
   period                                $17.610        $17.574        $16.133        $15.620        $14.454
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 57             70             80             89             98
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.574        $16.133        $15.620        $14.454        $10.019
  Accumulation Unit Value at end of
   period                                $17.610        $17.574        $16.133        $15.620        $14.454
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 57             70             80             89             98
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.489        $16.063        $15.560        $14.405         $9.991
  Accumulation Unit Value at end of
   period                                $17.516        $17.489        $16.063        $15.560        $14.405
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             63             88            113            135
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.239        $15.849        $15.369        $14.242         $9.888
  Accumulation Unit Value at end of
   period                                $17.249        $17.239        $15.849        $15.369        $14.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.160        $15.784        $15.313        $14.198         $9.862
  Accumulation Unit Value at end of
   period                                $17.161        $17.160        $15.784        $15.313        $14.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 56             87            108            142            158
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $35.463        $32.637        $31.679        $29.386        $20.421
  Accumulation Unit Value at end of
   period                                $35.447        $35.463        $32.637        $31.679        $29.386
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9             10             15             20
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.246        $14.974        $14.556        $13.523         $9.412
  Accumulation Unit Value at end of
   period                                $16.214        $16.246        $14.974        $14.556        $13.523
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              6
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.681        $16.297        $19.807        $18.174        $14.721
  Accumulation Unit Value at end of
   period                                $24.967        $19.681        $16.297        $19.807        $18.174
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              8              9              9

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $27.959        $26.972        $26.196        $25.979        $25.252
  Accumulation Unit Value at end of
   period                                $20.953        $27.959        $26.972        $26.196        $25.979
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              4              6
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $27.808        $26.853        $26.106        $25.916        $25.457
  Accumulation Unit Value at end of
   period                                $20.819        $27.808        $26.853        $26.106        $25.916
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              4              4              3              7
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.390        $12.937        $12.583        $12.497        $12.282
  Accumulation Unit Value at end of
   period                                $10.019        $13.390        $12.937        $12.583        $12.497
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                115            172            187            199            185
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.390        $12.937        $12.583        $12.497        $12.166
  Accumulation Unit Value at end of
   period                                $10.019        $13.390        $12.937        $12.583        $12.497
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                115            172            187            199            185
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.234        $12.805        $12.474        $12.407        $12.210
  Accumulation Unit Value at end of
   period                                 $9.888        $13.234        $12.805        $12.474        $12.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             19             18             18             17
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $26.516        $24.702        $19.526        $17.569        $15.264
  Accumulation Unit Value at end of
   period                                $14.721        $26.516        $24.702        $19.526        $17.569
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             30             35             39             38

62                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $19.376        $16.068        $19.558        $17.973        $14.580
  Accumulation Unit Value at end of
   period                                $24.543        $19.376        $16.068        $19.558        $17.973
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $19.275        $15.993        $19.476        $17.906        $14.533
  Accumulation Unit Value at end of
   period                                $24.404        $19.275        $15.993        $19.476        $17.906
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.976        $15.768        $19.232        $17.708        $14.394
  Accumulation Unit Value at end of
   period                                $23.989        $18.976        $15.768        $19.232        $17.708
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              6             10             12
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.976        $15.768        $19.232        $17.708        $14.394
  Accumulation Unit Value at end of
   period                                $23.989        $18.976        $15.768        $19.232        $17.708
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              6             10             12
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.682        $15.547        $18.990        $17.512        $14.256
  Accumulation Unit Value at end of
   period                                $23.582        $18.682        $15.547        $18.990        $17.512
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6             10             11             13             17
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.682        $15.547        $18.990        $17.512        $14.256
  Accumulation Unit Value at end of
   period                                $23.582        $18.682        $15.547        $18.990        $17.512
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6             10             11             13             17
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.585        $15.474        $18.911        $17.447        $14.210
  Accumulation Unit Value at end of
   period                                $23.447        $18.585        $15.474        $18.911        $17.447
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.392        $15.329        $18.752        $17.318        $14.119
  Accumulation Unit Value at end of
   period                                $23.181        $18.392        $15.329        $18.752        $17.318
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              2
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $7.971         $6.647         $8.135         $7.517         $6.132
  Accumulation Unit Value at end of
   period                                $10.042         $7.971         $6.647         $8.135         $7.517
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 30             43             57             62             77
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.971         $6.647         $8.135         $7.517         $6.132
  Accumulation Unit Value at end of
   period                                $10.042         $7.971         $6.647         $8.135         $7.517
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 30             43             57             62             77

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $26.301        $24.539        $19.426        $17.505        $15.232
  Accumulation Unit Value at end of
   period                                $14.580        $26.301        $24.539        $19.426        $17.505
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1              1              1
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $26.230        $24.485        $19.393        $17.484        $15.221
  Accumulation Unit Value at end of
   period                                $14.533        $26.230        $24.485        $19.393        $17.484
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $26.018        $24.323        $19.293        $17.421        $15.189
  Accumulation Unit Value at end of
   period                                $14.394        $26.018        $24.323        $19.293        $17.421
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             28             27             28             30
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $26.018        $24.323        $19.293        $17.421        $15.189
  Accumulation Unit Value at end of
   period                                $14.394        $26.018        $24.323        $19.293        $17.421
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             28             27             28             30
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $25.807        $24.162        $19.195        $17.358        $15.410
  Accumulation Unit Value at end of
   period                                $14.256        $25.807        $24.162        $19.195        $17.358
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             26             27             26             25
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $25.807        $24.162        $19.195        $17.358        $15.157
  Accumulation Unit Value at end of
   period                                $14.256        $25.807        $24.162        $19.195        $17.358
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             26             27             26             25
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $25.737        $24.109        $19.162        $17.337        $15.146
  Accumulation Unit Value at end of
   period                                $14.210        $25.737        $24.109        $19.162        $17.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              1              6              6
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $25.598        $24.003        $19.096        $17.295        $15.375
  Accumulation Unit Value at end of
   period                                $14.119        $25.598        $24.003        $19.096        $17.295
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              6              3              2              2
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.122        $10.434         $8.305         $7.526         $6.693
  Accumulation Unit Value at end of
   period                                 $6.132        $11.122        $10.434         $8.305         $7.526
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                112            160            206            187            202
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.122        $10.434         $8.305         $7.526         $6.584
  Accumulation Unit Value at end of
   period                                 $6.132        $11.122        $10.434         $8.305         $7.526
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                112            160            206            187            202

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               63

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.933         $6.618         $8.104         $7.492         $6.114
  Accumulation Unit Value at end of
   period                                 $9.988         $7.933         $6.618         $8.104         $7.492
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 48             78             95            131            164
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.819         $6.530         $8.004         $7.407         $6.051
  Accumulation Unit Value at end of
   period                                 $9.836         $7.819         $6.530         $8.004         $7.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             14             15             15             16
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.783         $6.503         $7.975         $7.384         $6.035
  Accumulation Unit Value at end of
   period                                 $9.785         $7.783         $6.503         $7.975         $7.384
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             43             55             81             92
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $17.826        $14.902        $18.284        $16.937        $13.850
  Accumulation Unit Value at end of
   period                                $22.400        $17.826        $14.902        $18.284        $16.937
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              6             11             22
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.514         $7.965         $9.788         $9.080         $7.436
  Accumulation Unit Value at end of
   period                                $11.937         $9.514         $7.965         $9.788         $9.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.732        $13.959        $17.165        $15.444        $11.268
  Accumulation Unit Value at end of
   period                                $20.281        $16.732        $13.959        $17.165        $15.444
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.472        $13.763        $16.949        $15.273        $11.160
  Accumulation Unit Value at end of
   period                                $19.936        $16.472        $13.763        $16.949        $15.273
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.387        $13.698        $16.878        $15.216        $11.124
  Accumulation Unit Value at end of
   period                                $19.823        $16.387        $13.698        $16.878        $15.216
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.132        $13.506        $16.666        $15.048        $11.018
  Accumulation Unit Value at end of
   period                                $19.486        $16.132        $13.506        $16.666        $15.048
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              2
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.132        $13.506        $16.666        $15.048        $11.018
  Accumulation Unit Value at end of
   period                                $19.486        $16.132        $13.506        $16.666        $15.048
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              2

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.992        $10.328         $8.233         $7.471         $6.654
  Accumulation Unit Value at end of
   period                                 $6.051        $10.992        $10.328         $8.233         $7.471
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             24             28             31             40
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.777        $17.636        $14.116        $12.039        $10.723
  Accumulation Unit Value at end of
   period                                $11.268        $19.777        $17.636        $14.116        $12.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1              1              2              1
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $19.617        $17.519        $14.043        $11.996        $10.700
  Accumulation Unit Value at end of
   period                                $11.160        $19.617        $17.519        $14.043        $11.996
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $19.564        $17.481        $14.019        $11.981        $10.693
  Accumulation Unit Value at end of
   period                                $11.124        $19.564        $17.481        $14.019        $11.981
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.406        $17.365        $13.948        $11.938        $10.670
  Accumulation Unit Value at end of
   period                                $11.018        $19.406        $17.365        $13.948        $11.938
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              7              4              3              1
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $19.406        $17.365        $13.948        $11.938        $10.670
  Accumulation Unit Value at end of
   period                                $11.018        $19.406        $17.365        $13.948        $11.938
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              7              4              3              1

64                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.882        $13.317        $16.457        $14.881        $10.912
  Accumulation Unit Value at end of
   period                                $19.155        $15.882        $13.317        $16.457        $14.881
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              2              2              2
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.882        $13.317        $16.457        $14.881        $10.912
  Accumulation Unit Value at end of
   period                                $19.155        $15.882        $13.317        $16.457        $14.881
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              2              2              2
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.800        $13.254        $16.388        $14.826        $10.877
  Accumulation Unit Value at end of
   period                                $19.046        $15.800        $13.254        $16.388        $14.826
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.636        $13.130        $16.251        $14.716        $10.808
  Accumulation Unit Value at end of
   period                                $18.830        $15.636        $13.130        $16.251        $14.716
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              2              3              1              1
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $6.135         $5.154         $6.382         $5.783         $4.249
  Accumulation Unit Value at end of
   period                                 $7.384         $6.135         $5.154         $6.382         $5.783
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             23             27             34             39
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.135         $5.154         $6.382         $5.783         $4.249
  Accumulation Unit Value at end of
   period                                 $7.384         $6.135         $5.154         $6.382         $5.783
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             23             27             34             39
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.105         $5.132         $6.358         $5.763         $4.237
  Accumulation Unit Value at end of
   period                                 $7.345         $6.105         $5.132         $6.358         $5.763
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              7              8              9              8
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.018         $5.063         $6.279         $5.698         $4.193
  Accumulation Unit Value at end of
   period                                 $7.233         $6.018         $5.063         $6.279         $5.698
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.990         $5.043         $6.257         $5.680         $4.182
  Accumulation Unit Value at end of
   period                                 $7.196         $5.990         $5.043         $6.257         $5.680
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              7              7              9             10
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.155        $12.764        $15.845        $14.392        $10.601
  Accumulation Unit Value at end of
   period                                $18.196        $15.155        $12.764        $15.845        $14.392
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              4              5              7

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.249        $17.251        $13.876        $11.895        $10.721
  Accumulation Unit Value at end of
   period                                $10.912        $19.249        $17.251        $13.876        $11.895
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              4              4              3              2
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.249        $17.251        $13.876        $11.895        $10.647
  Accumulation Unit Value at end of
   period                                $10.912        $19.249        $17.251        $13.876        $11.895
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              4              4              3              2
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $19.197        $17.212        $13.853        $11.880        $10.640
  Accumulation Unit Value at end of
   period                                $10.877        $19.197        $17.212        $13.853        $11.880
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.093        $17.137        $13.805        $11.852        $10.697
  Accumulation Unit Value at end of
   period                                $10.808        $19.093        $17.137        $13.805        $11.852
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              4              3              3
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $7.510         $6.744         $5.435         $4.669         $4.216
  Accumulation Unit Value at end of
   period                                 $4.249         $7.510         $6.744         $5.435         $4.669
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 55             99            114            149             66
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.510         $6.744         $5.435         $4.669         $4.187
  Accumulation Unit Value at end of
   period                                 $4.249         $7.510         $6.744         $5.435         $4.669
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 55             99            114            149             66
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.422         $6.675         $5.388         $4.635         $4.191
  Accumulation Unit Value at end of
   period                                 $4.193         $7.422         $6.675         $5.388         $4.635
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              4              6              5              6
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               65

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.732         $8.209        $10.206         $9.284         $6.849
  Accumulation Unit Value at end of
   period                                $11.668         $9.732         $8.209        $10.206         $9.284
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.964        $15.731        $18.420        $17.359        $13.887
  Accumulation Unit Value at end of
   period                                $22.957        $18.964        $15.731        $18.420        $17.359
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              4              4              5              6
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.670        $15.510        $18.188        $17.167        $13.754
  Accumulation Unit Value at end of
   period                                $22.567        $18.670        $15.510        $18.188        $17.167
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2              2
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.573        $15.437        $18.112        $17.103        $13.710
  Accumulation Unit Value at end of
   period                                $22.439        $18.573        $15.437        $18.112        $17.103
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.285        $15.221        $17.885        $16.914        $13.579
  Accumulation Unit Value at end of
   period                                $22.058        $18.285        $15.221        $17.885        $16.914
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              4              6              7
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.285        $15.221        $17.885        $16.914        $13.579
  Accumulation Unit Value at end of
   period                                $22.058        $18.285        $15.221        $17.885        $16.914
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              4              6              7
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.001        $15.007        $17.660        $16.726        $13.449
  Accumulation Unit Value at end of
   period                                $21.683        $18.001        $15.007        $17.660        $16.726
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              4              4              5
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.001        $15.007        $17.660        $16.726        $13.449
  Accumulation Unit Value at end of
   period                                $21.683        $18.001        $15.007        $17.660        $16.726
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              4              4              5
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $17.908        $14.936        $17.586        $16.665        $13.406
  Accumulation Unit Value at end of
   period                                $21.560        $17.908        $14.936        $17.586        $16.665
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.722        $14.796        $17.439        $16.541        $13.320
  Accumulation Unit Value at end of
   period                                $21.315        $17.722        $14.796        $17.439        $16.541
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $25.973        $24.504        $19.444        $17.204        $14.356
  Accumulation Unit Value at end of
   period                                $13.887        $25.973        $24.504        $19.444        $17.204
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             17             18             19             11
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $25.763        $24.342        $19.345        $17.142        $14.326
  Accumulation Unit Value at end of
   period                                $13.754        $25.763        $24.342        $19.345        $17.142
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2              2
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $25.693        $24.289        $19.312        $17.121        $14.316
  Accumulation Unit Value at end of
   period                                $13.710        $25.693        $24.289        $19.312        $17.121
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $25.485        $24.128        $19.213        $17.059        $14.285
  Accumulation Unit Value at end of
   period                                $13.579        $25.485        $24.128        $19.213        $17.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             14             10              8              4
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $25.485        $24.128        $19.213        $17.059        $14.285
  Accumulation Unit Value at end of
   period                                $13.579        $25.485        $24.128        $19.213        $17.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             14             10              8              4
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $25.279        $23.969        $19.115        $16.997        $14.464
  Accumulation Unit Value at end of
   period                                $13.449        $25.279        $23.969        $19.115        $16.997
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6             10             11              9              8
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $25.279        $23.969        $19.115        $16.997        $14.255
  Accumulation Unit Value at end of
   period                                $13.449        $25.279        $23.969        $19.115        $16.997
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6             10             11              9              8
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $25.211        $23.916        $19.082        $16.977        $14.245
  Accumulation Unit Value at end of
   period                                $13.406        $25.211        $23.916        $19.082        $16.977
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $25.075        $23.811        $19.017        $16.936        $14.432
  Accumulation Unit Value at end of
   period                                $13.320        $25.075        $23.811        $19.017        $16.936
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              5              9              6              1

66                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.540         $9.639        $11.367        $10.787         $8.691
  Accumulation Unit Value at end of
   period                                $13.872        $11.540         $9.639        $11.367        $10.787
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             40             47             53             64
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.540         $9.639        $11.367        $10.787         $8.691
  Accumulation Unit Value at end of
   period                                $13.872        $11.540         $9.639        $11.367        $10.787
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             40             47             53             64
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.484         $9.598        $11.323        $10.751         $8.666
  Accumulation Unit Value at end of
   period                                $13.798        $11.484         $9.598        $11.323        $10.751
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             23             25             39             48
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.320         $9.470        $11.184        $10.629         $8.576
  Accumulation Unit Value at end of
   period                                $13.587        $11.320         $9.470        $11.184        $10.629
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              5              5              5
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.268         $9.431        $11.143        $10.596         $8.554
  Accumulation Unit Value at end of
   period                                $13.518        $11.268         $9.431        $11.143        $10.596
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34             60             72            110            139
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $17.176        $14.384        $17.004        $16.177        $13.066
  Accumulation Unit Value at end of
   period                                $20.597        $17.176        $14.384        $17.004        $16.177
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              7              8              9
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.469         $9.619        $11.388        $10.850         $8.777
  Accumulation Unit Value at end of
   period                                $13.732        $11.469         $9.619        $11.388        $10.850
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.558         $9.123         $9.206         $8.159         $6.296
  Accumulation Unit Value at end of
   period                                $14.131        $10.558         $9.123         $9.206         $8.159
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             10             15             16             21
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.394         $8.995         $9.091         $8.068         $6.236
  Accumulation Unit Value at end of
   period                                $13.891        $10.394         $8.995         $9.091         $8.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.340         $8.953         $9.053         $8.038         $6.216
  Accumulation Unit Value at end of
   period                                $13.812        $10.340         $8.953         $9.053         $8.038
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.368        $15.551        $12.427        $11.072         $9.439
  Accumulation Unit Value at end of
   period                                 $8.691        $16.368        $15.551        $12.427        $11.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 85            111            140            106             93
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.368        $15.551        $12.427        $11.072         $9.304
  Accumulation Unit Value at end of
   period                                 $8.691        $16.368        $15.551        $12.427        $11.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 85            111            140            106             93
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.177        $15.393        $12.318        $10.992         $9.384
  Accumulation Unit Value at end of
   period                                 $8.576        $16.177        $15.393        $12.318        $10.992
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6             18             12              6              6
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.514        $11.193         $9.918         $9.202         $8.247
  Accumulation Unit Value at end of
   period                                 $6.296        $10.514        $11.193         $9.918         $9.202
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             49             55             52             41
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.429        $11.119         $9.867         $9.169         $8.230
  Accumulation Unit Value at end of
   period                                 $6.236        $10.429        $11.119         $9.867         $9.169
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.401        $11.094         $9.850         $9.158         $8.224
  Accumulation Unit Value at end of
   period                                 $6.216        $10.401        $11.094         $9.850         $9.158
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               67

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.180         $8.827         $8.939         $7.949         $6.156
  Accumulation Unit Value at end of
   period                                $13.578        $10.180         $8.827         $8.939         $7.949
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              9             13             19             21
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.180         $8.827         $8.939         $7.949         $6.156
  Accumulation Unit Value at end of
   period                                $13.578        $10.180         $8.827         $8.939         $7.949
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              9             13             19             21
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.022         $8.703         $8.827         $7.861         $6.097
  Accumulation Unit Value at end of
   period                                $13.347        $10.022         $8.703         $8.827         $7.861
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             10             14             16             16
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.022         $8.703         $8.827         $7.861         $6.097
  Accumulation Unit Value at end of
   period                                $13.347        $10.022         $8.703         $8.827         $7.861
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             10             14             16             16
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.970         $8.663         $8.790         $7.832         $6.077
  Accumulation Unit Value at end of
   period                                $13.271         $9.970         $8.663         $8.790         $7.832
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.866         $8.581         $8.716         $7.774         $6.038
  Accumulation Unit Value at end of
   period                                $13.120         $9.866         $8.581         $8.716         $7.774
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              3              3              4
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $6.862         $5.971         $6.068         $5.415         $4.208
  Accumulation Unit Value at end of
   period                                 $9.120         $6.862         $5.971         $6.068         $5.415
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             42             60             67            102
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.862         $5.971         $6.068         $5.415         $4.208
  Accumulation Unit Value at end of
   period                                 $9.120         $6.862         $5.971         $6.068         $5.415
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             42             60             67            102
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.829         $5.945         $6.044         $5.397         $4.196
  Accumulation Unit Value at end of
   period                                 $9.072         $6.829         $5.945         $6.044         $5.397
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             55             77            110            152
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.731         $5.866         $5.970         $5.336         $4.153
  Accumulation Unit Value at end of
   period                                 $8.933         $6.731         $5.866         $5.970         $5.336
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             16             17             18             20

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.317        $11.021         $9.800         $9.125         $8.206
  Accumulation Unit Value at end of
   period                                 $6.156        $10.317        $11.021         $9.800         $9.125
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27             45             49             64             70
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.317        $11.021         $9.800         $9.125         $8.206
  Accumulation Unit Value at end of
   period                                 $6.156        $10.317        $11.021         $9.800         $9.125
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27             45             49             64             70
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.233        $10.948         $9.750         $9.091         $8.354
  Accumulation Unit Value at end of
   period                                 $6.097        $10.233        $10.948         $9.750         $9.091
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             20             20             19             19
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.233        $10.948         $9.750         $9.091         $8.189
  Accumulation Unit Value at end of
   period                                 $6.097        $10.233        $10.948         $9.750         $9.091
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             20             20             19             19
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.205        $10.924         $9.733         $9.080         $8.183
  Accumulation Unit Value at end of
   period                                 $6.077        $10.205        $10.924         $9.733         $9.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              3             11
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.150        $10.876         $9.700         $9.059         $8.335
  Accumulation Unit Value at end of
   period                                 $6.038        $10.150        $10.876         $9.700         $9.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             17             13              6              6
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $7.077         $7.586         $6.769         $6.325         $5.823
  Accumulation Unit Value at end of
   period                                 $4.208         $7.077         $7.586         $6.769         $6.325
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                109            171            226            236            251
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.077         $7.586         $6.769         $6.325         $5.709
  Accumulation Unit Value at end of
   period                                 $4.208         $7.077         $7.586         $6.769         $6.325
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                109            171            226            236            251
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.994         $7.509         $6.711         $6.280         $5.789
  Accumulation Unit Value at end of
   period                                 $4.153         $6.994         $7.509         $6.711         $6.280
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             38             49             61             64

68                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.700         $5.842         $5.948         $5.319         $4.142
  Accumulation Unit Value at end of
   period                                 $8.887         $6.700         $5.842         $5.948         $5.319
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                102            123            151            187            214
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.563         $8.342         $8.499         $7.603         $5.923
  Accumulation Unit Value at end of
   period                                $12.679         $9.563         $8.342         $8.499         $7.603
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5             10             24             48
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.075         $6.181         $6.307         $5.651         $4.409
  Accumulation Unit Value at end of
   period                                 $9.366         $7.075         $6.181         $6.307         $5.651
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.798         $1.815         $1.832         $1.849         $1.863
  Accumulation Unit Value at end of
   period                                 $1.782         $1.798         $1.815         $1.832         $1.849
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             62             71             71
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.770         $1.790         $1.809         $1.829         $1.845
  Accumulation Unit Value at end of
   period                                 $1.751         $1.770         $1.790         $1.809         $1.829
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             13             18
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.761         $1.782         $1.802         $1.822         $1.839
  Accumulation Unit Value at end of
   period                                 $1.741         $1.761         $1.782         $1.802         $1.822
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.734         $1.757         $1.779         $1.802         $1.822
  Accumulation Unit Value at end of
   period                                 $1.712         $1.734         $1.757         $1.779         $1.802
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             29             34             13
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.734         $1.757         $1.779         $1.802         $1.822
  Accumulation Unit Value at end of
   period                                 $1.712         $1.734         $1.757         $1.779         $1.802
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             29             34             13
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.707         $1.732         $1.757         $1.782         $1.804
  Accumulation Unit Value at end of
   period                                 $1.683         $1.707         $1.732         $1.757         $1.782
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1            103            103             38
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.707         $1.732         $1.757         $1.782         $1.804
  Accumulation Unit Value at end of
   period                                 $1.683         $1.707         $1.732         $1.757         $1.782
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1            103            103             38

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.834         $1.766         $1.709         $1.682         $1.687
  Accumulation Unit Value at end of
   period                                 $1.863         $1.834         $1.766         $1.709         $1.682
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                130            114              3              3              3
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.819         $1.755         $1.700         $1.676         $1.684
  Accumulation Unit Value at end of
   period                                 $1.845         $1.819         $1.755         $1.700         $1.676
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.814         $1.751         $1.697         $1.674         $1.682
  Accumulation Unit Value at end of
   period                                 $1.839         $1.814         $1.751         $1.697         $1.674
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.799         $1.739         $1.688         $1.668         $1.679
  Accumulation Unit Value at end of
   period                                 $1.822         $1.799         $1.739         $1.688         $1.668
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                290             28             12             --             48
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.799         $1.739         $1.688         $1.668         $1.679
  Accumulation Unit Value at end of
   period                                 $1.822         $1.799         $1.739         $1.688         $1.668
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                290             28             12             --             48
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.785         $1.728         $1.680         $1.662         $1.674
  Accumulation Unit Value at end of
   period                                 $1.804         $1.785         $1.728         $1.680         $1.662
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 50             16             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.785         $1.728         $1.680         $1.662         $1.675
  Accumulation Unit Value at end of
   period                                 $1.804         $1.785         $1.728         $1.680         $1.662
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 50             16             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               69

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.698         $1.724         $1.750         $1.775         $1.798
  Accumulation Unit Value at end of
   period                                 $1.673         $1.698         $1.724         $1.750         $1.775
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.681         $1.708         $1.735         $1.762         $1.787
  Accumulation Unit Value at end of
   period                                 $1.654         $1.681         $1.708         $1.735         $1.762
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.040         $1.057         $1.075         $1.092         $1.108
  Accumulation Unit Value at end of
   period                                 $1.023         $1.040         $1.057         $1.075         $1.092
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                302            569            614            575            835
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.040         $1.057         $1.075         $1.092         $1.108
  Accumulation Unit Value at end of
   period                                 $1.023         $1.040         $1.057         $1.075         $1.092
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                302            569            614            575            835
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.035         $1.053         $1.071         $1.089         $1.105
  Accumulation Unit Value at end of
   period                                 $1.018         $1.035         $1.053         $1.071         $1.089
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                195            231            286            282            612
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.020         $1.039         $1.057         $1.076         $1.094
  Accumulation Unit Value at end of
   period                                 $1.002         $1.020         $1.039         $1.057         $1.076
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 79            124            121            142            148
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.016         $1.034         $1.054         $1.073         $1.091
  Accumulation Unit Value at end of
   period                                 $0.997         $1.016         $1.034         $1.054         $1.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                774            996          1,331          1,132          1,123
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.629         $1.660         $1.692         $1.723         $1.753
  Accumulation Unit Value at end of
   period                                 $1.598         $1.629         $1.660         $1.692         $1.723
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                228            229            261            669            966
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.967         $0.987         $1.007         $1.027         $1.047
  Accumulation Unit Value at end of
   period                                 $0.947         $0.967         $0.987         $1.007         $1.027
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             34

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.780         $1.724         $1.677         $1.660         $1.674
  Accumulation Unit Value at end of
   period                                 $1.798         $1.780         $1.724         $1.677         $1.660
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.770         $1.716         $1.671         $1.656         $1.670
  Accumulation Unit Value at end of
   period                                 $1.787         $1.770         $1.716         $1.671         $1.656
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             30             --             25             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.098         $1.065         $1.038         $1.029         $1.038
  Accumulation Unit Value at end of
   period                                 $1.108         $1.098         $1.065         $1.038         $1.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,852          1,536            828          1,036          1,185
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.098         $1.065         $1.038         $1.029         $1.039
  Accumulation Unit Value at end of
   period                                 $1.108         $1.098         $1.065         $1.038         $1.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,852          1,536            828          1,036          1,185
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.086         $1.055         $1.029         $1.022         $1.032
  Accumulation Unit Value at end of
   period                                 $1.094         $1.086         $1.055         $1.029         $1.022
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                150             52             91             69             85
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

70                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $25.565        $22.105        $23.511        $19.852        $15.168
  Accumulation Unit Value at end of
   period                                $34.552        $25.565        $22.105        $23.511        $19.852
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              7              9             12              6
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $25.169        $21.794        $23.216        $19.633        $15.022
  Accumulation Unit Value at end of
   period                                $33.965        $25.169        $21.794        $23.216        $19.633
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $25.038        $21.692        $23.118        $19.560        $14.974
  Accumulation Unit Value at end of
   period                                $33.771        $25.038        $21.692        $23.118        $19.560
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $24.650        $21.388        $22.828        $19.343        $14.831
  Accumulation Unit Value at end of
   period                                $33.198        $24.650        $21.388        $22.828        $19.343
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              8             10             12             10
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $24.650        $21.388        $22.828        $19.343        $14.831
  Accumulation Unit Value at end of
   period                                $33.198        $24.650        $21.388        $22.828        $19.343
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              8             10             12             10
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $24.267        $21.087        $22.542        $19.129        $14.688
  Accumulation Unit Value at end of
   period                                $32.634        $24.267        $21.087        $22.542        $19.129
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              4              4              6              3
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $24.267        $21.087        $22.542        $19.129        $14.688
  Accumulation Unit Value at end of
   period                                $32.634        $24.267        $21.087        $22.542        $19.129
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              4              4              6              3
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $24.141        $20.988        $22.447        $19.059        $14.641
  Accumulation Unit Value at end of
   period                                $32.448        $24.141        $20.988        $22.447        $19.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.891        $20.792        $22.259        $18.918        $14.548
  Accumulation Unit Value at end of
   period                                $32.080        $23.891        $20.792        $22.259        $18.918
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $4.743         $4.129         $4.423         $3.761         $2.894
  Accumulation Unit Value at end of
   period                                 $6.365         $4.743         $4.129         $4.423         $3.761
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                126            167            231            350            170
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.743         $4.129         $4.423         $3.761         $2.894
  Accumulation Unit Value at end of
   period                                 $6.365         $4.743         $4.129         $4.423         $3.761
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                126            167            231            350            170

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $24.998        $23.867        $22.195        $20.370        $18.642
  Accumulation Unit Value at end of
   period                                $15.168        $24.998        $23.867        $22.195        $20.370
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             10             16             16             17
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $24.796        $23.710        $22.082        $20.296        $18.603
  Accumulation Unit Value at end of
   period                                $15.022        $24.796        $23.710        $22.082        $20.296
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $24.729        $23.657        $22.044        $20.271        $18.590
  Accumulation Unit Value at end of
   period                                $14.974        $24.729        $23.657        $22.044        $20.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $24.529        $23.501        $21.931        $20.198        $18.550
  Accumulation Unit Value at end of
   period                                $14.831        $24.529        $23.501        $21.931        $20.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9             12             16             21
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $24.529        $23.501        $21.931        $20.198        $18.550
  Accumulation Unit Value at end of
   period                                $14.831        $24.529        $23.501        $21.931        $20.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9             12             16             21
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $24.330        $23.346        $21.819        $20.125        $18.974
  Accumulation Unit Value at end of
   period                                $14.688        $24.330        $23.346        $21.819        $20.125
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4              4              5              5
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $24.330        $23.346        $21.819        $20.125        $18.511
  Accumulation Unit Value at end of
   period                                $14.688        $24.330        $23.346        $21.819        $20.125
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4              4              5              5
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $24.264        $23.294        $21.782        $20.101        $18.497
  Accumulation Unit Value at end of
   period                                $14.641        $24.264        $23.294        $21.782        $20.101
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $24.133        $23.192        $21.708        $20.052        $18.932
  Accumulation Unit Value at end of
   period                                $14.548        $24.133        $23.192        $21.708        $20.052
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              1              1              1              1
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $4.803         $4.618         $4.324         $3.997         $3.775
  Accumulation Unit Value at end of
   period                                 $2.894         $4.803         $4.618         $4.324         $3.997
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                180            233            297            386            444
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.803         $4.618         $4.324         $3.997         $3.683
  Accumulation Unit Value at end of
   period                                 $2.894         $4.803         $4.618         $4.324         $3.997
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                180            233            297            386            444

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               71

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.720         $4.112         $4.406         $3.748         $2.885
  Accumulation Unit Value at end of
   period                                 $6.331         $4.720         $4.112         $4.406         $3.748
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 47             84            132            179            188
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.652         $4.057         $4.352         $3.706         $2.856
  Accumulation Unit Value at end of
   period                                 $6.234         $4.652         $4.057         $4.352         $3.706
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             19             20             20              1
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.631         $4.040         $4.336         $3.694         $2.848
  Accumulation Unit Value at end of
   period                                 $6.203         $4.631         $4.040         $4.336         $3.694
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 88            148            163            225            125
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $23.156        $20.212        $21.703        $18.501        $14.270
  Accumulation Unit Value at end of
   period                                $30.999        $23.156        $20.212        $21.703        $18.501
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              8              8             14             13
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.833         $5.099         $5.483         $4.681         $3.616
  Accumulation Unit Value at end of
   period                                 $7.797         $5.833         $5.099         $5.483         $4.681
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MULTI-CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.451        $16.891        $17.973        $14.625        $10.622
  Accumulation Unit Value at end of
   period                                $27.373        $19.451        $16.891        $17.973        $14.625
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              5              6              7
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $19.171        $16.673        $17.767        $14.480        $10.532
  Accumulation Unit Value at end of
   period                                $26.939        $19.171        $16.673        $17.767        $14.480
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $19.079        $16.601        $17.699        $14.431        $10.502
  Accumulation Unit Value at end of
   period                                $26.796        $19.079        $16.601        $17.699        $14.431
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.804        $16.386        $17.497        $14.288        $10.413
  Accumulation Unit Value at end of
   period                                $26.370        $18.804        $16.386        $17.497        $14.288
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              3              4              4
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.804        $16.386        $17.497        $14.288        $10.413
  Accumulation Unit Value at end of
   period                                $26.370        $18.804        $16.386        $17.497        $14.288
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              3              4              4

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.747         $4.571         $4.287         $3.968         $3.753
  Accumulation Unit Value at end of
   period                                 $2.856         $4.747         $4.571         $4.287         $3.968
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5             10             26             33             33
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MULTI-CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.757        $18.621        $16.338        $14.669        $12.827
  Accumulation Unit Value at end of
   period                                $10.622        $18.757        $18.621        $16.338        $14.669
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              8             11              9              6
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.626        $18.519        $16.272        $14.632        $12.815
  Accumulation Unit Value at end of
   period                                $10.532        $18.626        $18.519        $16.272        $14.632
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.583        $18.485        $16.251        $14.620        $12.810
  Accumulation Unit Value at end of
   period                                $10.502        $18.583        $18.485        $16.251        $14.620
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.453        $18.384        $16.186        $14.583        $12.798
  Accumulation Unit Value at end of
   period                                $10.413        $18.453        $18.384        $16.186        $14.583
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5             10              7              5              9
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.453        $18.384        $16.186        $14.583        $12.798
  Accumulation Unit Value at end of
   period                                $10.413        $18.453        $18.384        $16.186        $14.583
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5             10              7              5              9

72                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.533        $16.174        $17.296        $14.145        $10.325
  Accumulation Unit Value at end of
   period                                $25.951        $18.533        $16.174        $17.296        $14.145
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              3              5              5              5
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.533        $16.174        $17.296        $14.145        $10.325
  Accumulation Unit Value at end of
   period                                $25.951        $18.533        $16.174        $17.296        $14.145
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              3              5              5              5
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.444        $16.104        $17.230        $14.098        $10.296
  Accumulation Unit Value at end of
   period                                $25.813        $18.444        $16.104        $17.230        $14.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.266        $15.965        $17.099        $14.005        $10.238
  Accumulation Unit Value at end of
   period                                $25.539        $18.266        $15.965        $17.099        $14.005
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.178        $15.896        $17.033        $13.958        $10.209
  Accumulation Unit Value at end of
   period                                $25.404        $18.178        $15.896        $17.033        $13.958
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              3              4              7             10
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.178        $15.896        $17.033        $13.958        $10.209
  Accumulation Unit Value at end of
   period                                $25.404        $18.178        $15.896        $17.033        $13.958
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              3              4              7             10
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.091        $15.828        $16.968        $13.912        $10.180
  Accumulation Unit Value at end of
   period                                $25.268        $18.091        $15.828        $16.968        $13.912
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10              7              9             13             16
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.916        $15.691        $16.838        $13.819        $10.122
  Accumulation Unit Value at end of
   period                                $25.000        $17.916        $15.691        $16.838        $13.819
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.830        $15.623        $16.774        $13.773        $10.094
  Accumulation Unit Value at end of
   period                                $24.867        $17.830        $15.623        $16.774        $13.773
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             25             31             45             49
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $17.744        $15.555        $16.710        $13.727        $10.065
  Accumulation Unit Value at end of
   period                                $24.735        $17.744        $15.555        $16.710        $13.727
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              4              4              5              2

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.324        $18.283        $16.121        $14.547        $12.979
  Accumulation Unit Value at end of
   period                                $10.325        $18.324        $18.283        $16.121        $14.547
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              9              7              7              5
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.324        $18.283        $16.121        $14.547        $12.785
  Accumulation Unit Value at end of
   period                                $10.325        $18.324        $18.283        $16.121        $14.547
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              9              7              7              5
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.281        $18.249        $16.100        $14.535        $12.780
  Accumulation Unit Value at end of
   period                                $10.296        $18.281        $18.249        $16.100        $14.535
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              8             50             22
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.196        $18.183        $16.057        $14.511        $12.965
  Accumulation Unit Value at end of
   period                                $10.238        $18.196        $18.183        $16.057        $14.511
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.154        $18.149        $16.035        $14.498        $12.960
  Accumulation Unit Value at end of
   period                                $10.209        $18.154        $18.149        $16.035        $14.498
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             15             16             26              8
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.154        $18.149        $16.035        $14.498        $12.768
  Accumulation Unit Value at end of
   period                                $10.209        $18.154        $18.149        $16.035        $14.498
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             15             16             26              8
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.027        $18.050        $15.971        $14.462        $12.945
  Accumulation Unit Value at end of
   period                                $10.122        $18.027        $18.050        $15.971        $14.462
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              3              1             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               73

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.489        $15.354        $16.519        $13.591         $9.980
  Accumulation Unit Value at end of
   period                                $24.342        $17.489        $15.354        $16.519        $13.591
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              5             18             21
PUTNAM VT RESEARCH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.837        $12.702        $13.052        $11.322         $8.582
  Accumulation Unit Value at end of
   period                                $19.600        $14.837        $12.702        $13.052        $11.322
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.607        $12.524        $12.888        $11.197         $8.500
  Accumulation Unit Value at end of
   period                                $19.267        $14.607        $12.524        $12.888        $11.197
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.531        $12.465        $12.834        $11.155         $8.473
  Accumulation Unit Value at end of
   period                                $19.157        $14.531        $12.465        $12.834        $11.155
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.305        $12.290        $12.673        $11.032         $8.391
  Accumulation Unit Value at end of
   period                                $18.832        $14.305        $12.290        $12.673        $11.032
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              3              3              3
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.305        $12.290        $12.673        $11.032         $8.391
  Accumulation Unit Value at end of
   period                                $18.832        $14.305        $12.290        $12.673        $11.032
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              3              3              3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.084        $12.118        $12.514        $10.910         $8.311
  Accumulation Unit Value at end of
   period                                $18.512        $14.084        $12.118        $12.514        $10.910
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              5              7              8             12
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.084        $12.118        $12.514        $10.910         $8.311
  Accumulation Unit Value at end of
   period                                $18.512        $14.084        $12.118        $12.514        $10.910
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              5              7              8             12
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.010        $12.061        $12.461        $10.869         $8.284
  Accumulation Unit Value at end of
   period                                $18.407        $14.010        $12.061        $12.461        $10.869
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.865        $11.948        $12.357        $10.789         $8.231
  Accumulation Unit Value at end of
   period                                $18.198        $13.865        $11.948        $12.357        $10.789
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT RESEARCH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.098        $14.154        $12.837        $12.341        $11.583
  Accumulation Unit Value at end of
   period                                 $8.582        $14.098        $14.154        $12.837        $12.341
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              6              6              6              6
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.984        $14.060        $12.771        $12.296        $11.558
  Accumulation Unit Value at end of
   period                                 $8.500        $13.984        $14.060        $12.771        $12.296
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.946        $14.029        $12.749        $12.281        $11.550
  Accumulation Unit Value at end of
   period                                 $8.473        $13.946        $14.029        $12.749        $12.281
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.833        $13.937        $12.684        $12.237        $11.525
  Accumulation Unit Value at end of
   period                                 $8.391        $13.833        $13.937        $12.684        $12.237
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              8             12             12             12
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.833        $13.937        $12.684        $12.237        $11.525
  Accumulation Unit Value at end of
   period                                 $8.391        $13.833        $13.937        $12.684        $12.237
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              8             12             12             12
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.721        $13.844        $12.619        $12.192        $11.607
  Accumulation Unit Value at end of
   period                                 $8.311        $13.721        $13.844        $12.619        $12.192
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             16             17             19             20
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.721        $13.844        $12.619        $12.192        $11.501
  Accumulation Unit Value at end of
   period                                 $8.311        $13.721        $13.844        $12.619        $12.192
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             16             17             19             20
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.684        $13.814        $12.598        $12.178        $11.493
  Accumulation Unit Value at end of
   period                                 $8.284        $13.684        $13.814        $12.598        $12.178
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.610        $13.753        $12.555        $12.148        $11.581
  Accumulation Unit Value at end of
   period                                 $8.231        $13.610        $13.753        $12.555        $12.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              2              3              3

74                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $8.948         $7.714         $7.982         $6.973         $5.323
  Accumulation Unit Value at end of
   period                                $11.738         $8.948         $7.714         $7.982         $6.973
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             31             31             34             51
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.948         $7.714         $7.982         $6.973         $5.323
  Accumulation Unit Value at end of
   period                                $11.738         $8.948         $7.714         $7.982         $6.973
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             31             31             34             51
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.905         $7.681         $7.952         $6.950         $5.308
  Accumulation Unit Value at end of
   period                                $11.675         $8.905         $7.681         $7.952         $6.950
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             18             24             35             39
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.777         $7.579         $7.854         $6.871         $5.253
  Accumulation Unit Value at end of
   period                                $11.497         $8.777         $7.579         $7.854         $6.871
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              4              4              4
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.737         $7.548         $7.825         $6.850         $5.239
  Accumulation Unit Value at end of
   period                                $11.438         $8.737         $7.548         $7.825         $6.850
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             41             49             74             88
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.438        $11.615        $12.048        $10.551         $8.074
  Accumulation Unit Value at end of
   period                                $17.585        $13.438        $11.615        $12.048        $10.551
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              4              4              5
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.619         $7.461         $7.751         $6.798         $5.210
  Accumulation Unit Value at end of
   period                                $11.262         $8.619         $7.461         $7.751         $6.798
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $25.002        $21.484        $22.765        $18.242        $14.001
  Accumulation Unit Value at end of
   period                                $34.575        $25.002        $21.484        $22.765        $18.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              2              3              2
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $24.614        $21.182        $22.479        $18.040        $13.867
  Accumulation Unit Value at end of
   period                                $33.988        $24.614        $21.182        $22.479        $18.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $24.486        $21.083        $22.385        $17.973        $13.823
  Accumulation Unit Value at end of
   period                                $33.794        $24.486        $21.083        $22.385        $17.973
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $8.805         $8.902         $8.131         $7.871         $7.507
  Accumulation Unit Value at end of
   period                                 $5.323         $8.805         $8.902         $8.131         $7.871
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 85            104            128            139            152
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.805         $8.902         $8.131         $7.871         $7.440
  Accumulation Unit Value at end of
   period                                 $5.323         $8.805         $8.902         $8.131         $7.871
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 85            104            128            139            152
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.703         $8.812         $8.060         $7.815         $7.463
  Accumulation Unit Value at end of
   period                                 $5.253         $8.703         $8.812         $8.060         $7.815
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              6              7              7              9
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $23.310        $26.962        $23.206        $21.889        $17.508
  Accumulation Unit Value at end of
   period                                $14.001        $23.310        $26.962        $23.206        $21.889
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              4              5              5              3
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $23.122        $26.784        $23.088        $21.809        $17.471
  Accumulation Unit Value at end of
   period                                $13.867        $23.122        $26.784        $23.088        $21.809
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $23.059        $26.725        $23.048        $21.783        $17.458
  Accumulation Unit Value at end of
   period                                $13.823        $23.059        $26.725        $23.048        $21.783
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               75

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $24.107        $20.787        $22.104        $17.774        $13.690
  Accumulation Unit Value at end of
   period                                $33.220        $24.107        $20.787        $22.104        $17.774
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              3              4
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $24.107        $20.787        $22.104        $17.774        $13.690
  Accumulation Unit Value at end of
   period                                $33.220        $24.107        $20.787        $22.104        $17.774
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              3              4
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.733        $20.495        $21.826        $17.578        $13.559
  Accumulation Unit Value at end of
   period                                $32.656        $23.733        $20.495        $21.826        $17.578
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              3              4              4
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.733        $20.495        $21.826        $17.578        $13.559
  Accumulation Unit Value at end of
   period                                $32.656        $23.733        $20.495        $21.826        $17.578
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              3              4              4
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $23.609        $20.399        $21.735        $17.513        $13.515
  Accumulation Unit Value at end of
   period                                $32.470        $23.609        $20.399        $21.735        $17.513
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.365        $20.208        $21.552        $17.383        $13.429
  Accumulation Unit Value at end of
   period                                $32.101        $23.365        $20.208        $21.552        $17.383
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --              1              1
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $21.829        $18.889        $20.156        $16.265        $12.572
  Accumulation Unit Value at end of
   period                                $29.977        $21.829        $18.889        $20.156        $16.265
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              8             10             46             16
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.829        $18.889        $20.156        $16.265        $12.572
  Accumulation Unit Value at end of
   period                                $29.977        $21.829        $18.889        $20.156        $16.265
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              8             10             46             16
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.724        $18.807        $20.079        $16.211        $12.536
  Accumulation Unit Value at end of
   period                                $29.817        $21.724        $18.807        $20.079        $16.211
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7             14             16             24             27
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.413        $18.557        $19.832        $16.027        $12.406
  Accumulation Unit Value at end of
   period                                $29.362        $21.413        $18.557        $19.832        $16.027
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              2              2              2

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.873        $26.549        $22.930        $21.704        $17.421
  Accumulation Unit Value at end of
   period                                $13.690        $22.873        $26.549        $22.930        $21.704
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              7              9             10             17
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $22.873        $26.549        $22.930        $21.704        $17.421
  Accumulation Unit Value at end of
   period                                $13.690        $22.873        $26.549        $22.930        $21.704
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              7              9             10             17
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.688        $26.374        $22.813        $21.626        $18.092
  Accumulation Unit Value at end of
   period                                $13.559        $22.688        $26.374        $22.813        $21.626
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              9             10             11             10
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.688        $26.374        $22.813        $21.626        $17.384
  Accumulation Unit Value at end of
   period                                $13.559        $22.688        $26.374        $22.813        $21.626
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              9             10             11             10
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $22.626        $26.315        $22.774        $21.600        $17.372
  Accumulation Unit Value at end of
   period                                $13.515        $22.626        $26.315        $22.774        $21.600
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.504        $26.199        $22.697        $21.547        $18.051
  Accumulation Unit Value at end of
   period                                $13.429        $22.504        $26.199        $22.697        $21.547
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $21.078        $24.551        $21.279        $20.212        $16.940
  Accumulation Unit Value at end of
   period                                $12.572        $21.078        $24.551        $21.279        $20.212
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             33             38             53             66
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.078        $24.551        $21.279        $20.212        $16.280
  Accumulation Unit Value at end of
   period                                $12.572        $21.078        $24.551        $21.279        $20.212
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             33             38             53             66
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.832        $24.301        $21.094        $20.067        $16.842
  Accumulation Unit Value at end of
   period                                $12.406        $20.832        $24.301        $21.094        $20.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              9              9             10             10

76                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.315        $18.481        $19.760        $15.977        $12.374
  Accumulation Unit Value at end of
   period                                $29.212        $21.315        $18.481        $19.760        $15.977
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             12             17             29             30
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $22.646        $19.644        $21.015        $17.000        $13.173
  Accumulation Unit Value at end of
   period                                $31.020        $22.646        $19.644        $21.015        $17.000
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              7              8             11             18
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.947        $17.330        $18.566        $15.042        $11.673
  Accumulation Unit Value at end of
   period                                $27.283        $19.947        $17.330        $18.566        $15.042
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $64.689        $57.171        $70.258        $58.716        $36.167
  Accumulation Unit Value at end of
   period                                $92.095        $64.689        $57.171        $70.258        $58.716
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              7              8              9
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $63.685        $56.369        $69.376        $58.066        $35.820
  Accumulation Unit Value at end of
   period                                $90.531        $63.685        $56.369        $69.376        $58.066
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $63.354        $56.104        $69.084        $57.851        $35.706
  Accumulation Unit Value at end of
   period                                $90.015        $63.354        $56.104        $69.084        $57.851
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $62.372        $55.317        $68.218        $57.211        $35.363
  Accumulation Unit Value at end of
   period                                $88.487        $62.372        $55.317        $68.218        $57.211
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4              5              9             10
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $62.372        $55.317        $68.218        $57.211        $35.363
  Accumulation Unit Value at end of
   period                                $88.487        $62.372        $55.317        $68.218        $57.211
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4              5              9             10
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $61.404        $54.541        $67.361        $56.577        $35.024
  Accumulation Unit Value at end of
   period                                $86.984        $61.404        $54.541        $67.361        $56.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              5              6              6              8
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $61.404        $54.541        $67.361        $56.577        $35.024
  Accumulation Unit Value at end of
   period                                $86.984        $61.404        $54.541        $67.361        $56.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              5              6              6              8

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $57.986        $55.477        $53.119        $50.738        $48.768
  Accumulation Unit Value at end of
   period                                $36.167        $57.986        $55.477        $53.119        $50.738
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             18             25             30             29
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $57.517        $55.111        $52.848        $50.554        $48.664
  Accumulation Unit Value at end of
   period                                $35.820        $57.517        $55.111        $52.848        $50.554
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1              1              1
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $57.361        $54.989        $52.757        $50.493        $48.630
  Accumulation Unit Value at end of
   period                                $35.706        $57.361        $54.989        $52.757        $50.493
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $56.897        $54.626        $52.488        $50.310        $48.526
  Accumulation Unit Value at end of
   period                                $35.363        $56.897        $54.626        $52.488        $50.310
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             23             28             32             38
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $56.897        $54.626        $52.488        $50.310        $48.526
  Accumulation Unit Value at end of
   period                                $35.363        $56.897        $54.626        $52.488        $50.310
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             23             28             32             38
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $56.436        $54.265        $52.219        $50.128        $49.428
  Accumulation Unit Value at end of
   period                                $35.024        $56.436        $54.265        $52.219        $50.128
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             11             14             15             14
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $56.436        $54.265        $52.219        $50.128        $48.423
  Accumulation Unit Value at end of
   period                                $35.024        $56.436        $54.265        $52.219        $50.128
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             11             14             15             14

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               77

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $61.085        $54.284        $67.078        $56.368        $34.912
  Accumulation Unit Value at end of
   period                                $86.489        $61.085        $54.284        $67.078        $56.368
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $60.452        $53.775        $66.516        $55.951        $34.689
  Accumulation Unit Value at end of
   period                                $85.506        $60.452        $53.775        $66.516        $55.951
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $6.166         $5.487         $6.791         $5.715         $3.545
  Accumulation Unit Value at end of
   period                                 $8.717         $6.166         $5.487         $6.791         $5.715
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                204            258            228            269            320
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.166         $5.487         $6.791         $5.715         $3.545
  Accumulation Unit Value at end of
   period                                 $8.717         $6.166         $5.487         $6.791         $5.715
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                204            258            228            269            320
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.136         $5.464         $6.765         $5.696         $3.535
  Accumulation Unit Value at end of
   period                                 $8.670         $6.136         $5.464         $6.765         $5.696
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 64            104            139            189            218
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.048         $5.391         $6.682         $5.632         $3.498
  Accumulation Unit Value at end of
   period                                 $8.538         $6.048         $5.391         $6.682         $5.632
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             14             15             15             18
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.020         $5.369         $6.657         $5.614         $3.489
  Accumulation Unit Value at end of
   period                                 $8.494         $6.020         $5.369         $6.657         $5.614
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                100            167            185            214            254
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $58.591        $52.277        $64.857        $54.719        $34.027
  Accumulation Unit Value at end of
   period                                $82.627        $58.591        $52.277        $64.857        $54.719
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              4              4              6
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.311         $6.533         $8.117         $6.858         $4.271
  Accumulation Unit Value at end of
   period                                $10.294         $7.311         $6.533         $8.117         $6.858
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $56.283        $54.145        $52.130        $50.067        $48.389
  Accumulation Unit Value at end of
   period                                $34.912        $56.283        $54.145        $52.130        $50.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              1
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $55.979        $53.906        $51.952        $49.946        $49.317
  Accumulation Unit Value at end of
   period                                $34.689        $55.979        $53.906        $51.952        $49.946
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              3              3              4
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $5.724         $5.515         $5.317         $5.115         $5.052
  Accumulation Unit Value at end of
   period                                 $3.545         $5.724         $5.515         $5.317         $5.115
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                374            452            612            707            763
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.724         $5.515         $5.317         $5.115         $4.951
  Accumulation Unit Value at end of
   period                                 $3.545         $5.724         $5.515         $5.317         $5.115
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                374            452            612            707            763
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.657         $5.458         $5.271         $5.078         $5.023
  Accumulation Unit Value at end of
   period                                 $3.498         $5.657         $5.458         $5.271         $5.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 43             65             93            105            106
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT TEN
AND THE BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account Ten (the "Account") as of December 31, 2013, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2013, by correspondence with the fund managers; where replies were not received from the fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts disclosed in Note 1 constituting the Hartford Life and Annuity Insurance Company Separate Account Ten as of December 31, 2013, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 28, 2014

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                           PUTNAM VT
                                            PUTNAM VT      AMERICAN
                                            MULTI-CAP     GOVERNMENT
                                           VALUE FUND     INCOME FUND
                                           SUB-ACCOUNT    SUB-ACCOUNT
----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              958,696      3,618,062
                                          =============  =============
  Cost                                      $12,317,850    $39,600,103
                                          =============  =============
  Market value                              $19,040,139    $36,197,093
 Due from Sponsor Company                            --             --
 Receivable from fund shares sold                 4,754          9,268
 Other assets                                         2              1
                                          -------------  -------------
 Total assets                                19,044,895     36,206,362
                                          -------------  -------------
LIABILITIES:
 Due to Sponsor Company                           4,754          9,268
 Payable for fund shares purchased                   --             --
 Other liabilities                                   --             --
                                          -------------  -------------
 Total liabilities                                4,754          9,268
                                          -------------  -------------
NET ASSETS:
 For contract liabilities                   $19,040,141    $36,197,094
                                          =============  =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  712,117      2,003,412
 Minimum unit fair value #*                  $23.333035     $12.705739
 Maximum unit fair value #*                  $28.089581     $19.222599
 Contract liability                         $18,836,523    $35,667,465
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                    7,609         29,780
 Minimum unit fair value #*                  $25.268468     $15.733958
 Maximum unit fair value #*                  $26.772918     $18.056114
 Contract liability                            $203,618       $529,629

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          PUTNAM VT           PUTNAM VT           PUTNAM VT
                                         DIVERSIFIED        GLOBAL ASSET           GLOBAL
                                         INCOME FUND       ALLOCATION FUND       EQUITY FUND
                                         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          8,647,156           3,642,073           5,856,319
                                        =============       =============       =============
  Cost                                    $82,160,034         $51,057,202         $75,087,579
                                        =============       =============       =============
  Market value                            $65,535,811         $68,380,071         $91,698,549
 Due from Sponsor Company                          --                  --                  --
 Receivable from fund shares sold               3,526              10,715              64,437
 Other assets                                      --                  --                   1
                                        -------------       -------------       -------------
 Total assets                              65,539,337          68,390,786          91,762,987
                                        -------------       -------------       -------------
LIABILITIES:
 Due to Sponsor Company                         3,526              10,715              64,437
 Payable for fund shares purchased                 --                  --                  --
 Other liabilities                                  4                   2                  --
                                        -------------       -------------       -------------
 Total liabilities                              3,530              10,717              64,437
                                        -------------       -------------       -------------
NET ASSETS:
 For contract liabilities                 $65,535,807         $68,380,069         $91,698,550
                                        =============       =============       =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #              2,704,660           1,440,924           2,758,254
 Minimum unit fair value #*                $16.728110          $12.062583           $6.824276
 Maximum unit fair value #*                $24.983613          $50.766035          $33.881817
 Contract liability                       $64,349,559         $67,174,679         $89,672,031
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                 49,495              24,232              60,994
 Minimum unit fair value #*                $18.546103          $49.744619           $8.607152
 Maximum unit fair value #*                $24.320779          $49.744619          $33.334304
 Contract liability                        $1,186,248          $1,205,390          $2,026,519

                                          PUTNAM VT           PUTNAM VT           PUTNAM VT
                                          GROWTH AND            GROWTH          GLOBAL HEALTH
                                         INCOME FUND      OPPORTUNITIES FUND      CARE FUND
                                         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          20,445,711          1,091,601           1,573,461
                                        ==============       ============       =============
  Cost                                    $353,207,793         $9,988,251         $16,902,486
                                        ==============       ============       =============
  Market value                            $491,030,524         $9,440,994         $27,895,262
 Due from Sponsor Company                           --                 --              10,247
 Receivable from fund shares sold              131,331                538                  --
 Other assets                                       --                 --                  --
                                        --------------       ------------       -------------
 Total assets                              491,161,855          9,441,532          27,905,509
                                        --------------       ------------       -------------
LIABILITIES:
 Due to Sponsor Company                        131,331                538                  --
 Payable for fund shares purchased                  --                 --              10,247
 Other liabilities                                   2                  3                   3
                                        --------------       ------------       -------------
 Total liabilities                             131,333                541              10,250
                                        --------------       ------------       -------------
NET ASSETS:
 For contract liabilities                 $491,030,522         $9,440,991         $27,895,259
                                        ==============       ============       =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #               7,025,501          1,255,343           1,337,005
 Minimum unit fair value #*                 $13.403387          $5.946710          $12.863972
 Maximum unit fair value #*                 $73.389208         $23.319345          $23.407272
 Contract liability                       $478,182,827         $9,299,013         $27,432,710
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                 181,931             19,056              22,306
 Minimum unit fair value #*                 $14.748668          $7.265569          $18.811684
 Maximum unit fair value #*                 $72.284643          $7.483961          $20.867680
 Contract liability                        $12,847,695           $141,978            $462,549

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            PUTNAM VT
                                               HIGH         PUTNAM VT
                                            YIELD FUND     INCOME FUND
                                           SUB-ACCOUNT     SUB-ACCOUNT
-----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                             9,951,617      6,898,914
                                          ==============  =============
  Cost                                      $105,199,748    $90,711,778
                                          ==============  =============
  Market value                               $70,908,086    $82,764,971
 Due from Sponsor Company                             --             --
 Receivable from fund shares sold                 43,384         49,899
 Other assets                                         --             --
                                          --------------  -------------
 Total assets                                 70,951,470     82,814,870
                                          --------------  -------------
LIABILITIES:
 Due to Sponsor Company                           43,384         49,899
 Payable for fund shares purchased                    --             --
 Other liabilities                                    --              1
                                          --------------  -------------
 Total liabilities                                43,384         49,900
                                          --------------  -------------
NET ASSETS:
 For contract liabilities                    $70,908,086    $82,764,970
                                          ==============  =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 1,413,219      2,244,769
 Minimum unit fair value #*                   $18.041346     $15.424142
 Maximum unit fair value #*                   $53.202780     $39.507660
 Contract liability                          $69,670,800    $79,950,098
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                    24,625         72,749
 Minimum unit fair value #*                   $20.742421     $18.748916
 Maximum unit fair value #*                   $52.371182     $38.946476
 Contract liability                           $1,237,286     $2,814,872

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   PUTNAM VT      PUTNAM VT      PUTNAM VT
                                 INTERNATIONAL  INTERNATIONAL  INTERNATIONAL
                                  VALUE FUND     EQUITY FUND    GROWTH FUND
                                  SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  4,107,291      4,018,069      1,113,101
                                 ============   ============   ============
  Cost                            $43,517,968    $45,479,874    $12,070,934
                                 ============   ============   ============
  Market value                    $45,877,363    $58,025,026    $22,315,093
 Due from Sponsor Company                  --             --          4,787
 Receivable from fund shares
  sold                                  3,601         12,831             --
 Other assets                              --              2             --
                                 ------------   ------------   ------------
 Total assets                      45,880,964     58,037,859     22,319,880
                                 ------------   ------------   ------------
LIABILITIES:
 Due to Sponsor Company                 3,601         12,831             --
 Payable for fund shares
  purchased                                --             --          4,787
 Other liabilities                          1             --             --
                                 ------------   ------------   ------------
 Total liabilities                      3,602         12,831          4,787
                                 ------------   ------------   ------------
NET ASSETS:
 For contract liabilities         $45,877,362    $58,025,028    $22,315,093
                                 ============   ============   ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      2,063,622      2,511,853      1,150,551
 Minimum unit fair value #*         $8.192248      $8.838225      $6.771783
 Maximum unit fair value #*        $22.957230     $24.967460     $20.280696
 Contract liability               $45,008,993    $57,188,534    $22,200,482
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #         38,437         34,218          5,777
 Minimum unit fair value #*        $21.940256     $11.813815     $12.212747
 Maximum unit fair value #*        $22.609087     $24.575152     $19.990024
 Contract liability                  $868,369       $836,494       $114,611

                                                          PUTNAM VT      PUTNAM VT
                                       PUTNAM VT            MONEY        MULTI-CAP
                                     INVESTORS FUND      MARKET FUND    GROWTH FUND
                                      SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT
-------------------------------  ---------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       3,032,573         45,690,678      6,274,303
                                      ============       ============  =============
  Cost                                 $31,987,971        $45,690,678    $77,573,826
                                      ============       ============  =============
  Market value                         $46,768,572        $45,690,678   $194,206,088
 Due from Sponsor Company                       --                 --             --
 Receivable from fund shares
  sold                                      21,241            140,552         85,542
 Other assets                                   --                 14             --
                                      ------------       ------------  -------------
 Total assets                           46,789,813         45,831,244    194,291,630
                                      ------------       ------------  -------------
LIABILITIES:
 Due to Sponsor Company                     21,241            140,552         85,542
 Payable for fund shares
  purchased                                     --                 --             --
 Other liabilities                               3                 --              4
                                      ------------       ------------  -------------
 Total liabilities                          21,244            140,552         85,546
                                      ------------       ------------  -------------
NET ASSETS:
 For contract liabilities              $46,768,569        $45,690,692   $194,206,084
                                      ============       ============  =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           3,431,255         26,988,965      6,283,151
 Minimum unit fair value #*              $1.228677          $0.914941      $5.837242
 Maximum unit fair value #*             $21.804609         $11.481682     $34.551524
 Contract liability                    $45,474,096        $45,064,809   $192,000,664
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #              94,738            360,564         65,886
 Minimum unit fair value #*              $9.804005          $1.735842      $6.365080
 Maximum unit fair value #*             $13.917707          $1.735842     $34.052008
 Contract liability                     $1,294,473           $625,883     $2,205,420

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                     PUTNAM VT
                                                 PUTNAM VT           SMALL CAP
                                               RESEARCH FUND        VALUE FUND
                                                SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                   821,135           1,922,169
                                               =============       =============
  Cost                                            $9,080,673         $23,364,787
                                               =============       =============
  Market value                                   $14,955,650         $40,380,964
 Due from Sponsor Company                                 --                  --
 Receivable from fund shares sold                      1,191              10,428
 Other assets                                              1                   1
                                               -------------       -------------
 Total assets                                     14,956,842          40,391,393
                                               -------------       -------------
LIABILITIES:
 Due to Sponsor Company                                1,191              10,428
 Payable for fund shares purchased                        --                  --
 Other liabilities                                        --                  --
                                               -------------       -------------
 Total liabilities                                     1,191              10,428
                                               -------------       -------------
NET ASSETS:
 For contract liabilities                        $14,955,651         $40,380,965
                                               =============       =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                       813,765           1,180,430
 Minimum unit fair value #*                       $10.766441          $24.213174
 Maximum unit fair value #*                       $22.185072          $38.390244
 Contract liability                              $14,816,952         $39,665,838
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         7,218              21,127
 Minimum unit fair value #*                       $12.536613          $33.043551
 Maximum unit fair value #*                       $19.294102          $34.032064
 Contract liability                                 $138,699            $715,127

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        PUTNAM VT           PUTNAM VT
                                      GEORGE PUTNAM           GLOBAL        PUTNAM VT
                                      BALANCED FUND       UTILITIES FUND   VOYAGER FUND
                                       SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        5,882,337           2,899,133        5,867,446
                                      =============       =============   ==============
  Cost                                  $57,374,749         $35,102,811     $133,146,079
                                      =============       =============   ==============
  Market value                          $54,621,207         $38,354,642     $305,048,672
 Due from Sponsor Company                        --                  --               --
 Receivable from fund shares                 66,464              20,663          134,925
  sold
 Other assets                                    --                   2               --
                                      -------------       -------------   --------------
 Total assets                            54,687,671          38,375,307      305,183,597
                                      -------------       -------------   --------------
LIABILITIES:
 Due to Sponsor Company                      66,464              20,663          134,925
 Payable for fund shares                         --                  --               --
  purchased
 Other liabilities                                1                  --                3
                                      -------------       -------------   --------------
 Total liabilities                           66,465              20,663          134,928
                                      -------------       -------------   --------------
NET ASSETS:
 For contract liabilities               $54,621,206         $38,354,644     $305,048,669
                                      =============       =============   ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            3,734,000           1,329,497        4,071,981
 Minimum unit fair value #*              $11.952144           $9.697514        $7.993842
 Maximum unit fair value #*              $17.895172          $28.846971       $92.095063
 Contract liability                     $53,645,167         $37,092,245     $300,068,280
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               67,620              44,457           56,176
 Minimum unit fair value #*              $13.085880          $12.118814        $8.716611
 Maximum unit fair value #*              $14.526545          $28.421134       $90.708179
 Contract liability                        $976,039          $1,262,399       $4,980,389

                                        PUTNAM VT           PUTNAM VT
                                         CAPITAL              EQUITY
                                   OPPORTUNITIES FUND      INCOME FUND
                                       SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------  ---------------------------------------
ASSETS:
 Investments:
  Number of shares                          511,022            6,614,305
                                      =============       ==============
  Cost                                   $7,393,178          $76,656,129
                                      =============       ==============
  Market value                          $12,022,336         $135,825,498
 Due from Sponsor Company                        --                   --
 Receivable from fund shares                  1,597               43,026
  sold
 Other assets                                    --                   --
                                      -------------       --------------
 Total assets                            12,023,933          135,868,524
                                      -------------       --------------
LIABILITIES:
 Due to Sponsor Company                       1,597               43,026
 Payable for fund shares                         --                   --
  purchased
 Other liabilities                               --                    1
                                      -------------       --------------
 Total liabilities                            1,597               43,027
                                      -------------       --------------
NET ASSETS:
 For contract liabilities               $12,022,336         $135,825,497
                                      =============       ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #              440,940            5,432,586
 Minimum unit fair value #*              $23.957242           $21.052535
 Maximum unit fair value #*              $28.897173           $25.953990
 Contract liability                     $11,954,343         $133,517,918
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                2,471               93,504
 Minimum unit fair value #*              $25.944317           $23.332154
 Maximum unit fair value #*              $27.542723           $24.737506
 Contract liability                         $67,993           $2,307,579

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                 PUTNAM VT
                                               PUTNAM VT         AMERICAN
                                               MULTI-CAP        GOVERNMENT
                                               VALUE FUND       INCOME FUND
                                              SUB-ACCOUNT       SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $232,826         $677,677
                                               ----------        ---------
EXPENSES:
 Administrative charges                           (24,423)         (60,412)
 Mortality and expense risk charges              (224,399)        (531,191)
                                               ----------        ---------
  Total expenses                                 (248,822)        (591,603)
                                               ----------        ---------
  Net investment income (loss)                    (15,996)          86,074
                                               ----------        ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    866,600       (1,010,216)
 Net realized gain on distributions                    --               --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      4,834,127          188,816
                                               ----------        ---------
  Net gain (loss) on investments                5,700,727         (821,400)
                                               ----------        ---------
  Net increase (decrease) in net assets
   resulting from operations                   $5,684,731        $(735,326)
                                               ==========        =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                         PUTNAM VT              PUTNAM VT         PUTNAM VT
                                        DIVERSIFIED           GLOBAL ASSET         GLOBAL
                                        INCOME FUND          ALLOCATION FUND     EQUITY FUND
                                        SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $2,424,678              $1,472,373        $1,521,488
                                        ----------             -----------       -----------
EXPENSES:
 Administrative charges                   (101,657)               (100,431)         (131,429)
 Mortality and expense risk charges       (892,047)               (878,276)       (1,104,522)
                                        ----------             -----------       -----------
  Total expenses                          (993,704)               (978,707)       (1,235,951)
                                        ----------             -----------       -----------
  Net investment income (loss)           1,430,974                 493,666           285,537
                                        ----------             -----------       -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                          (3,999,427)              2,484,031         1,197,339
 Net realized gain on distributions             --                      --                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                               6,925,357               8,415,407        21,757,115
                                        ----------             -----------       -----------
  Net gain (loss) on investments         2,925,930              10,899,438        22,954,454
                                        ----------             -----------       -----------
  Net increase (decrease) in net
   assets resulting from operations     $4,356,904             $11,393,104       $23,239,991
                                        ==========             ===========       ===========

                                         PUTNAM VT              PUTNAM VT             PUTNAM VT
                                         GROWTH AND               GROWTH            GLOBAL HEALTH
                                        INCOME FUND         OPPORTUNITIES FUND        CARE FUND
                                        SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $9,014,450               $58,490              $330,255
                                        ------------            ----------            ----------
EXPENSES:
 Administrative charges                     (700,662)              (12,324)              (37,146)
 Mortality and expense risk charges       (5,924,142)             (108,693)             (329,434)
                                        ------------            ----------            ----------
  Total expenses                          (6,624,804)             (121,017)             (366,580)
                                        ------------            ----------            ----------
  Net investment income (loss)             2,389,646               (62,527)              (36,325)
                                        ------------            ----------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                            15,523,505              (419,404)            1,524,001
 Net realized gain on distributions               --                    --               806,142
 Net unrealized appreciation
  (depreciation) of investments during
  the year                               119,217,047             3,000,410             6,225,000
                                        ------------            ----------            ----------
  Net gain (loss) on investments         134,740,552             2,581,006             8,555,143
                                        ------------            ----------            ----------
  Net increase (decrease) in net
   assets resulting from operations     $137,130,198            $2,518,479            $8,518,818
                                        ============            ==========            ==========

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                  PUTNAM VT
                                    HIGH              PUTNAM VT
                                 YIELD FUND          INCOME FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $5,715,545          $3,863,884
                                -------------       -------------
EXPENSES:
 Administrative charges              (113,315)           (136,214)
 Mortality and expense risk
  charges                            (981,723)         (1,193,132)
                                -------------       -------------
  Total expenses                   (1,095,038)         (1,329,346)
                                -------------       -------------
  Net investment income (loss)      4,620,507           2,534,538
                                -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            (9,813,793)         (2,095,766)
 Net realized gain on
  distributions                            --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      10,092,261              76,010
                                -------------       -------------
  Net gain (loss) on
   investments                        278,468          (2,019,756)
                                -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                      $4,898,975            $514,782
                                =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     PUTNAM VT           PUTNAM VT               PUTNAM VT
                                   INTERNATIONAL       INTERNATIONAL           INTERNATIONAL
                                     VALUE FUND         EQUITY FUND             GROWTH FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $1,282,607            $933,667                $275,722
                                    ------------       -------------            ------------
EXPENSES:
 Administrative charges                  (67,165)            (81,452)                (31,430)
 Mortality and expense risk
  charges                               (580,766)           (715,982)               (270,566)
                                    ------------       -------------            ------------
  Total expenses                        (647,931)           (797,434)               (301,996)
                                    ------------       -------------            ------------
  Net investment income
   (loss)                                634,676             136,233                 (26,274)
                                    ------------       -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (546,613)            989,532               1,481,905
 Net realized gain on
  distributions                               --                  --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          8,485,652          12,016,403               2,611,953
                                    ------------       -------------            ------------
  Net gain (loss) on
   investments                         7,939,039          13,005,935               4,093,858
                                    ------------       -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $8,573,715         $13,142,168              $4,067,584
                                    ============       =============            ============

                                                              PUTNAM VT          PUTNAM VT
                                      PUTNAM VT                 MONEY            MULTI-CAP
                                   INVESTORS FUND            MARKET FUND        GROWTH FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $771,921                 $4,888          $1,325,538
                                    -------------            -----------       -------------
EXPENSES:
 Administrative charges                   (65,875)               (72,120)           (265,716)
 Mortality and expense risk
  charges                                (587,568)              (628,735)         (2,285,284)
                                    -------------            -----------       -------------
  Total expenses                         (653,443)              (700,855)         (2,551,000)
                                    -------------            -----------       -------------
  Net investment income
   (loss)                                 118,478               (695,967)         (1,225,462)
                                    -------------            -----------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 2,320,675                     --          16,685,207
 Net realized gain on
  distributions                                --                     --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          10,569,214                     --          38,453,807
                                    -------------            -----------       -------------
  Net gain (loss) on
   investments                         12,889,889                     --          55,139,014
                                    -------------            -----------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $13,008,367              $(695,967)        $53,913,552
                                    =============            ===========       =============

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                 PUTNAM VT
                                               PUTNAM VT         SMALL CAP
                                             RESEARCH FUND      VALUE FUND
                                              SUB-ACCOUNT       SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $197,950          $393,009
                                               ----------       -----------
EXPENSES:
 Administrative charges                           (21,049)          (54,415)
 Mortality and expense risk charges              (190,715)         (481,167)
                                               ----------       -----------
  Total expenses                                 (211,764)         (535,582)
                                               ----------       -----------
  Net investment income (loss)                    (13,814)         (142,573)
                                               ----------       -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  1,142,951         2,529,218
 Net realized gain on distributions                    --           539,632
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      2,862,864         8,983,584
                                               ----------       -----------
  Net gain (loss) on investments                4,005,815        12,052,434
                                               ----------       -----------
  Net increase (decrease) in net assets
   resulting from operations                   $3,992,001       $11,909,861
                                               ==========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        PUTNAM VT           PUTNAM VT
                                      GEORGE PUTNAM           GLOBAL         PUTNAM VT
                                      BALANCED FUND       UTILITIES FUND    VOYAGER FUND
                                       SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $1,093,339          $1,152,931       $2,852,145
                                        ----------          ----------      -----------
EXPENSES:
 Administrative charges                    (81,076)            (61,160)        (409,970)
 Mortality and expense risk
  charges                                 (703,584)           (519,282)      (3,483,962)
                                        ----------          ----------      -----------
  Total expenses                          (784,660)           (580,442)      (3,893,932)
                                        ----------          ----------      -----------
  Net investment income (loss)             308,679             572,489       (1,041,787)
                                        ----------          ----------      -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (1,517,809)            549,938       23,123,904
 Net realized gain on
  distributions                                 --             757,004               --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        9,789,012           3,042,007       75,091,008
                                        ----------          ----------      -----------
  Net gain (loss) on investments         8,271,203           4,348,949       98,214,912
                                        ----------          ----------      -----------
  Net increase (decrease) in net
   assets resulting from
   operations                           $8,579,882          $4,921,438      $97,173,125
                                        ==========          ==========      ===========

                                        PUTNAM VT        PUTNAM VT
                                         CAPITAL          EQUITY
                                    OPPORTUNITIES FUND  INCOME FUND
                                       SUB-ACCOUNT      SUB-ACCOUNT
----------------------------------  -----------------------------------
INVESTMENT INCOME:
 Dividends                                 $85,899       $2,832,979
                                        ----------      -----------
EXPENSES:
 Administrative charges                    (16,607)        (192,444)
 Mortality and expense risk
  charges                                 (154,372)      (1,689,564)
                                        ----------      -----------
  Total expenses                          (170,979)      (1,882,008)
                                        ----------      -----------
  Net investment income (loss)             (85,080)         950,971
                                        ----------      -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    983,911        8,892,496
 Net realized gain on
  distributions                                 --               --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        2,273,838       25,029,659
                                        ----------      -----------
  Net gain (loss) on investments         3,257,749       33,922,155
                                        ----------      -----------
  Net increase (decrease) in net
   assets resulting from
   operations                           $3,172,669      $34,873,126
                                        ==========      ===========

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                             PUTNAM VT
                                           PUTNAM VT         AMERICAN
                                           MULTI-CAP        GOVERNMENT
                                          VALUE FUND        INCOME FUND
                                          SUB-ACCOUNT       SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(15,996)          $86,074
 Net realized gain (loss) on security
  transactions                                866,600        (1,010,216)
 Net realized gain on distributions                --                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  4,834,127           188,816
                                          -----------       -----------
 Net increase (decrease) in net assets
  resulting from operations                 5,684,731          (735,326)
                                          -----------       -----------
UNIT TRANSACTIONS:
 Purchases                                     79,284           340,943
 Net transfers                                264,808        (2,898,195)
 Surrenders for benefit payments and
  fees                                     (1,582,636)       (4,750,305)
 Other transactions                               (50)              155
 Death benefits                              (325,104)       (1,891,105)
 Net annuity transactions                       6,828               366
                                          -----------       -----------
 Net increase (decrease) in net assets
  resulting from unit transactions         (1,556,870)       (9,198,141)
                                          -----------       -----------
 Net increase (decrease) in net assets      4,127,861        (9,933,467)
NET ASSETS:
 Beginning of year                         14,912,280        46,130,561
                                          -----------       -----------
 End of year                              $19,040,141       $36,197,094
                                          ===========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                         PUTNAM VT              PUTNAM VT         PUTNAM VT
                                        DIVERSIFIED           GLOBAL ASSET          GLOBAL
                                        INCOME FUND          ALLOCATION FUND     EQUITY FUND
                                        SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $1,430,974               $493,666           $285,537
 Net realized gain (loss) on security
  transactions                           (3,999,427)             2,484,031          1,197,339
 Net realized gain on distributions              --                     --                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                6,925,357              8,415,407         21,757,115
                                        -----------            -----------       ------------
 Net increase (decrease) in net assets
  resulting from operations               4,356,904             11,393,104         23,239,991
                                        -----------            -----------       ------------
UNIT TRANSACTIONS:
 Purchases                                  289,115                394,936            383,193
 Net transfers                              830,806             (1,030,269)        (2,018,049)
 Surrenders for benefit payments and
  fees                                   (9,818,680)            (7,913,026)       (10,003,996)
 Other transactions                           9,970                 (1,326)           (62,373)
 Death benefits                          (2,856,234)            (2,657,763)        (2,166,540)
 Net annuity transactions                   248,691                102,513            459,247
                                        -----------            -----------       ------------
 Net increase (decrease) in net assets
  resulting from unit transactions      (11,296,332)           (11,104,935)       (13,408,518)
                                        -----------            -----------       ------------
 Net increase (decrease) in net assets   (6,939,428)               288,169          9,831,473
NET ASSETS:
 Beginning of year                       72,475,235             68,091,900         81,867,077
                                        -----------            -----------       ------------
 End of year                            $65,535,807            $68,380,069        $91,698,550
                                        ===========            ===========       ============

                                         PUTNAM VT               PUTNAM VT          PUTNAM VT
                                         GROWTH AND               GROWTH          GLOBAL HEALTH
                                        INCOME FUND         OPPORTUNITIES FUND      CARE FUND
                                        SUB-ACCOUNT             SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $2,389,646               $(62,527)          $(36,325)
 Net realized gain (loss) on security
  transactions                            15,523,505               (419,404)         1,524,001
 Net realized gain on distributions               --                     --            806,142
 Net unrealized appreciation
  (depreciation) of investments during
  the year                               119,217,047              3,000,410          6,225,000
                                        ------------            -----------        -----------
 Net increase (decrease) in net assets
  resulting from operations              137,130,198              2,518,479          8,518,818
                                        ------------            -----------        -----------
UNIT TRANSACTIONS:
 Purchases                                 1,816,772                 64,956             81,758
 Net transfers                           (11,948,040)               (43,528)           780,555
 Surrenders for benefit payments and
  fees                                   (56,404,398)              (803,479)        (3,335,667)
 Other transactions                         (161,556)                (1,434)             3,719
 Death benefits                          (15,892,894)               (74,008)          (802,527)
 Net annuity transactions                  2,269,674                 31,962            294,985
                                        ------------            -----------        -----------
 Net increase (decrease) in net assets
  resulting from unit transactions       (80,320,442)              (825,531)        (2,977,177)
                                        ------------            -----------        -----------
 Net increase (decrease) in net assets    56,809,756              1,692,948          5,541,641
NET ASSETS:
 Beginning of year                       434,220,766              7,748,043         22,353,618
                                        ------------            -----------        -----------
 End of year                            $491,030,522             $9,440,991        $27,895,259
                                        ============            ===========        ===========

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            PUTNAM VT
                                               HIGH              PUTNAM VT
                                            YIELD FUND          INCOME FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $4,620,507           $2,534,538
 Net realized gain (loss) on security
  transactions                                (9,813,793)          (2,095,766)
 Net realized gain on distributions                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    10,092,261               76,010
                                          --------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                    4,898,975              514,782
                                          --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                       466,225              635,966
 Net transfers                                (3,856,913)          (1,787,144)
 Surrenders for benefit payments and
  fees                                       (10,411,778)         (13,965,592)
 Other transactions                              (49,176)               2,514
 Death benefits                               (2,885,009)          (3,916,916)
 Net annuity transactions                        (27,173)             836,601
                                          --------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions           (16,763,824)         (18,194,571)
                                          --------------       --------------
 Net increase (decrease) in net assets       (11,864,849)         (17,679,789)
NET ASSETS:
 Beginning of year                            82,772,935          100,444,759
                                          --------------       --------------
 End of year                                 $70,908,086          $82,764,970
                                          ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          PUTNAM VT           PUTNAM VT           PUTNAM VT
                                        INTERNATIONAL       INTERNATIONAL       INTERNATIONAL
                                         VALUE FUND          EQUITY FUND         GROWTH FUND
                                         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $634,676            $136,233            $(26,274)
 Net realized gain (loss) on security
  transactions                               (546,613)            989,532           1,481,905
 Net realized gain on distributions                --                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  8,485,652          12,016,403           2,611,953
                                        -------------       -------------       -------------
 Net increase (decrease) in net assets
  resulting from operations                 8,573,715          13,142,168           4,067,584
                                        -------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                    299,725             407,512             116,953
 Net transfers                             (1,517,725)         (1,398,783)           (209,449)
 Surrenders for benefit payments and
  fees                                     (6,135,717)         (7,209,024)         (2,494,623)
 Other transactions                              (628)             17,044                (200)
 Death benefits                            (1,299,542)         (1,425,604)           (327,482)
 Net annuity transactions                     345,168             182,228              48,554
                                        -------------       -------------       -------------
 Net increase (decrease) in net assets
  resulting from unit transactions         (8,308,719)         (9,426,627)         (2,866,247)
                                        -------------       -------------       -------------
 Net increase (decrease) in net assets        264,996           3,715,541           1,201,337
NET ASSETS:
 Beginning of year                         45,612,366          54,309,487          21,113,756
                                        -------------       -------------       -------------
 End of year                              $45,877,362         $58,025,028         $22,315,093
                                        =============       =============       =============

                                                                        PUTNAM VT            PUTNAM VT
                                                    PUTNAM VT             MONEY              MULTI-CAP
                                                 INVESTORS FUND        MARKET FUND          GROWTH FUND
                                                   SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                          $118,478            $(695,967)        $(1,225,462)
 Net realized gain (loss) on security
  transactions                                        2,320,675                   --          16,685,207
 Net realized gain on distributions                          --                   --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                           10,569,214                   --          38,453,807
                                                  -------------       --------------       -------------
 Net increase (decrease) in net assets
  resulting from operations                          13,008,367             (695,967)         53,913,552
                                                  -------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                                              407,721            1,042,994             715,540
 Net transfers                                       (1,092,378)          14,881,663          (4,622,781)
 Surrenders for benefit payments and
  fees                                               (6,206,980)         (21,139,190)        (20,711,835)
 Other transactions                                       1,934              (22,859)            (14,665)
 Death benefits                                      (1,704,853)          (1,580,649)         (4,127,633)
 Net annuity transactions                               282,483              224,400             418,323
                                                  -------------       --------------       -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                   (8,312,073)          (6,593,641)        (28,343,051)
                                                  -------------       --------------       -------------
 Net increase (decrease) in net assets                4,696,294           (7,289,608)         25,570,501
NET ASSETS:
 Beginning of year                                   42,072,275           52,980,300         168,635,583
                                                  -------------       --------------       -------------
 End of year                                        $46,768,569          $45,690,692        $194,206,084
                                                  =============       ==============       =============

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                     PUTNAM VT
                                                 PUTNAM VT           SMALL CAP
                                               RESEARCH FUND        VALUE FUND
                                                SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $(13,814)          $(142,573)
 Net realized gain (loss) on security
  transactions                                     1,142,951           2,529,218
 Net realized gain on distributions                       --             539,632
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         2,862,864           8,983,584
                                               -------------       -------------
 Net increase (decrease) in net assets
  resulting from operations                        3,992,001          11,909,861
                                               -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                            93,958             150,634
 Net transfers                                      (717,606)           (430,637)
 Surrenders for benefit payments and
  fees                                            (2,045,363)         (4,162,530)
 Other transactions                                       11                (912)
 Death benefits                                     (481,756)           (663,500)
 Net annuity transactions                             61,717             263,631
                                               -------------       -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (3,089,039)         (4,843,314)
                                               -------------       -------------
 Net increase (decrease) in net assets               902,962           7,066,547
NET ASSETS:
 Beginning of year                                14,052,689          33,314,418
                                               -------------       -------------
 End of year                                     $14,955,651         $40,380,965
                                               =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                               PUTNAM VT           PUTNAM VT
                                             GEORGE PUTNAM           GLOBAL             PUTNAM VT
                                             BALANCED FUND       UTILITIES FUND        VOYAGER FUND
                                              SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $308,679            $572,489           $(1,041,787)
 Net realized gain (loss) on security
  transactions                                  (1,517,809)            549,938            23,123,904
 Net realized gain on distributions                     --             757,004                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       9,789,012           3,042,007            75,091,008
                                             -------------       -------------        --------------
 Net increase (decrease) in net assets
  resulting from operations                      8,579,882           4,921,438            97,173,125
                                             -------------       -------------        --------------
UNIT TRANSACTIONS:
 Purchases                                         257,782             288,272             1,375,488
 Net transfers                                    (507,831)         (1,168,299)           (6,830,525)
 Surrenders for benefit payments and
  fees                                          (6,756,950)         (5,560,108)          (32,107,348)
 Other transactions                                     42                (517)                3,998
 Death benefits                                 (2,197,773)         (1,448,375)           (7,203,754)
 Net annuity transactions                          141,499             266,217               306,747
                                             -------------       -------------        --------------
 Net increase (decrease) in net assets
  resulting from unit transactions              (9,063,231)         (7,622,810)          (44,455,394)
                                             -------------       -------------        --------------
 Net increase (decrease) in net assets            (483,349)         (2,701,372)           52,717,731
NET ASSETS:
 Beginning of year                              55,104,555          41,056,016           252,330,938
                                             -------------       -------------        --------------
 End of year                                   $54,621,206         $38,354,644          $305,048,669
                                             =============       =============        ==============

                                               PUTNAM VT           PUTNAM VT
                                                CAPITAL              EQUITY
                                          OPPORTUNITIES FUND      INCOME FUND
                                              SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(85,080)            $950,971
 Net realized gain (loss) on security
  transactions                                     983,911            8,892,496
 Net realized gain on distributions                     --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       2,273,838           25,029,659
                                             -------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                      3,172,669           34,873,126
                                             -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                          20,568              708,771
 Net transfers                                     159,632             (298,700)
 Surrenders for benefit payments and
  fees                                          (1,411,902)         (17,628,053)
 Other transactions                                      9              (72,139)
 Death benefits                                   (134,285)          (3,204,994)
 Net annuity transactions                           22,588              480,093
                                             -------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions              (1,343,390)         (20,015,022)
                                             -------------       --------------
 Net increase (decrease) in net assets           1,829,279           14,858,104
NET ASSETS:
 Beginning of year                              10,193,057          120,967,393
                                             -------------       --------------
 End of year                                   $12,022,336         $135,825,497
                                             =============       ==============

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                      PUTNAM VT
                                  PUTNAM VT           AMERICAN
                                  MULTI-CAP          GOVERNMENT
                                 VALUE FUND          INCOME FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(127,117)           $650,578
 Net realized gain (loss) on
  security transactions               242,635            (482,380)
 Net realized gain on
  distributions                            --           6,825,315
 Net unrealized appreciation
  (depreciation) of
  investments during the year       1,987,537          (6,663,295)
                                -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        2,103,055             330,218
                                -------------       -------------
UNIT TRANSACTIONS:
 Purchases                             45,938             297,488
 Net transfers                       (444,728)            (21,189)
 Surrenders for benefit
  payments and fees                (1,526,465)         (6,106,692)
 Other transactions                       174               2,817
 Death benefits                      (301,529)         (1,827,166)
 Net annuity transactions             (29,423)             99,299
                                -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (2,256,033)         (7,555,443)
                                -------------       -------------
 Net increase (decrease) in
  net assets                         (152,978)         (7,225,225)
NET ASSETS:
 Beginning of year                 15,065,258          53,355,786
                                -------------       -------------
 End of year                      $14,912,280         $46,130,561
                                =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 PUTNAM VT                PUTNAM VT            PUTNAM VT
                                DIVERSIFIED              GLOBAL ASSET            GLOBAL
                                INCOME FUND            ALLOCATION FUND        EQUITY FUND
                                SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $3,267,264                 $(296,478)            $437,142
 Net realized gain (loss) on
  security transactions           (4,117,080)                1,224,070           (2,127,286)
 Net realized gain on
  distributions                           --                        --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      8,003,942                 7,627,995           15,909,241
                               -------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       7,154,126                 8,555,587           14,219,097
                               -------------            --------------       --------------
UNIT TRANSACTIONS:
 Purchases                           841,694                   619,349              394,329
 Net transfers                     1,354,823                  (943,543)          (3,368,228)
 Surrenders for benefit
  payments and fees               (7,948,117)               (7,461,951)          (7,310,909)
 Other transactions                    2,718                     3,066                1,587
 Death benefits                   (3,039,452)               (3,113,399)          (2,412,652)
 Net annuity transactions            (37,083)                  (34,806)             (17,311)
                               -------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (8,825,417)              (10,931,284)         (12,713,184)
                               -------------            --------------       --------------
 Net increase (decrease) in
  net assets                      (1,671,291)               (2,375,697)           1,505,913
NET ASSETS:
 Beginning of year                74,146,526                70,467,597           80,361,164
                               -------------            --------------       --------------
 End of year                     $72,475,235               $68,091,900          $81,867,077
                               =============            ==============       ==============

                                 PUTNAM VT                 PUTNAM VT           PUTNAM VT
                                 GROWTH AND                 GROWTH           GLOBAL HEALTH
                                INCOME FUND           OPPORTUNITIES FUND       CARE FUND
                                SUB-ACCOUNT               SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $2,627,805                 $(88,470)            $24,478
 Net realized gain (loss) on
  security transactions            (2,013,640)              (1,039,260)            735,340
 Net realized gain on
  distributions                            --                       --           1,869,836
 Net unrealized appreciation
  (depreciation) of
  investments during the year      71,315,717                2,280,923           1,571,494
                               --------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       71,929,882                1,153,193           4,201,148
                               --------------            -------------       -------------
UNIT TRANSACTIONS:
 Purchases                          2,649,077                   46,700             168,063
 Net transfers                    (12,046,651)                 313,432             (39,818)
 Surrenders for benefit
  payments and fees               (43,499,928)                (792,496)         (2,468,162)
 Other transactions                    14,842                      630               1,757
 Death benefits                   (15,438,609)                (197,158)           (932,425)
 Net annuity transactions             (31,707)                  (5,804)             (2,027)
                               --------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (68,352,976)                (634,696)         (3,272,612)
                               --------------            -------------       -------------
 Net increase (decrease) in
  net assets                        3,576,906                  518,497             928,536
NET ASSETS:
 Beginning of year                430,643,860                7,229,546          21,425,082
                               --------------            -------------       -------------
 End of year                     $434,220,766               $7,748,043         $22,353,618
                               ==============            =============       =============

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                  PUTNAM VT
                                     HIGH              PUTNAM VT
                                  YIELD FUND          INCOME FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $5,442,322           $4,030,241
 Net realized gain (loss) on
  security transactions            (10,425,991)          (2,085,561)
 Net realized gain on
  distributions                             --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       16,397,056            7,392,400
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        11,413,387            9,337,080
                                --------------       --------------
UNIT TRANSACTIONS:
 Purchases                             288,537              659,319
 Net transfers                       2,249,732            2,630,237
 Surrenders for benefit
  payments and fees                 (9,619,601)         (12,959,298)
 Other transactions                      7,305               13,908
 Death benefits                     (2,933,439)          (4,739,809)
 Net annuity transactions              242,051              199,654
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (9,765,415)         (14,195,989)
                                --------------       --------------
 Net increase (decrease) in
  net assets                         1,647,972           (4,858,909)
NET ASSETS:
 Beginning of year                  81,124,963          105,303,668
                                --------------       --------------
 End of year                       $82,772,935         $100,444,759
                                ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 PUTNAM VT           PUTNAM VT           PUTNAM VT
                               INTERNATIONAL       INTERNATIONAL       INTERNATIONAL
                                VALUE FUND          EQUITY FUND         GROWTH FUND
                                SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $869,824            $553,986             $74,179
 Net realized gain (loss) on
  security transactions           (2,465,425)           (874,146)          1,225,845
 Net realized gain on
  distributions                           --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      9,985,185          10,337,457           2,474,844
                               -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       8,389,584          10,017,297           3,774,868
                               -------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                           204,746             253,378              49,448
 Net transfers                    (2,638,870)         (1,959,203)         (1,080,559)
 Surrenders for benefit
  payments and fees               (4,918,033)         (5,376,191)         (1,944,034)
 Other transactions                     (250)              3,416                 103
 Death benefits                   (1,504,374)         (1,443,099)           (467,842)
 Net annuity transactions            (12,070)            (11,464)             (1,670)
                               -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (8,868,851)         (8,533,163)         (3,444,554)
                               -------------       -------------       -------------
 Net increase (decrease) in
  net assets                        (479,267)          1,484,134             330,314
NET ASSETS:
 Beginning of year                46,091,633          52,825,353          20,783,442
                               -------------       -------------       -------------
 End of year                     $45,612,366         $54,309,487         $21,113,756
                               =============       =============       =============

                                                          PUTNAM VT            PUTNAM VT
                                      PUTNAM VT             MONEY              MULTI-CAP
                                   INVESTORS FUND        MARKET FUND          GROWTH FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $44,383            $(816,504)         $(1,619,652)
 Net realized gain (loss) on
  security transactions                   570,861                   --           11,732,265
 Net realized gain on
  distributions                                --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           5,682,260                   --           14,983,040
                                    -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            6,297,504             (816,504)          25,095,653
                                    -------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                183,885              527,415              922,317
 Net transfers                         (1,294,373)           7,503,289           (5,730,023)
 Surrenders for benefit
  payments and fees                    (4,652,632)         (17,430,115)         (15,211,143)
 Other transactions                         1,372                  980                8,391
 Death benefits                        (1,394,557)          (2,741,650)          (4,217,292)
 Net annuity transactions                   5,724               22,161               19,528
                                    -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (7,150,581)         (12,117,920)         (24,208,222)
                                    -------------       --------------       --------------
 Net increase (decrease) in
  net assets                             (853,077)         (12,934,424)             887,431
NET ASSETS:
 Beginning of year                     42,925,352           65,914,724          167,748,152
                                    -------------       --------------       --------------
 End of year                          $42,072,275          $52,980,300         $168,635,583
                                    =============       ==============       ==============

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                           PUTNAM VT
                                       PUTNAM VT           SMALL CAP
                                     RESEARCH FUND        VALUE FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(29,577)          $(251,840)
 Net realized gain (loss) on
  security transactions                    560,857           1,439,865
 Net realized gain on
  distributions                                 --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,724,333           3,885,432
                                     -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,255,613           5,073,457
                                     -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                  82,210              93,242
 Net transfers                            (548,855)         (1,161,850)
 Surrenders for benefit
  payments and fees                     (1,722,010)         (3,582,743)
 Other transactions                              7               2,031
 Death benefits                           (499,279)           (739,814)
 Net annuity transactions                  (14,825)            (56,884)
                                     -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,702,752)         (5,446,018)
                                     -------------       -------------
 Net increase (decrease) in
  net assets                              (447,139)           (372,561)
NET ASSETS:
 Beginning of year                      14,499,828          33,686,979
                                     -------------       -------------
 End of year                           $14,052,689         $33,314,418
                                     =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      PUTNAM VT           PUTNAM VT
                                    GEORGE PUTNAM           GLOBAL             PUTNAM VT
                                    BALANCED FUND       UTILITIES FUND        VOYAGER FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $449,500          $1,179,072           $(2,753,119)
 Net realized gain (loss) on
  security transactions                (2,831,900)            (67,143)           16,599,115
 Net realized gain on
  distributions                                --                  --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           8,409,223             600,135            19,099,391
                                    -------------       -------------        --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            6,026,823           1,712,064            32,945,387
                                    -------------       -------------        --------------
UNIT TRANSACTIONS:
 Purchases                                273,617             346,896             1,552,160
 Net transfers                            320,304          (1,705,435)           (7,242,200)
 Surrenders for benefit
  payments and fees                    (6,031,452)         (4,859,337)          (27,109,910)
 Other transactions                         2,583               2,009                (3,255)
 Death benefits                        (2,176,071)         (1,645,448)           (7,454,748)
 Net annuity transactions                 (56,042)            146,092                56,288
                                    -------------       -------------        --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (7,667,061)         (7,715,223)          (40,201,665)
                                    -------------       -------------        --------------
 Net increase (decrease) in
  net assets                           (1,640,238)         (6,003,159)           (7,256,278)
NET ASSETS:
 Beginning of year                     56,744,793          47,059,175           259,587,216
                                    -------------       -------------        --------------
 End of year                          $55,104,555         $41,056,016          $252,330,938
                                    =============       =============        ==============

                                           PUTNAM VT           PUTNAM VT
                                            CAPITAL              EQUITY
                                      OPPORTUNITIES FUND      INCOME FUND
                                          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $(98,209)          $1,331,847
 Net realized gain (loss) on
  security transactions                        702,208            5,059,466
 Net realized gain on
  distributions                                     --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                  747,829           13,643,290
                                         -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                                 1,351,828           20,034,603
                                         -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                      37,980              671,468
 Net transfers                                (919,602)          (2,447,469)
 Surrenders for benefit
  payments and fees                         (1,110,231)         (13,094,854)
 Other transactions                                (42)                  85
 Death benefits                               (323,194)          (4,024,018)
 Net annuity transactions                        2,578             (155,910)
                                         -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                         (2,312,511)         (19,050,698)
                                         -------------       --------------
 Net increase (decrease) in
  net assets                                  (960,683)             983,905
NET ASSETS:
 Beginning of year                          11,153,740          119,983,488
                                         -------------       --------------
 End of year                               $10,193,057         $120,967,393
                                         =============       ==============

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

1.   ORGANIZATION:

    Separate Account Ten (the "Account") is a separate investment account established by Hartford Life and Annuity Insurance Company (the "Sponsor Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

    The Account is comprised of the following Sub-Accounts: the Putnam VT Multi-Cap Value Fund, Putnam VT American Government Income Fund, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Growth and Income Fund, Putnam VT Growth Opportunities Fund, Putnam VT Global Health Care Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Value Fund, Putnam VT International Equity Fund, Putnam VT International Growth Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT Multi-Cap Growth Fund, Putnam VT Research Fund, Putnam VT Small Cap Value Fund, Putnam VT George Putnam Balanced Fund, Putnam VT Global Utilities Fund, Putnam VT Voyager Fund, Putnam VT Capital Opportunities Fund, and Putnam VT Equity Income Fund.

    The Sub-Accounts are invested in mutual funds (the "Funds") of the same name.

    Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company's other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2.   SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP):

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate contained within the financial statements are the fair value measurements.

       e) MORTALITY RISK -- The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company.

       f) FAIR VALUE MEASUREMENTS -- The Sub-Accounts' investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the December 31, 2013 closing net asset value as determined by the appropriate Fund manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

-------------------------------------------------------------------------------

       Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open-ended management investment companies ("mutual funds").

       Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2013, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the years ended December 31, 2013 and 2012.

       g) ACCOUNTING FOR UNCERTAIN TAX POSITIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2013. The 2007 through 2013 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

       h) MERGED FUNDS -- The results of Merged Funds ("Merged Funds") are combined with the results of the surviving Fund in the Statement of Operations and Statement of Changes in Net Assets.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Each Sub-account is charged certain fees, according to contract terms, as follows:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges and, with respect to the Account, receives a maximum annual fee of 1.50% of the Sub-Account's average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

       b) TAX EXPENSE CHARGES -- If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract's average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account's average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) ADMINISTRATIVE CHARGES -- The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.20% of the Sub-Account's average daily net assets for these services. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

       d) ANNUAL MAINTENANCE FEES -- An annual maintenance fee up to a maximum of $30 may be charged. These charges are deducted through a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

       e) RIDER CHARGES -- The Sponsor Company will charge an expense for various rider charges, which are either included in the mortality and expense risk charges in the accompanying statements of operations or the surrenders for benefit payments and fees in the accompanying statements of changes in net assets. For further detail regarding specific product rider charges, please refer to Note 6, Financial Highlights.

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2013 were as follows:

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
Putnam VT Multi-Cap Value Fund                         $2,031,740     $3,604,608
Putnam VT American Government Income Fund               1,597,519     10,709,588
Putnam VT Diversified Income Fund                       4,336,987     14,202,342
Putnam VT Global Asset Allocation Fund                  2,597,069     13,208,339
Putnam VT Global Equity Fund                            2,783,905     15,906,886
Putnam VT Growth and Income Fund                        9,961,887     87,892,680
Putnam VT Growth Opportunities Fund                       746,467      1,634,524
Putnam VT Global Health Care Fund                       2,744,033      4,951,390
Putnam VT High Yield Fund                               7,365,546     19,508,863
Putnam VT Income Fund                                   5,708,907     21,368,940
Putnam VT International Value Fund                      1,940,018      9,614,058
Putnam VT International Equity Fund                     1,714,109     11,004,504
Putnam VT International Growth Fund                       869,888      3,762,406
Putnam VT Investors Fund                                1,661,253      9,854,848
Putnam VT Money Market Fund                            18,785,941     26,075,576
Putnam VT Multi-Cap Growth Fund                         2,161,176     31,729,681
Putnam VT Research Fund                                   645,664      3,748,520
Putnam VT Small Cap Value Fund                          3,830,885      8,277,142
Putnam VT George Putnam Balanced Fund                   2,917,895     11,672,445
Putnam VT Global Utilities Fund                         2,182,104      8,475,422
Putnam VT Voyager Fund                                  4,666,410     50,163,588
Putnam VT Capital Opportunities Fund                    2,301,956      3,730,424
Putnam VT Equity Income Fund                            5,244,980     24,309,030

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2013 were as follows:

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
Putnam VT Multi-Cap Value
 Fund                                87,988       159,141           (71,153)
Putnam VT American Government
 Income Fund                         66,413       580,638          (514,225)
Putnam VT Diversified Income
 Fund                               122,151       616,961          (494,810)
Putnam VT Global Asset
 Allocation Fund                     51,510       336,950          (285,440)
Putnam VT Global Equity Fund        173,328       644,531          (471,203)
Putnam VT Growth and Income
 Fund                               120,670     1,483,738        (1,363,068)
Putnam VT Growth
 Opportunities Fund                 114,629       250,779          (136,150)
Putnam VT Global Health Care
 Fund                               120,961       287,543          (166,582)
Putnam VT High Yield Fund            55,109       405,210          (350,101)
Putnam VT Income Fund               108,645       648,129          (539,484)
Putnam VT International Value
 Fund                                80,701       518,081          (437,380)
Putnam VT International
 Equity Fund                         76,122       583,820          (507,698)
Putnam VT International
 Growth Fund                         46,073       223,587          (177,514)
Putnam VT Investors Fund            119,515       847,102          (727,587)
Putnam VT Money Market Fund      11,630,763    16,067,598        (4,436,835)
Putnam VT Multi-Cap Growth
 Fund                               103,372     1,265,823        (1,162,451)
Putnam VT Research Fund              33,987       242,590          (208,603)
Putnam VT Small Cap Value
 Fund                               120,870       287,083          (166,213)

-------------------------------------------------------------------------------

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
Putnam VT George Putnam
 Balanced Fund                      167,916       845,679          (677,763)
Putnam VT Global Utilities
 Fund                                42,455       324,976          (282,521)
Putnam VT Voyager Fund              198,166     1,071,863          (873,697)
Putnam VT Capital
 Opportunities Fund                 100,060       154,111           (54,051)
Putnam VT Equity Income Fund        169,450     1,085,867          (916,417)

    The changes in units outstanding for the year ended December 31, 2012 were as follows:

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
Putnam VT Multi-Cap Value
 Fund                                46,986       173,006          (126,020)
Putnam VT American Government
 Income Fund                        174,223       595,301          (421,078)
Putnam VT Diversified Income
 Fund                               101,153       531,590          (430,437)
Putnam VT Global Asset
 Allocation Fund                     48,681       350,006          (301,325)
Putnam VT Global Equity Fund         19,181       630,229          (611,048)
Putnam VT Growth and Income
 Fund                                81,100     1,555,922        (1,474,822)
Putnam VT Growth
 Opportunities Fund                 229,714       352,205          (122,491)
Putnam VT Global Health Care
 Fund                                61,568       303,218          (241,650)
Putnam VT High Yield Fund           166,870       402,185          (235,315)
Putnam VT Income Fund               124,301       575,719          (451,418)
Putnam VT International Value
 Fund                                32,425       578,170          (545,745)
Putnam VT International
 Equity Fund                         45,400       578,535          (533,135)
Putnam VT International
 Growth Fund                         21,535       259,549          (238,014)
Putnam VT Investors Fund             65,339       826,326          (760,987)
Putnam VT Money Market Fund      10,712,473    17,547,275        (6,834,802)
Putnam VT Multi-Cap Growth
 Fund                                85,825     1,285,466        (1,199,641)
Putnam VT Research Fund              36,219       249,230          (213,011)
Putnam VT Small Cap Value
 Fund                                73,183       311,234          (238,051)
Putnam VT George Putnam
 Balanced Fund                      142,584       792,460          (649,876)
Putnam VT Global Utilities
 Fund                                33,574       351,634          (318,060)
Putnam VT Voyager Fund              185,956       958,733          (772,777)
Putnam VT Capital
 Opportunities Fund                  67,980       185,861          (117,881)
Putnam VT Equity Income Fund        105,910     1,197,860        (1,091,950)

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios representing the lowest and highest contract charges for each of the periods presented within each Sub-Account that had outstanding units as of and for the period ended December 31, 2013. The unit value range presented below represents the unit values of the highest and lowest contract charges, therefore a specific Sub-Account unit value may be outside of the range presented in this table. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the funds merged into the surviving fund.

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP VALUE
 FUND
 2013                                 719,726      $23.333035      to      $28.089581         $19,040,141
 2012                                 790,879       16.830544      to       19.910198          14,912,280
 2011                                 916,899       14.835977      to       17.252929          15,065,258
 2010                               1,130,701       16.024881      to       17.972516          19,824,418
 2009                               1,211,301       13.237073      to       14.625136          17,343,452
PUTNAM VT AMERICAN GOVERNMENT
 INCOME FUND
 2013                               2,033,192       12.705739      to       19.222599          36,197,094
 2012                               2,547,417       13.116268      to       19.443176          46,130,561
 2011                               2,968,495       13.229816      to       19.213110          53,355,786
 2010                               3,366,100       12.727002      to       18.112993          57,396,271
 2009                               3,660,012       13.923431      to       17.357982          60,125,681
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2013                               2,754,155       18.579157      to       24.983613          65,535,807
 2012                               3,248,965       17.704317      to       23.394300          72,475,235
 2011                               3,679,402       16.309098      to       21.176909          74,146,526
 2010                               4,266,993       17.303702      to       22.078510          89,704,243
 2009                               4,995,047       14.242472      to       19.782591          94,175,117
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2013                               1,465,156       19.326280      to       50.766035          68,380,069
 2012                               1,750,596       16.599445      to       42.890029          68,091,900
 2011                               2,051,921       14.918326      to       37.915858          70,467,597
 2010                               2,333,731       15.375875      to       38.438845          81,029,276
 2009                               2,745,953        8.536656      to       33.835483          82,703,168
PUTNAM VT GLOBAL EQUITY FUND
 2013                               2,819,248       10.549442      to       33.881817          91,698,550
 2012                               3,290,451       15.606930      to       25.917415          81,867,077
 2011                               3,901,499        5.869876      to       21.771333          80,361,164
 2010                               4,351,873        6.332214      to        8.557805          97,098,697
 2009                               5,135,426        5.911013      to        7.838199         104,890,909
PUTNAM VT GROWTH AND INCOME
 FUND
 2013                               7,207,432       20.498539      to       73.389208         491,030,522
 2012                               8,570,500       15.521526      to       54.607194         434,220,766
 2011                              10,045,322       13.384684      to       46.272900         430,643,860
 2010                              11,837,113       14.420678      to       48.988600         536,791,816
 2009                              14,057,664        8.401932      to       43.239146         560,134,969
PUTNAM VT GROWTH
 OPPORTUNITIES FUND
 2013                               1,274,399        6.544749      to        7.967830           9,440,991
 2012                               1,410,549        4.929045      to        5.890821           7,748,043
 2011                               1,533,040        4.298695      to        5.046286           7,229,546
 2010                               1,786,525        4.597253      to        5.298840           8,875,873
 2009                               1,991,162        4.017854      to        4.549877           8,529,960

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP VALUE
 FUND
 2013                           0.95%     to       2.45%      1.31%     to       1.56%      38.64%     to       41.08%
 2012                           0.95%     to       2.45%      0.38%     to       0.63%      13.44%     to       15.40%
 2011                           0.95%     to       2.45%      0.09%     to       0.53%      (7.42)%    to       (5.77)%
 2010                           0.95%     to       2.45%      0.25%     to       0.28%      21.06%     to       22.89%
 2009                           0.95%     to       2.45%      0.31%     to       0.34%      35.64%     to       37.69%
PUTNAM VT AMERICAN GOVERNMENT
 INCOME FUND
 2013                           0.95%     to       2.70%      1.34%     to       1.47%      (3.13)%    to       (1.13)%
 2012                           0.95%     to       2.70%      2.46%     to       2.83%      (0.86)%    to        1.20%
 2011                           0.95%     to       2.70%      3.61%     to       4.21%       3.95%     to        6.07%
 2010                           0.95%     to       2.70%      7.86%     to       7.86%       2.36%     to        4.35%
 2009                           0.95%     to       2.45%      2.64%     to       4.10%      18.07%     to       20.20%
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2013                           0.95%     to       2.70%      3.17%     to       3.85%       4.94%     to        6.79%
 2012                           0.95%     to       2.70%      5.50%     to       6.17%       8.55%     to       10.47%
 2011                           0.95%     to       2.70%      9.62%     to      12.30%      (5.75)%    to       (3.94)%
 2010                           0.95%     to       2.70%     14.46%     to      14.46%       9.67%     to       11.61%
 2009                           0.95%     to       2.45%      6.93%     to       7.17%      51.60%     to       53.89%
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2013                           0.95%     to       2.60%        --      to       1.81%      16.43%     to       18.36%
 2012                           0.95%     to       2.60%      0.74%     to       0.97%      11.27%     to       13.12%
 2011                           0.95%     to       2.60%      4.40%     to       4.72%      (2.98)%    to       (1.12)%
 2010                           0.95%     to       2.60%      5.62%     to       5.62%      11.75%     to       13.61%
 2009                           0.95%     to       2.45%      5.87%     to       5.87%      31.94%     to       33.93%
PUTNAM VT GLOBAL EQUITY FUND
 2013                           0.95%     to       2.45%        --      to       1.71%      28.78%     to       30.73%
 2012                           0.95%     to       2.40%      1.61%     to       2.08%      17.33%     to       19.04%
 2011                           0.95%     to       2.50%      1.92%     to       2.16%      (7.30)%    to       (5.68)%
 2010                           0.95%     to       2.50%      2.17%     to       2.36%       7.13%     to        9.18%
 2009                           0.95%     to       2.50%      0.18%     to       0.18%      26.76%     to       28.93%
PUTNAM VT GROWTH AND INCOME
 FUND
 2013                           0.95%     to       2.70%      1.65%     to       1.69%      32.07%     to       34.39%
 2012                           0.95%     to       2.70%      1.70%     to       2.04%      15.96%     to       18.01%
 2011                           0.95%     to       2.70%      1.23%     to       1.64%      (7.18)%    to       (5.34)%
 2010                           0.95%     to       2.70%      1.22%     to       1.59%      11.33%     to       13.30%
 2009                           0.95%     to       2.50%      2.59%     to       2.65%      26.61%     to       28.59%
PUTNAM VT GROWTH
 OPPORTUNITIES FUND
 2013                           0.95%     to       2.50%      0.48%     to       0.68%      32.78%     to       35.26%
 2012                           0.95%     to       2.50%      0.08%     to       0.31%      14.66%     to       16.74%
 2011                           0.95%     to       2.50%      0.16%     to       0.40%      (6.49)%    to       (4.77)%
 2010                           0.95%     to       2.50%      0.21%     to       0.46%      14.42%     to       16.46%
 2009                           0.95%     to       2.50%      0.80%     to       1.08%      37.38%     to       39.93%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE
 FUND
 2013                               1,359,311      $12.863972      to      $23.407272         $27,895,259
 2012                               1,525,893        9.310321      to       16.643604          22,353,618
 2011                               1,767,543        7.807342      to       13.708392          21,425,082
 2010                               2,012,183        8.100536      to       13.963974          24,961,418
 2009                               2,396,056        8.105558      to       13.729931          29,392,754
PUTNAM VT HIGH YIELD FUND
 2013                               1,437,844       19.840585      to       53.202780          70,908,086
 2012                               1,787,945       18.899002      to       49.798949          82,772,935
 2011                               2,023,260       16.736625      to       43.336427          81,124,963
 2010                               2,406,724       16.898316      to       18.704313          95,366,729
 2009                               2,875,552       14.391867      to       16.485852         100,863,217
PUTNAM VT INCOME FUND
 2013                               2,317,518       17.534742      to       39.507660          82,764,970
 2012                               2,857,002       17.683696      to       39.152048         100,444,759
 2011                               3,308,420       16.405029      to       35.691255         105,303,668
 2010                               3,866,736       16.051323      to       17.508658         117,257,648
 2009                               4,383,992       13.136631      to       16.036517         121,881,941
PUTNAM VT INTERNATIONAL VALUE
 FUND
 2013                               2,102,059       16.268891      to       22.957230          45,877,362
 2012                               2,539,439       13.676161      to       18.964001          45,612,366
 2011                               3,085,184       11.544659      to       15.730838          46,091,633
 2010                               3,691,236       13.757115      to       18.419594          64,599,441
 2009                               4,428,102       10.540549      to       17.358747          73,189,290
PUTNAM VT INTERNATIONAL
 EQUITY FUND
 2013                               2,546,071       16.600950      to       24.967460          58,025,028
 2012                               3,053,769       13.316760      to       19.681103          54,309,487
 2011                               3,586,904       11.221763      to       16.297177          52,825,353
 2010                               4,208,201       12.853502      to       13.879937          75,419,754
 2009                               4,959,866        8.820492      to       11.767913          81,752,433
PUTNAM VT INTERNATIONAL
 GROWTH FUND
 2013                               1,156,328       11.098770      to       20.280696          22,315,093
 2012                               1,333,842        9.299473      to       16.731662          21,113,756
 2011                               1,571,856        7.879477      to       13.958887          20,783,442
 2010                               1,834,961        9.840756      to       17.164599          29,964,411
 2009                               2,110,935        8.992189      to       15.443568          30,987,013
PUTNAM VT INVESTORS FUND
 2013                               3,525,993       14.131373      to       20.933378          46,768,569
 2012                               4,253,580       10.557859      to       15.915669          42,072,275
 2011                               5,014,567        9.123193      to       13.995607          42,925,352
 2010                               5,861,433        8.117615      to       14.372782          50,633,566
 2009                               7,038,858        5.472803      to        7.173646          53,943,878

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE
 FUND
 2013                           0.95%     to       2.50%      1.12%     to       1.29%      38.17%     to       40.64%
 2012                           0.95%     to       2.50%      1.33%     to       1.61%      19.25%     to       21.41%
 2011                           0.95%     to       2.50%      0.88%     to       1.40%      (3.62)%    to       (1.83)%
 2010                           0.95%     to       2.50%      1.77%     to       2.16%      (0.06)%    to        1.71%
 2009                           0.95%     to       2.50%        --      to         --       22.89%     to       25.26%
PUTNAM VT HIGH YIELD FUND
 2013                           0.95%     to       2.70%      6.73%     to       6.78%       4.98%     to        6.84%
 2012                           0.95%     to       2.70%      7.48%     to       7.99%      12.92%     to       14.91%
 2011                           0.95%     to       2.70%      7.67%     to       8.55%      (0.96)%    to        0.88%
 2010                           0.95%     to       2.70%      8.36%     to       8.36%      11.01%     to       13.46%
 2009                           0.95%     to       2.45%      9.77%     to      10.76%      46.55%     to       48.89%
PUTNAM VT INCOME FUND
 2013                           0.95%     to       2.70%      3.61%     to       3.94%      (0.84)%    to        0.91%
 2012                           0.95%     to       2.70%      4.95%     to       5.37%       7.79%     to        9.70%
 2011                           0.95%     to       2.70%      8.87%     to       8.98%       2.20%     to        4.16%
 2010                           0.95%     to       2.70%     10.33%     to      11.13%       6.94%     to        9.18%
 2009                           0.95%     to       2.45%      5.71%     to       5.96%      43.11%     to       45.83%
PUTNAM VT INTERNATIONAL VALUE
 FUND
 2013                           0.95%     to       2.70%      2.50%     to       3.07%      18.96%     to       21.06%
 2012                           0.95%     to       2.70%      3.01%     to       3.34%      18.46%     to       20.55%
 2011                           0.95%     to       2.70%      2.53%     to       2.98%     (16.08)%    to      (14.34)%
 2010                           0.95%     to       2.70%      2.72%     to       3.40%       4.27%     to        6.11%
 2009                           0.95%     to       2.45%        --      to         --       23.14%     to       25.00%
PUTNAM VT INTERNATIONAL
 EQUITY FUND
 2013                           0.95%     to       2.70%      1.33%     to       1.46%      24.66%     to       26.86%
 2012                           0.95%     to       2.70%      2.19%     to       2.42%      18.67%     to       20.76%
 2011                           0.95%     to       2.70%      3.21%     to       3.58%     (19.15)%    to      (17.50)%
 2010                           0.95%     to       2.70%      2.65%     to       3.69%       7.10%     to        9.23%
 2009                           0.95%     to       2.45%        --      to         --       21.62%     to       23.82%
PUTNAM VT INTERNATIONAL
 GROWTH FUND
 2013                           0.95%     to       2.50%      1.02%     to       1.03%      19.35%     to       21.21%
 2012                           0.95%     to       2.50%      1.43%     to       1.69%      18.02%     to       19.86%
 2011                           0.95%     to       2.50%      2.39%     to       2.61%     (19.93)%    to      (18.43)%
 2010                           0.95%     to       2.50%      2.84%     to       2.85%       9.44%     to       11.14%
 2009                           0.95%     to       2.50%      1.54%     to       3.63%      34.95%     to       37.06%
PUTNAM VT INVESTORS FUND
 2013                           0.95%     to       2.70%      1.49%     to       1.57%      31.53%     to       33.85%
 2012                           0.95%     to       2.70%      1.31%     to       1.53%      13.72%     to       15.73%
 2011                           0.95%     to       2.70%      1.11%     to       1.56%      (2.62)%    to       (0.66)%
 2010                           0.95%     to       2.70%      1.00%     to       1.53%      10.89%     to       13.16%
 2009                           0.95%     to       2.50%      1.16%     to       1.70%      27.59%     to       29.94%

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND
 2013                              27,349,529       $0.905585      to       $1.172870         $45,690,692
 2012                              31,786,364        0.927970      to        1.183878          52,980,300
 2011                              38,621,166        0.947126      to        1.815304          65,914,724
 2010                              43,334,555        0.971006      to        1.206390          75,447,026
 2009                              53,985,008        0.995207      to        1.217437          95,402,177
PUTNAM VT MULTI-CAP GROWTH
 FUND
 2013                               6,349,037       21.634576      to       34.551524         194,206,084
 2012                               7,511,488       16.290208      to       25.565298         168,635,583
 2011                               8,711,129       14.333546      to       22.104549         167,748,152
 2010                              10,183,061       15.514809      to       23.510743         205,318,622
 2009                               8,590,105        4.533921      to       19.852452         152,545,219
PUTNAM VT RESEARCH FUND
 2013                                 820,983       19.599689      to       21.296751          14,955,651
 2012                               1,029,586       14.836863      to       16.405928          14,052,689
 2011                               1,242,597       12.702366      to       14.293521          14,499,828
 2010                               1,513,625       10.219184      to       14.946184          17,937,348
 2009                               1,784,952        6.603882      to        8.847236          18,434,647
PUTNAM VT SMALL CAP VALUE
 FUND
 2013                               1,201,557       24.213174      to       38.390244          40,380,965
 2012                               1,367,770       17.818061      to       27.683408          33,314,418
 2011                               1,605,821       15.580789      to       23.725662          33,686,979
 2010                               1,975,605       16.801794      to       25.091129          43,947,396
 2009                               2,189,068       14.568669      to       20.054991          39,175,903
PUTNAM VT GEORGE PUTNAM
 BALANCED FUND
 2013                               3,801,620       15.556560      to       17.172841          54,621,206
 2012                               4,479,383       13.257464      to       14.939439          55,104,555
 2011                               5,129,259       11.867897      to       13.638585          56,744,793
 2010                               5,997,897       11.646114      to       13.634455          65,401,550
 2009                               7,105,167        8.709196      to       10.573412          70,691,065
PUTNAM VT GLOBAL UTILITIES
 FUND
 2013                               1,373,954        9.697514      to       28.846971          38,354,644
 2012                               1,656,475        8.731641      to       25.587121          41,056,016
 2011                               1,974,535        8.518872      to       24.592016          47,059,175
 2010                               2,329,299        9.229351      to       26.245866          59,383,030
 2009                               2,818,050        9.287905      to       26.019410          71,331,380
PUTNAM VT VOYAGER FUND
 2013                               4,128,157       24.496633      to       92.095063         305,048,669
 2012                               5,001,854       17.510142      to       64.688566         252,330,938
 2011                               5,774,631       15.748479      to       57.171402         259,587,216
 2010                               6,734,711       11.775880      to       19.695563         370,120,314
 2009                               7,822,368        6.642601      to        9.818731         360,126,601
PUTNAM VT CAPITAL
 OPPORTUNITIES FUND
 2013                                 443,411       23.957242      to       28.897173          12,022,336
 2012                                 497,462       18.308157      to       21.707790          10,193,057
 2011                                 615,343       16.339458      to       19.107999          11,153,740
 2010                                 668,616       17.843215      to       20.081865          13,078,063
 2009                                 581,053       14.123001      to       15.650760           8,863,458

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND
 2013                           0.95%     to       2.45%        --      to       0.01%      (2.41)%    to       (0.93)%
 2012                           0.95%     to       2.45%      0.01%     to       0.01%      (2.41)%    to       (0.94)%
 2011                           0.95%     to       2.50%      0.01%     to       0.01%      (2.46)%    to       (0.94)%
 2010                           0.95%     to       2.50%      0.04%     to       0.04%      (2.43)%    to       (0.91)%
 2009                           0.95%     to       2.50%      0.22%     to       0.28%      (2.27)%    to       (0.60)%
PUTNAM VT MULTI-CAP GROWTH
 FUND
 2013                           0.95%     to       2.70%      0.50%     to       0.51%      32.81%     to       35.15%
 2012                           0.95%     to       2.70%      0.24%     to       0.54%      13.65%     to       15.66%
 2011                           0.95%     to       2.70%      0.25%     to       0.40%      (7.61)%    to       (5.78)%
 2010                           0.95%     to       2.70%      0.20%     to       0.27%      16.38%     to       18.43%
 2009                           0.95%     to       2.50%      0.35%     to       0.40%      28.88%     to       30.89%
PUTNAM VT RESEARCH FUND
 2013                           0.95%     to       2.70%      1.08%     to       1.13%      29.81%     to       32.10%
 2012                           0.95%     to       2.70%      1.03%     to       1.62%      14.78%     to       16.80%
 2011                           0.95%     to       2.70%      0.79%     to       1.22%      (4.37)%    to       (2.35)%
 2010                           0.95%     to       2.70%      0.91%     to       1.41%      13.28%     to       15.51%
 2009                           0.95%     to       2.45%      1.10%     to       1.61%      29.96%     to       32.28%
PUTNAM VT SMALL CAP VALUE
 FUND
 2013                           0.95%     to       2.70%      0.88%     to       0.94%      35.89%     to       38.68%
 2012                           0.95%     to       2.70%      0.45%     to       0.70%      14.36%     to       16.68%
 2011                           0.95%     to       2.70%      0.49%     to       0.73%      (7.27)%    to       (5.44)%
 2010                           0.95%     to       2.70%      0.26%     to       0.55%      22.63%     to       25.11%
 2009                           0.95%     to       2.50%      1.70%     to       2.08%      28.28%     to       30.59%
PUTNAM VT GEORGE PUTNAM
 BALANCED FUND
 2013                           0.95%     to       2.70%      1.69%     to       1.93%      14.95%     to       17.34%
 2012                           0.95%     to       2.70%      1.85%     to       1.93%       9.54%     to       11.71%
 2011                           0.95%     to       2.70%      2.12%     to       2.48%       0.03%     to        1.90%
 2010                           0.95%     to       2.70%      4.53%     to       5.63%       7.88%     to       10.15%
 2009                           0.95%     to       2.45%      4.41%     to       4.95%      22.59%     to       24.69%
PUTNAM VT GLOBAL UTILITIES
 FUND
 2013                           0.95%     to       2.45%      2.42%     to       2.42%      11.06%     to       12.74%
 2012                           0.95%     to       2.45%      3.42%     to       3.62%       2.50%     to        4.05%
 2011                           0.95%     to       2.45%      3.55%     to       3.82%      (7.70)%    to       (6.09)%
 2010                           0.95%     to       2.45%      3.75%     to       4.03%      (0.63)%    to        0.87%
 2009                           0.95%     to       2.45%      4.63%     to       4.63%       4.76%     to        6.34%
PUTNAM VT VOYAGER FUND
 2013                           0.95%     to       2.70%      0.78%     to       0.80%      39.90%     to       42.37%
 2012                           0.95%     to       2.70%      0.33%     to       0.38%      11.19%     to       13.15%
 2011                           0.95%     to       2.70%        --      to       0.30%     (20.04)%    to      (18.42)%
 2010                           0.95%     to       2.70%      0.97%     to       1.53%      17.58%     to       19.93%
 2009                           0.95%     to       2.50%      0.91%     to       1.15%      59.85%     to       62.74%
PUTNAM VT CAPITAL
 OPPORTUNITIES FUND
 2013                           0.95%     to       2.45%      0.64%     to       0.83%      30.86%     to       33.12%
 2012                           0.95%     to       2.45%      0.36%     to       0.67%      11.60%     to       13.61%
 2011                           0.95%     to       2.50%      0.13%     to       0.34%      (8.43)%    to       (6.77)%
 2010                           0.95%     to       2.50%      0.23%     to       0.25%      26.34%     to       28.31%
 2009                           0.95%     to       2.50%      0.60%     to       0.91%      42.03%     to       44.24%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND
 2013                               5,526,090      $21.052535      to      $25.953990        $135,825,497
 2012                               6,442,507       16.333709      to       19.741335         120,967,393
 2011                               7,534,457       14.065274      to       16.660867         119,983,488
 2010                               8,694,117       14.178081      to       16.151679         137,627,217
 2009                               9,979,226       13.066945      to       14.480341         142,080,105

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND
 2013                           0.95%     to       2.70%      1.94%     to       2.32%      28.89%     to       31.47%
 2012                           0.95%     to       2.70%      2.26%     to       2.61%      16.13%     to       18.49%
 2011                           0.95%     to       2.70%      1.82%     to       2.34%      (0.80)%    to        1.11%
 2010                           0.95%     to       2.70%      1.64%     to       1.97%       9.61%     to       11.54%
 2009                           0.95%     to       2.50%      1.22%     to       1.22%      24.30%     to       26.25%

    * This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.
   ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
  *** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.
    # Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.

RIDERS:

    The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various rider charges:

       MAV/EPB Death Benefit Charge maximum of 0.30%

       The Hartford's Principal First Charge maximum of 0.75%

       The Hartford's Principal First Preferred Charge maximum of 0.20%

       Optional Death Benefit Charge maximum of 0.15%

       Earnings Protection Benefit Charge maximum of 0.20%

    These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners' accounts as specified in the product prospectus.

7.  SUBSEQUENT EVENTS:

    Management has evaluated events subsequent to December 31, 2013 and through the financial statement issuance date of March 28, 2014, noting there are no subsequent events requiring adjustment or disclosure in the financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT
FINANCIAL STATEMENTS -- STATUTORY-BASIS

As of December 31, 2013 and 2012, and for the Years Ended December 31, 2013, 2012 and 2011

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               TABLE OF CONTENTS

                                                                          PAGE:
--------------------------------------------------------------------------------
Independent Auditors' Report                                                 F-2
Financial Statements -- Statutory-Basis:
 Admitted Assets, Liabilities and Capital and Surplus                        F-3
 Statements of Operations                                                    F-4
 Statements of Changes in Capital and Surplus                                F-5
 Statements of Cash Flows                                                    F-6
 Notes to Statutory-Basis Financial Statements                               F-7

[DELOITTE LOGO]                                                     DELOITTE & TOUCHE LLP
                                                                    CityPlaceI, 32ndFloor
                                                                    185 Asylum Street
                                                                    Hartford,CT 06103-3402
                                                                    USA
                                                                    Tel:+1 860 725 3000
                                                                    Fax:+1860 725 3500
                                                                    www.deloitte.com

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory-basis financial statements of Hartford Life and Annuity Insurance Company (the "Company"), which comprise the statutory-basis statements of admitted assets, liabilities, and capital and surplus as of December 31, 2013 and 2012, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2013, and the related notes to the statutory-basis financial statements.

Management's Responsibility for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of these statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these statutory-basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory-basis financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the statutory-basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of the accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory-basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 2 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Insurance Department of the State of Connecticut.

The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 2 to the statutory-basis financial statements and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory-basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2013 and 2012, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2013.

Opinion on Statutory Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013, in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut as described in Note 2 to the statutory-basis financial statements.

/s/ Deloitte & Touche LLP

April 25, 2014

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
              ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS
                               (STATUTORY-BASIS)

                                                     AS OF DECEMBER 31,
                                                2013                   2012
--------------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds                                       $6,607,547,375        $13,760,107,102
 Common and preferred stocks                    127,419,027            833,792,149
 Mortgage loans on real estate                  748,644,757            907,375,838
 Real estate                                     24,138,440             24,674,594
 Contract loans                                 113,618,103            375,218,562
 Cash and short-term investments              1,073,189,919          2,012,782,902
 Derivatives                                    733,869,075            673,239,577
 Other invested assets                          412,748,837            279,355,350
                                          -----------------      -----------------
          TOTAL CASH AND INVESTED ASSETS      9,841,175,533         18,866,546,074
                                          -----------------      -----------------
 Investment income due and accrued              147,796,682            200,098,931
 Amounts recoverable for reinsurance             13,042,870            226,878,415
 Federal income tax recoverable                   4,563,265                     --
 Net deferred tax asset                         246,175,000            394,723,616
 Receivables from parent, subsidiaries
  and affiliates                                         --             13,512,043
 Other assets                                    87,962,342            157,051,791
 Separate Account assets                     44,216,206,885         45,851,885,131
                                          -----------------      -----------------
                   TOTAL ADMITTED ASSETS    $54,556,922,577        $65,710,696,001
                                          -----------------      -----------------
LIABILITIES
 Aggregate reserves for future benefits      $3,888,279,333         $9,208,744,094
 Liability for deposit-type contracts         1,359,149,615          1,543,283,228
 Policy and contract claim liabilities           17,654,042             74,111,929
 Asset valuation reserve                         43,221,943            162,571,194
 Interest maintenance reserve                    11,100,036             88,321,743
 Payables to parent, subsidiaries and
  affiliates                                     33,588,068             35,894,640
 Accrued expense allowances and other
  amounts due from Separate Accounts           (439,117,332)          (670,087,726)
 Funds held under reinsurance treaties
  with unauthorized reinsurers                  255,906,441          2,981,569,933
 Payable for investment repurchase
  program                                                --          1,614,859,275
 Collateral on derivatives                      184,976,453            467,830,775
 Other liabilities                            1,905,349,635          1,325,497,396
 Separate Account liabilities                44,216,206,885         45,851,885,131
                                          -----------------      -----------------
                       TOTAL LIABILITIES     51,476,315,119         62,684,481,612
                                          -----------------      -----------------
CAPITAL AND SURPLUS
 Common stock -- par value $1,250 per
  share, 3,000 shares authorized, 2,000
  shares issued and outstanding                   2,500,000              2,500,000
 Aggregate write-ins for other than
  special surplus funds                         356,288,911            169,606,804
 Gross paid-in and contributed surplus        1,724,153,661          2,771,903,231
 Unassigned surplus                             997,664,886             82,204,354
                                          -----------------      -----------------
               TOTAL CAPITAL AND SURPLUS      3,080,607,458          3,026,214,389
                                          -----------------      -----------------
       TOTAL LIABILITIES AND CAPITAL AND
                                 SURPLUS    $54,556,922,577        $65,710,696,001
                                          -----------------      -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY-BASIS)

                                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                              2013                      2012                     2011
---------------------------------------------------------------------------------------------------------------------------------
REVENUES
 Premiums and annuity considerations                       $(2,982,594,824)          $1,288,798,535           $1,401,142,759
 Net investment income                                         347,140,114              687,977,036              637,017,383
 Commissions and expense allowances on reinsurance
  ceded                                                        237,724,234               49,989,787               34,051,212
 Reserve adjustments on reinsurance ceded                  (11,525,149,849)          (8,032,092,137)          (7,279,328,984)
 Fee income                                                  1,091,315,212            1,206,201,964            1,366,934,784
 Other revenues                                                (32,644,968)              22,453,259               13,413,968
                                                      --------------------       ------------------       ------------------
                                      TOTAL REVENUES       (12,864,210,081)          (4,776,671,556)          (3,826,768,878)
                                                      --------------------       ------------------       ------------------
BENEFITS AND EXPENSES
 Death and annuity benefits                                    320,204,707              759,877,305              703,019,683
 Disability and other benefits                                   3,947,333                8,161,076                9,127,886
 Surrenders and other fund withdrawals                        (155,831,892)             305,668,254              331,833,655
 Commissions and expense allowances                            452,981,544              468,295,588              523,282,542
 (Decrease) increase in aggregate reserves for life
  and accident and health policies                          (5,487,457,401)            (378,937,282)           2,416,785,246
 General insurance expenses                                     87,609,648              354,659,954              308,877,214
 Net transfers from Separate Accounts                       (9,917,191,960)          (7,601,449,859)          (7,446,610,318)
 Modified coinsurance adjustment on reinsurance
  assumed                                                     (242,324,170)            (292,387,321)            (201,842,919)
 IMR adjustment on reinsurance ceded                          (515,239,930)                      --                       --
 Other expenses                                                286,342,487              125,643,377              230,507,595
                                                      --------------------       ------------------       ------------------
                         TOTAL BENEFITS AND EXPENSES       (15,166,959,634)          (6,250,468,908)          (3,125,019,416)
                                                      --------------------       ------------------       ------------------
      NET GAIN (LOSS) FROM OPERATIONS BEFORE FEDERAL
                        INCOME TAX (BENEFIT) EXPENSE         2,302,749,553            1,473,797,352             (701,749,462)
 Federal income tax (benefit) expense                         (220,692,418)             323,855,226              115,068,345
                                                      --------------------       ------------------       ------------------
                     NET GAIN (LOSS) FROM OPERATIONS         2,523,441,971            1,149,942,126             (816,817,807)
                                                      --------------------       ------------------       ------------------
 Net realized capital losses, after tax                     (1,801,673,490)            (438,565,374)             (41,037,858)
                                                      --------------------       ------------------       ------------------
                                   NET INCOME (LOSS)          $721,768,481             $711,376,752            $(857,855,665)
                                                      --------------------       ------------------       ------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY-BASIS)

                                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                                 2013                    2012                    2011
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- PAR VALUE $1,250 PER SHARE, 3,000 SHARES
 AUTHORIZED, 2,000 SHARES ISSUED AND OUTSTANDING
 Balance, beginning and end of year                               $2,500,000              $2,500,000              $2,500,000
                                                           -----------------       -----------------       -----------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS
 Balance, beginning of year                                    2,771,903,231           2,893,378,493           2,890,696,495
 Capital (return) contribution                                (1,047,749,570)           (121,475,262)              2,681,998
                                                           -----------------       -----------------       -----------------
                                     BALANCE, END OF YEAR      1,724,153,661           2,771,903,231           2,893,378,493
                                                           -----------------       -----------------       -----------------
AGGREGATE WRITE-INS FOR OTHER THAN SPECIAL SURPLUS FUNDS
 Balance, beginning of year                                      169,606,804             174,887,393             182,105,606
 Amortization and decreases of gain on inforce
  reinsurance                                                   (215,694,859)             (5,280,589)             (7,218,213)
 Additions to gain on inforce reinsurance                        402,376,966                      --                      --
                                                           -----------------       -----------------       -----------------
                                     BALANCE, END OF YEAR        356,288,911             169,606,804             174,887,393
                                                           -----------------       -----------------       -----------------
UNASSIGNED FUNDS
 Balance, beginning of year                                       82,204,354             684,067,442             805,765,945
 Net income (loss)                                               721,768,481             711,376,752            (857,855,665)
 Change in net unrealized capital (losses) gains on
  common stocks and other invested assets                       (154,476,512)           (106,980,222)            352,961,532
 Change in net unrealized foreign exchange capital
  gains(losses)                                                  363,986,509            (823,914,426)            265,927,783
 Change in net deferred income tax                              (375,254,834)             72,756,668             499,609,022
 Change in asset valuation reserve                               119,349,251              16,922,045            (162,934,104)
 Change in nonadmitted assets                                    240,087,637            (648,630,747)           (219,410,471)
 Cumulative effect of change in accounting principles                     --             176,605,742                      --
 Change in liability for reinsurance in unauthorized
  companies                                                               --                   1,100                   3,400
                                     BALANCE, END OF YEAR        997,664,886              82,204,354             684,067,442
                                                           -----------------       -----------------       -----------------
CAPITAL AND SURPLUS
                                     BALANCE, END OF YEAR     $3,080,607,458          $3,026,214,389          $3,931,439,070
                                                           -----------------       -----------------       -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY-BASIS)

                                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                                 2013                    2012                    2011
---------------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Premiums and annuity considerations                             $15,820,221          $1,289,285,920          $1,399,332,372
 Net investment income                                           364,733,620             702,155,801             613,946,357
 Reserve adjustments on reinsurance                          (11,525,149,849)         (8,032,092,137)         (7,279,328,984)
 Miscellaneous income                                          1,635,924,081           1,261,070,634           1,409,156,457
                                                           -----------------       -----------------       -----------------
  Total income                                                (9,508,671,927)         (4,779,579,782)         (3,856,893,798)
                                                           -----------------       -----------------       -----------------
 Benefits paid                                                  (377,328,461)            861,678,272           1,061,260,232
 Federal income tax payments (recoveries)                         47,256,686             (75,830,891)           (115,479,588)
 Net transfers from Separate Accounts                        (10,148,162,354)         (7,815,822,328)         (7,863,768,436)
 Other expenses                                                  997,622,493           1,837,953,351              64,878,126
                                                           -----------------       -----------------       -----------------
  Total benefits and expenses                                 (9,480,611,636)         (5,192,021,596)         (6,853,109,666)
                                                           -----------------       -----------------       -----------------
     NET CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES        (28,060,291)            412,441,814           2,996,215,868
                                                           -----------------       -----------------       -----------------
INVESTING ACTIVITIES
 PROCEEDS FROM INVESTMENTS SOLD, MATURED OR REPAID
 Bonds                                                         6,037,482,299           6,156,517,642           5,209,426,005
 Common and preferred stocks                                     342,055,826             199,580,266              53,875,698
 Mortgage loans                                                    5,855,121              69,995,071              34,571,199
 Derivatives and other                                           158,163,292              33,818,042             251,024,069
                                                           -----------------       -----------------       -----------------
  Total investment proceeds                                    6,543,556,538           6,459,911,021           5,548,896,971
                                                           -----------------       -----------------       -----------------
 COST OF INVESTMENTS ACQUIRED
 Bonds                                                         3,576,442,582           8,537,855,101           6,908,483,885
 Common and preferred stocks                                      55,567,364              15,489,335             146,121,947
 Mortgage loans                                                   27,000,000             316,475,000             256,825,000
 Real estate                                                         589,238                 236,398                      --
 Derivatives and other                                         1,270,287,989           1,207,268,735             119,866,202
                                                           -----------------       -----------------       -----------------
  Total investments acquired                                   4,929,887,173          10,077,324,569           7,431,297,034
                                                           -----------------       -----------------       -----------------
 Net increase in contract loans                                   (7,915,459)              4,563,280               6,146,082
                                                           -----------------       -----------------       -----------------
                   NET CASH USED FOR INVESTING ACTIVITIES      1,621,584,824          (3,621,976,828)         (1,888,546,145)
                                                           -----------------       -----------------       -----------------
FINANCING AND MISCELLANEOUS ACTIVITIES
 Return of capital and paid in surplus                        (1,049,578,625)                     --                      --
 Funds held under reinsurance treaties with unauthorized
  reinsurers                                                  (2,725,663,492)            428,824,026             552,976,734
 Collateral (paid) received on investment repurchase
  program                                                     (1,614,859,275)          1,614,859,275                      --
 Net other cash provided (used)                                2,856,983,877                (909,087)            (54,575,550)
                                                           -----------------       -----------------       -----------------
            NET CASH (USED FOR) PROVIDED BY FINANCING AND
                                 MISCELLANEOUS ACTIVITIES     (2,533,117,515)          2,042,774,214             498,401,184
                                                           -----------------       -----------------       -----------------
Net (decrease) increase in cash and short-term
 investments                                                    (939,592,982)         (1,166,760,800)          1,606,070,907
 CASH AND SHORT-TERM INVESTMENTS, beginning of year            2,012,782,902           3,179,543,702           1,573,472,795
                                                           -----------------       -----------------       -----------------
             CASH AND SHORT-TERM INVESTMENTS, END OF YEAR     $1,073,189,920          $2,012,782,902          $3,179,543,702
                                                           -----------------       -----------------       -----------------
Note: Supplemental disclosures of cash flow information
 for non-cash transactions:
 IMR adjustment on reinsurance ceded                             515,239,930                      --                      --
 Capital contribution from parent to settle intercompany
  balances related to stock compensation                           1,924,751               5,189,550               2,681,998
 Capital contribution to subsidiary to settle
  intercompany balances related to stock compensation                177,694               2,721,550               1,736,296
 Noncash transfer of premiums for the reinsurance
  transaction                                                  2,983,414,000                      --
 Noncash transfer of bonds for the reinsurance
  transaction                                                 (5,305,075,000)                     --
 Noncash transfer of contract loans for the reinsurance
  transaction                                                    253,685,000                      --
 Noncash transfer of mortgage loans for the reinsurance
  transaction                                                   (184,962,000)                     --
 Noncash transfer of investment income for the
  reinsurance transaction                                        (63,149,000)                     --
 Noncash transfer of deposit liabilities for the
  reinsurance transaction                                         24,594,000                      --
 Noncash transfer of funds withheld for the reinsurance
  transaction                                                  2,768,953,000                      --
 Noncash transfer other for the reinsurance transaction           29,910,000                      --

                       SEE NOTES TO FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2013 AND 2012 AND 2011

--------------------------------------------------------------------------------

1.  ORGANIZATION AND DESCRIPTION OF BUSINESS

Hartford Life and Annuity Insurance Company ("HLAI" or the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

On March 21, 2012, the Company's ultimate parent, The Hartford, announced that it had decided to focus on its property and casualty, group benefits and mutual funds businesses. As a result, The Hartford ceased selling its individual annuity products in the second quarter of 2012. In addition, The Hartford sold its individual life, retirement plans and Woodbury Financial Services businesses on January 2, 2013, January 1, 2013, and November 30, 2012, respectively. See Notes 6 and 13.

The Company maintains a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying statutory-basis financial statements of HLAI have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the State of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by the State of Connecticut.

A difference prescribed by Connecticut state law allows the Company to receive a reinsurance reserve credit for a reinsurance treaty that provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed by the Department is shown below for the years ended December 31:

                                                                2013                    2012                     2011
---------------------------------------------------------------------------------------------------------------------------------
NET INCOME (LOSS), STATE OF CONNECTICUT BASIS                  $721,768,481            $711,376,752            $(857,855,665)
State prescribed practice:
Reinsurance reserve credit (as described above)                (180,280,857)            (88,280,194)             161,739,538
                                                          -----------------       -----------------       ------------------
                                                               (180,280,857)            (88,280,194)             161,739,538
                             NET INCOME (LOSS), NAIC SAP      $ 902,049,338           $ 799,656,946         $ (1,019,595,203)
                                                          -----------------       -----------------       ------------------
Statutory capital and surplus, State of Connecticut          $3,080,607,458          $3,026,214,389           $3,931,439,071
 Basis
State prescribed practice:
Less: Reinsurance reserve credit (as described above)           127,493,929             307,774,786              396,054,980
                                                          -----------------       -----------------       ------------------
                                                                127,493,929             307,774,786              396,054,980
                 STATUTORY CAPITAL AND SURPLUS, NAIC SAP    $ 2,953,113,529         $ 2,718,439,603          $ 3,535,384,091
                                                          -----------------       -----------------       ------------------

The Company does not follow any other prescribed or permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life, accident and health, and fixed and variable annuity policies; evaluation of other-than-temporary impairments; valuation of derivatives; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts recorded are adequate.

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

Accounting practices and procedures as prescribed or permitted by the Department are different in certain material respects from accounting principles generally accepted in the United States of America ("GAAP"). The more significant differences are:

(1) for statutory purposes, policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements are charged to expense when incurred rather than capitalized and amortized for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the National Association of Insurance Commissioners ("NAIC"), which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits ("GMDB") are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

(4) exclusion of certain assets designated as nonadmitted assets from the Statements of Admitted Assets, Liabilities and Capital and Surplus for statutory purposes by directly charging surplus;

(5) the calculation of the postretirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized. For statutory accounting, the remaining obligation is expected to be recognized ratably over the next 3 years;

(6) establishment of a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve ("AVR")) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve ("IMR")) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) for statutory purposes, investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1 through 5 are carried at amortized cost, and unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of Statement of Statutory Accounting Principles ("SSAP") No. 43 -- Revised (Loan-backed and Structured Securities). GAAP requires that fixed maturities and loan-backed and structured securities be classified as "held-to-maturity," "available-for-sale" or "trading," based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds and loan-backed securities were classified on a GAAP basis as "available-for-sale" and accordingly, these investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity;

(9) for statutory purposes, Separate Account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of Separate Account assets, less applicable surrender charges. The Separate Account surplus generated by these reserving methods is recorded as an amount due to or from Separate Accounts on the Statements of Admitted Assets, Liabilities and Capital and Surplus, with changes reflected in the Statements of Operations. On a GAAP basis, Separate Account assets and liabilities must meet specific conditions to qualify as a Separate Account asset or liability. Amounts reported for Separate Account assets and liabilities are based upon the fair value of the underlying assets;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

(11) deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences recognized as a component of net income;

(12) comprehensive income and its components are not presented in the statutory-basis financial statements;

(13) for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, which is typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP, derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

(14) embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted for and reported separately.

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT-TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.00% to 6.00%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 9.50% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM"). Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2013 and 2012, the Company had $13,054,818,842 and $15,553,422,110, respectively, of insurance in force, subject to 100% reinsurance to The Prudential Insurance Company of America ("Prudential") effective January 1, 2013, for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2013 and 2012 totaled $55,342,530 and $64,681,219, respectively, also subject to 100% reinsurance to Prudential.

The Company has established Separate Accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's General Account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the Statements of Operations.

An analysis of annuity actuarial reserves and deposit fund liabilities by withdrawal characteristics for General and Separate Account liabilities as of December 31, 2013 is presented below:

                                                                SEPARATE
                                                                 ACCOUNT         SEPARATE
                                                GENERAL           WITH           ACCOUNT
                                                ACCOUNT        GUARANTEES     NONGUARANTEED         TOTAL           % OF TOTAL
---------------------------------------------------------------------------------------------------------------------------------
A. Subject to discretionary withdrawal
 1. with fair value adjustment                $1,356,866,201       $ --                  $ --    $1,356,866,201          3.11
 2. At book value less current surrender
  charge of 5% or more                            69,909,202         --                    --        69,909,202          0.16
 3. At fair value                                         --         --        39,133,902,165    39,133,902,165         89.60
                                            ----------------      -----      ----------------  ----------------      --------
 4. Total with adjustment or at fair value     1,426,775,403         --        39,133,902,165    40,560,677,568         92.87
 5. At book value without adjustment
  (minimal or no charge or adjustment)         2,457,036,516         --                    --     2,457,036,516          5.63
B. Not subject to discretionary withdrawal       432,135,912         --           224,032,325       656,168,237          1.50
                                            ----------------      -----      ----------------  ----------------      --------
C. Total (gross)                               4,315,947,831         --        39,357,934,490    43,673,882,321        100.00
D. Reinsurance ceded                             274,647,587         --                    --       274,647,587
                                            ----------------      -----      ----------------  ----------------      --------
E. Total (net)                                $4,041,300,244       $ --       $39,357,934,490   $43,399,234,734
                                            ----------------      -----      ----------------  ----------------      --------
Reconciliation of total annuity actuarial
 reserves and deposit fund liabilities:
F. Life and Accident & Health Annual
 Statement:
 1. Exhibit 5, Annuities Section, Total
  (net)                                       $2,677,915,829
 2. Exhibit 5, Supplementary Contract
  Section, Total (net)                             4,234,802
 3. Exhibit 7, Deposit-Type Contracts
  Section, Total (net)                         1,359,149,613
                                            ----------------
 4. Subtotal                                   4,041,300,244
Separate Account Annual Statement:
 5. Exhibit 3, Annuities Section, Total
  (net)                                       39,357,934,490
 6. Exhibit 3, Supplemental Contract
  Section, Total (net)                                    --
 7. Policyholder dividend and coupon
  accumulations                                           --
 8. Policyholder premiums                                 --
 9. Guaranteed interest contracts                         --
 10. Exhibit 4, Deposit-Type Contracts
  Section, Total (net)                                    --
                                            ----------------
 11. Subtotal                                 39,357,934,490
                                            ----------------
 12. Combined total                          $43,399,234,734
                                            ----------------

INVESTMENTS

Investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1-5 are carried at amortized cost and unaffiliated bonds rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Unaffiliated common stocks are carried at fair value. Investments in stocks of uncombined subsidiaries, controlled and affiliated ("SCA") companies are based on the net worth of the subsidiary in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 88). The change in the carrying value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or fair value depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Mortgage loans on real estate are stated at the outstanding principal balance, less any allowances for credit losses. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43 -- Revised. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated fixed rate securities, which use the retrospective method. The Company has ownership interests in joint ventures, investment partnerships and limited liability companies. The Company carries these interests based upon audited financial statements in accordance with SSAP No. 48 (Joint Ventures, Partnerships and Limited Liability Companies). Contract loans are carried at outstanding balance, which approximates fair value.

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For fixed rate securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. The Company has not elected under SSAP No. 43 -- Revised to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on variable rate and interest only securities is determined using the prospective method. Prepayment fees on bonds and mortgage loans on real estate are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield.

Due and accrued investment income amounts over 90 days past due are nonadmitted. There was no investment income due and accrued excluded from surplus at December 31, 2013 and 2012.

Net realized gains and losses from investment sales represent the difference between the sales proceeds and the cost of the investment sold, determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The AVR is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $43,221,943 and $162,571,194 as of December 31, 2013 and 2012, respectively. Additionally, the IMR captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, preferred stock or mortgage loan sold or adjusts the IMR when an insurer reinsures a block of its in-force liabilities. The IMR balances as of December 31, 2013 and 2012 were $11,100,036, and $88,321,737, respectively. The net capital gains captured in the IMR, net of taxes, in 2013, 2012, and 2011 were $430,558,728, $44,533,696 and $22,055,099, respectively. In addition, an
IMR adjustment of $515,239,930 was included in the Company's Statements of Operations in 2013 as a result of the Prudential reinsurance agreement (see Note
6). The amount of (expense) income amortized from the IMR net of taxes in 2013, 2012, and 2011 included in the Company's Statements of Operations, was $(7,459,495), $17,095,758 and $4,967,011, respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statements of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an other-than-temporary impairment ("OTTI") charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The impaired value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an OTTI is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43 -- Revised is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and
(c) whether the debtor is current on contractually obligated payments. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further OTTIs on an ongoing basis.

For securities that are not subject to SSAP No. 43 -- Revised, if the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security.

For certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 -- Revised requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment are less than its amortized cost, then an OTTI charge is recognized equal to the difference between the amortized cost and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment. The Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43 - - Revised until the recovery of value, the security is written down to fair value.

Net realized capital losses resulting from write-downs for OTTIs on corporate and asset-backed bonds were $6,200,993, $21,190,901 and $9,684,957 for the years ended December 31, 2013, 2012 and 2011, respectively. Net realized capital losses resulting from write-downs for OTTIs on equities were $572,799, $33,439 and $245,204 for the years ended December 31, 2013, 2012 and 2011, respectively.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans on real estate that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of the fair value of the collateral. Additionally, a loss contingency valuation allowance is established for estimated probable credit losses on certain homogenous groups of loans. Changes in valuation allowances are recorded in net unrealized capital gains and losses. Interest income on an impaired loan is accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest income on defaulted loans is recognized when received. As of December 31, 2013, 2012 and 2011, the Company had impaired mortgage loans on real estate with related allowances for credit losses of $397,161, $565,263 and $682,306, respectively.

The Company utilizes a variety of over-the-counter ("OTC"), transactions cleared through a central clearing house ("OTC-cleared"), and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer defaults, price or foreign currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86 (Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions). The Company's derivative transactions are permitted uses of derivatives under the derivative use plans required by the Department.

Derivatives used in hedging relationships are accounted for in a manner consistent with the hedged item. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Upon termination, any remaining derivative liability, along with any disposition payments are recorded to derivative capital gain or loss.

Derivatives held for other investment and/or risk management activities receive fair value accounting. The derivatives are carried on the balance sheet at fair value and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

ADOPTION OF ACCOUNTING STANDARDS

The Company adopted revisions to SSAP No. 64 (Offsetting and Netting of Assets and Liabilities), SSAP No. 86 and SSAP No. 103 (Transfers and Servicing of Financial Assets and Extinguishment of Liabilities). The effect of these revisions allows offsetting of financial assets and liabilities only in certain limited circumstances and will therefore disallow netting of derivatives under master netting agreements and similar arrangements under repurchase and reverse repurchase agreements. The Company adopted these changes on January 1, 2013, and as a result both Derivative Assets and Derivative Liabilities increased as of January 1, 2013 by $793 million, from balances as of December 31, 2012.

Effective January 1, 2012, the Company adopted SSAP No. 101 (Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10). The effect of the adoption of SSAP No. 101 on the Company's admitted assets, net income and surplus was not material. As a result of the adoption, during the first quarter of 2012, the Company reclassified $177 million between special surplus funds and unassigned surplus representing the additional admitted deferred tax asset that had been calculated under the provisions of SSAP No. 10R (Income Taxes -- Revised, A Temporary Replacement of SSAP No. 10) and which is no longer required to be presented as special surplus funds.

3.  INVESTMENTS

For the years ended December 31,

COMPONENTS OF NET INVESTMENT INCOME

                                               2013             2012             2011
-------------------------------------------------------------------------------------------
Interest income from bonds and
 short-term investments                      $305,078,924     $575,468,717     $509,808,728
Interest income from contract loans             2,579,385       22,174,261       22,747,522
Interest income from mortgage loans on
 real estate                                   32,925,013       41,558,591       30,291,082
Interest and dividends from other
 investments                                   20,673,754       64,491,175       86,751,995
Gross investment income                       361,257,076      703,692,744      649,599,327
 Less: investment expenses                     14,116,962       15,715,708       12,581,944
                                          ---------------  ---------------  ---------------
                   NET INVESTMENT INCOME     $347,140,114     $687,977,036     $637,017,383
                                          ---------------  ---------------  ---------------

(B) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                               2013                 2012                 2011
-------------------------------------------------------------------------------------------------------
Gross unrealized capital gains               $276,044,680       $1,362,269,460       $1,023,591,266
Gross unrealized capital losses               (81,199,685)         (66,702,724)        (161,289,941)
Net unrealized capital gains                  194,844,995        1,295,566,736          862,301,325
Balance, beginning of year                  1,295,566,736          862,301,325          246,871,397
                                          ---------------      ---------------      ---------------
  CHANGE IN NET UNREALIZED CAPITAL GAINS
     ON BONDS AND SHORT-TERM INVESTMENTS  $(1,100,721,741)        $433,265,411         $615,429,928
                                          ---------------      ---------------      ---------------

(C) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON AND PREFERRED STOCKS

                                              2013              2012              2011
----------------------------------------------------------------------------------------------
Gross unrealized capital gains              $1,716,459          $720,924        $4,123,643
Gross unrealized capital losses            (13,368,710)     (209,618,658)     (174,273,946)
Net unrealized capital losses              (11,652,251)     (208,897,734)     (170,150,303)
Balance, beginning of year                (208,897,734)     (170,150,303)     (335,667,886)
                                          ------------      ------------      ------------
  CHANGE IN NET UNREALIZED CAPITAL GAINS
 (LOSSES) ON COMMON AND PREFERRED STOCKS  $197,245,483      $(38,747,431)     $165,517,583
                                          ------------      ------------      ------------

(D)  COMPONENTS OF NET REALIZED CAPITAL LOSSES

                                               2013                2012               2011
---------------------------------------------------------------------------------------------------
Bonds and short-term investments             $659,992,430       $(22,131,292)       $56,145,379
Common stocks -- unaffiliated                    (582,355)         1,259,413            144,514
Common stocks -- affiliated                  (615,935,478)        36,605,566                 --
Preferred stocks -- unaffiliated                 (227,302)                --           (245,204)
Mortgage loans on real estate                   4,909,922           (126,000)                --
Derivatives                                (1,515,076,501)      (392,397,711)       (77,242,753)
Other invested assets                            (212,614)         8,941,445         12,472,692
Net realized capital losses                (1,467,131,898)      (367,848,579)        (8,725,372)
Capital gains tax (benefit) expense           (96,017,136)        26,183,099         10,257,387
Net realized capital losses, after tax     (1,371,114,762)      (394,031,678)       (18,982,759)
 Less: amounts transferred to IMR             430,558,728         44,533,696         22,055,099
                                          ---------------      -------------      -------------
  NET REALIZED CAPITAL LOSSES, AFTER TAX  $(1,801,673,490)     $(438,565,374)      $(41,037,858)
                                          ---------------      -------------      -------------

For the years ended December 31, 2013, 2012 and 2011, sales of unaffiliated bonds and short-term investments resulted in proceeds of $11,338,855,187, $6,348,001,597 and $6,028,566,737, gross realized capital gains of $812,904,415,
$122,902,196 and $103,207,903, and gross realized capital losses of $113,239,883, $47,294,722 and $46,490,884 respectively, before transfers to the
IMR.

For the years ended December 31, 2013, 2013 and 2012, sales of unaffiliated common and preferred stocks resulted in proceeds of $26,639,552, $68,765,398 and $875,698, gross realized capital gains of $434,253, $4,275,703 and $152,187, and gross realized capital losses of $671,111, $2,982,847 and $7,673, respectively.

(E) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of OTC, OTC-cleared, and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer defaults, price or foreign currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company's derivative transactions are used in strategies permitted under the derivative use plan required by the Department.

Interest rate swaps and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the referenced issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Swaption contracts grant the purchaser, for a premium payment, the right to enter into an interest rate swap with the issuer on a specified future date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

During 2013, the Company began clearing interest rate swap and certain credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid collateral, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash collateral as variation margin based on daily market value movements. In addition, OTC-cleared transactions include price alignment interest either received or paid on the variation margin, which is reflected in net investment income.

STRATEGIES

The notional value, fair value, and carrying value of derivative instruments used during the year are disclosed in the table presented below. During the years 2013 and 2012, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third-party data as inputs or independent broker quotations. As of December 31, 2013 and 2012, the average fair value for derivatives held for other investment and/or risk management activities was $71,171,332 and $879,622,080, respectively. The Company did not have any unrealized gains or losses during 2013 and 2012 representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting.

                                        AS OF DECEMBER 31, 2013                             AS OF DECEMBER 31, 2012
                             NOTIONAL              FAIR          CARRYING        NOTIONAL              FAIR           CARRYING
(AMOUNTS IN THOUSANDS)       VALUE                VALUE            VALUE         VALUE                VALUE            VALUE
------------------------------------------------------------------------------------------------------------------------------------
DERIVATIVE TYPE BY STRATEGY
Cash flow hedges
 Interest rate swaps             $100,000             $247            $ --           $100,000           $2,419             $ --
 Foreign currency swaps                --               --              --             20,082             (589)          (2,098)
 Japan 3Win related foreign
  currency                      1,331,602         (353,529)             --          1,553,624         (127,149)              --
Fair value hedges
 Interest rate swaps                   --               --              --             27,999              (50)              --
Replication transactions
 Credit default swaps             361,580            9,632           4,464            252,500            4,076            2,608
Other investment and/or
 Risk Management activities
 Interest rate caps                    --               --              --             54,077               --               --
 Credit default swaps              44,490             (690)           (690)           144,490           (1,060)          (1,060)
 Credit default swaps --
  offsetting                      451,464              (47)            (47)           519,972           (2,764)          (2,764)
 Foreign currency swaps            40,000           (3,576)         (3,576)            50,000           (9,072)          (9,072)
 U.S. GMWB hedging
  derivatives                  13,920,947           86,775          86,775         13,280,533          508,651          508,651
 Equity index options                  --               --              --             45,458            2,270            2,270
 Interest rate swaps                   --               --              --             20,000            4,034            4,034
 Interest rate swaps --
  offsetting                      260,010          (13,679)        (13,679)           260,010          (15,767)         (15,767)
 U.S. macro hedge program       9,934,025          139,322         139,322          7,442,223          285,785          285,785
 International program
  hedging instruments          16,188,869            8,030           8,030         22,450,857         (167,597)        (167,597)
                             ------------       ----------       ---------       ------------       ----------       ----------
                      TOTAL   $42,632,987        $(127,515)       $220,599        $46,221,825         $483,187         $604,990
                             ------------       ----------       ---------       ------------       ----------       ----------

CASH FLOW HEDGES

INTEREST RATE SWAPS: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. There were gains and (losses) of $0, $4,520,509 and $0 in unrealized gains and losses related to cash flow hedges for the years ended December 31, 2013, 2012 and 2011, respectively, that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period.

FOREIGN CURRENCY SWAPS: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in euros and are swapped to minimize cash flow fluctuations due to changes in currency rates.

FOREIGN CURRENCY SWAPS: Japan 3Win foreign currency swaps are primarily used to hedge the foreign currency exposure related to certain guaranteed minimum income benefit ("GMIB") fixed liability payments reinsured from a related party.

FAIR VALUE HEDGES

INTEREST RATE SWAPS: Interest rate swaps are used to hedge the changes in fair value of certain fixed rate maturity investments due to changes in LIBOR.

REPLICATION TRANSACTIONS

CREDIT DEFAULT SWAPS: The Company periodically enters into credit default swaps as part of replication transactions by pairing with highly rated, fixed-income securities in order to reproduce the investment characteristics of otherwise permissible investments.

OTHER INVESTMENT AND/OR RISK MANAGEMENT ACTIVITIES

The table below presents realized capital gains and (losses) on derivative instruments used for other investment and/or risk management activities.

                                                                        REALIZEDHGAINSR/E(LOSSES)          FOR THE YEAR ENDED
(AMOUNTS IN THOUSANDS)                  FOR THE YEAR ENDED                  DECEMBER 31, 2012               DECEMBER 31, 2011
BY STRATEGY                             DECEMBER 31, 2013
---------------------------------------------------------------------------------------------------------------------------------
Credit default swaps                                  $(911)                        $2,904                            $738
Credit default swaps -- offsetting                      676                         (1,314)                           (265)
Foreign currency swaps                                   72                         12,448                              --
U.S. GMWB hedging derivatives                      (321,745)                      (242,461)                       (162,431)
Equity index options                                    772                             48                             (66)
Interest rate swaps and futures                      (4,649)                         9,294                             112
Interest rate swaps -- offsetting                        --                           (596)                             --
U.S. macro hedge program                           (244,645)                       (92,869)                       (276,125)
International program hedging
 instruments                                       (875,484)                      (104,440)                        326,758
                                              -------------                    -----------                     -----------
                                 TOTAL          $(1,445,914)                     $(416,986)                      $(111,279)
                                              -------------                    -----------                     -----------

INTEREST RATE CAPS: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap contracts in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender.

CREDIT DEFAULT SWAPS: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity, referenced index or asset pool. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap.

FOREIGN CURRENCY SWAPS: The Company enters into foreign currency swaps to hedge the foreign currency exposures in certain of its foreign fixed maturity investments.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB") HEDGING DERIVATIVES: The Company enters into interest rate, S&P 500 and NASDAQ index futures contracts and S&P 500 put and call options, as well as interest rate, S&P, equity volatility, dividend, and total return Europe, Australasia, and Far East ("EAFE") swap contracts to hedge exposure to the volatility associated with a portion of the GMWB liabilities which are not reinsured. The Company has also entered into a customized swap contract to hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders.

EQUITY INDEX OPTIONS: The Company enters into equity index options to economically hedge the equity risk associated with various equity indexed products.

INTEREST RATE SWAPS: The Company enters into interest rate swaps to manage duration between assets and liabilities. In addition, the Company enters into interest rates swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap.

U.S. MACRO HEDGE PROGRAM: The Company utilizes equity options and swaps to hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from GMDB and GMWB obligations.

INTERNATIONAL PROGRAM HEDGING INSTRUMENTS: The Company utilizes equity futures, options and swaps, currency forwards and options to hedge against a decline in the debt and equity markets or changes in foreign currency exchange rates, and the resulting statutory surplus and capital impact primarily arising from GMDB, GMIB and GMWB obligations issued in Japan and reinsured by the Company. The Company also enters into foreign currency denominated interest rate swaps to hedge the interest rate exposure related to the potential annuitization of certain benefit obligations.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk from a referenced index or asset pool in order to synthetically replicate investment transactions. In addition, the Company may enter into credit default swaps that assume credit risk to terminate existing credit default swaps that reduce credit risk, thereby offsetting the changes in value of the original swap.

The Company will receive a periodic payment based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade baskets of up to five corporate issuers and diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31:

                            AS OF DECEMBER 31, 2013

                                            NOTIONAL       FAIR        CARRYING
(AMOUNTS IN THOUSANDS)                     AMOUNT (2)      VALUE        VALUE
-------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure             $170,000       $3,933       $2,120
Basket credit default swaps (4)
 Investment grade risk exposure              323,079        5,053        1,965
 Below investment grade                       27,960        2,611        2,345
 Investment grade risk exposure               69,112       (1,168)      (1,168)
Credit linked notes
 Investment grade risk exposure               50,000       48,005       49,940
                                            --------      -------      -------
                                 TOTAL      $640,151      $58,434      $55,202
                                            --------      -------      -------

                                                                     UNDERLYING REFERENCED
                                                                     CREDIT OBLIGATION(S)
                                                WEIGHTED
                                                AVERAGE
                                                YEARS TO                              AVERAGE
(AMOUNTS IN THOUSANDS)                          MATURITY           TYPE            CREDIT RATING (1)
--------------------------------------  ---------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure                  3 years            Corporate              A+
                                                              Credit/ Foreign
                                                                         Gov.
Basket credit default swaps (4)
 Investment grade risk exposure                  4 years            Corporate             BBB+
                                                                       Credit
 Below investment grade                          5 years            Corporate             BB-
                                                                       Credit
 Investment grade risk exposure                  3 years          CMBS Credit             AA-
Credit linked notes
 Investment grade risk exposure                  3 years            Corporate             BBB+
                                                                       Credit
                                                --------      ---------------           --------
                                 TOTAL
                                                --------      ---------------           --------

                                        UNDERLYING REFERENCED
                                        CREDIT OBLIGATION(S)

                                                  OFFSETTING          OFFSETTING         OFFSETTING
                                        AVERAGE    NOTIONAL              FAIR             CARRYING
(AMOUNTS IN THOUSANDS)                CREDIT RATING (1)
--------------------------------------  ---------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure                       $75,000            $(1,169)           $(1,169)

Basket credit default swaps (4)
 Investment grade risk exposure                        81,812               (844)              (844)

 Below investment grade                                    --                 --                 --

 Investment grade risk exposure                        69,112              1,168              1,168
Credit linked notes
 Investment grade risk exposure                            --                 --                 --

                                                 ------------          ---------          ---------
                                 TOTAL               $225,924              $(845)             $(845)
                                                 ------------          ---------          ---------

                            AS OF DECEMBER 31, 2012

                                            NOTIONAL       FAIR        CARRYING
(AMOUNTS IN THOUSANDS)                     AMOUNT (2)      VALUE        VALUE
-------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure             $340,953       $4,280       $2,796
 Below investment grade risk exposure         14,313         (188)        (188)
Basket credit default swaps (4)
 Investment grade risk exposure              190,059        1,104        1,119
 Investment grade risk exposure               70,000       (2,835)      (2,835)
Credit linked notes
 Investment grade risk exposure               50,000       45,040       49,920
                                            --------      -------      -------
                                 TOTAL      $665,325      $47,401      $50,812
                                            --------      -------      -------

                                                                     UNDERLYING REFERENCED
                                                                     CREDIT OBLIGATION(S)
                                                WEIGHTED
                                                AVERAGE
                                                YEARS TO                              AVERAGE
(AMOUNTS IN THOUSANDS)                          MATURITY           TYPE            CREDIT RATING (1)
--------------------------------------  ---------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure                  4 years            Corporate              A+
                                                              Credit/ Foreign
                                                                         Gov.
                                                                    Corporate
 Below investment grade risk exposure              1year               Credit              B+
Basket credit default swaps (4)
                                                                    Corporate
 Investment grade risk exposure                  4 years               Credit             BBB+
 Investment grade risk exposure                  4 years          CMBS Credit              A+
Credit linked notes
                                                                    Corporate
 Investment grade risk exposure                  4 years               Credit             BBB-
                                                --------      ---------------           --------
                                 TOTAL
                                                --------      ---------------           --------

                                        UNDERLYING REFERENCED
                                        CREDIT OBLIGATION(S)

                                                  OFFSETTING          OFFSETTING         OFFSETTING
                                        AVERAGE    NOTIONAL              FAIR             CARRYING
(AMOUNTS IN THOUSANDS)                CREDIT RATING (1)
--------------------------------------  ---------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure                       $94,053            $(2,340)           $(2,340)

 Below investment grade risk exposure                  14,313               (452)              (452)
Basket credit default swaps (4)

 Investment grade risk exposure                        78,276               (875)              (875)
 Investment grade risk exposure                        70,000              2,835              2,835
Credit linked notes

 Investment grade risk exposure                            --                 --                 --
                                                 ------------          ---------          ---------
                                 TOTAL               $256,642              $(832)             $(832)
                                                 ------------          ---------          ---------

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements and clearing house rules and applicable law which include collateral posting requirements. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of or losses paid related to the original swap.

(4)  Includes $420,151 and $260,059 as of December 31, 2013 and 2012,
     respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

CREDIT RISK

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A/A- or better which are monitored and evaluated by the Company's risk management team and reviewed by senior management. Transactions cleared through a central clearing house reduce risk due to their ability to require daily variation margin, monitor the Company's ability to request additional collateral in the event of a counterparty downgrade, and act as an independent valuation source.

The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company has exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements.

Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. The maximum uncollateralized threshold for a derivative counterparty is $10,000,000. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that all derivative contracts, other than exchange traded contracts and certain currency forward contracts, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

For the year ended December 31, 2012 the Company has recovered gains of $1,837,102 on derivative instruments from re-negotiating losses incurred in 2008 due to counterparty default related to the bankruptcy of Lehman Brothers Holdings, Inc. For the years ended December 31, 2013, 2012, and 2011 the Company had no losses on derivative instruments due to counterparty nonperformance.

(F) CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2013 and 2012, the Company is not exposed to any credit concentration risk of a single issuer, excluding U.S. government and certain U.S. government agencies, wholly-owned subsidiaries, and a short-term investment pool greater than 10% of the Company's capital and surplus.

(G) BONDS, SHORT-TERM INVESTMENTS, COMMON STOCK AND PREFERRED STOCKS

                                                                GROSS           GROSS              ESTIMATED
                                             STATEMENT        UNREALIZED     UNREALIZED               FAIR
                                               VALUE            GAINS          LOSSES                VALUE
----------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
 DECEMBER 31, 2013
U.S. government and government agencies
 and authorities:
 -- Guaranteed and sponsored --
  excluding asset-backed                      $401,758,359        $153,667    $(4,323,247)          $397,588,779
 -- Guaranteed and sponsored --
  asset-backed                               1,116,470,396      13,982,202    (10,019,809)         1,120,432,789
States, municipalities and political
 subdivisions                                   81,394,373       2,740,607     (6,665,246)            77,469,734
International governments                      377,036,628       1,988,220     (8,298,249)           370,726,599
All other corporate -- excluding
 asset-backed                                2,666,326,757     160,638,516    (32,290,065)         2,794,675,208
All other corporate -- asset-backed            923,926,265      27,853,249    (18,883,429)           932,896,085
Hybrid securities                               31,322,205       1,304,128       (719,640)            31,906,693
Short-term investments                         820,923,832              --             --            820,923,832
Affiliated bond                              1,009,312,392      67,384,091             --          1,076,696,483
                                          ----------------  --------------  -------------       ----------------
  TOTAL BONDS AND SHORT-TERM INVESTMENTS    $7,428,471,207    $276,044,680   $(81,199,685)        $7,623,316,202
                                          ----------------  --------------  -------------       ----------------

                                                             GROSS         GROSS             ESTIMATED
                                                          UNREALIZED    UNREALIZED              FAIR
                                               COST          GAINS        LOSSES               VALUE
---------------------------------------------------------------------------------------------------------
COMMON STOCKS DECEMBER 31, 2013
Common stocks -- unaffiliated                $96,150,353   $1,716,459   $(12,490,473)         $85,376,339
Common stocks -- affiliated                   40,014,377           --       (778,892)          39,235,485
                                          --------------  -----------  -------------       --------------
                     TOTAL COMMON STOCKS    $136,164,730   $1,716,459   $(13,269,365)        $124,611,824
                                          --------------  -----------  -------------       --------------

                                                           GROSS              GROSS          ESTIMATED
                                           STATEMENT     UNREALIZED        UNREALIZED          FAIR
                                             VALUE         GAINS             LOSSES            VALUE
-------------------------------------------------------------------------------------------------------
PREFERRED STOCKS DECEMBER 31, 2013
Preferred stocks -- unaffiliated           $2,807,203       $ --             $(99,345)       $2,707,858
                                          -----------       ----            ---------       -----------
                  TOTAL PREFERRED STOCKS   $2,807,203       $ --             $(99,345)       $2,707,858
                                          -----------       ----            ---------       -----------

                                                                  GROSS            GROSS               ESTIMATED
                                              STATEMENT         UNREALIZED      UNREALIZED               FAIR
                                                VALUE             GAINS           LOSSES                 VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
 DECEMBER 31, 2012
U.S. government and government agencies
 and authorities:
 -- Guaranteed and sponsored --
  excluding asset-backed                     $1,701,238,189      $113,882,510   $(11,282,937)         $1,803,837,762
 -- Guaranteed and sponsored --
  asset-backed                                2,269,303,170        65,613,690       (740,169)          2,334,176,691
States, municipalities and political
 subdivisions                                   541,077,559        83,135,680        (20,027)            624,193,212
International governments                       425,402,388        20,370,687         (9,328)            445,763,747
All other corporate -- excluding
 asset-backed                                 6,361,023,917       892,122,605     (2,845,895)          7,250,300,627
All other corporate -- asset-backed           1,258,505,776        85,716,013    (49,217,597)          1,295,004,192
Hybrid securities                                47,181,632         3,906,596     (2,586,771)             48,501,457
Short-term investments                        1,218,426,755                --             --           1,218,426,755
Affiliated bond                               1,156,374,471        97,521,679             --           1,253,896,150
                                          -----------------  ----------------  -------------       -----------------
  TOTAL BONDS AND SHORT-TERM INVESTMENTS    $14,978,533,857    $1,362,269,460   $(66,702,724)        $16,274,100,593
                                          -----------------  ----------------  -------------       -----------------

                                                                   GROSS               GROSS              ESTIMATED
                                                                 UNREALIZED         UNREALIZED               FAIR
                                                COST               GAINS              LOSSES                VALUE
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS DECEMBER 31, 2012
Common stocks -- unaffiliated                 $102,656,234         $720,924           $(4,963,989)         $98,413,169
Common stocks -- affiliated                    931,351,749               --          (204,239,309)         727,112,440
                                          ----------------       ----------       ---------------       --------------
                     TOTAL COMMON STOCKS    $1,034,007,983         $720,924         $(209,203,298)        $825,525,609
                                          ----------------       ----------       ---------------       --------------

                                                              GROSS           GROSS             ESTIMATED
                                            STATEMENT       UNREALIZED      UNREALIZED            FAIR
                                              VALUE           GAINS           LOSSES              VALUE
-----------------------------------------------------------------------------------------------------------
PREFERRED STOCKS DECEMBER 31, 2012
Preferred stocks -- unaffiliated             $8,266,540        $ --           $(415,361)         $7,851,179
                                          -------------        ----        ------------       -------------
                  TOTAL PREFERRED STOCKS     $8,266,540        $ --           $(415,361)         $7,851,179
                                          -------------        ----        ------------       -------------

The statement value and estimated fair value of bonds and short-term investments at December 31, 2013 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities ("ABS"), including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                              STATEMENT           ESTIMATED
                                                VALUE             FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
Due in one year or less                       $1,175,914,202      $1,180,903,398
Due after one year through five years          2,431,718,926       2,512,433,469
Due after five years through ten years         2,463,337,703       2,567,369,198
Due after ten years                            1,357,500,376       1,362,610,137
                                          ------------------  ------------------
                                   TOTAL      $7,428,471,207      $7,623,316,202
                                          ------------------  ------------------

At December 31, 2013 and 2012, securities with a statement value of $3,992,556 and $3,951,872, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H) MORTGAGE LOANS ON REAL ESTATE

The maximum and minimum lending rates for the Company's new mortgage loans on real estate were 3.69% and 2.70% and 4.30% and 3.00% for loans during 2013 and 2012, respectively. During 2013 and 2012, the Company did not reduce interest rates on any outstanding mortgage loans on real estate. For loans held as of December 31, 2013 and 2012, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 75% and 78%, respectively. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2013 and 2012, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2013 and 2012, there were impaired loans with a related allowance for credit losses of $397,161 and $565,263 with interest income recognized during the period the loans were impaired of $1,597,863 and $5,330,564, respectively.

(I) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The Company had no investments in restructured loans as of December 31, 2013 and 2012.

(J) REPURCHASE AGREEMENTS, DOLLAR ROLL AGREEMENTS AND COLLATERAL ARRANGEMENTS

The Company enters into repurchase agreements and dollar roll transactions to manage liquidity or to earn incremental spread income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase transaction where a mortgage-backed security is sold with an agreement to repurchase substantially the same security at a specified time in the future. These transactions are generally short-term in nature, and therefore, the carrying amounts of these instruments approximate fair value.

As part of the repurchase agreement and dollar roll transactions, the Company transfers U.S. government and government agency securities and receives cash. For the repurchase agreements, the Company obtains collateral in an amount equal to at least 95% of the fair value of the securities transferred. The agreements contain contractual provisions that require additional collateral to be transferred when necessary and provide the counterparty the right to see or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or bonds. Repurchase agreements include master netting provisions that provide the counterparties the right to offset claims and apply securities held by them in respect of their obligations in the event of default. The Company accounts for the repurchase agreements and dollar roll transactions as collateralized borrowings. The securities transferred under repurchase agreements and dollar roll transactions are included in bonds, with the obligation to repurchase those securities recorded in other liabilities in the Statements of Admitted Assets, Liabilities and Capital and Surplus.

As of December 31, 2013, the Company has no outstanding repurchase agreements or dollar roll transactions. As of December 31, 2012, the fair value of the securities transferred was $1,622,327,938, with a corresponding agreement to repurchase $1,614,859,275. As of December 31, 2012, the aggregate fair value of the securities acquired from the use of the collateral was $1,621,236,227.

The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2013 and 2012, securities pledged of $298,660,822 and $110,458,232, respectively, were included in bonds and short-term investments, on the Statements of Admitted Assets, Liabilities and Capital and Surplus. The counterparties have the right to sell or re-pledge these securities. The Company also pledged cash collateral associated with derivative instruments with a statement value of $173,710,141 and $146,653,733, respectively, as of December 31, 2013 and 2012, included in other invested assets, on the Statements of Admitted Assets, Liabilities and Capital and Surplus.

As of December 31, 2013 and 2012, the Company accepted cash collateral associated with derivative instruments with a statement value of $132,335,000 and $483,734,283, respectively, which was invested and recorded in the Statements of Admitted Assets, Liabilities and Capital and Surplus in bonds and cash and short-term investments with a corresponding amount recorded in collateral on derivatives. The Company also accepted securities collateral as of December 31, 2013 and 2012 of $64,815,986 and $161,738,539, respectively, which the Company has the ability to sell or repledge. As of December 31, 2013 and 2012, the statement value of repledged securities totaled $0, and the Company did not sell any securities. In addition, as of December 31, 2013 and 2012, noncash collateral accepted was held in separate custodial accounts and was not included in the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus.

(K) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's OTTI policy, see Note 2. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2013 and 2012.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2013:

                                                         LESS THAN 12 MONTHS
                                         AMORTIZED            FAIR              UNREALIZED
(AMOUNTS IN THOUSANDS)                      COST             VALUE                LOSSES
----------------------------------------------------------------------------------------------
U.S. gov't and gov't agencies &
 authorities
  -- guaranteed & sponsored                 $387,807          $383,781             $(4,026)
  -- guaranteed & sponsored
  -- asset-backed                            673,603           663,593             (10,010)
States, municipalities & political
 subdivisions                                 57,344            50,967              (6,377)
International governments                    104,339            96,061              (8,278)
All other corporate including
 international                               603,716           573,068             (30,648)
All other corporate -- asset-backed           64,690            62,589              (2,101)
Hybrid securities                                 --                --                  --
                                        ------------      ------------          ----------
                TOTAL FIXED MATURITIES     1,891,499         1,830,059             (61,440)
Common stock -- unaffiliated                  25,017            23,400              (1,617)
Common stock -- affiliated                        --                --                  --
Preferred stock -- unaffiliated                   --                --                  --
                                        ------------      ------------          ----------
                          TOTAL STOCKS        25,017            23,400              (1,617)
                                        ------------      ------------          ----------
                      TOTAL SECURITIES   $ 1,916,516       $ 1,853,459           $ (63,057)
                                        ------------      ------------          ----------

                                                            12 MONTHS OR MORE
                                            AMORTIZED              FAIR             UNREALIZED
(AMOUNTS IN THOUSANDS)                         COST               VALUE               LOSSES
--------------------------------------  ----------------------------------------------------------
U.S. gov't and gov't agencies &
 authorities
  -- guaranteed & sponsored                     $3,433              $3,136               $(297)
  -- guaranteed & sponsored
  -- asset-backed                                  168                 158                 (10)
States, municipalities & political
 subdivisions                                    1,044                 756                (288)
International governments                          331                 311                 (20)
All other corporate including
 international                                  52,287              50,645              (1,642)
All other corporate -- asset-backed            420,363             403,580             (16,783)
Hybrid securities                                9,000               8,280                (720)
                                            ----------          ----------          ----------
                TOTAL FIXED MATURITIES         486,626             466,866             (19,760)
Common stock -- unaffiliated                    63,388              52,514             (10,874)
Common stock -- affiliated                      40,014              39,235                (779)
Preferred stock -- unaffiliated                  2,807               2,708                 (99)
                                            ----------          ----------          ----------
                          TOTAL STOCKS         106,209              94,457             (11,752)
                                            ----------          ----------          ----------
                      TOTAL SECURITIES       $ 592,835           $ 561,323           $ (31,512)
                                            ----------          ----------          ----------

                                                               TOTAL
                                         AMORTIZED          FAIR              UNREALIZED
(AMOUNTS IN THOUSANDS)                     COST             VALUE               LOSSES
--------------------------------------  ----------------------------------------------------
U.S. gov't and gov't agencies &
 authorities
  -- guaranteed & sponsored                $391,240         $386,917             $(4,323)
  -- guaranteed & sponsored
  -- asset-backed                           673,771          663,751             (10,020)
States, municipalities & political
 subdivisions                                58,388           51,723              (6,665)
International governments                   104,670           96,372              (8,298)
All other corporate including
 international                              656,003          623,713             (32,290)
All other corporate -- asset-backed         485,053          466,169             (18,884)
Hybrid securities                             9,000            8,280                (720)
                                        -----------      -----------          ----------
                TOTAL FIXED MATURITIES    2,378,125        2,296,925             (81,200)
Common stock -- unaffiliated                 88,405           75,914             (12,491)
Common stock -- affiliated                   40,014           39,235                (779)
Preferred stock -- unaffiliated               2,807            2,708                 (99)
                                        -----------      -----------          ----------
                          TOTAL STOCKS      131,226          117,857             (13,369)
                                        -----------      -----------          ----------
                      TOTAL SECURITIES  $ 2,509,351      $ 2,414,782           $ (94,569)
                                        -----------      -----------          ----------

The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain nonadmitted items and other adjustments for NAIC SAP rules if applicable. The Company does not have any current plans to dispose of this investment. The following discussion refers to the data presented in the table above, excluding affiliated common stock.

As of December 31, 2013, fixed maturities, comprised of approximately 590 securities, accounted for approximately 87% of the Company's total unrealized loss amount. The securities were primarily related to corporate securities, U.S. government and government agency securities, and foreign government and government agency securities, which are depressed due to an increase in interest rates since the securities were purchased and/or declines in the value of the currency in which the assets are denominated. As of December 31, 2013, 98% of securities in an unrealized loss position were depressed less than 20% of amortized cost. The increase in unrealized losses during 2013 was primarily attributable to an increase in interest rates, partially offset by tighter credit spreads.

Most of the securities depressed for twelve months or more relate to structured securities with exposure to commercial and residential real estate. Although credit spreads have tightened during 2013, current market spreads continue to be wider than spreads at the securities' respective purchase dates for structured securities with exposure to commercial and residential real estate largely due to the continued market and economic uncertainties surrounding the performance of certain structures or vintages. The Company does not have an intention to sell the securities outlined above and has the intent to hold these securities until they recover. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2013.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2012:

                                                    LESS THAN 12 MONTHS
                                     AMORTIZED              FAIR            UNREALIZED
(AMOUNTS IN THOUSANDS)                  COST               VALUE              LOSSES
------------------------------------------------------------------------------------------
U.S. gov't and gov't agencies &
 authorities
  -- guaranteed & sponsored           $223,652            $212,369            $(11,283)
  -- guaranteed & sponsored
  -- asset-backed                      249,828             249,091               (737)
States, municipalities &
 political subdivisions                  1,055               1,035                (20)
International governments                  528                 518                (10)
All other corporate including
 international                         287,700             285,851             (1,849)
All other corporate --
 asset-backed                           51,133              45,653             (5,480)
Hybrid securities                           --                  --                 --
                                      --------            --------            -------
         TOTAL FIXED MATURITIES        813,896             794,517            (19,379)
Common stock -- unaffiliated            60,000              56,280             (3,720)
Common stock -- affiliated                  --                  --                 --
Preferred stock -- unaffiliated             --                  --                 --
                                      --------            --------            -------
                   TOTAL STOCKS         60,000              56,280             (3,720)
                                      --------            --------            -------
               TOTAL SECURITIES       $873,896            $850,797            $(23,099)
                                      --------            --------            -------

                                             12 MONTHS OR MORE
                                 AMORTIZED         FAIR          UNREALIZED
(AMOUNTS IN THOUSANDS)             COST            VALUE           LOSSES
-------------------------------  -----------------------------------------------
U.S. gov't and gov't agencies &
 authorities
  -- guaranteed & sponsored           $ --            $ --            $ --
  -- guaranteed & sponsored
  -- asset-backed                       78              75              (3)
States, municipalities &
 political subdivisions                 --              --              --
International governments               --              --              --
All other corporate including
 international                      47,003          46,006            (997)
All other corporate --
 asset-backed                      499,760         456,023         (43,737)
Hybrid securities                   26,057          23,470          (2,587)
                                 ---------       ---------        --------
         TOTAL FIXED MATURITIES    572,898         525,574         (47,324)
Common stock -- unaffiliated        11,397          10,153          (1,244)
Common stock -- affiliated         931,352         727,113        (204,239)
Preferred stock -- unaffiliated      8,044           7,629            (415)
                                 ---------       ---------        --------
                   TOTAL STOCKS    950,793         744,895        (205,898)
                                 ---------       ---------        --------
               TOTAL SECURITIES  $1,523,691      $1,270,469      $(253,222)
                                 ---------       ---------        --------

                                                   TOTAL
                                 AMORTIZED         FAIR          UNREALIZED
(AMOUNTS IN THOUSANDS)             COST            VALUE           LOSSES
-------------------------------  -----------------------------------------------
U.S. gov't and gov't agencies &
 authorities
  -- guaranteed & sponsored       $223,652        $212,369        $(11,283)
  -- guaranteed & sponsored
  -- asset-backed                  249,906         249,166            (740)
States, municipalities &
 political subdivisions              1,055           1,035             (20)
International governments              528             518             (10)
All other corporate including
 international                     334,703         331,857          (2,846)
All other corporate --
 asset-backed                      550,893         501,676         (49,217)
Hybrid securities                   26,057          23,470          (2,587)
                                 ---------       ---------        --------
         TOTAL FIXED MATURITIES  1,386,794       1,320,091         (66,703)
Common stock -- unaffiliated        71,397          66,433          (4,964)
Common stock -- affiliated         931,352         727,113        (204,239)
Preferred stock -- unaffiliated      8,044           7,629            (415)
                                 ---------       ---------        --------
                   TOTAL STOCKS  1,010,793         801,175        (209,618)
                                 ---------       ---------        --------
               TOTAL SECURITIES  $2,397,587      $2,121,266      $(276,321)
                                 ---------       ---------        --------

The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain nonadmitted items and other adjustments for NAIC SAP rules if applicable. The Company does not have any current plans to dispose of this investment. The following discussion refers to the data presented in the table above, excluding affiliated common stock.

As of December 31, 2012, fixed maturities, comprised of approximately 175 securities, accounted for approximately 93% of the Company's total unrealized loss amount. The securities were primarily related to collateralized mortgage-backed securities ("CMBS"), collateralized debt obligation ("CDO"), and U.S. government securities which have experienced price deterioration. As of December 31, 2012, 84% of securities in an unrealized loss position were depressed less than 20% of amortized cost. The decline in unrealized losses during 2012 was primarily attributable to credit spread tightening and a decline in interest rates. The Company does not have an intention to sell the securities outlined above and has the intent and ability to hold these securities until values recover. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2012.

Most of the securities depressed for twelve months or more relate to structured securities with exposure to commercial and residential real estate, as well as certain floating rate corporate securities or those securities with greater than 10 years to maturity, concentrated in the financial services sector. Current market spreads continue to be significantly wider for structured securities with exposure to commercial and residential real estate, as compared to spreads at the security's respective purchase date, largely due to the economic and market uncertainties regarding future performance of commercial and residential real estate. In addition, the majority of securities have a floating-rate coupon referenced to a market index where rates have declined substantially. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2012.

(L) LOAN-BACKED AND STRUCTURED SECURITIES OTTIS

For the year ended December 31, 2013, the Company recognized losses for OTTIs on loan-backed and structured securities of $4,671,769 due to the intent to sell impaired securities. These securities had an amortized cost prior to recognition of the OTTI and a fair value of $23,482,324 and $18,810,555, respectively. No OTTI was recognized due to an inability or lack of intent to retain an investment in a security for a period of time sufficient to recover the amortized cost basis.

The following table summarizes OTTI recognized during 2013 for loan-backed securities held as of December 31, 2013 recorded because the present value of estimated cash flows expected to be collected was less than the amortized cost of the securities:

                                         2
                                      BOOK/ADJ
                                      CARRYING
                                       VALUE                     3
                                     AMORTIZED             PRESENT VALUE
                                    COST BEFORE                  OF
              1                    CURRENT PERIOD            PROJECTED
            CUSIP                       OTTI                 CASH FLOWS
-----------------------------------------------------------------------------
07383F           MR         6             $6,832                  $5,067
173067           AJ         8            136,182                 100,581
52108H           MN         1            178,850                 178,356
07383F           MR         6              4,767                   2,164
52108H           MN         1            171,360                 155,854
61746W           HJ         2             95,552                  92,694
07383F           MR         6              2,096                     543
36158Y           HD         4            293,921                 228,891
46625M           PS         2            189,628                  81,262
52108H           MN         1            150,288                 121,794
83611M           PH         5          2,290,546               2,183,158
46625M           MY         2            441,874                 294,579
46625M           PS         2             71,683                  60,949
52108H           MN         1            116,825                 104,638
55312Y           BD         3          1,079,116               1,051,483
61746W           HJ         2             74,906                  53,186
929766           CZ         4            112,306                  17,401
                                                                   TOTAL


                                                                             7
                                                                          DATE OF
                                       5                  6              FINANCIAL
                    4              AMORTIZED             FAIR            STATEMENT
                RECOGNIZED         COST AFTER          VALUE AT            WHERE
                   OTTI               OTTI           TIME OF OTTI         REPORTED
--------  --------------------------------------------------------------------------
07383F               $1,765             $5,067                $18          3/31/2013
173067               35,601            100,581            305,819          3/31/2013
52108H                  494            178,356              6,592          3/31/2013
07383F                2,603              2,164                  2          6/30/2013
52108H               15,506            155,854              2,723          6/30/2013
61746W                2,858             92,694             81,400          6/30/2013
07383F                1,553                543                  1          9/30/2013
36158Y               65,030            228,891            386,504          9/30/2013
46625M              108,366             81,262             46,366          9/30/2013
52108H               28,494            121,794              2,576          9/30/2013
83611M              107,388          2,183,158          1,911,903          9/30/2013
46625M              147,295            294,579            339,669         12/31/2013
46625M               10,734             60,949             39,698         12/31/2013
52108H               12,187            104,638             39,986         12/31/2013
55312Y               27,633          1,051,483          1,412,438         12/31/2013
61746W               21,720             53,186             67,225         12/31/2013
929766               94,905             17,401                228         12/31/2013
               ------------       ------------       ------------       ------------
                   $684,132
               ------------       ------------       ------------       ------------

4. FAIR VALUE MEASUREMENTS

Certain of the following financial instruments are carried at fair value in the Company's Financial Statements: bonds and stocks, derivatives, and Separate Account assets.

The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad levels (Level 1, 2 or 3):

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include open-ended mutual funds reported in General and Separate Account invested assets.
Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most bonds and preferred stocks, including those reported in Separate Account assets, are model priced by vendors using observable inputs and are classified within Level 2.
Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities, and complex derivative securities. Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of amounts that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. Transfers between Level 1 and Level 2 were not material for the period ended December 31, 2013. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's bonds included in Level 3 are classified as such because these securities are primarily priced by independent brokers and/or are within illiquid markets.

These disclosures provide information as to the extent to which the Company uses fair value to measure financial instruments and information about the inputs used to value those financial instruments to allow users to assess the relative reliability of the measurements. The following tables present assets and (liabilities) carried at fair value by hierarchy level as of:

                                                                       DECEMBER 31, 2013
                                     QUOTED PRICES IN           SIGNIFICANT              SIGNIFICANT
                                    ACTIVE MARKETS FOR           OBSERVABLE             UNOBSERVABLE
                                     IDENTICAL ASSETS              INPUTS                  INPUTS
(AMOUNTS IN THOUSANDS)                   (LEVEL 1)               (LEVEL 2)                (LEVEL 3)               TOTAL
---------------------------------------------------------------------------------------------------------------------------------
a. Assets accounted for at fair
 value
All other corporate --
 asset-backed                                  $ --                    $ --                      $62                     $62
Common stocks                                85,039                      --                      337                  85,376
                                        -----------              ----------              -----------          --------------
            TOTAL BONDS AND STOCKS           85,039                      --                      399                  85,438
Derivative assets
 Credit derivatives                              --                   6,738                    1,168                   7,906
 Interest rate derivatives                       --                  11,386                       --                  11,386
 GMWB hedging instruments                        --                 108,032                  187,795                 295,827
 U.S. macro hedge program                        --                      --                  177,969                 177,969
 International program hedging
  instruments                                    --                 240,781                       --                 240,781
                                        -----------              ----------              -----------          --------------
           TOTAL DERIVATIVE ASSETS               --                 366,937                  366,932                 733,869
Separate Account assets (1)              44,195,129                      --                       --              44,195,129
                                        -----------              ----------              -----------          --------------
TOTAL ASSETS ACCOUNTED FOR AT FAIR
                             VALUE      $44,280,168                $366,937                 $367,331             $45,014,436
                                        -----------              ----------              -----------          --------------
b. Liabilities accounted for at
 fair value
Derivative liabilities
 Credit derivatives                            $ --                 $(3,011)                 $(1,168)                $(4,179)
 Foreign exchange derivatives                    --                  (3,576)                      --                  (3,576)
 Interest rate derivatives                       --                 (25,065)                      --                 (25,065)
 GMWB hedging instruments                        --                (125,985)                 (83,066)               (209,051)
 U.S. macro hedge program                        --                      --                  (38,647)                (38,647)
 International program hedging
  instruments                                    --                (215,286)                 (17,464)               (232,750)
                                        -----------              ----------              -----------          --------------
TOTAL LIABILITIES ACCOUNTED FOR AT
                        FAIR VALUE             $ --               $(372,923)               $(140,345)              $(513,268)
                                        -----------              ----------              -----------          --------------

(1) Excludes approximately $21.1 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements).

                                                                       DECEMBER 31, 2012
                                     QUOTED PRICES IN
                                      ACTIVE MARKETS             SIGNIFICANT              SIGNIFICANT
                                      FOR IDENTICAL               OBSERVABLE             UNOBSERVABLE
                                          ASSETS                    INPUTS                  INPUTS
(AMOUNTS IN THOUSANDS)                  (LEVEL 1)                 (LEVEL 2)                (LEVEL 3)               TOTAL
---------------------------------------------------------------------------------------------------------------------------------
a. Assets accounted for at fair
 value
 All other corporate --
  asset-backed                                  $ --                     $12                   $2,418                  $2,430
 Common stocks                                98,409                      --                        4                  98,413
                                      --------------              ----------              -----------          --------------
          TOTAL BONDS AND STOCKS              98,409                      12                    2,422                 100,843
 Derivative assets
  Credit derivatives                              --                  (2,669)                   1,519                  (1,150)
  Equity derivatives                              --                      --                    1,800                   1,800
  Foreign exchange derivatives                    --                 (11,171)                      --                 (11,171)
  Interest rate derivatives                       --                  26,228                       --                  26,228
  GMWB hedging instruments                        --                  98,244                  341,565                 439,809
  U.S. macro hedge program                        --                      --                  333,449                 333,449
  International program hedging
   instruments                                    --                 (75,753)                 (39,973)               (115,726)
                                      --------------              ----------              -----------          --------------
         TOTAL DERIVATIVE ASSETS                  --                  34,879                  638,360                 673,239
 Separate Account assets (1)              45,821,181                      --                       --              45,821,181
                                      --------------              ----------              -----------          --------------
   TOTAL ASSETS ACCOUNTED FOR AT
                      FAIR VALUE         $45,919,590                 $34,891                 $640,782             $46,595,263
                                      --------------              ----------              -----------          --------------
b. Liabilities accounted for at
 fair value
 Derivative liabilities
  Credit derivatives                            $ --                  $1,452                  $(1,519)                   $(67)
  Equity derivatives                              --                      --                      470                     470
  Interest rate derivatives                       --                 (37,960)                      --                 (37,960)
  GMWB hedging instruments                        --                     891                   67,951                  68,842
  U.S. macro hedge program                        --                      --                  (47,664)                (47,664)
  International program hedging
   instruments                                    --                 (31,419)                 (20,452)                (51,871)
                                      --------------              ----------              -----------          --------------
 TOTAL LIABILITIES ACCOUNTED FOR
                   AT FAIR VALUE                $ --                $(67,036)                 $(1,214)               $(68,250)
                                      --------------              ----------              -----------          --------------

(1) Excludes approximately $30.7 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent reasonable estimates of fair values. The Company also determines fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

The fair value process is monitored by the Valuation Committee, which is a cross-functional group of senior management within the Company that meets at least quarterly. The Valuation Committee is co-chaired by the Heads of Investment Operations and Accounting and has representation from various investment sector professionals, accounting, operations, legal, compliance and risk management. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments, as well as addressing fair valuation issues and approving changes to valuation methodologies and pricing sources. There are also two working groups, a Securities Fair Value Working Group ("Securities Working Group") and a Derivatives Fair Value Working Group ("Derivatives Working Group"), which includes the Heads of Investment Operations and Accounting, as well as other investment, operations, accounting and risk management professionals that meet monthly to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes described in more detail in the following paragraphs.

The Company also has an enterprise-wide Operational Risk Management function, led by the Chief Operational Risk Officer, which is responsible for establishing, maintaining and communicating the framework, principles and guidelines of the Company's operational risk management program. This includes model risk management which provides an independent review of the suitability, characteristics and reliability of model inputs; as well as an analysis of significant changes to current models.

BONDS AND STOCKS

The fair values of bonds and stocks in an active and orderly market (e.g. not distressed or forced liquidation) are determined by management after considering one of three primary sources of information: third-party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third-party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. If none of these pricing sources are available, the Company will estimate fair value utilizing an internal pricing model. Typical inputs used by these pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bid offers, and/or estimated cash flows, prepayment speeds and default rates. Based on the typical trading volumes and the lack of quoted market prices for bonds, third-party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third-party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of ABS and Residential Mortgage-Backed Securities ("RMBS") are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

A pricing matrix is used to price private placement securities for which the Company is unable to obtain a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer's financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities.

The Securities Working Group performs ongoing analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. As a part of this analysis, the Company considers trading volume, new issuance activity and other factors to determine whether the market activity is significantly different than normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums.

The Company conducts other specific activities to monitor controls around pricing. Daily analyses identify price changes over 3-5%, sale trade prices that differ over 3% from the prior day's price and purchase trade prices that differ more than 3% from the current day's price. Weekly analyses identify prices that differ more than 5% from published bond prices of a corporate bond index. Monthly analyses identify price changes over 3%, prices that have not changed and missing prices. There is also a second source validation on most sectors, where available, for a review of any outlying prices. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differs from what the Company feels a market participant would use. Any changes from the identified pricing source are verified by further confirmation of assumptions used. Examples of other procedures performed include, but are not limited to, initial and ongoing review of third-party pricing services' methodologies, review of pricing statistics and trends and back testing recent trades.

The Company has analyzed the third-party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

DERIVATIVE INSTRUMENTS

Derivative instruments are fair valued using pricing valuation models for OTC derivatives that utilize independent market data inputs, quoted market prices for exchange-traded derivatives and OTC-cleared transactions, or independent broker quotations. As of December 31, 2013 and 2012, 98% and 99%, respectively, of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations.

The Derivatives Working Group performs ongoing analysis of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. The Company performs various controls on derivative valuations which include both quantitative and qualitative analysis. Analyses are conducted by a dedicated derivative pricing team that works directly with investment sector professionals to analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives, as well as for any existing deals with a market value greater than $10,000,000 and all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval. There is a monthly control to review changes in pricing sources to ensure that new models are not moved to production until formally approved.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

VALUATION TECHNIQUES AND INPUTS FOR INVESTMENTS

Generally, the Company determines the estimated fair values of its bonds and stocks using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. For Level 1 investments, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For most of the Company's debt securities, the following inputs are typically used in the Company's pricing matrices: reported trades, benchmark yields, bids and/or estimated cash flows. Inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company's Level 2 and Level 3 measurements are listed below:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third-party pricing services. These investments include most bonds and preferred stocks.

         ABS, CDOs, CMBS and RMBS -- Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, credit default swap indices and for ABS and RMBS, estimated prepayment rates.

         Credit derivatives -- Primary inputs include the swap yield curve and credit default swap curves.

         Foreign exchange derivatives -- Primary inputs include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

         Interest rate derivatives -- Primary input is the swap yield curve.

Level 3 Most of the Company's securities classified as Level 3 include less liquid securities such as lower quality ABS, CMBS, commercial real estate ("CRE") CDOs and RMBS primarily backed by below- prime loans. Securities included in level 3 are primarily value based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments, including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their less liquid markets. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include the following:

         Credit derivatives -- Significant unobservable inputs may include credit correlation and swap yield curve and credit curve extrapolation beyond observable limits.

         Equity derivatives -- Significant unobservable inputs may include equity volatility.

         Interest rate contracts -- Significant unobservable inputs may include swap yield curve extrapolation beyond observable limits and interest rate volatility.

SEPARATE ACCOUNT ASSETS

Separate Account assets are primarily invested in mutual funds but also have investments in bonds and stocks. Separate Account investments are valued in the same manner, and using the same pricing sources and inputs, as the bonds and stocks held in the General Account of the Company.

SIGNIFICANT UNOBSERVABLE INPUTS FOR LEVEL 3 ASSETS MEASURED AT FAIR VALUES

The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value.

                                                   DECEMBER 31, 2013
                                        PREDOMINANT         SIGNIFICANT
                                         VALUATION          UNOBSERVABLE
(AMOUNTS IN THOUSANDS)  FAIR VALUE        METHOD               INPUT             MINIMUM (1)
------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR
AT FAIR VALUE ON A
RECURRING BASIS
                                                         Spread
                                                         (encompasses
                                                         prepayment,
                                        Discounted       default risk and
CMBS                        $62         cash flows       loss severity)             150bps

                                         DECEMBER 31, 2013
                                                              IMPACT OF
                                          WEIGHTED        INCREASE IN INPUT
(AMOUNTS IN THOUSANDS)  MAXIMUM (1)      AVERAGE (2)      ON FAIR VALUE (3)
----------------------  ---------------------------------------------------
ASSETS ACCOUNTED FOR
AT FAIR VALUE ON A
RECURRING BASIS

CMBS                       350bps           279bps        Decrease

(1)  Basis points (bps).

(2) The weighted average is determined based on the fair value of the securities.

(3) The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.

                                                DECEMBER 31, 2013
                                                PREDOMINANT                SIGNIFICANT
                                                 VALUATION                UNOBSERVABLE
(AMOUNTS IN THOUSANDS)   FAIR VALUE                METHOD                     INPUT
-----------------------------------------------------------------------------------------
FREE STANDING
DERIVATIVES
U.S. GMWB hedging
 instruments
 Equity options              $53,998                 Option model       Equity volatility
 Customized swaps             50,731        Discounted cash flows       Equity volatility
U.S. Macro hedge
program
 Equity options              139,322                 Option model       Equity volatility

                                             DECEMBER 31, 2013
                                                                      IMPACT OF
                                                                  INCREASE IN INPUT
(AMOUNTS IN THOUSANDS)         MINIMUM           MAXIMUM          ON FAIR VALUE (1)
----------------------  -----------------------------------------------------------
FREE STANDING
DERIVATIVES
U.S. GMWB hedging
 instruments
 Equity options                       21%                29%              Increase
 Customized swaps                     10%                10%              Increase
U.S. Macro hedge
program
 Equity options                       24%                36%              Increase

(1) The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.

                                                         DECEMBER 31, 2012
                                           PREDOMINANT             SIGNIFICANT
                                            VALUATION              UNOBSERVABLE
(AMOUNTS IN THOUSANDS)  FAIR VALUE           METHOD                   INPUT                MINIMUM (1)
------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR
AT FAIR VALUE ON A
RECURRING BASIS
                                                               Spread (encompasses
                                                               prepayment, default
                                         Discounted cash       risk and loss
CMBS                        $1,918       flows                 severity)                       1,267bps
                                         Discounted cash
RMBS                           500       flows                 Spread                            568bps
                                                               Constant prepayment
                                                               rate                                  2%
                                                               Constant default
                                                               rate                                 10%
                                                               Loss severity                        95%

                                           DECEMBER 31, 2012
                                                                   IMPACT OF
                                              WEIGHTED         INCREASE IN INPUT
(AMOUNTS IN THOUSANDS)   MAXIMUM (1)        AVERAGE (2)        ON FAIR VALUE (3)
----------------------  --------------------------------------------------------
ASSETS ACCOUNTED FOR
AT FAIR VALUE ON A
RECURRING BASIS

CMBS                         1,267bps           1,267bps       Decrease

RMBS                           642bps             616bps       Decrease

                                   2%                 2%       Decrease

                                  24%                19%       Decrease
                                 100%                97%       Decrease

(1)  Basis points (bps).

(2) The weighted average is determined based on the fair value of the securities.

(3) The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.

                                                   DECEMBER 31, 2012
                                                 PREDOMINANT                SIGNIFICANT
                                                  VALUATION                UNOBSERVABLE
(AMOUNTS IN THOUSANDS)   FAIR VALUE                METHOD                      INPUT
-----------------------------------------------------------------------------------------------
FREE STANDING
DERIVATIVES
U.S. GMWB hedging
 instruments
 Equity options             $276,922       Option model                  Equity volatility
 Customized swaps            132,594       Discounted cash flows         Equity volatility
U.S. Macro hedge
 program Equity
 options                     285,785       Option model                  Equity volatility
International program
 hedging Equity
 options                    (60,425)       Option model                  Equity volatility

                                          DECEMBER 31, 2012
                                                                 IMPACT OF
                                                             INCREASE IN INPUT
(AMOUNTS IN THOUSANDS)    MINIMUM           MAXIMUM          ON FAIR VALUE (1)
----------------------  ------------------------------------------------------
FREE STANDING
DERIVATIVES
U.S. GMWB hedging
 instruments
 Equity options                 10%                31%       Increase
 Customized swaps               10%                10%       Increase
U.S. Macro hedge
 program Equity
 options                        24%                43%       Increase
International program
 hedging Equity
 options                        26%                28%       Increase

(1) The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.

Securities and derivatives for which the Company bases fair value on broker quotations predominately include ABS, CDOs, corporate, fixed maturities, fair value option ("FVO") and certain credit derivatives. Due to the lack of transparency in the process brokers use to develop prices for these investments, the Company does not have access to the significant unobservable inputs brokers use to price these securities and derivatives. The Company believes however, the types of inputs brokers may use would likely be similar to those used to price securities and derivatives for which inputs are available to the Company, and therefore may include, but not be limited to, loss severity rates, constant prepayment rates, constant default rates and credit spreads. Therefore, similar to non-broker priced securities and derivatives, generally, increases in these inputs would cause fair values to decrease. For the years ended December 31, 2013 and 2012, no significant adjustments were made by the Company to broker prices received.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The tables below provides a roll-forward of financial instruments measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2013 and 2012:

                                     FAIR VALUE         TRANSFERS        TRANSFERS
                                        AS OF              INTO           OUT OF
(AMOUNTS IN THOUSANDS)              JAN. 1, 2013       LEVEL 3 (2)      LEVEL 3 (2)
-------------------------------------------------------------------------------------
Assets
All other corporate -- asset-
 backed                                  $2,418             $36            $(439)
Common stocks                                 4              --               --
                                      ---------            ----            -----
         TOTAL BONDS AND STOCKS          $2,422             $36            $(439)
                                      ---------            ----            -----
Derivatives
 Credit derivatives                        $ --            $ --             $ --
 Equity derivatives                       2,270              --               --
 GMWB hedging instruments               409,516              --               --
 U.S. macro hedge program               285,785              --               --
 International program hedging          (60,424)             --               --
                                      ---------            ----            -----
          TOTAL DERIVATIVES (3)        $637,147            $ --             $ --
                                      ---------            ----            -----

                                          TOTAL
                                   REALIZED/UNREALIZED
                                      GAINS (LOSSES)
                                       INCLUDED IN:
                                    NET                       PURCHASES/           SALES/
(AMOUNTS IN THOUSANDS)           INCOME (1)       SURPLUS      INCREASES          DECREASES
-------------------------------  --------------------------------------------------------------
Assets
All other corporate -- asset-
 backed                            $(1,354)       $1,514           $ --            $(1,947)
Common stocks                         (573)          112            794                 --
                                 ---------        ------        -------            -------
         TOTAL BONDS AND STOCKS    $(1,927)       $1,626           $794            $(1,947)
                                 ---------        ------        -------            -------
Derivatives
 Credit derivatives                    $30          $ --           $ --               $ --
 Equity derivatives                    493            --             --                 --
 GMWB hedging instruments         (307,967)           --             --                 --
 U.S. macro hedge program         (192,164)           --         45,701                 --
 International program hedging      (8,139)           --             --                 --
                                 ---------        ------        -------            -------
          TOTAL DERIVATIVES (3)  $(507,747)         $ --        $45,701               $ --
                                 ---------        ------        -------            -------


                                                        FAIR VALUE
                                                           AS OF
(AMOUNTS IN THOUSANDS)              SETTLEMENTS        DEC. 31, 2013
-------------------------------  --------------------------------------
Assets
All other corporate -- asset-
 backed                                 $(166)                 $62
Common stocks                              --                  337
                                      -------            ---------
         TOTAL BONDS AND STOCKS         $(166)                $399
                                      -------            ---------
Derivatives
 Credit derivatives                      $(30)                $ --
 Equity derivatives                    (2,763)                  --
 GMWB hedging instruments               3,180              104,729
 U.S. macro hedge program                  --              139,322
 International program hedging         51,099              (17,464)
                                      -------            ---------
          TOTAL DERIVATIVES (3)       $51,486             $226,587
                                      -------            ---------

(1) All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.

(2) Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement.

(3) Derivative instruments are reported in this table on a net basis for asset/(liability) positions.


                                  FAIR VALUE           TRANSFERS         TRANSFERS
                                    AS OF                INTO             OUT OF
(AMOUNTS IN THOUSANDS)           JAN. 1, 2012         LEVEL 3 (2)       LEVEL 3 (2)
--------------------------------------------------------------------------------------
Assets
All other corporate                     $ --              $ --               $ --
All other corporate -- asset-
 backed                                2,468               355               (581)
Common stocks                              4                --                 --
                                 -----------             -----            -------
         TOTAL BONDS AND STOCKS       $2,472              $355              $(581)
                                 -----------             -----            -------
Derivatives
 Credit derivatives                    $(512)             $ --               $(20)
 Equity derivatives                      569                --                 --
 Interest rate derivatives                 5                --                 --
 GMWB hedging instruments            686,072                --             21,718
 U.S. macro hedge program            356,561                --                 --
 International program hedging       (20,152)               --              7,755
                                 -----------             -----            -------
          TOTAL DERIVATIVES (3)   $1,022,543              $ --            $29,453
                                 -----------             -----            -------

                                              TOTAL
                                       REALIZED/UNREALIZED
                                          GAINS (LOSSES)
                                           INCLUDED IN:
                                    NET
(AMOUNTS IN THOUSANDS)           INCOME (1)           SURPLUS      PURCHASES       SALES
-------------------------------  ------------------------------------------------------------
Assets
All other corporate                   $ --              $ --            $ --        $ --
All other corporate -- asset-
 backed                                 95               256              --        (134)
Common stocks                           --                --              --          --
                                 ---------             -----       ---------       -----
         TOTAL BONDS AND STOCKS       $ 95              $256            $ --       $(134)
                                 ---------             -----       ---------       -----
Derivatives
 Credit derivatives                 $1,881              $ --            $ --        $ --
 Equity derivatives                    120                --           2,042          --
 Interest rate derivatives              (5)               --              --          --
 GMWB hedging instruments         (341,264)               --          55,490          --
 U.S. macro hedge program         (322,425)               --         251,649          --
 International program hedging     (89,472)               --         (33,801)         --
                                 ---------             -----       ---------       -----
          TOTAL DERIVATIVES (3)  $(751,165)             $ --        $275,380        $ --
                                 ---------             -----       ---------       -----


                                                         FAIR VALUE
                                                            AS OF
(AMOUNTS IN THOUSANDS)              SETTLEMENTS         DEC. 31, 2012
-------------------------------  ---------------------------------------
Assets
All other corporate                       $ --                 $ --
All other corporate -- asset-
 backed                                    (41)               2,418
Common stocks                               --                    4
                                      --------            ---------
         TOTAL BONDS AND STOCKS           $(41)              $2,422
                                      --------            ---------
Derivatives
 Credit derivatives                    $(1,349)                $ --
 Equity derivatives                       (461)               2,270
 Interest rate derivatives                  --                   --
 GMWB hedging instruments              (12,500)             409,516
 U.S. macro hedge program                   --              285,785
 International program hedging          75,246              (60,424)
                                      --------            ---------
          TOTAL DERIVATIVES (3)        $60,936             $637,147
                                      --------            ---------

A. All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.

B. Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost or market requirement.

C. Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

FAIR VALUES FOR ALL FINANCIAL INSTRUMENTS BY LEVELS 1, 2 AND 3

The tables below reflect the fair values and admitted values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method (subsidiaries, joint ventures and ventures). The fair values are also categorized into the three-level fair value hierarchy.

                                                                     DECEMBER 31, 2013
                                            AGGREGATE FAIR
(AMOUNTS IN THOUSANDS)                          VALUE                    ADMITTED VALUE            (LEVEL 1)
-------------------------------------------------------------------------------------------------------------------
TYPE OF FINANCIAL INSTRUMENT
Assets
 Bonds and short-term investments --
  unaffiliated                                 $6,321,620                   $6,194,159                $388,731
 Bonds and short-term investments --
  affiliated                                    1,301,696                    1,234,312                      --
 Preferred stocks -- unaffiliated                   2,708                        2,807                      --
 Common stocks -- unaffiliated                     85,376                       85,376                  85,039
 Mortgage loans on real estate                    752,088                      748,645                      --
 Derivative related assets                        385,557                      733,869                      --
 Contract loans                                   119,039                      113,618                      --
 Surplus debentures                                13,249                       13,021                      --
 Low-income housing tax credits                     1,124                        1,124                      --
 Separate Account assets (1)                   44,195,129                   44,195,129              44,195,129
                                             ------------                 ------------            ------------
                          TOTAL ASSETS        $53,177,586                  $53,322,060             $44,668,899
                                             ------------                 ------------            ------------
Liabilities
 Liability for deposit-type contracts         $(1,359,150)                 $(1,359,150)                   $ --
 Derivative related liabilities                  (513,071)                    (513,268)                     --
 Separate Account liabilities                 (44,195,129)                 (44,195,129)            (44,195,129)
                                             ------------                 ------------            ------------
                     TOTAL LIABILITIES       $(46,067,350)                $(46,067,547)           $(44,195,129)
                                             ------------                 ------------            ------------

                                                         DECEMBER 31, 2013
                                                                            NOT PRACTICABLE
(AMOUNTS IN THOUSANDS)                  (LEVEL 2)         (LEVEL 3)        (CARRYING VALUE)
--------------------------------------  ----------------------------------------------------
TYPE OF FINANCIAL INSTRUMENT
Assets
 Bonds and short-term investments --                                                $
  unaffiliated                          $5,554,152          $378,737               --
 Bonds and short-term investments --
  affiliated                                    --         1,301,696               --
 Preferred stocks -- unaffiliated            2,708                --               --
 Common stocks -- unaffiliated                  --               337               --
 Mortgage loans on real estate                  --           752,088               --
 Derivative related assets                  18,625           366,932               --
 Contract loans                                 --           119,039               --
 Surplus debentures                         13,249                --               --
 Low-income housing tax credits                 --             1,124               --
 Separate Account assets (1)                    --                --               --
                                        ----------       -----------              ---
                                                                                    $
                          TOTAL ASSETS  $5,588,734        $2,919,953               --
                                        ----------       -----------              ---
Liabilities
                                                                                    $
 Liability for deposit-type contracts         $ --       $(1,359,150)              --
 Derivative related liabilities           (372,726)         (140,345)              --
 Separate Account liabilities                   --                --               --
                                        ----------       -----------              ---
                                                                                    $
                     TOTAL LIABILITIES   $(372,726)      $(1,499,495)              --
                                        ----------       -----------              ---

(1) Excludes approximately $21.1 million, at December 31, 2013, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

                                                                     DECEMBER 31, 2012
                                            AGGREGATE FAIR
(AMOUNTS IN THOUSANDS)                          VALUE                    ADMITTED VALUE            (LEVEL 1)
-------------------------------------------------------------------------------------------------------------------
TYPE OF FINANCIAL INSTRUMENT
Assets
 Bonds and short-term investments --
  unaffiliated                                $15,020,205                  $13,822,160                $160,139
 Bonds -- affiliated                            1,253,896                    1,156,374                      --
 Preferred stocks -- unaffiliated                   7,851                        8,267                      --
 Common stocks -- unaffiliated                     98,413                       98,413                  98,409
 Mortgage loans on real estate                    931,986                      907,376                      --
 Derivative related assets                        551,444                      673,240                      --
 Contract loans                                   443,179                      375,219                      --
 Surplus debentures                                18,221                       15,708                      --
 Separate Account assets (1)                   45,821,181                   45,821,181              45,821,181
                                             ------------                 ------------            ------------
                          TOTAL ASSETS        $64,146,376                  $62,877,938             $46,079,729
                                             ------------                 ------------            ------------
Liabilities
 Liability for deposit-type contracts         $(1,543,283)                 $(1,543,283)                   $ --
 Derivative related liabilities                   (68,256)                     (68,250)                     --
 Separate Account liabilities                 (45,821,181)                 (45,821,181)            (45,821,181)
                                             ------------                 ------------            ------------
                     TOTAL LIABILITIES       $(47,432,720)                $(47,432,714)           $(45,821,181)
                                             ------------                 ------------            ------------

                                                          DECEMBER 31, 2012
                                                                             NOT PRACTICABLE
(AMOUNTS IN THOUSANDS)                   (LEVEL 2)         (LEVEL 3)        (CARRYING VALUE)
--------------------------------------  -----------------------------------------------------
TYPE OF FINANCIAL INSTRUMENT
Assets
 Bonds and short-term investments --                                                 $
  unaffiliated                          $14,478,232          $381,834               --
 Bonds -- affiliated                             --         1,253,896               --
 Preferred stocks -- unaffiliated             7,629               222               --
 Common stocks -- unaffiliated                   --                 4               --
 Mortgage loans on real estate                   --           931,986               --
 Derivative related assets                  (86,916)          638,360               --
 Contract loans                                  --           443,179               --
 Surplus debentures                          18,221                --               --
 Separate Account assets (1)                     --                --               --
                                        -----------       -----------              ---
                                                                                     $
                          TOTAL ASSETS  $14,417,166        $3,649,481               --
                                        -----------       -----------              ---
Liabilities
                                                                                     $
 Liability for deposit-type contracts          $ --       $(1,543,283)              --
 Derivative related liabilities             (67,042)           (1,214)              --
 Separate Account liabilities                    --                --               --
                                        -----------       -----------              ---
                                                                                     $
                     TOTAL LIABILITIES     $(67,042)      $(1,544,497)              --
                                        -----------       -----------              ---

(1) Excludes approximately $30.7 million, at December 31, 2012, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

The valuation methodologies used to determine the fair values of bonds, stocks and derivatives are described in the above determination of Fair Values section of this note.

The amortized cost of short-term investments approximates fair value.

Fair values for mortgage loans on real estate were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

The carrying amounts of the liability for deposit-type contracts and Separate Account liabilities approximate their fair values.

Fair values for contract loans were estimated using discounted cash flow calculations and current interest rates.

At December 31, 2013 and 2012, the Company had no investments where it was not practicable to estimate fair value.

5.  INCOME TAXES

A. The components of the net deferred tax asset/(deferred tax liability) ("DTA"/"(DTL)") at period end and the change in those components are as follows:

                                                     2013
                                   ORDINARY         CAPITAL          TOTAL
--------------------------------------------------------------------------------
1 (a) Gross DTA                  $1,816,821,763    $45,135,301    $1,861,957,064
 (b) Statutory valuation                     --             --                --
  allowance adjustments
 (c) Adjusted gross DTA           1,816,821,763     45,135,301     1,861,957,064
 (d) Deferred tax assets            893,221,093     22,661,104       915,882,197
  nonadmitted
 (e) Subtotal net admitted          923,600,670     22,474,197       946,074,867
  deferred tax assets
 (f) Deferred tax liabilities       684,435,670     15,464,197       699,899,867
                               ----------------  -------------  ----------------
 (g) Net admitted deferred         $239,165,000     $7,010,000      $246,175,000
  tax asset/(net deferred tax
  liability)
                               ----------------  -------------  ----------------

                                                       2013
                                ORDINARY              CAPITAL         TOTAL
--------------------------------------------------------------------------------
2 Admission Calculation
 Components SSAP No. 101 :
 (a) Federal income taxes               $ --                $ --            $ --
  paid in prior years
  recoverable by C/B
 (b) Adjusted gross DTA          239,165,000           7,010,000     246,175,000
  expected to be realized
  (1) DTA's expected to be       239,165,000           7,010,000     246,175,000
   realized after the
   balance sheet date
  (2) DTA's allowed per                  XXX                 XXX     425,164,869
   limitation threshold
 (c) DTA's offset against        684,435,670          15,464,197     699,899,867
  (DTLs)
                            ----------------       -------------  --------------
 (d) DTA's admitted as a        $923,600,670         $22,474,197    $946,074,867
  result of application of
  SSAP No. 101
                            ----------------       -------------  --------------
3 (a) Ratio % used to                  3,349  %
 determine recovery period
 and threshold limitation
 (b) Adjusted capital and      2,834,432,460
  surplus used to
  determine 2(b)
  thresholds

                                                          2013
                                                  ORDINARY             CAPITAL
  4 IMPACT OF TAX PLANNING STRATEGIES:             PERCENT             PERCENT
-----------------------------------------------------------------------------------
 (a) Determination of adjusted gross DTA
  and net admitted DTA, by tax character
  as a %.
  (1) Adjusted gross DTAs amount from       $1,816,821,763         $45,135,301
   Note 5A1c
  (2) % of net admitted adjusted gross                   0%                  0%
   DTAs by tax character attributable to
   the impact of tax planning strategies
  (3) Net admitted adj. gross DTAs             923,600,670          22,474,197
   amount from Note 5A1e
  (4) % of net admitted adjusted gross                  32%                  4%
   DTAs by tax character admitted
   because of the impact of planning
   strategies
 (b) Do the tax planning strategies                    Yes               No  X
  include the use of reinsurance?

                                                     2012
                                   ORDINARY         CAPITAL          TOTAL
--------------------------------------------------------------------------------
1 (a) Gross DTA                  $1,991,996,696    $73,968,061    $2,065,964,757
 (b) Statutory valuation
  allowance adjustments                      --             --                --
 (c) Adjusted gross DTA           1,991,996,696     73,968,061     2,065,964,757
 (d) Deferred tax assets
  nonadmitted                     1,100,066,331     47,098,013     1,147,164,344
 (e) Subtotal net admitted
  deferred tax assets               891,930,365     26,870,048       918,800,413
 (f) Deferred tax liabilities       511,264,849     12,811,948       524,076,797
                               ----------------  -------------  ----------------
 (g) Net admitted DTA/(DTL)        $380,665,516    $14,058,100      $394,723,616
                               ----------------  -------------  ----------------

                                                     2012
                              ORDINARY              CAPITAL          TOTAL
--------------------------------------------------------------------------------
2 Admission Calculation
 Components SSAP No. 101
 :
 (a) Federal income
  taxes paid in prior
  years recoverable by
  C/B                                 $ --                $ --              $ --
 (b) Adjusted gross DTA
  expected to be
  realized                     380,665,516          14,058,100       394,723,616
  (1) DTA's expected to
   be realized after the
   balance sheet date        1,116,409,900          14,058,100     1,130,468,000
  (2) DTA's allowed per
   limitation threshold                XXX                 XXX       394,723,616
 (c) DTA's offset
  against (DTLs)               511,264,849          12,811,948       524,076,797
                          ----------------       -------------  ----------------
 (d) DTA's admitted as a
  result of application
  of SSAP No. 101             $891,930,365         $26,870,048      $918,800,413
                          ----------------       -------------  ----------------
3 (a) Ratio % used to
 determine recovery
 period and threshold
 limitation                          1,822%
 (b) Adjusted capital
  and surplus used to
  determine 2(b)
  thresholds                 2,631,490,773

                                                       2012
                                           ORDINARY              CAPITAL
                                           PERCENT               PERCENT
--------------------------------------------------------------------------------
4 Impact of Tax Planning Strategies:
 (a) Determination of adjusted gross
  DTA and net admitted DTA, by tax
  character as a %.
  (1) Adjusted gross DTAs amount from
   Note 5A1c                             $1,991,996,696         $73,968,061
  (2) % of net admitted adjusted
   gross DTAs by tax character
   attributable to the impact of tax
   planning strategies                                0%                  0%
  (3) Net admitted adj. gross DTAs
   amount from Note 5A1e                    891,930,365          26,870,048
  (4) % of net admitted adjusted
   gross DTAs by tax character
   admitted because of the impact of
   planning strategies                                0%                  0%
 (b) Do the tax planning strategies
  include the use of reinsurance?                   Yes               No  X

                                                                            CHANGE DURING 2013
                                                 ORDINARY                        CAPITAL                          TOTAL
1 (A) GROSS DTA                               $(175,174,933)                  $(28,832,760)                  $(204,007,693)
---------------------------------------------------------------------------------------------------------------------------------
 (b) Statutory valuation allowance                         --                             --                              --
  adjustments
 (c) Adjusted gross DTA                          (175,174,933)                   (28,832,760)                   (204,007,693)
 (d) Deferred tax assets nonadmitted             (206,845,238)                   (24,436,909)                   (231,282,147)
 (e) Subtotal net admitted deferred tax            31,670,305                     (4,395,851)                     27,274,454
  assets
 (f) Deferred tax liabilities                     173,170,821                      2,652,249                     175,823,070
                                              ---------------                 --------------                 ---------------
 (g) Net admitted DTA/(DTL)                     $(141,500,516)                   $(7,048,100)                  $(148,548,616)
                                              ---------------                 --------------                 ---------------

                                                                       CHANGE DURING 2013
2 ADMISSION CALCULATION COMPONENTS SSAP NO. 101 :      ORDINARY              CAPITAL               TOTAL
------------------------------------------------------------------------------------------------------------------
 (a) Federal income taxes paid in prior years
  recoverable by C/B                                           $ --                $ --                  $ --
 (b) Adjusted gross DTA expected to be realized        (141,500,516)         (7,048,100)         (148,548,616)
  (1) DTA's expected to be realized after the
   balance sheet date                                  (877,244,900)         (7,048,100)         (884,293,000)
  (2) DTA's allowed per limitation threshold                    XXX                 XXX            30,441,253
 (c) DTA's offset against (DTLs)                        173,170,821           2,652,249           175,823,070
                                                   ----------------       -------------       ---------------
 (d) DTA's admitted as a result of application of
  SSAP No. 101                                          $31,670,305         $(4,395,851)          $27,274,454
                                                   ----------------       -------------       ---------------
3 (a) Ratio % used to determine recovery period
 and threshold limitation                                     1,527%
 (b) Adjusted capital and surplus used to
  determine 2(b) thresholds                             202,941,687

                                                        CHANGE DURING 2013
                                                  ORDINARY                   CAPITAL
                                                   PERCENT                   PERCENT
---------------------------------------------------------------------------------------------
4 Impact of Tax Planning Strategies:
 (a) Determination of adjusted gross DTA
  and net admitted DTA, by tax character
  as a %.
  (1) Adjusted gross DTAs amount from
   Note 5A1c                                     $(175,174,933)             $(28,832,760)
  (2) % of net admitted adjusted gross
   DTAs by tax character attributable to
   the impact of tax planning strategies                     0%                        0%
  (3) Net admitted adj. gross DTAs
   amount from Note 5A1e                            31,670,305                (4,395,851)
  (4) % of net admitted adjusted gross
   DTAs by tax character admitted
   because of the impact of planning
   strategies                                               32%                        4%

B.  (DTLs) are not recognized for the following amounts:

       Not applicable

C.  1. The components of current income tax expense are as follows:

                                               2013                  2012           CHANGE
----------------------------------------------------------------------------------------------------
  (a) Federal                               $(220,692,418)        $323,810,575    $(544,502,993)
  (b) Foreign                                          --               44,651          (44,651)
  (c) Subtotal                               (220,692,418)         323,855,226     (544,547,644)
  (d) Federal income tax on net capital       (96,017,136)          26,183,099     (122,200,235)
   gains
  (e) Utilization of capital loss                      --                   --               --
   carry-forwards
  (f) Other                                            --                   --               --
                                          ---------------       --------------  ---------------
  (g) Federal and foreign income taxes      $(316,709,554)        $350,038,325    $(666,747,879)
   incurred
                                          ===============       ==============  ===============

2. The main components of the period end deferred tax amounts and the change in those components are as follows:

                                               2013            2012           CHANGE
---------------------------------------------------------------------------------------------
DTA: ORDINARY
 Reserves                                   $112,946,867    $805,988,168   $(693,041,301)
 Tax deferred acquisition costs               76,431,496     253,002,416    (176,570,920)
 Employee benefits                             5,030,426      11,447,285      (6,416,859)
 Bonds and other investments               1,194,813,620     666,125,537     528,688,083
 NOL/Min tax credit/Foreign tax credits      407,162,725     242,327,721     164,835,004
 Other                                        20,436,629      13,105,569       7,331,060
                                          --------------  --------------  --------------
  Subtotal: DTA Ordinary                   1,816,821,763   1,991,996,696    (175,174,933)
  Ordinary Statutory Valuation Allowance              --              --              --
                                          --------------  --------------  --------------
  Total adjusted gross ordinary DTA        1,816,821,763   1,991,996,696    (175,174,933)
  Nonadmitted ordinary DTA                   893,221,093   1,100,066,331    (206,845,238)
                                          --------------  --------------  --------------
  Admitted ordinary DTA                      923,600,670     891,930,365      31,670,305
                                          --------------  --------------  --------------
DTA: CAPITAL
 Bonds and other investments                  45,135,301      73,968,061     (28,832,760)
                                          --------------  --------------  --------------
  Subtotal: DTA Capital                       45,135,301      73,968,061     (28,832,760)
  Capital Statutory Valuation Allowance               --              --              --
                                          --------------  --------------  --------------
  Total adjusted gross capital DTA            45,135,301      73,968,061     (28,832,760)
  Nonadmitted capital DTA                     22,661,104      47,098,013     (24,436,909)
                                          --------------  --------------  --------------
  Admitted capital DTA                        22,474,197      26,870,048      (4,395,851)
                                          --------------  --------------  --------------
                      TOTAL ADMITTED DTA    $946,074,867    $918,800,413     $27,274,454
                                          ==============  ==============  ==============
DTL: ORDINARY
  Bonds and other investments               $564,175,000    $345,583,220    $218,591,780
  Deferred and uncollected                       132,244      25,872,755     (25,740,511)
  Reserves                                   109,955,305     131,595,482     (21,640,177)
  Other                                       10,173,121       8,213,392       1,959,729
                                          --------------  --------------  --------------
   Gross DTL Ordinary                        684,435,670     511,264,849     173,170,821
                                          --------------  --------------  --------------
DTL: CAPITAL
  Investment related                          15,464,197      12,811,948       2,652,249
  Other                                               --              --              --
                                          --------------  --------------  --------------
   Gross DTL Capital                          15,464,197      12,811,948       2,652,249
                                          --------------  --------------  --------------
                               TOTAL DTL    $699,899,867    $524,076,797    $175,823,070
                                          ==============  ==============  ==============
                  NET ADJUSTED DTA/(DTL)    $246,175,000    $394,723,616   $(148,548,616)
                                          ==============  ==============  ==============
Adjust for the change in deferred tax on
 unrealized gains/losses                                                       3,363,614
Adjust for the stock compensation
 transfer                                                                      1,212,314
Adjust for the change in nonadmitted
 deferred tax                                                               (231,282,147)
Other adjustments                                                                     --
                                                                          --------------
Adjusted change in net deferred income
 tax                                                                       $(375,254,835)
                                                                          ==============

D.  Reconciliation of federal income tax rate to actual effective rate:

The sum of the income tax incurred and the change in the DTA/DTL is different from the result obtained by applying the statutory federal income tax rate to the pretax income. The significant items causing this difference are as follows:

                                            2013                                 2012
                                                             % OF PRE-TAX                        % OF PRE-TAX
                                                                INCOME                              INCOME
                                         TAX EFFECT          $417,530,035     TAX EFFECT        $1,061,415,077
---------------------------------------------------------------------------------------------------------------
Statutory tax -- 35%                    $146,135,512             35.00%      $371,495,277            35.00%
Tax preferred investments                (81,000,000)           -19.40%       (89,000,000)           -8.39%
Affiliated dividends                              --              0.00%       (12,600,000)           -1.19%
Valuation allowance                               --              0.00%                --             0.00%
All other                                 (6,590,231)            -1.58%         7,386,380             0.70%
                                        ------------            ------       ------------            -----
            TOTAL STATUTORY INCOME TAX   $58,545,281             14.02%      $277,281,657            26.12%
                                        ============            ======       ============            =====
Federal and foreign income taxes
 incurred                               $(316,709,554)          -75.85%      $350,038,325            32.98%
Change in net deferred income taxes      375,254,835             89.87%       (72,756,668)           -6.86%
                                        ------------            ------       ------------            -----
            TOTAL STATUTORY INCOME TAX   $58,545,281             14.02%      $277,281,657            26.12%
                                        ============            ======       ============            =====

                                            2011
                                                              % OF PRE-TAX
                                                                 INCOME
                                         TAX EFFECT          $(732,529,932)
--------------------------------------  ------------------------------------
Statutory tax -- 35%                    $(256,385,476)            35.00%
Tax preferred investments                 (91,500,000)            12.49%
Affiliated dividends                      (25,714,500)             3.51%
Valuation allowance                                --              0.00%
All other                                    (683,314)             0.09%
                                        -------------            ------
            TOTAL STATUTORY INCOME TAX  $(374,283,290)            51.09%
                                        =============            ======
Federal and foreign income taxes
 incurred                                $125,325,732            -17.11%
Change in net deferred income taxes      (499,609,022)            68.20%
                                        -------------            ------
            TOTAL STATUTORY INCOME TAX  $(374,263,290)            51.09%
                                        =============            ======

E. 1. At December 31, 2013, the Company had $596,729,614 of net operating loss carryforward which expires between 2026 and 2028 and $53,478,967 of foreign tax credit carryforward which expires between 2018 and 2023.

2. The amount of federal income taxes incurred in the current year and each preceding year that will be available for recoupment in the event of future net losses are:

2013                             $ --
2012                             $ --
2011                             $ --

3. The aggregate amounts of deposits reported as admitted assets under Section 6603 of the IRS Code was $0 as of December 31, 2013.

F. 1. The Company's federal income tax return is consolidated within The Hartford's consolidated federal income tax return. The consolidated federal income tax return includes the following entities:

The Hartford Financial Services Group, Inc. (Parent)   Hartford Underwriters General Agency, Inc.
Hartford Holdings, Inc.                                Hartford of Texas General Agency, Inc.
Nutmeg Insurance Company                               Nutmeg Insurance Agency, Inc.
Heritage Holdings, Inc.                                Hartford Lloyd's Corporation
Hartford Fire Insurance Company                        1st AgChoice, Inc.
Hartford Accident and Indemnity Company                ClaimPlace, Inc.
Hartford Casualty Insurance Company                    Access CoverageCorp, Inc.
Hartford Underwriters Insurance Company                Access CoverageCorp Technologies, Inc.
Twin City Fire Insurance Company                       Hartford Casualty General Agency, Inc.
Pacific Insurance Company, Limited                     Hartford Fire General Agency, Inc.
Trumbull Insurance Company                             Hartford Strategic Investments LLC
Hartford Insurance Company of Illinois                 Hartford Life, Inc.
Hartford Insurance Company of the Midwest              Hartford Life and Accident Insurance Company
Hartford Insurance Company of the Southeast            Hartford Life International Ltd.
Hartford Lloyd's Insurance Company                     Hartford Equity Sales Company, Inc.
Property & Casualty Insurance Co. of Hartford          Hartford-Comprehensive Employee Benefit Service Co.
Sentinel Insurance Company, Ltd.                       Hartford Securities Distribution Company, Inc.
First State Insurance Company                          The Evergreen Group, Incorporated
New England Insurance Company                          Hartford Administrative Services Company
New England Reinsurance Corporation                    Hartford Life, Ltd.
Fencourt Reinsurance Company, Ltd.                     Hartford Life Insurance Company
Heritage Reinsurance Co., Ltd.                         Hartford Life and Annuity Insurance Company
New Ocean Insurance Co., Ltd.                          Hartford International Life Reassurance Corp.
Hartford Investment Management Co.                     American Maturity Life Insurance Company
HRA Brokerage Services. Inc.                           Champlain Life Reinsurance Company
Ersatz Corporation                                     White River Life Reinsurance Company
Hartford Integrated Technologies, Inc.                 Hartford Fund Management Group, Inc.
Business Management Group, Inc.                        Hartford Life International Holding Company

  2.   Federal Income Tax Allocation

     Estimated tax payments are made quarterly, at which time intercompany tax settlements are made. In the subsequent year, additional settlements are made on the unextended due date of the return and at the time that the return is filed. The method of allocation among affiliates of the Company is subject to written agreement approved by the Board of Directors and based upon separate return calculations with current credit for net losses to the extent the losses provide a benefit in the consolidated tax return.

6. REINSURANCE

The amount of reinsurance recoverables from and payables to affiliated and unaffiliated reinsurers were $10,718,558 and $926,044,168 respectively, as of December 31, 2013 and $23,783,887 and $538,948,935 respectively, as of December 31, 2012.

The effect of reinsurance as of and for the years ended December 31 is summarized as follows:

                                                  DIRECT            ASSUMED             CEDED                     NET
---------------------------------------------------------------------------------------------------------------------------------
2013
Aggregate reserves for future benefits         $11,905,322,306    $1,076,972,436     $(9,094,015,409)         $3,888,279,333
Liability for deposit-type contracts                48,225,329     1,335,518,462         (24,594,176)          1,359,149,615
Policy and contract claim liabilities              117,147,937        17,567,410        (117,061,305)             17,654,042
Premium and annuity considerations               2,263,956,031       214,306,601      (5,460,857,455)         (2,982,594,824)
Death, annuity, disability and other               768,962,763       335,485,820        (780,296,543)            324,152,040
 benefits
Surrenders and other fund withdrawals           11,128,056,539       211,476,401     (11,495,364,832)           (155,831,892)

                                                         DIRECT            ASSUMED             CEDED                   NET
---------------------------------------------------------------------------------------------------------------------------------
2012
Aggregate reserves for future benefits                $13,136,569,365    $1,141,074,169    $(5,068,899,440)        $9,208,744,094
Liability for deposit-type contracts                       57,593,210     1,485,690,018                 --          1,543,283,228
Policy and contract claim liabilities                     114,807,788        13,382,743        (54,078,602)            74,111,929
Premium and annuity considerations                      2,380,044,324       311,741,821     (1,402,987,610)         1,288,798,535
Death, annuity, disability and other benefits             660,013,086       421,351,995       (313,326,701)           768,038,380
Surrenders and other fund withdrawals                   8,896,799,930       238,908,549     (8,830,040,225)           305,668,254

                                                     DIRECT             ASSUMED             CEDED                     NET
---------------------------------------------------------------------------------------------------------------------------------
2011
Aggregate reserves for future benefits            $10,948,992,648     $5,217,901,345     $(4,953,576,011)         $11,213,317,982
Policy and contract claim liabilities                  77,162,981          9,362,396         (38,432,611)              48,092,766
Premium and annuity considerations                  2,478,347,638        327,157,421      (1,404,362,300)           1,401,142,759
Death, annuity, disability and other benefits         541,731,135        421,610,418        (251,193,984)             712,147,569
Surrenders and other fund withdrawals               8,945,267,166        260,269,537      (8,873,703,048)             331,833,655

A.  EXTERNAL REINSURANCE

The Company cedes insurance to unaffiliated insurers in order to limit its maximum losses. Such agreements do not relieve the Company from its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. As of December 31, 2013, the Company has two reinsurance-related concentrations of credit risk greater than 10% of the Company's capital and surplus. These concentrations, which are actively monitored, are as follows: reserve credits totaling $7.7 billion for Prudential offset by $5.4 billion of market value of assets held in trust, for a net exposure of $2.3 billion, and reserve credits totaling $682 million for Transamerica Life Insurance Company.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel the reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in the Company's surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $127,493,929 in 2013, a decrease of $180,280,857 from the 2012 balance of $307,774,786. The total amount of reinsurance credits taken for this agreement was $196,144,507 in 2013, a decrease of $277,355,163 from the 2012 balance of $473,499,670.

On December 31, 2012, The Hartford completed the sale of its U.S. individual annuity new business capabilities to Forethought Financial Group. Effective May 1, 2012, all new U.S. annuity policies sold by the Company are reinsured to Forethought Life Insurance Company. The Company ceased the sale of such annuity policies and the reinsurance agreement terminated as to new business in the second quarter of 2013. The reinsurance agreement has no impact on in-force policies issued on or before April 27, 2012.

On January 2, 2013, The Hartford completed the sale of its Individual Life insurance business to Prudential for consideration consisting primarily of a ceding commission of which $457 million, before tax, was allocated to the Company. The transaction resulted from The Hartford's strategic business realignment announced in March 2012. The sale was structured as a reinsurance transaction and resulted in a before tax gain of approximately $1.6 billion consisting of a reinsurance gain and investment - related gains, and an estimated increase to surplus of approximately $1.4 billion, before tax. A reinsurance gain of approximately $600 million, before tax, will be deferred and amortized over 20 years as earnings are estimated to emerge from the business reinsured. Upon closing, the Company reinsured $7.1 billion of policyholder liabilities and $3.8 billion of

Separate Account liabilities under an indemnity reinsurance agreement. The Company also transferred invested assets (excluding cash) with a statement value of $5.1 billion to Prudential.

B.  REINSURANCE ASSUMED FROM AFFILIATES

The Company has reinsurance agreements with Hartford Life Insurance K.K. ("HLIKK"), a Japan based affiliate and a wholly- owned subsidiary of The Hartford. Under these agreements, HLIKK ceded 100% of its covered risks to the Company. The following list describes the reinsurance agreements with HLIKK:

- The Company assumes GMDB on covered contracts that have an associated GMIB rider in force on or after July 31, 2006, and GMIB riders issued on or after April 1, 2005. In connection with this reinsurance agreement, the Company collected premiums of $89,335,190, $172,316,300 and $179,915,572 for the
    years ended December 31, 2013, 2012 and 2011, respectively.

- The Company assumes in-force and prospective "3Win" annuities which bundle guaranteed minimum accumulation benefits ("GMAB"), GMIB and GMDB risks issued on or after February 5, 2007. As a result of capital markets underperformance, 97% of contracts, a total of $3.1 billion, triggered during 2008 and of this amount, $2.0 billion elected the GMIB payout annuity, while the remainder elected a lump-sum payout. The Company received the additional considerations, net of the first annuity payout, and is paying the associated benefits to HLIKK over the payout period. As a result, in 2009 the Company entered into a funding agreement with HLIC in the amount of $1,468,809,904 for the purpose of funding these payments. The funding agreement calls for scheduled annual payouts on October 31 with interest at 5.16% through 2019. In connection with this reinsurance agreement, the Company collected premiums of $389,974, $826,283 and $859,383 for the years ended December 31, 2013, 2012 and 2011, respectively.

- The Company assumes certain in-force and prospective GMIB and GMDB riders issued on or after February 1, 2008. In connection with this reinsurance agreement, the Company collected premiums of $2,326,219, $3,294,187 and $3,559,447 for the years ended December 31, 2013, 2012 and 2011, respectively.

- The Company assumes certain in-force and prospective GMDB riders issued on or after April 1, 2005. In connection with this reinsurance agreement, the Company collected premiums of $2,443,973, $2,817,698 and $3,044,045 for the years ended December 31, 2013, 2012 and 2011, respectively.

The Company had a modified coinsurance ("Modco") reinsurance agreement with Hartford Life Limited ("HLL"), an affiliated wholly-owned subsidiary of Hartford Life International, Ltd ("HLIL"). The Company assumed 100% of the risks associated with GMDB and GMWB riders written by and in-force with HLL as of November 1, 2010. In connection with this agreement as of December 31, 2013 and 2012, the Company recorded a net (payable)/receivable of $0 and $(1,490,759), respectively, and collected premiums of $8,066,899, $9,541,634, and $10,370,089 for the years ended December 31, 2013, 2012 and 2011, respectively. The Company sold HLIL on December 12, 2013, and due to the sale of HLIL, the Company novated its Modco reinsurance agreement with HLL. See Note 13.

C.  REINSURANCE CEDED TO AFFILIATES

The Company has a Modco and coinsurance with funds withheld reinsurance agreement ("WRR Agreement") with White River Life Reinsurance Company ("WRR"), an affiliated captive insurance company unauthorized in the State of Connecticut. The Company cedes to WRR variable annuity contracts, associated riders, and payout annuities written by the Company; annuity contracts and associated riders assumed by the Company under unaffiliated reinsurance agreements; GMAB, GMIB riders and GMDB risks assumed by the Company from HLIKK. Due to the sale of HLIL, the Company ceased ceding GMDB and GMWB riders assumed by the Company from HLL as of December 1, 2013. See Note 13.

Under Modco, the assets and liabilities, and under coinsurance with funds withheld, the assets, associated with the reinsured business will remain on the balance sheet of the Company in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business through Modco and funds withheld adjustments.

In connection with the WRR Agreement as of December 31, 2013 and 2012, the Company recorded a receivable of $0 and $172,250,508 within Amounts recoverable for reinsurance on the Statements of Admitted Assets, Liabilities and Capital and Surplus; a payable of $917,034,952 and $527,400,013, respectively, reported within Other liabilities; Funds held under reinsurance treaties with unauthorized reinsurers of $255,906,441 and $212,088,584, respectively; and paid premiums of $518,156,124, $719,723,726, and $885,985,397, for the years ended
December 31, 2013, 2012, and 2011, respectively. As a result of the sale of the U.S. individual annuity new business, the Company ceased ceding new business to WRR in 2012.

Effective November 1, 2007, the Company entered into a Modco and coinsurance with funds withheld reinsurance agreement with Champlain Life Reinsurance Company ("Champlain"), an affiliated captive insurance company unauthorized in the State of Connecticut. Champlain used a third-party letter of credit to back a certain portion of its statutory reserves, and this letter of credit was assigned to the Company in order to provide collateral for the Company to take reinsurance credit under this agreement. The increase in surplus, net of federal income tax, that resulted from the reinsurance agreement on the effective date was $194,430,212. This surplus benefit was amortized into income on a net of tax basis as earnings emerge from the business reinsured, resulting in a net $0 future impact to surplus. The Company reported paid premiums of $(2,768,952,656), $200,281,441 and $209,973,214 for the years ended December 31,
2013, 2012 and 2011, respectively.

As a result of the sale of the individual life insurance business to Prudential, the Company simultaneously recaptured the individual life insurance assumed by Champlain. As a result, on January 2, 2013, the Company re-assumed all of the life reserves and claims payable totaling $3.0 billion from Champlain; Champlain returned the funds withheld totaling $2.8 billion to the Company; the Company paid a recapture fee of $347 million to Champlain; and, the Company ceded the recaptured reserves to Prudential. The amounts resulting from the transaction with Prudential disclosed above include the release of the Company's remaining deferred gain of $167 million, deferred at the inception of the reinsurance to Champlain, from restricted surplus.

7.  PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following table presents premiums and annuity considerations (deferred and uncollected) as of December 31:

                                                            2013                                        2012
                                             GROSS               NET OF LOADING          GROSS               NET OF LOADING
--------------------------------------------------------------------------------------------------------------------------------
TYPE
Ordinary new business                             $ --                    $ --          $1,616,249               $1,988,768
Ordinary renewal                             3,551,571               3,702,032          17,869,947               21,931,463
Group life                                          --                      --              49,363                   32,976
                                          ------------            ------------       -------------            -------------
                                   TOTAL    $3,551,571              $3,702,032         $19,535,559              $23,953,207
                                          ------------            ------------       -------------            -------------

8.  RELATED PARTY TRANSACTIONS

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions, returns of capital and payments of dividends. Investment management fees are charged by HIMCO and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by the affiliate Hartford Fire Insurance Company.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

At December 31, 2013 and 2012, the Company reported $0 and $13,512,043, respectively, as receivables from and $33,588,068 and $35,894,640, respectively, as payables to parent, subsidiaries, and affiliates. The terms of the written settlement agreements require that these amounts be settled generally within 30 days.

Effective December 31, 2010, The Hartford entered into an Intercompany Liquidity Agreement (the "Agreement") with its insurance company subsidiaries that are domiciled in the State of Connecticut. The Agreement allows for short-term advances of funds between Hartford affiliates. It is not intended to be used for the daily management of liquidity, but instead as a contingency resource should an immediate liquidity need arise at a particular entity. On May 29, 2013, Hartford Life and Annuity Insurance Company issued a note in the principal amount of $225 million to Hartford Life and Accident Insurance Company, under the intercompany liquidity agreement. The note bears interest at 1.00% and matures on May 29, 2014, but was redeemed February 28, 2014.

On February 22, 2013, the Company paid an extraordinary cash return of capital of $1.05 billion to HLIC.

Related party transactions may not be indicative of the costs that would have been incurred on a stand-alone basis. For additional information, see Notes 5, 6, 9 and 12.

9. RETIREMENT PLANS, OTHER POSTRETIREMENT BENEFIT PLANS AND POSTEMPLOYMENT BENEFITS

The Hartford maintains The Hartford Retirement Plan for U.S. Employees, a U.S. qualified defined benefit pension plan (the "Plan") that covers substantially all employees of the Company. The Hartford also maintains non-qualified pension plans to accrue retirement benefits in excess of Internal Revenue Code limitations. These plans shall be collectively referred to as the "Pension Plans."

Effective December 31, 2012, the Hartford amended the Plan to freeze participation and benefit accruals. As a result, employees will not accrue further benefits under the cash balance formula of the plan, although interest will continue to accrue to existing account balances. Compensation earned by employees up to December 31, 2012 will be used for purposes of calculating benefits under the Plan but there will be no future benefit accruals after that date. Participants as of December 31, 2012 will continue to earn vesting credit with respect to their frozen accrued benefits as they continue to work. The freeze also applies to The Hartford Excess Pension Plan II, The Hartford's non-qualified excess benefit plan for certain highly compensated employees, effective December 31, 2012.

For the years ended December 31, 2013, 2012 and 2011, the Company incurred expenses related to the Pension Plans of $5,659,399, $22,147,339 and $18,704,662, respectively, related to the allocation of the net periodic benefit cost, benefit payments and funding to the Pension Plans.

The Hartford also provides certain health care and life insurance benefits for eligible retired employees of the Company. The Hartford's contribution for health care benefits will depend upon the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap for certain retirees which limits average company contributions. The Hartford has prefunded a portion of the health care obligations through a trust fund where such prefunding can be accomplished on a tax effective basis. Effective January 1, 2002, company-subsidized retiree medical, retiree dental and retiree life insurance benefits were eliminated for employees with original hire dates with the Company on or after January 1, 2002. As of December 31, 2012, the Hartford's other postretirement medical, dental and life insurance coverage plans were amended to no longer provide subsidized coverage for current employees who retire on or after January 1, 2014. For the years ended December 31, 2013, 2012 and 2011, the Company incurred (income)/expense related to the other postretirement benefit plans of $(29,777), $664,015 and $1,383,478, respectively.

Substantially all U.S. employees are eligible to participate in The Hartford Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. The Company's contributions include a non-elective contribution of 2% of eligible compensation and a dollar-for-dollar matching contribution of up to 6% of eligible compensation contributed by the employee each pay period. Eligible compensation includes overtime and bonuses but is limited to a total of $1,000,000 annually. The expense allocated to the Company for the year ended December 31, 2013 was $4,611,879.

Prior to January 1, 2013, the contributions were matched, up to 3.0% of base salary, by the Company. In 2012, employees who had earnings of less than $110,000 in the preceding year also received a contribution of 1.5% of base salary and employees who had earnings of $110,000 or more in the preceding year received a contribution of 0.5% of base salary. The expenses allocated to the Company for the years ended December 31, 2012 and 2011 were $4,731,580 and $4,883,327, respectively.

The Company participates in postemployment plans sponsored by Hartford Fire Insurance Company. These plans provide for medical and salary continuance benefits for employees on long-term disability. For the years ended December 31, 2013, 2012, and 2011, the Company was allocated expenses under these plans of $36,458, $591,375, and $664,382, respectively. In addition, additional expenses for the Company under this plan were $36,296, $125,785 and $32,433 for the years ended December 31, 2013, 2012 and 2011, respectively, resulting from valuation adjustments.

10.  CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS

DIVIDEND RESTRICTIONS

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval of the Connecticut Insurance Commissioner (the "Commissioner"), is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Commissioner. Dividends are paid as determined by the Board of Directors in accordance with state statutes and regulations, and are not cumulative. In 2013, 2012, and 2011, a return of capital of $1.05 billion, and dividends of $0 and $0, respectively, were paid. With respect to dividends to its parent HLIC, the Company's dividend limitation under the holding company laws of Connecticut is $997,664,886 in 2014.

UNASSIGNED FUNDS

The portion of unassigned funds reduced by each item below at December 31, was as follows:

                                               2013             2012
--------------------------------------------------------------------------
Unrealized capital losses, net of tax       $721,211,084      $934,084,695
Nonadmitted asset values                     928,120,355     1,168,207,992
Asset valuation reserve                       43,221,943       162,571,194
Provision for reinsurance                             --                --

11.  SEPARATE ACCOUNTS

The Company maintained Separate Account assets totaling $44,216,206,885 and $45,851,885,131 as of December 31, 2013 and 2012, respectively. The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business. For the current reporting year, the Company recorded assets and liabilities for individual variable annuities, variable life and variable universal life product lines in the Separate Accounts.

The Separate Account classifications are supported by state statute and are in accordance with the domiciliary state procedures for approving items within the Separate Accounts. Separate Account assets are segregated from other investments and reported at fair value. Some assets are considered legally insulated whereas others are not legally insulated from the General Account. As of December 31, 2013 and 2012, the Company's Separate Account statement included legally insulated assets of $44,216,206,885 and $45,851,885,131, respectively.

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the General Account Statements of Operations as a component of Net transfers from Separate Accounts. The Company's Separate Accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on Separate Account assets are not separately reflected in the Statements of Operations.

Separate Account fees, net of minimum guarantees, were $899,999,354, $971,069,837 and $1,095,419,763 for the years ended December 31, 2013, 2012 and
2011, respectively, and are recorded as a component of fee income on the Company's Statements of Operations.

An analysis of the Separate Accounts as of December 31, 2013 is as follows:

                                                            NONINDEXED
                                                            GUARANTEED        NONINDEXED
                                                            LESS THAN         GUARANTEED       NONGUARANTEED
                                                             OR EQUAL         MORE THAN          SEPARATE
                                            INDEXED           TO 4%               4%             ACCOUNTS             TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Premium considerations or deposits for
 the year ended 2013:                         $ --             $ --              $ --             $914,828,458       $914,828,458
                                              ----             ----              ----        -----------------  -----------------
Reserves @ year-end:
 For accounts with assets at:
  Fair value                                    --               --                --           43,783,307,624     43,783,307,624
  Amortized cost                                --               --                --                       --                 --
                                              ----             ----              ----        -----------------  -----------------
                         TOTAL RESERVES         --               --                --           43,783,307,624     43,783,307,624
                                              ----             ----              ----        -----------------  -----------------
By withdrawal characteristics:
 Subject to discretionary withdrawal            --               --                --                       --                 --
 With fair value adjustment                     --               --                --                       --                 --
 At book value without fair value
  adjustment and with surrender charge
  of 5% or more                                 --               --                --                       --                 --
 At fair value                                  --               --                --           43,559,275,298     43,559,275,298
 At book value without fair value
  adjustment and with surrender charge
  of less than 5%                               --               --                --                       --                 --
                                              ----             ----              ----        -----------------  -----------------
                               SUBTOTAL         --               --                --           43,559,275,298     43,559,275,298
 Not subject to discretionary
  withdrawal                                    --               --                --              224,032,326        224,032,326
                                              ----             ----              ----        -----------------  -----------------
                                  TOTAL       $ --             $ --              $ --          $43,783,307,624    $43,783,307,624
                                              ----             ----              ----        -----------------  -----------------

Below is the reconciliation of Net transfers from Separate Accounts as of December 31,

                                                                 2013                    2012                    2011
---------------------------------------------------------------------------------------------------------------------------------
Transfer to Separate Accounts                                   $914,828,458            $905,791,935            $866,204,030
Transfer from Separate Accounts                               10,913,496,680           8,502,888,504           8,302,354,037
                                                           -----------------       -----------------       -----------------
Net transfer from Separate Accounts                           (9,998,668,222)         (7,597,096,569)         (7,436,150,007)
Internal exchanges and other Separate Account activity            81,476,262              (4,353,290)            (10,460,311)
                                                           -----------------       -----------------       -----------------
Transfer from Separate Accounts on the Statements of
 Operations                                                  $(9,917,191,960)        $(7,601,449,859)        $(7,446,610,318)
                                                           -----------------       -----------------       -----------------

12. COMMITMENTS AND CONTINGENT LIABILITIES

(A) LITIGATION

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the financial condition of the Company.

(B) GUARANTY FUNDS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year, depending on the state.

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid immaterial net guaranty fund assessments in 2013, 2012 and 2011. The Company has a guaranty fund receivable of $3,515,901 and $3,635,667 as of December 31, 2013 and 2012, respectively.

(C) LEASES

As discussed in Note 8, transactions with The Hartford include rental facilities and equipment. Rent paid by the Company to The Hartford for its share of space occupied and equipment used by The Hartford's life insurance companies was $608,095, $7,635,952 and $8,039,174 in 2013, 2012 and 2011, respectively. Future minimum rental commitments are immaterial.

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut.

(D) TAX MATTERS

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various state and foreign jurisdictions. The Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations for years prior to 2007. The audit of the years 2007-2011 are expected to conclude in 2015, with no material impact on the financial condition or results of operations. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of the tax sharing agreement described in Note 5.

The Separate Account dividend received deduction ("DRD") is estimated for the current year using information from the most recent return, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments and level of policy owner equity account balances. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received in the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company's taxable income before the DRD. The Company recorded benefits of $80,401,818, $83,835,300 and $119,417,997 related to the Separate Account DRD for the years ended December 31, 2013, 2012 and 2011, respectively. These amounts included (charges)/benefits related to prior years' tax returns of $(598,182), $(5,164,700) and $938,384 in 2013, 2012
and 2011, respectively.

(E) FUNDING OBLIGATIONS

At December 31, 2013 and 2012, the Company had outstanding commitments totaling $1,657,000 and $2,189,520, respectively, to fund partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses.

13. SALES OF AFFILIATES AND DISCONTINUED OPERATIONS

On November 30, 2012, the Company completed the sale of Woodbury Financial Services, Inc., a wholly-owned subsidiary, to AIG Advisor Group, Inc., a subsidiary of American International Group, Inc. The disposition resulted in a gain of $26 million before tax.

On December 12, 2013, The Company sold HLIL, a direct wholly-owned subsidiary of the Company, in a cash transaction to Columbia Insurance Company, a Berkshire Hathaway company, for approximately $285 million. At closing, HLIL's sole asset was its subsidiary, HLL, a Dublin-based company that sold variable annuities in the U.K. from 2005 to 2009. The disposition resulted in a decrease is surplus of approximately $225 million, after tax. As part of the transaction, the Company novated its Modco reinsurance agreement with HLL.

The amounts related to Discontinued Operations and the effect on the Company's Balance Sheet and Summary of Operations is as follows:

BALANCE SHEET AS OF DECEMBER 31, 2013
(AMOUNTS IN MILLIONS)
--------------------------------------------------------------------------------
Assets
a. Line 5      Cash                                                    $285
                                                               ------------
b. Line 28      Total assets                                           (400)
                                                               ------------
Liabilities, Surplus and Other Funds
c. Line 28      Total liabilities                                        --
                                                               ------------
d. Line 37      Surplus                                                (225)
                                                               ------------
e. Line 39      Total liabilities and surplus                          (225)
                                                               ------------
Summary of Operations
f. Line 1       Premiums                                                 --
                                                               ------------
g. Line 19      Increase in aggregate reserves for accident &            --
 health
 (current year less prior year)
                                                               ------------
h. Line 32      Federal and foreign income taxes incurred                --
                                                               ------------
i. Line 34      Net realized capital gains (losses)                    (434)
                                                               ------------
j. Line 35      Net income                                            $(472)
                                                               ------------

14. SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2013, through April 25, 2014, the date the financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these financial statements.

On January 30, 2014, The Hartford received permission from the Department to pay extraordinary dividends (as returns of capital) of $642,349,730 from HLAI to HLIC and $800,000,000 from HLIC to Hartford Life and Accident Insurance Company ("HLA"). HLAI and HLIC paid these returns of capital on February 27, 2014. In turn, HLIC received a return of capital of $642,349,730 from HLAI and HLA received a return of capital of $800,000,000 from HLIC on February 27, 2014.

In conjunction with the capitalization of HLA to support the Group Benefits business and the separation of that business from the Talcott Resolution operating segment, on January 30, 2014, The Hartford received permission from the Connecticut Insurance Department to distribute the shares of stock of HLIC from HLA to Hartford Life, Inc., as an extraordinary dividend (as a return of capital). This was completed on March 3, 2014.

In March 2014, the Company received permission from the Department and the Vermont Department of Financial Regulation to terminate the reinsurance agreement with its affiliate WRR effective April 1, 2014. As a result the Company will receive a return of ceded premium related to Separate Account business totaling $41 billion offset by Modco adjustments of $41 billion; reassume $281 million in aggregate reserves for annuity contracts; WRR will return the funds withheld totaling $281 million to the Company; and the Company will pay a recapture fee of $0 to WRR. In addition, the Company is expected to receive a capital contribution of $1,022 million from its parent HLIC in support of the business recaptured.

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    (a) Resolution of the Board of Directors of Hartford Life and
              Annuity Insurance Company ("Hartford") authorizing the
              establishment of the Separate Account.(1)
(b)    (1)    (b) Resolution of the Board of Directors of Hartford Life and
              Annuity Insurance Company ("Hartford") authorizing the re-designation of the Separate Account.(2)
       (2)    Not applicable.
       (3)    (a) Principal Underwriter Agreement.(3)
       (3)    (b) Form of Dealer Agreement.(3)
       (4)    Form of Individual Flexible Premium Variable Annuity Contract.(1)
       (5)    Form of Application.(4)
       (6)    (a) Certificate of Incorporation of Hartford.(5)
              (b) Amended and Restated Bylaws of Hartford.(7)
       (7)    Not applicable.
       (8)    Form of Fund Participation Agreement.(6)
       (9)    Opinion and Consent of Lisa Proch, Assistant General Counsel.
       (10)   Consents of Deloitte and Touche, LLP
       (11)   No financial statements are omitted.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73572, dated May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 8, to the Registration Statement File No. 333-69429, filed April 9, 2001.

(3) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73572, dated April 29, 1996.

(4) Incorporated by reference to Post-Effective Amendment No. 8, to the Registration Statement File No. 33-73572, filed on April 15, 1998.

(5) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-69487, filed on April 9, 2001.

(6) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 333-91921, filed on August 25, 2000.

(7) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement File No. 333-176152, filed on April 25, 2014.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Lydia M. Anderson (1)               Vice President
Thomas S. Barnes                    Vice President
Beth A. Bombara (1)                 Chief Executive Officer, President, Chairman of the Board, Director*
John B. Brady                       Actuary, Vice President
Michael R. Chesman (1)              Senior Vice President
Robert A. Cornell                   Actuary, Vice President
Rochelle S. Cummings                Vice President
George Eknaian                      Chief Actuary Senior Vice President
Csaba Gabor                         Chief Compliance Officer of Separate Accounts
John W. Gallant                     Vice President
Michael R. Hazel                    Vice President, Controller
Donna R. Jarvis                     Actuary, Vice President
Alan J. Kreczko (1)                 Executive Vice President, General Counsel
Craig D. Morrow                     Appointed Actuary, Vice President
Mark J. Niland (1)                  Senior Vice President, Director*
Robert W. Paiano (1)                Treasurer, Senior Vice President, Director*
Peter F. Sannizzaro                 Senior Vice President, Chief Accounting Officer, Chief Financial Officer
Terence Shields (1)                 Assistant Vice President, Corporate Secretary

------------

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

*   Denotes Board of Directors.

(1)  Address: One Hartford Plaza, Hartford, CT 06155

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115

* Denotes Board of Directors

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement File No. 333-148564, filed on February 19, 2014.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 2014 there were 65,386 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a "Proceeding") because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by laws, each an "Officer"), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or
     Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person's official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation's Certificate, in each case, as determined in accordance with the procedures set forth in the by laws. For purposes of the by laws, a "Covered Entity" shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     I)

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

     Hart Life Insurance Company - Separate Account One

     Hart Life Insurance Company - Separate Account Two

     American Maturity Life Insurance Company - Separate Account AMLVA

     American Maturity Life Insurance Company - Separate Account One

     Nutmeg Life Insurance Company - Separate Account One

     Servus Life Insurance Company - Separate Account One

     Servus Life Insurance Company - Separate Account Two

       (b) Directors and Officers of HSD

                                                               POSITIONS AND OFFICES
NAME                                                             WITH UNDERWRITER
-----------------------------------------------------------------------------------------------------------------
Diana Benken                      Chief Financial Officer and Controller/FINOP
Christopher S. Conner (1)         AML Compliance Officer and Chief Compliance Officer
Christopher J. Dagnault (2)       President, Chief Executive Officer
Aidan Kidney                      Senior Vice President
Kathleen E. Jorens (3)            Vice President, Assistant Treasurer
Robert W. Paiano (3)              Senior Vice President, Treasurer
Cathleen Shine                    Secretary
Diane E. Tatelman                 Vice President
Jane Wolak                        Chairman of the Board, Director

------------

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 07089.

(1)  Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(2)  Address: 500 Bielenberg Drive, Woodbury, MN 55125

(3)  Address: One Hartford Plaza, Hartford, CT 06155

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly has caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on April 25, 2014.

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
SEPARATE ACCOUNT TEN
(Registrant)

By:    Beth Bombara                         *By:   /s/ Lisa Proch
       -----------------------------------         -----------------------------------
       Beth Bombara,                               Lisa Proch
       President, Chief Executive Officer          Attorney-in-Fact
       and Chairman of the Board*

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
(Depositor)

By:    Beth Bombara
       -----------------------------------
       Beth Bombara,
       President, Chief Executive Officer
       and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Beth A. Bombara, President, Chief Executive Officer,
 Chairman of the Board, Director*
Mark J. Niland, Senior Vice President, Director*
Robert W. Paiano, Senior Vice President, Treasurer,
 Director* Attorney-in-Fact                                        *By:   /s/ Lisa Proch
                                                                          -----------------------------------
Peter F. Sannizzaro, Senior Vice President, Chief                         Lisa Proch
 Accounting Officer, Chief Financial Officer                              Attorney-in-Fact
                                                                   Date:  April 25, 2014

333-66935

                                 EXHIBIT INDEX

      (9)  Opinion and Consent of Lisa Proch, Assistant General Counsel.
     (10)  Consents of Deloitte and Touche, LLP
     (99)  Copy of Power of Attorney.